                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                      OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-5954

                       The Charles Schwab Family of Funds
               -----------------------------------------------
              (Exact name of registrant as specified in charter)

            101 Montgomery Street, San Francisco, California 94104
     -------------------------------------------------------------------
             (Address of principal executive offices) (Zip code)

                                 Evelyn Dilsaver
                      The Charles Schwab Family of Funds
            101 Montgomery Street, San Francisco, California 94104
         -----------------------------------------------------------
                   (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: December 31

Date of reporting period:  January 01, 2005 - March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB CASH RESERVES(TM)

PORTFOLIO HOLDINGS  As of March 31, 2005, unaudited

The following are the portfolio holdings at 03/31/05. For more information please refer to the fund's semi-annual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities.

* Asset-backed security

+ Credit-enhanced security

o Restricted and/or Illiquid security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date.

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                 ($X1,000)         ($X1,000)
--------------------------------------------------------------------------------
 81.3%    FIXED-RATE OBLIGATIONS                       161,714          161,714
 12.0%    VARIABLE-RATE OBLIGATIONS                     23,996           23,996
  7.7%    OTHER INVESTMENTS                             15,256           15,256
--------------------------------------------------------------------------------
101.0%    TOTAL INVESTMENTS                            200,966          200,966
 (1.0)%   OTHER ASSETS AND LIABILITIES                                   (1,986)
--------------------------------------------------------------------------------
100.0%    NET ASSETS                                                    198,980

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      FIXED-RATE OBLIGATIONS  81.3% of net assets

      CERTIFICATES OF DEPOSIT  42.8%
      --------------------------------------------------------------------------
    + ABBEY NATIONAL TREASURY SERVICES, PLC
          2.70%, 04/15/05                                     2,000        2,000
      BANCO BILBAO VIZCAYA ARGENTARIA S.A.
          2.96%, 06/01/05                                     2,000        2,000
      BANK OF NOVA SCOTIA
          2.66%, 04/07/05                                     5,000        5,000
      BANK OF THE WEST
          3.33%, 09/27/05                                     5,000        5,000
      BANK OF TOKYO-MITSUBISHI, LTD.
          2.80%, 04/28/05                                     5,000        5,000
      BARCLAYS BANK, PLC
          2.70%, 04/12/05                                     2,000        2,000
      BNP PARIBAS
          2.71%, 06/29/05                                     1,000        1,000
      CALYON
          2.61%, 04/08/05                                     5,000        5,000
          2.95%, 08/10/05                                     1,000        1,000
      CANADIAN IMPERIAL BANK OF COMMERCE
          2.72%, 07/05/05                                     4,000        4,000
      CREDIT SUISSE FIRST BOSTON
          2.62%, 04/01/05                                     1,000        1,000
          2.95%, 05/31/05                                     3,000        3,000
      DEUTSCHE BANK, AG
          2.78%, 04/27/05                                     2,000        2,000
          2.75%, 05/19/05                                     5,000        5,000
      DEXIA CREDIT LOCAL
          2.71%, 04/26/05                                     1,000        1,000
    + HBOS TREASURY SERVICES, PLC
          2.91%, 06/13/05                                     1,000        1,000
      LANDESBANK BADEN-WURTTEMBERG
          1.98%, 05/17/05                                     2,200        2,198
      LLOYDS TSB BANK, PLC
          2.71%, 04/14/05                                     2,000        2,000
      NORDDEUTSCHE LANDESBANK GIROZENTRALE
          2.63%, 04/14/05                                     4,000        4,000
      RABOBANK NEDERLAND N.V.
          2.81%, 05/03/05                                     3,000        3,000
      ROYAL BANK OF CANADA
          2.70%, 04/14/05                                     3,000        3,000
          2.76%, 04/19/05                                     2,000        2,000
          2.82%, 05/06/05                                     2,000        2,000
      ROYAL BANK OF SCOTLAND, PLC
          2.79%, 04/29/05                                     1,000        1,000
      TORONTO DOMINION BANK
          2.66%, 04/08/05                                     4,000        4,000
      U.S. BANK, N.A.
          2.68%, 04/07/05                                     4,000        4,000
      UNICREDITO ITALIANO SPA
          2.97%, 05/31/05                                     5,000        5,000
      WELLS FARGO BANK, N.A.
          2.83%, 05/09/05                                     3,000        3,000
      WILMINGTON TRUST CO.
          2.97%, 06/14/05                                     5,000        5,000
                                                                     -----------
                                                                          85,198
      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  37.0%
      --------------------------------------------------------------------------
    * AMSTEL FUNDING CORP., SECTION 4(2) / 144A
          2.77%, 04/15/05                                     3,000        2,997
   *+ ASAP FUNDING LTD., SECTION 4(2) / 144A
          2.69%, 04/05/05                                     1,000        1,000
    * ATLANTIS ONE FUNDING CORP., SECTION 4(2) / 144A
          2.82%, 07/11/05                                     1,000          992
          3.25%, 09/20/05                                     2,000        1,969
      BANK OF AMERICA CORP.
          2.59%, 04/04/05                                     5,000        4,999
      BEAR STEARNS COMPANIES, INC.
          3.03%, 06/21/05                                     1,000          993
    + CBA (DELAWARE) FINANCE, INC.
          2.72%, 04/04/05                                     1,000        1,000
    * CC (USA), INC., SECTION 3C7 / 144A
          2.69%, 04/11/05                                     1,000          999
          2.63%, 04/18/05                                     1,000          999
      CITIGROUP GLOBAL MARKETS HOLDINGS, INC.
          2.63%, 04/20/05                                     1,500        1,498
          2.66%, 05/03/05                                     5,000        4,988
   *+ CONCORD MINUTEMEN CAPITAL CO., SECTION 3C7 / 144A
          2.80%, 07/06/05                                     1,000          993
          2.96%, 08/08/05                                     1,000          990

SCHWAB CASH RESERVES

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
   *+ CROWN POINT CAPITAL CO., L.L.C., SECTION
      4(2) / 144A
          2.64%, 04/18/05                                     2,000        1,998
    * DAKOTA CP NOTES OF CITIBANK CREDIT CARD
      ISSUANCE TRUST, SECTION 4(2) / 144A
          2.63%, 04/06/05                                     3,000        2,999
          2.73%, 04/12/05                                     1,000          999
    + DANSKE CORP.
          2.97%, 05/31/05                                     1,400        1,393
      DNB NOR BANK ASA
          2.88%, 05/31/05                                     1,400        1,393
          3.25%, 09/22/05                                     3,000        3,000
    * DORADA FINANCE, INC., SECTION 3C7 / 144A
          2.68%, 04/26/05                                     1,000          998
   *+ EDISON ASSET SECURITIZATION CORP., L.L.C.,
      SECTION 4(2) / 144A
          2.68%, 04/22/05                                     2,000        1,997
   *+ EIFFEL FUNDING, L.L.C., SECTION 4(2) / 144A
          2.95%, 05/23/05                                     1,000          996
   *+ FAIRWAY FINANCE CO., L.L.C., SECTION 4(2)
      / 144A
          2.96%, 07/28/05                                     1,000          990
      GENERAL ELECTRIC CAPITAL CORP.
          2.64%, 04/21/05                                     2,000        1,997
          3.02%, 06/23/05                                     2,000        1,986
          2.86%, 07/21/05                                     2,000        1,983
      GENERAL ELECTRIC CAPITAL SERVICES
          2.68%, 04/21/05                                     1,000          999
    * GIRO FUNDING U. S. CORP., SECTION 4(2) /
      144A
          2.73%, 04/12/05                                     2,000        1,998
    * K2 (USA), L.L.C., SECTION 3C7 / 144A
          2.61%, 04/05/05                                     1,250        1,250
          2.84%, 07/15/05                                     1,000          992
    + KBC FINANCIAL PRODUCTS INTERNATIONAL,
      LTD., SECTION 4(2) / 144A
          2.16%, 04/01/05                                     1,000        1,000
   *+ LEXINGTON PARKER CAPITAL CO., L.L.C.,
      SECTION 4(2) / 144A
          2.17%, 04/06/05                                     2,000        1,999
          2.88%, 07/25/05                                     1,000          991
    * MANE FUNDING CORP., SECTION 4(2) / 144A
          2.63%, 04/18/05                                     1,000          999
          2.80%, 05/18/05                                     1,000          996
   *+ NIEUW AMSTERDAM RECEIVABLES CORP., SECTION
      4(2) / 144A
          2.63%, 04/01/05                                     1,000        1,000
    * PARK GRANADA, L.L.C., SECTION 4(2) / 144A
          2.69%, 04/18/05                                     1,000          999
          2.83%, 05/03/05                                     1,000          997
   *+ PREFERRED RECEIVABLES FUNDING CORP.,
      SECTION 4(2) / 144A
          2.73%, 04/12/05                                     2,000        1,998
    + SANTANDER CENTRAL HISPANO FINANCE
      (DELAWARE), INC.
          2.81%, 07/13/05                                     1,000          992
   *+ SCALDIS CAPITAL LTD., SECTION 4(2) / 144A
          2.84%, 07/11/05                                     1,000          992
          3.33%, 09/15/05                                     1,000          985
   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
          2.63%, 04/07/05                                     1,000        1,000
      SKANDINAVISKA ENSKILDA BANKEN AB
          2.81%, 07/12/05                                     1,000          992
    + SVENSKA HANDELSBANKEN, INC.
          2.67%, 04/25/05                                     1,500        1,497
   *+ THUNDER BAY FUNDING, L.L.C., SECTION 4(2)
      / 144A
          2.63%, 04/11/05                                     1,000          999
    + UBS FINANCE (DELAWARE), INC.
          2.71%, 04/27/05                                     1,700        1,697
    + WESTPAC CAPITAL CORP.
          2.68%, 04/25/05                                     1,000          998
                                                                     -----------
                                                                          73,516
      BANK NOTES  1.0%
      --------------------------------------------------------------------------
      BANK OF AMERICA, N.A.
          2.98%, 08/23/05                                     1,000        1,000
      STANDARD FEDERAL BANK, N.A.
          2.67%, 04/13/05                                     1,000        1,000
                                                                     -----------
                                                                           2,000
      PROMISSORY NOTES  0.5%
      --------------------------------------------------------------------------
    o THE GOLDMAN SACHS GROUP, INC.
          2.85%, 07/06/05                                     1,000        1,000

      VARIABLE-RATE OBLIGATIONS  12.0% of net assets
      BARCLAYS BANK, PLC
          2.74%, 04/18/05                                     5,000        4,998
      HSH NORDBANK, AG
          2.70%, 04/11/05                                     3,000        2,999
      LANDESBANK BADEN-WURTTEMBERG
          2.74%, 04/13/05                                     3,000        3,000
      ROYAL BANK OF SCOTLAND, PLC
          2.77%, 04/29/05                                     2,000        1,999
   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
          2.76%, 04/15/05                                     2,000        2,000
          2.80%, 04/25/05                                     1,000        1,000
      SOCIETE GENERALE
          2.76%, 04/18/05                                     2,000        2,000
    + TENDERFOOT SEASONAL HOUSING, L.L.C.
      Series B
          2.91%, 04/07/05                                     3,000        3,000
    o THE GOLDMAN SACHS GROUP, INC.
          2.89%, 04/22/05                                     2,000        2,000
      WESTLB, AG
          2.80%, 04/20/05                                     1,000        1,000
                                                                     -----------
                                                                          23,996

                                                      MATURITY AMOUNT
      SECURITY                                          ($ x 1,000)
      OTHER INVESTMENTS  7.7% of net assets

      REPURCHASE AGREEMENTS  7.7%
      --------------------------------------------------------------------------
      CREDIT SUISSE FIRST BOSTON
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $ 15,565
          2.89%,issued 03/31/05
          due 04/01/05                                       15,255       15,256

END OF INVESTMENTS.

SCHWAB CASH RESERVES

PORTFOLIO HOLDINGS continued

At 03/31/05, the tax basis cost of the fund's investments was $200,966.

The fund's portfolio holdings include restricted and/or illiquid securities worth $3,000 or 1.5% of the fund's total net assets. Also, includes other restricted but deemed liquid securities comprised of 144A, section 4(2) and 3c7 securities, worth $44,111 or 22.2% of the fund's total net assets.

At March 31, 2005, portfolio holdings included restricted and/or illiquid securities as follows:

      ISSUER                                                            COST/
      RATE, ACQUISITION DATE,                     FACE AMOUNT           VALUE
      MATURITY DATE                               ($ x 1,000)        ($ x 1,000)
      THE GOLDMAN SACHS GROUP, INC.
          2.89%, 02/22/05,04/22/05                      2,000              2,000
          2.85%, 01/06/05,07/06/05                      1,000              1,000
                                                                     -----------
                                                                           3,000

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2005, unaudited

The following are the portfolio holdings at 03/31/05. For more information please refer to the fund's semi-annual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities.

+ Credit-enhanced security

~ Liquidity-enhanced security

@ Variable-rate security

o Tender Option Bond

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                  ($X1,000)        ($X1,000)
--------------------------------------------------------------------------------
 99.5%  MUNICIPAL SECURITIES                            360,454          360,454
--------------------------------------------------------------------------------
 99.5%  TOTAL INVESTMENTS                               360,454          360,454
  0.5%  OTHER ASSETS AND LIABILITIES                                       1,947
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       362,401

       ISSUER                                           FACE AMOUNT     VALUE
       RATE, MATURITY DATE                              ($ x 1,000)  ($ x 1,000)
       MUNICIPAL SECURITIES  99.5% of net assets

       MASSACHUSETTS  96.4%

       AMHERST
       BAN
            1.78%, 07/08/05                                   4,000        4,013
       ARLINGTON
       School BAN
            1.53%, 07/21/05                                   2,745        2,757
       BILLERICA
       BAN
            2.03%, 07/07/05                                   3,824        3,834
       COHASSET
       BAN
            1.57%, 08/12/05                                   5,000        5,022
       CONCORD
       Unlimited Tax School BAN
            1.63%, 09/29/05                                   2,000        2,013
       DANVERS
       BAN
            2.40%, 02/03/06                                   2,300        2,316
       DIGHTON-REHOBOTH REGIONAL SD
       BAN
            2.05%, 06/03/05                                   2,500        2,504
       BAN Series R-1
            1.64%, 06/03/05                                   2,000        2,005
       DUXBURY
       BAN
            2.25%, 01/13/06                                   2,000        2,015
       EASTON
       BAN
            1.60%, 06/10/05                                   2,000        2,004
       EVERETT
       BAN
            1.82%, 09/09/05                                   2,000        2,010
       FOXBOROUGH
       BAN
            1.63%, 06/16/05                                   2,500        2,506
       FRAMINGHAM
       BAN
            2.23%, 11/01/05                                   2,000        2,012
       HAVERHILL
     + BAN
            1.20%, 04/01/05                                   2,000        2,000
       HUDSON
       BAN
            1.27%, 05/13/05                                   3,000        3,006
       LAWRENCE
       School BAN
            2.28%, 12/22/05                                   2,000        2,014
       MARION
       BAN
            1.68%, 07/15/05                                   2,324        2,333
       MARLBOROUGH
       BAN
            1.60%, 06/16/05                                   2,000        2,006
       MASSACHUSETTS
  +~@o GO Bonds Consolidated Loan of 1998
       Series C
            2.31%, 04/07/05                                   3,485        3,485
   ~@o GO Bonds Consolidated Loan of 2000 Series C
            2.30%, 04/07/05                                   8,000        8,000
  +~@o GO Bonds Consolidated Loan of 2004 Series A
            2.31%, 04/07/05                                   3,950        3,950
    ~@ GO Refunding Bonds Series 2001B
            2.30%, 04/07/05                                   4,750        4,750
    ~@ GO Refunding Bonds Series 2001C
            2.30%, 04/07/05                                  12,800       12,800
  +~@o GO Refunding Bonds Series 2004A
            2.30%, 04/07/05                                   3,000        3,000
  +~@o Special Obligation RB Consolidated Loan of
       2005 Series A
            2.30%, 04/07/05                                   5,000        5,000
     ~ TECP Series E
            2.34%, 04/28/05                                   8,000        8,000
       MASSACHUSETTS BAY TRANSIT AUTH
  +~@o General Transportation System Bonds
       Series 1999A
            2.30%, 04/07/05                                   1,000        1,000
       MASSACHUSETTS BAY TRANSPORTATION AUTH
   ~@o Sr Sales Tax Bonds Series 2004C
            2.14%, 04/07/05                                   5,000        5,000
   ~@o Sr Sales Tax Bonds Series 2005A
            1.20%, 04/07/05                                   2,400        2,400

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER                                           FACE AMOUNT     VALUE
       RATE, MATURITY DATE                              ($ x 1,000)  ($ x 1,000)
       MASSACHUSETTS DEVELOPMENT FINANCE AGENCY
   +~@ Education RB (Dexter School) Series 2000
            2.28%, 04/07/05                                   4,320        4,320
    +@ First Mortgage RB (Brookhaven at Lexington)
       Series 2005B
            2.30%, 04/07/05                                   5,000        5,000
    +@ M/F Housing RB (Archstone Reading Apts)
       Series 2004A
            2.33%, 04/07/05                                   8,000        8,000
    +@ M/F Housing RB (Midway Studios) Series 2003A
            2.36%, 04/07/05                                   5,000        5,000
    +@ M/F Housing RB (Salem Heights Apts) Series
       2003A
            2.28%, 04/07/05                                   1,800        1,800
    +@ M/F Housing Refunding RB (Kensington at
       Chelmsford) Series 2002
            2.33%, 04/07/05                                  16,750       16,750
    +@ RB (Assumption College) Series 2002A
            2.28%, 04/07/05                                   5,470        5,470
    +@ RB (Dean College) Series 1999
            2.30%, 04/07/05                                   3,045        3,045
    +@ RB (Fessenden School) Series 2001
            2.33%, 04/07/05                                   3,000        3,000
    +@ RB (Gordon College) Series 2002
            2.28%, 04/07/05                                   8,600        8,600
    ~@ RB (Phillips Academy) Series 2003
            2.28%, 04/07/05                                   2,000        2,000
    +@ RB (Third Sector New England) Series 2004A
            2.28%, 04/07/05                                     800          800
  +~@o RB (WGBH Educational Foundation) 2002A
            2.30%, 04/07/05                                   3,000        3,000
   +~@ RB (Wentworth Institute of Technology)
       Series 2000
            2.28%, 04/07/05                                   2,515        2,515
    +@ RB (Worcester Academy) Series 2000
            2.31%, 04/07/05                                   4,500        4,500
    +@ RB (YMCA of Greater Boston) Series 2004A
            2.30%, 04/07/05                                   2,200        2,200
       MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES
       AUTH
  +~@o RB (Baystate Medical Ctr) Series D
            2.31%, 04/07/05                                  25,000       25,000
    +@ RB (Boston Home) Series 2002B
            2.28%, 04/07/05                                   2,500        2,500
     + RB (Harvard Pilgrim Health Care Issue) Series A
            2.29%, 07/01/05                                   1,750        1,762
     @ RB (MIT) Series 2001J-1
            2.16%, 04/07/05                                   1,700        1,700
   ~@o RB (MIT) Series K
            2.31%, 04/07/05                                   8,800        8,800
     @ RB (Williams College) Series I
            1.05%, 04/01/05                                   3,000        3,000
  +~@o RB (Winchester Hospital) Series D
            2.32%, 04/07/05                                   6,000        6,000
       MASSACHUSETTS HFA
   +~@ Housing Bonds Series 2003F
            2.25%, 04/07/05                                     200          200
  +~@o M/F Housing Refunding RB Series 1995A
            2.30%, 04/07/05                                   3,780        3,780
   ~@o S/F Housing Notes Series S
            2.36%, 04/07/05                                   8,975        8,975
       MASSACHUSETTS IFA
    +@ RB (New England College of Optometry)
       Series 1997
            2.31%, 04/07/05                                     905          905
    +@ RB (Williston Northampton School) Series B
            2.28%, 04/07/05                                   3,100        3,100
       MASSACHUSETTS PORT AUTH
       TECP Series 2003A
     +      2.05%, 04/05/05                                   2,500        2,500
     +      2.00%, 05/10/05                                   1,000        1,000
     +      2.03%, 05/10/05                                   4,200        4,200
       TECP Series 2003B
     +      2.00%, 04/05/05                                   2,000        2,000
     +      2.05%, 05/11/05                                   1,000        1,000
       MASSACHUSETTS TURNPIKE AUTH
  +~@o Western Turnpike RB Series 1997A
            2.31%, 04/07/05                                   8,500        8,500
       MASSACHUSETTS WATER POLLUTION ABATEMENT TRUST
   ~@o Pool Program Bonds Series 5
            2.30%, 04/07/05                                   5,000        5,000
   ~@o Water Pollution Abatement RB Subordinate
       Series 1999A
            2.34%, 04/07/05                                  15,000       15,000
       MASSACHUSETTS WATER RESOURCES AUTH
       TECP Series 1994
     +      2.03%, 04/05/05                                   9,000        9,000
     +      2.03%, 05/11/05                                   2,500        2,500
     +      2.05%, 05/11/05                                   2,800        2,800
       MEDWAY
       BAN Unlimited Tax
            1.76%, 10/07/05                                   2,000        2,013
       MENDON-UPTON REGIONAL SD
       BAN 2004
            1.24%, 04/28/05                                   3,000        3,004
       MILTON
       BAN
            2.35%, 08/05/05                                   5,000        5,010
       NASHOBA REGIONAL SD
       BAN
            2.20%, 09/02/05                                   2,000        2,011
       NASHOBA VALLEY TECHNICAL HIGH SD
       BAN
            1.48%, 08/12/05                                   3,000        3,016
       NEEDHAM
       BAN
            2.00%, 06/15/05                                   2,000        2,004
       NEWBURYPORT
       BAN
            2.21%, 05/01/05                                   5,000        5,003
       NORTH ANDOVER
       BAN
            1.76%, 10/07/05                                   2,000        2,013
       NORTHBOROUGH-SOUTHBOROUGH REGIONAL SD
       BAN
            1.84%, 10/27/05                                   2,000        2,013

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER                                           FACE AMOUNT     VALUE
       RATE, MATURITY DATE                              ($ x 1,000)  ($ x 1,000)
       NORWELL
       BAN
            2.15%, 08/17/05                                   1,800        1,807
       RALPH C. MAHAR REGIONAL SD
       BAN
            1.69%, 07/14/05                                   2,000        2,007
       SILVER LAKE REGIONAL SD
       GO BAN
            1.61%, 08/26/05                                   5,000        5,028
       SOMERVILLE
       GO BAN
            1.44%, 08/19/05                                   3,000        3,015
       SPRINGFIELD
       GO State Qualified BAN
            1.75%, 06/17/05                                   2,500        2,507
       WALTHAM
       BAN
            2.20%, 11/15/05                                   2,001        2,011
       WAYLAND
       BAN
            2.00%, 09/15/05                                   2,000        2,011
       WILLIAMSTOWN
       Unlimited Tax BAN
            1.37%, 05/05/05                                   3,000        3,004
       WOBURN
       BAN
            1.19%, 04/08/05                                   3,000        3,000
                                                                     -----------
                                                                         349,454
       PUERTO RICO  3.1%

       GOVERNMENT DEVELOPMENT BANK OF PUERTO RICO
       TECP Series 1997
            1.90%, 04/27/05                                  10,000       10,000
            2.10%, 05/10/05                                   1,000        1,000
                                                                     -----------
                                                                          11,000

END OF INVESTMENTS.

At 03/31/05, the tax basis cost of the fund's investments was $360,454.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB RETIREMENT ADVANTAGE MONEY FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2005, unaudited

The following are the portfolio holdings at 03/31/05. For more information please refer to the fund's semi-annual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities.

* Asset-backed security
+ Credit-enhanced security
o Restricted and/or Illiquid security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                  ($X1,000)        ($X1,000)
--------------------------------------------------------------------------------
 71.9%      FIXED-RATE OBLIGATIONS                      469,159         469,159
  1.4%      U.S. GOVERNMENT SECURITIES                    9,000           9,000
 17.9%      VARIABLE-RATE OBLIGATIONS                   116,959         116,959
 11.5%      OTHER INVESTMENTS                            75,124          75,124
--------------------------------------------------------------------------------
102.7%      TOTAL INVESTMENTS                           670,242         670,242
 (2.7)%     OTHER ASSETS AND LIABILITIES                                (17,525)
--------------------------------------------------------------------------------
100.0%      NET ASSETS                                                  652,717


      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      FIXED-RATE OBLIGATIONS  71.9% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  40.8%
      --------------------------------------------------------------------------
      AB SPINTAB
           2.79%, 04/26/05                                 1,300           1,297
      ALLIANCE & LEICESTER, PLC, SECTION 4(2) /
      144A
           3.15%, 09/08/05                                 2,000           1,972
   *+ AMSTERDAM FUNDING CORP., SECTION 4(2) /
      144A
           2.65%, 04/12/05                                10,000           9,992
    + ANZ (Delaware), Inc.
           2.76%, 04/20/05                                 2,000           1,997
   *+ AQUINAS FUNDING, L.L.C., SECTION 4(2) /
      144A
           2.73%, 06/20/05                                 1,000             994
           2.85%, 07/12/05                                 2,000           1,984
   *+ ASAP FUNDING LTD., SECTION 4(2) / 144A
           2.69%, 04/05/05                                 4,000           3,999
           2.69%, 04/20/05                                 1,000             999
    * ATLANTIS ONE FUNDING CORP., SECTION 4(2) /
      144A
           2.20%, 04/08/05                                 2,000           1,999
           2.77%, 04/21/05                                 2,000           1,997
           2.82%, 07/11/05                                 5,000           4,961
           2.98%, 08/11/05                                 7,000           6,925
      BANK OF AMERICA CORP.
           2.63%, 04/11/05                                 2,000           1,999
      BANK OF IRELAND
           2.83%, 05/05/05                                 2,700           2,693
   *+ BETA FINANCE, INC., SECTION 3C7 / 144A
           2.72%, 04/21/05                                 4,000           3,994
    * CC (USA), INC., SECTION 3C7 / 144A
           2.70%, 04/11/05                                 2,000           1,999
           2.17%, 04/13/05                                 1,000             999
           2.63%, 04/18/05                                 1,000             999
      CITIGROUP GLOBAL MARKETS HOLDINGS, INC.
           2.63%, 04/20/05                                 1,000             999
           2.66%, 05/02/05                                12,000          11,973
   *+ CONCORD MINUTEMEN CAPITAL CO., SECTION 3C7
       / 144A
           2.84%, 05/24/05                                 6,000           5,975
           2.78%, 07/06/05                                 1,000             993
   *+ CROWN POINT CAPITAL CO., L.L.C., SECTION
      4(2) / 144A
           2.48%, 04/20/05                                 1,000             999
           3.32%, 09/21/05                                 2,521           2,481
    * DAKOTA CP NOTES OF CITIBANK CREDIT CARD
      ISSUANCE TRUST, SECTION 4(2) / 144A
           2.71%, 04/07/05                                 1,000           1,000
           2.73%, 04/12/05                                 4,000           3,997
           2.73%, 04/13/05                                 5,500           5,495
           2.66%, 04/19/05                                 4,000           3,995
           2.76%, 05/05/05                                 3,000           2,992
      DNB NOR BANK ASA
           2.68%, 04/25/05                                 2,000           1,996
           2.97%, 05/31/05                                 1,588           1,580
           2.98%, 06/10/05                                 1,500           1,491
   *+ EDISON ASSET SECURITIZATION CORP., L.L.C.,
      SECTION 4(2) / 144A
           2.68%, 04/22/05                                10,000           9,984
   *+ EIFFEL FUNDING, L.L.C., SECTION 4(2) /
      144A
           2.68%, 04/22/05                                 1,000             998
           2.82%, 04/26/05                                 3,000           2,994
   *+ FAIRWAY FINANCE CO., L.L.C., SECTION 4(2)
      / 144A
           2.63%, 04/13/05                                 3,478           3,475
           2.96%, 07/28/05                                 1,000             990
           3.23%, 09/12/05                                 1,294           1,275
    * GALAXY FUNDING, INC., SECTION 4(2) / 144A
           2.75%, 05/16/05                                 1,000             997
      GENERAL ELECTRIC CAPITAL CORP.
           2.78%, 04/28/05                                 5,000           4,990
           3.02%, 06/23/05                                14,000          13,903
           2.86%, 07/21/05                                 6,000           5,948
    * GIRO FUNDING U. S. CORP., SECTION 4(2) /
      144A
           2.73%, 04/12/05                                 2,000           1,998
           2.64%, 04/15/05                                 6,760           6,753

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
   *+ GREYHAWK FUNDING, L.L.C., SECTION 4(2) /
      144A
           2.50%, 04/18/05                                 1,625           1,623
    + HBOS Treasury Services, PLC
           2.69%, 04/21/05                                 1,200           1,198
      HSBC U.S.A., INC.
           2.29%, 05/06/05                                 3,000           2,993
    + ING (U.S.) Funding, L.L.C.
           2.66%, 04/01/05                                 5,000           5,000
      IRISH LIFE & PERMANENT, PLC, SECTION 4(2)
      / 144A
           2.65%, 04/21/05                                 1,000             999
           2.29%, 05/02/05                                 1,500           1,497
    + IXIS COMMERCIAL PAPER CORP., SECTION 4(2)
      / 144A
           2.97%, 06/21/05                                 1,200           1,192
           2.99%, 06/22/05                                 1,000             993
    * K2 (USA), L.L.C., SECTION 3C7 / 144A
           2.64%, 04/15/05                                 5,000           4,995
           2.70%, 04/25/05                                 1,000             998
    + KBC FINANCIAL PRODUCTS INTERNATIONAL,
      LTD., SECTION 4(2) / 144A
           2.16%, 04/01/05                                 5,000           5,000
   *+ LEXINGTON PARKER CAPITAL CO., L.L.C.,
      SECTION 4(2) / 144A
           2.98%, 08/08/05                                 3,000           2,968
           3.07%, 08/23/05                                 5,000           4,939
    * MANE FUNDING CORP., SECTION 4(2) / 144A
           2.63%, 04/18/05                                 3,000           2,996
           2.80%, 05/18/05                                 5,000           4,982
      MORGAN STANLEY
           2.81%, 04/26/05                                 5,000           4,990
           2.78%, 04/27/05                                 4,000           3,992
    * NEWCASTLE CERTIFICATES PROGRAM, SECTION
      4(2) / 144A
           2.78%, 04/19/05                                 5,000           4,993
   *+ NIEUW AMSTERDAM RECEIVABLES CORP., SECTION
      4(2) / 144A
           2.89%, 07/13/05                                 3,932           3,900
    + NORDEA NORTH AMERICA, INC.
           3.04%, 06/22/05                                 5,000           4,966
   *+ OLD LINE FUNDING, L.L.C., SECTION 4(2) /
      144A
           2.79%, 04/26/05                                 1,000             998
    * PARK GRANADA, L.L.C., SECTION 4(2) / 144A
           2.83%, 05/03/05                                 5,000           4,987
   *+ PREFERRED RECEIVABLES FUNDING CORP.,
      SECTION 4(2) / 144A
           2.78%, 04/01/05                                 2,500           2,500
           2.73%, 04/12/05                                 4,000           3,997
   *+ RANGER FUNDING CO., L.L.C., SECTION 4(2) /
      144A
           2.75%, 04/11/05                                 7,763           7,757
    + SANTANDER CENTRAL HISPANO FINANCE
      (DELAWARE), INC.
           2.12%, 04/05/05                                 5,000           4,999
   *+ SCALDIS CAPITAL LTD., SECTION 4(2) / 144A
           2.86%, 07/15/05                                 2,000           1,984
           3.33%, 09/15/05                                 3,711           3,655
    + SVENSKA HANDELSBANKEN, INC.
           2.67%, 04/25/05                                 1,500           1,497
   *+ THUNDER BAY FUNDING, L.L.C., SECTION 4(2)
      / 144A
           2.63%, 04/15/05                                 3,000           2,997
           2.66%, 04/21/05                                 1,545           1,543
   *+ TICONDEROGA FUNDING, L.L.C., SECTION 4(2)
      / 144A
           2.67%, 04/05/05                                 1,179           1,179
   *+ TRIPLE-A ONE FUNDING CORP., SECTION 4(2) /
      144A
           2.65%, 04/04/05                                 2,000           2,000
    + UBS FINANCE (DELAWARE), INC.
           2.77%, 05/25/05                                 1,300           1,295
    * WHITE PINE FINANCE, L.L.C., SECTION 3C7 /
      144A
           2.70%, 04/27/05                                 2,000           1,996
   *+ WINDMILL FUNDING CORP., SECTION 4(2) /
      144A
           2.65%, 04/07/05                                 6,000           5,997
                                                                     -----------
                                                                         266,665
      CERTIFICATES OF DEPOSIT  27.5%
      --------------------------------------------------------------------------
      ALLIANCE & LEICESTER, PLC
           3.32%, 10/18/05                                 3,000           2,994
      BANCO BILBAO VIZCAYA ARGENTARIA S.A.
           2.68%, 04/11/05                                 2,000           2,000
           2.96%, 06/01/05                                 3,000           3,000
      BANK OF NOVA SCOTIA
           2.66%, 04/07/05                                 5,000           5,000
      BANK OF THE WEST
           2.62%, 04/01/05                                 4,500           4,500
      BANK OF TOKYO-MITSUBISHI, LTD.
           2.80%, 04/28/05                                 5,000           5,000
      BAYERISCHE LANDESBANK GIROZENTRALE
           1.71%, 05/23/05                                 1,000           1,000
      BNP PARIBAS
           1.50%, 05/06/05                                 1,000           1,000
      CALYON
           2.95%, 08/10/05                                 2,000           2,000
      CANADIAN IMPERIAL BANK OF COMMERCE
           2.72%, 07/05/05                                10,000          10,000
      CREDIT SUISSE FIRST BOSTON
           2.95%, 05/31/05                                 5,000           5,000
      DEPFA BANK, PLC
           3.11%, 09/01/05                                 2,000           2,000
      DEUTSCHE BANK, AG
           2.66%, 04/08/05                                 5,000           5,000
           2.78%, 04/27/05                                 5,000           5,000
           2.75%, 05/19/05                                10,000          10,000
           1.60%, 05/20/05                                 3,000           3,000
      DEXIA BANK BELGIUM
           1.50%, 05/04/05                                 3,000           3,000
      DEXIA CREDIT LOCAL
           2.71%, 04/26/05                                 3,000           3,000
    + HBOS Treasury Services, PLC
           2.91%, 06/13/05                                 3,000           3,000
      HSBC BANK PLC
           3.03%, 08/22/05                                 5,000           5,000
      HSH NORDBANK, AG
           2.12%, 06/15/05                                 3,000           3,000
      MIZUHO CORPORATE BANK LTD.
           2.97%, 05/27/05                                 5,000           5,000
      LANDESBANK HESSEN-THURINGEN GIROZENTRALE
           3.15%, 09/12/05                                 3,000           3,000

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      LLOYDS TSB BANK, PLC
           2.71%, 04/13/05                                 2,000           2,000
           2.71%, 04/14/05                                 5,000           5,000
      NORDDEUTSCHE LANDESBANK GIROZENTRALE
           2.63%, 04/14/05                                 2,000           2,000
           1.50%, 05/06/05                                 1,000           1,000
           1.51%, 05/13/05                                 1,000           1,000
           1.60%, 05/20/05                                 2,000           2,000
      RABOBANK NEDERLAND
           2.81%, 05/03/05                                 3,000           3,000
      ROYAL BANK OF CANADA
           2.70%, 04/14/05                                 6,000           6,000
           2.76%, 04/19/05                                 1,000           1,000
           2.82%, 05/06/05                                 2,000           2,000
      ROYAL BANK OF SCOTLAND, PLC
           1.75%, 05/27/05                                 3,000           3,000
           2.17%, 07/01/05                                 3,000           3,000
      SOCIETE GENERALE
           3.23%, 09/23/05                                 5,000           5,000
      SVENSKA HANDELSBANKEN AB
           2.62%, 04/13/05                                 5,000           5,000
      TORONTO DOMINION BANK
           2.30%, 05/12/05                                 1,000           1,000
      U.S. BANK, N.A.
           2.66%, 04/05/05                                 1,000           1,000
           2.83%, 05/06/05                                 2,000           2,000
           3.34%, 10/03/05                                 3,000           3,000
      UBS, AG
           2.66%, 04/08/05                                 4,000           4,000
           2.71%, 07/08/05                                 5,000           5,000
      UNICREDITO ITALIANO SPA
           2.97%, 05/31/05                                12,000          12,000
      WASHINGTON MUTUAL BANK, FA
           2.72%, 04/15/05                                 5,000           5,000
      WELLS FARGO BANK, N.A.
           2.83%, 05/10/05                                 9,000           9,000
      WILMINGTON TRUST CO.
           2.97%, 06/14/05                                 5,000           5,000
                                                                     -----------
                                                                         179,494
      BANK NOTES  2.8%
      --------------------------------------------------------------------------
      BANK OF AMERICA, N.A.
           2.98%, 08/19/05                                10,000          10,000
           2.98%, 08/23/05                                 5,000           5,000
      STANDARD FEDERAL BANK, N.A.
           2.67%, 04/13/05                                 3,000           3,000
                                                                     -----------
                                                                          18,000
      PROMISSORY NOTES  0.8%
      --------------------------------------------------------------------------
    o THE GOLDMAN SACHS GROUP, INC.
           2.85%, 07/06/05                                 5,000           5,000

      U.S. GOVERNMENT SECURITIES  1.4% of net assets

      COUPON NOTES  1.4%
      --------------------------------------------------------------------------
      FANNIE MAE
           1.35%, 04/28/05                                 3,000           3,000
           1.50%, 05/09/05                                 3,000           3,000
           1.61%, 05/13/05                                 3,000           3,000
                                                                     -----------
                                                                           9,000
      VARIABLE-RATE OBLIGATIONS  17.9% of net assets

      BARCLAYS BANK, PLC
           2.73%, 04/15/05                                 5,000           4,999
           2.78%, 05/02/05                                14,000          13,997
    + BMC SPECIAL CARE FACILITIES FINANCING
      AUTHORITY OF THE CITY OF MONTGOMERY,
      ALABAMA
      Taxable RB (Montgomery Baptist Outreach
      Services Corp. Project) Series 1997A
           2.86%, 04/07/05                                 7,800           7,800
      Taxable RB (Montgomery Baptist Outreach
      Services Corp. Project) Series 1997B
           2.86%, 04/07/05                                 2,005           2,005
      BNP PARIBAS
           2.77%, 04/22/05                                 7,000           6,999
    + CITY OF NEW BRITAIN, CONNECTICUT
      GO Series 2000C
           2.85%, 04/07/05                                 4,200           4,200
    * DORADA FINANCE, INC., SECTION 3C7 / 144A
           2.75%, 04/14/05                                 3,000           2,999
      FANNIE MAE
           2.42%, 04/04/05                                 3,000           2,999
           2.73%, 04/29/05                                10,000           9,998
      FEDERAL HOME LOAN BANK
           2.64%, 04/05/05                                 2,000           1,999
      HSH NORDBANK, AG
           2.70%, 04/11/05                                 3,000           3,000
      LANDESBANK BADEN-WURTTEMBERG
           2.74%, 04/13/05                                 3,000           3,000
    + LOANSTAR ASSETS PARTNERS II, L.P.
           2.85%, 04/07/05                                 5,000           5,000
    + MARTINEZ, CALIFORNIA
      M/F Housing Revenue Refunding Bond
      (Muirwood Garden Apartments) Series
      2003A-T
           2.85%, 04/07/05                                 2,800           2,800
    + NEW YORK CITY IDA
      Taxable Industrial Revenue Refunding Bond
      (Allway Tools, Inc. Project) Series 1997
           2.90%, 04/07/05                                   165             165
    + PALM SPRINGS, CALIFORNIA
      COP (Downtown Parking Project) Series
      2002A
           2.91%, 04/07/05                                 8,000           8,000
      ROYAL BANK OF SCOTLAND, PLC
           2.77%, 04/29/05                                 5,000           4,999
   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
           2.76%, 04/15/05                                 4,000           4,000
           2.80%, 04/20/05                                 5,000           5,000
           2.80%, 05/02/05                                 4,000           4,000
    o THE GOLDMAN SACHS GROUP, INC.
           2.89%, 04/22/05                                 6,000           6,000
      UBS, AG
           2.75%, 04/18/05                                 5,000           5,000
   *+ WACHOVIA ASSET SECURITIZATION, INC. / 144A
      Series 2004-HMIA Class A
           2.84%, 04/25/05                                 3,000           3,000
      WESTLB, AG
           2.80%, 04/20/05                                 5,000           5,000
                                                                     -----------
                                                                         116,959

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS continued

                                                      MATURITY
                                                       AMOUNT           VALUE
SECURITY                                             ($ x 1,000)     ($ x 1,000)
OTHER INVESTMENTS  11.5% of net assets

REPURCHASE AGREEMENTS  11.5%
--------------------------------------------------------------------------------
CREDIT SUISSE FIRST BOSTON L.L.C.
Tri-Party Repurchase Agreement
Collateralized by U.S. Government
Securities with a value of $68,474
2.89%, issued 03/31/05,
due 04/01/05                                              58,129          58,124
2.63%, issued 02/08/05,
due 04/07/05                                               9,038           9,000

MORGAN STANLEY & CO. INC.
Tri-Party Repurchase Agreement
Collateralized by U.S. Government
Securities with a value of $3,071
2.64%, issued 02/11/05,
due 04/07/05                                               3,012           3,000

UBS FINANCIAL SERVICES, INC.
Tri-Party Repurchase Agreement
Collateralized by U.S. Government
Securities with a value of $5,104
2.62%, issued 02/09/05,
due 04/07/05                                               5,021           5,000
                                                                     -----------
                                                                          75,124


END OF INVESTMENTS.

At 03/31/05, the tax basis cost of the fund's investments was $670,242.

The fund's portfolio holdings include restricted and/or illiquid securities worth $11,000 or 1.7% of the fund's total net assets. Also, includes other restricted but deemed liquid securities comprised of 144A, section 4(2) and 3c7 securities, worth $203,868 or 31.2% of the fund's total net assets.

At March 31,2005 portfolio holdings included restricted and/or illiquid securities as follows:

ISSUER                                                                  COST/
RATE, ACQUISITION DATE,                              FACE AMOUNT        VALUE
MATURITY DATE                                        ($ x 1,000)     ($ x 1,000)
 THE GOLDMAN SACHS GROUP, INC.
 2.89%, 02/22/05, 04/22/05                                 6,000           6,000
 2.85%, 01/06/05, 07/06/05                                 5,000           5,000
                                                                     -----------
                                                                          11,000

THE CHARLES SCHWAB FAMILY OF FUNDS

SCHWAB RETIREMENT MONEY FUND(R)

PORTFOLIO HOLDINGS As of March 31, 2005, unaudited

The following are the portfolio holdings at 03/31/05. For more information please refer to the fund's semi-annual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities.

* Asset-backed security

+ Credit-enhanced security

o Restricted and/or Illiquid security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                  ($X1,000)        ($X1,000)
--------------------------------------------------------------------------------
 71.8%  FIXED-RATE OBLIGATIONS                         355,412          355,412
  1.2%  U.S. GOVERNMENT SECURITIES                       6,000            6,000
 18.0%  VARIABLE-RATE OBLIGATIONS                       88,893           88,893
  9.5%  OTHER INVESTMENTS                               46,864           46,864
--------------------------------------------------------------------------------
100.5%  TOTAL INVESTMENTS                              497,169          497,169
 (0.5)% OTHER ASSETS AND LIABILITIES                                     (2,508)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                      494,661

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      FIXED-RATE OBLIGATIONS  71.8% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  41.1%
      --------------------------------------------------------------------------
      AB SPINTAB
           2.95%, 08/08/05                                    3,000        2,969
      ALLIANCE & LEICESTER, PLC, SECTION 4(2) / 144A
           3.15%, 09/08/05                                    1,000          986
    * AMSTEL FUNDING CORP., SECTION 4(2) / 144A
           2.96%, 05/31/05                                    4,000        3,980
    + ANZ (DELAWARE), INC.
           2.76%, 04/20/05                                    1,000          999
   *+ AQUINAS FUNDING, L.L.C., SECTION 4(2) / 144A
           2.18%, 04/14/05                                    1,000          999
           2.85%, 07/12/05                                    1,000          992
   *+ ASAP FUNDING LTD., SECTION 4(2) / 144A
           2.69%, 04/20/05                                    3,000        2,996
   *+ ATLANTIC ASSET SECURITIZATION CORP., SECTION 4(2)
      / 144A
           2.67%, 04/01/05                                    3,000        3,000
    * ATLANTIS ONE FUNDING CORP., SECTION 4(2) / 144A
           2.20%, 04/08/05                                    3,000        2,999
           2.87%, 07/22/05                                    3,000        2,974
           2.98%, 08/11/05                                    4,000        3,957
           3.25%, 09/20/05                                    2,000        1,969
      BANK OF AMERICA CORP.
           2.59%, 04/04/05                                    8,000        7,998
           2.63%, 04/12/05                                    2,000        1,998
   *+ BETA FINANCE, INC., SECTION 3C7 / 144A
           2.72%, 04/21/05                                    4,000        3,994
    + CBA (DELAWARE) FINANCE, INC.
           2.84%, 05/09/05                                    2,500        2,493
    * CC (USA), INC., SECTION 3C7 / 144A
           2.70%, 04/11/05                                    2,000        1,998
           2.17%, 04/13/05                                    1,000          999
      CITIGROUP GLOBAL MARKETS HOLDINGS, INC.
           2.63%, 04/20/05                                    1,500        1,498
           2.66%, 05/02/05                                    8,000        7,982
   *+ CONCORD MINUTEMEN CAPITAL CO., SECTION 3C7 / 144A
           2.84%, 05/24/05                                    1,000          996
           2.83%, 07/06/05                                    3,000        2,978
           3.01%, 08/18/05                                    2,000        1,977
   *+ CROWN POINT CAPITAL CO., L.L.C., SECTION 4(2) /
      144A
           2.64%, 04/18/05                                    4,000        3,995
           2.48%, 04/20/05                                    2,000        1,997
    * DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE
      TRUST, SECTION 4(2) / 144A
           2.64%, 04/06/05                                    3,000        2,999
           2.71%, 04/07/05                                    1,000        1,000
           2.73%, 04/12/05                                    4,000        3,997
           2.66%, 04/19/05                                    2,000        1,997
    + DANSKE CORP.
           2.65%, 04/05/05                                    3,800        3,799
      DNB NOR BANK ASA
           2.64%, 06/09/05                                    1,500        1,492
    * DORADA FINANCE, INC., SECTION 3C7 / 144A
           2.68%, 04/26/05                                    3,000        2,994
   *+ EDISON ASSET SECURITIZATION CORP., L.L.C., SECTION
      4(2) / 144A
           2.60%, 04/01/05                                    8,000        8,000
   *+ EIFFEL FUNDING, L.L.C., SECTION 4(2) / 144A
           2.68%, 04/22/05                                    2,000        1,997
   *+ FAIRWAY FINANCE CO., L.L.C., SECTION 4(2) / 144A
           2.63%, 04/13/05                                    5,397        5,392
    * GALAXY FUNDING, INC., SECTION 4(2) / 144A
           2.61%, 04/07/05                                    4,000        3,998
      GENERAL ELECRIC CAPITAL SERVICES
           2.68%, 04/21/05                                    5,000        4,993
      GENERAL ELECTRIC CAPITAL CORP.
           2.64%, 04/21/05                                    6,000        5,991
           2.86%, 07/21/05                                    3,000        2,974

SCHWAB RETIREMENT MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
    * GIRO FUNDING U. S. CORP., SECTION 4(2) / 144A
           2.73%, 04/12/05                                    4,000        3,997
           2.64%, 04/15/05                                    2,000        1,998
      HSBC U.S.A., INC.
           2.29%, 05/06/05                                    2,000        1,996
      IRISH LIFE & PERMANENT, PLC, SECTION 4(2) / 144A
           2.29%, 05/02/05                                    2,000        1,996
    * K2 (USA), L.L.C., Section 3C7 / 144A
           2.92%, 07/07/05                                    2,000        1,984
           2.84%, 07/15/05                                    2,000        1,984
           3.25%, 09/19/05                                    1,000          985
    + KBC FINANCIAL PRODUCTS INTERNATIONAL, LTD.,
      SECTION 4(2) / 144A
           2.60%, 06/06/05                                    2,000        1,991
   *+ LEXINGTON PARKER CAPITAL CO., L.L.C., SECTION 4(2)
      / 144A
           2.98%, 08/08/05                                    2,000        1,979
           3.07%, 08/23/05                                    2,000        1,976
    * MANE FUNDING CORP., SECTION 4(2) / 144A
           2.80%, 05/18/05                                    4,000        3,985
      MORGAN STANLEY
           2.78%, 04/27/05                                    1,000          998
    * NEWCASTLE CERTIFICATES PROGRAM, SECTION 4(2) / 144A
           2.69%, 04/06/05                                    3,300        3,299
           2.78%, 04/19/05                                    1,000          999
    + NORDEA NORTH AMERICA, INC.
           2.69%, 04/25/05                                    2,975        2,970
           2.70%, 04/25/05                                    2,700        2,695
    * PARK GRANADA, L.L.C., SECTION 4(2) / 144A
           2.83%, 05/03/05                                    5,000        4,987
    + SANTANDER CENTRAL HISPANO FINANCE (DELAWARE), INC.
           2.12%, 04/05/05                                    3,000        2,999
   *+ SCALDIS CAPITAL LTD., SECTION 4(2) / 144A
           2.84%, 07/11/05                                    1,896        1,881
           2.86%, 07/15/05                                    2,000        1,984
           3.33%, 09/27/05                                    4,986        4,905
      SKANDINAVISKA ENSKILDA BANKEN AB
           2.81%, 07/12/05                                    2,000        1,984
           3.25%, 09/16/05                                    2,000        1,970
   *+ THUNDER BAY FUNDING, L.L.C., SECTION 4(2) / 144A
           2.63%, 04/15/05                                    2,216        2,214
           2.66%, 04/21/05                                    2,000        1,997
   *+ TICONDEROGA FUNDING, L.L.C., SECTION 4(2) / 144A
           2.67%, 04/04/05                                    1,736        1,736
           2.68%, 04/07/05                                    6,367        6,364
   *+ TRIPLE-A ONE FUNDING CORP., SECTION 4(2) / 144A
           2.65%, 04/04/05                                    3,000        2,999
    + UBS FINANCE (DELAWARE), INC.
           2.77%, 05/26/05                                    1,100        1,095
    + WESTPAC CAPITAL CORP.
           2.63%, 04/11/05                                    1,075        1,074
    * WHITE PINE FINANCE, L.L.C., SECTION 3C7 / 144A
           2.70%, 04/27/05                                    2,565        2,560
   *+ WINDMILL FUNDING CORP., SECTION 4(2) / 144A
           2.79%, 04/28/05                                    5,500        5,489
                                                                     -----------
                                                                         203,416

      CERTIFICATES OF DEPOSIT  28.3%
      --------------------------------------------------------------------------
    + ABBEY NATIONAL TREASURY SERVICES, PLC
           2.70%, 04/15/05                                    5,000        5,000
      ALLIANCE & LEICESTER, PLC
           3.32%, 10/18/05                                    2,000        1,996
      BANCO BILBAO VIZCAYA ARGENTARIA S.A.
           2.64%, 04/14/05                                    6,000        6,000
      BANK OF NOVA SCOTIA
           2.66%, 04/07/05                                    5,000        5,000
      BANK OF THE WEST
           2.62%, 04/01/05                                    1,000        1,000
           3.33%, 09/27/05                                    4,000        4,000
      BANK OF TOKYO-MITSUBISHI, LTD.
           2.80%, 04/28/05                                    5,000        5,000
      BARCLAYS BANK, PLC
           2.70%, 04/12/05                                    3,000        3,000
      BAYERISCHE LANDESBANK GIROZENTRALE
           1.71%, 05/23/05                                    1,000        1,000
      BNP PARIBAS
           1.50%, 05/06/05                                    2,000        2,000
      CANADIAN IMPERIAL BANK OF COMMERCE
           2.72%, 07/05/05                                    7,000        7,000
      CREDIT SUISSE FIRST BOSTON
           2.95%, 05/31/05                                    2,000        2,000
      DEPFA BANK, PLC
           3.11%, 09/01/05                                    2,000        2,000
      DEUTSCHE BANK, AG
           2.66%, 04/08/05                                    5,000        5,000
           2.78%, 04/27/05                                    5,000        5,000
           2.75%, 05/19/05                                    5,000        5,000
           1.60%, 05/20/05                                    2,000        2,000
      DEXIA BANK BELGIUM
           1.50%, 05/04/05                                    1,000        1,000
      DEXIA CREDIT LOCAL
           2.71%, 04/26/05                                    3,000        3,000
      DNB NOR BANK ASA
           3.25%, 09/22/05                                    2,000        2,000
    + HBOS Treasury Services, PLC
           2.91%, 06/13/05                                    2,000        2,000
           2.73%, 06/29/05                                    2,000        2,000
      HSH NORDBANK, AG
           2.12%, 06/15/05                                    2,000        2,000
      LANDESBANK HESSEN-THURINGEN GIROZENTRALE
           3.15%, 09/12/05                                    2,000        2,000
      LLOYDS TSB BANK, PLC
           2.71%, 04/13/05                                    2,000        2,000
           2.71%, 04/14/05                                    5,000        5,000
      NORDDEUTSCHE LANDESBANK GIROZENTRALE
           1.51%, 05/13/05                                    1,000        1,000
           1.60%, 05/20/05                                    2,000        2,000
      RABOBANK NEDERLAND
           2.81%, 05/03/05                                    2,000        2,000
      ROYAL BANK OF CANADA
           2.70%, 04/14/05                                    3,000        3,000
           2.82%, 05/06/05                                    2,000        2,000
      ROYAL BANK OF SCOTLAND, PLC
           1.75%, 05/27/05                                    2,000        2,000

SCHWAB RETIREMENT MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
           2.17%, 07/01/05                                    2,000        2,000
      SOCIETE GENERALE
           3.23%, 09/23/05                                    5,000        5,000
      SVENSKA HANDELSBANKEN AB
           2.62%, 04/13/05                                    4,000        4,000
      TORONTO DOMINION BANK
           2.30%, 05/12/05                                    2,000        2,000
      U.S. BANK, N.A.
           2.66%, 04/05/05                                    2,000        2,000
      UBS, AG
           2.60%, 04/04/05                                    3,000        3,000
           2.66%, 04/08/05                                    7,000        7,000
      UNICREDITO ITALIANO SPA
           2.97%, 05/31/05                                    9,000        9,000
      WASHINGTON MUTUAL BANK, FA
           2.72%, 04/15/05                                    3,000        3,000
      WELLS FARGO BANK, N.A.
           2.83%, 05/09/05                                    3,000        3,000
      WILMINGTON TRUST CO.
           2.97%, 06/14/05                                    5,000        5,000
                                                                     -----------
                                                                         139,996

      BANK NOTES  1.6%
      --------------------------------------------------------------------------
      BANK OF AMERICA, N.A.
           2.98%, 08/23/05                                    3,000        3,000
      STANDARD FEDERAL BANK, N.A.
           2.67%, 04/13/05                                    5,000        5,000
                                                                     -----------
                                                                           8,000

      PROMISSORY NOTES  0.8%
      --------------------------------------------------------------------------
    o THE GOLDMAN SACHS GROUP, INC.
           2.85%, 07/06/05                                    4,000        4,000

      U.S. GOVERNMENT SECURITIES  1.2% of net assets

      COUPON NOTES  1.2%
      --------------------------------------------------------------------------
      FANNIE MAE
           1.35%, 04/28/05                                    2,000        2,000
           1.50%, 05/09/05                                    2,000        2,000
           1.61%, 05/13/05                                    2,000        2,000
                                                                     -----------
                                                                           6,000

      VARIABLE-RATE OBLIGATIONS  18.0% of net assets

      BARCLAYS BANK, PLC
           2.73%, 04/15/05                                    5,000        4,999
           2.78%, 04/29/05                                    6,000        5,999
      BNP PARIBAS
           2.77%, 04/22/05                                    5,000        4,999
    + CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
      Solid Waste Disposable RB (Burr Properties
      Project) Series 1998B
           2.96%, 04/07/05                                    1,760        1,760
    + COLUMBUS, GEORGIA DEVELOPMENT AUTHORITY
      Taxable RB (Jay Leasing, Inc. Project) Series 1997
           2.88%, 04/07/05                                    1,790        1,790
    * DORADA FINANCE, INC., SECTION 3C7 / 144A
           2.79%, 04/15/05                                    3,000        3,000
    + EAGLE COUNTY, COLORADO TAXABLE HOUSING FACILITIES
      RB (BC Housing, L.L.C. Project) Series 1997B
           2.91%, 04/07/05                                    1,500        1,500
      FANNIE MAE
           2.42%, 04/04/05                                    2,000        1,999
           2.73%, 04/29/05                                   10,000        9,998
      FEDERAL HOME LOAN BANK
           2.64%, 04/05/05                                    3,000        2,999
    + HBOS TREASURY SERVICE, PLC
           2.81%, 04/26/05                                    2,000        2,000
      HSH NORDBANK, AG
           2.70%, 04/11/05                                    2,000        2,000
      LANDESBANK BADEN-WURTTEMBERG
           2.74%, 04/13/05                                    2,000        2,000
    + LP PINEWOODS SPV
           2.86%, 04/07/05                                   15,000       15,000
      ROYAL BANK OF SCOTLAND, PLC
           2.73%, 04/14/05                                    5,000        5,000
   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
           2.76%, 04/15/05                                    3,000        3,000
           2.80%, 04/20/05                                    5,000        5,000
    o THE GOLDMAN SACHS GROUP, INC.
           2.89%, 04/22/05                                    5,000        5,000
    + TRAP ROCK INDUSTRIES, INC.
      RB Series 1997
           2.88%, 04/07/05                                    1,040        1,040
      UBS, AG
           2.75%, 04/18/05                                    5,000        5,000
    + VILLAGE OF STURTEVANT, WISCONSIN
      IDRB (Andis Co. Project) Series 1996B
           2.93%, 04/07/05                                      810          810
      WESTLB, AG
           2.80%, 04/20/05                                    4,000        4,000
                                                                     -----------
                                                                          88,893

                                                    MATURITY AMOUNT
      SECURITY                                        ($ x 1,000)
      OTHER INVESTMENTS  9.5% of net assets

      REPURCHASE AGREEMENTS  9.4%
      --------------------------------------------------------------------------
      CREDIT SUISSE FIRST BOSTON L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $43,723
      2.89%, issued 03/31/05,
      due 04/01/05                                           38,867       38,864
      2.63%, issued 02/08/05,
      due 04/07/05                                            4,017        4,000
      MORGAN STANLEY & CO., INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $2,048
      2.68%, issued 03/07/05,
      due 04/07/05                                            2,005        2,000

SCHWAB RETIREMENT MONEY FUND

PORTFOLIO HOLDINGS continued


                                                    MATURITY AMOUNT     VALUE
      SECURITY                                        ($ x 1,000)    ($ x 1,000)
      UBS FINANCIAL SERVICES, INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $2,042
      2.60%, issued 02/16/05,
      due 04/04/05                                            2,007        2,000
                                                                     -----------
                                                                          46,864

END OF INVESTMENTS.

At 03/31/05, the tax basis cost of the fund's investments was $497,169.

The fund's portfolio holdings include restricted and/or illiquid securities worth $9,000 or 1.8% of the fund's total net assets. Also, includes other restricted but deemed liquid securities comprised of 144A, section 4(2) and 3c7 securities, worth $151,449 or 30.6% of the fund's total net assets.

At March 31, 2005, portfolio holdings included restricted and/or illiquid securities as follows:

      ISSUER                                               FACE         COST/
      RATE, ACQUISITION DATE,                             AMOUNT        VALUE
      MATURITY DATE                                     ($ x 1,000)  ($ x 1,000)
      THE GOLDMAN SACHS GROUP, INC.
           2.89%, 02/22/05, 04/22/05                          5,000        5,000
           2.85%, 01/06/05, 07/06/05                          4,000        4,000
                                                                     -----------
                                                                           9,000

THE CHARLES SCHWAB FAMILY OF FUNDS

SCHWAB NEW YORK MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2005, unaudited


The following are the portfolio holdings at 03/31/05. For more information please refer to the fund's semi-annual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities.

+ Credit-enhanced security

~ Liquidity-enhanced security

@ Variable-rate security

o Tender Option Bond

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.


                                                           COST          VALUE
HOLDINGS BY CATEGORY                                    ($X1,000)      ($X1,000)
--------------------------------------------------------------------------------
 100.1%  MUNICIPAL SECURITIES                           1,808,953     1,808,953
--------------------------------------------------------------------------------
 100.1%  TOTAL INVESTMENTS                              1,808,953     1,808,953
  (0.1)% OTHER ASSETS AND LIABILITIES                                    (1,991)
--------------------------------------------------------------------------------
 100.0%  NET ASSETS                                                   1,806,962

     ISSUER                                        FACE AMOUNT          VALUE
     RATE, MATURITY DATE                           ($ x 1,000)       ($ x 1,000)
     MUNICIPAL SECURITIES  100.1% of net assets

     NEW YORK  99.1%
     ALBANY IDA
  +@ IDRB (Newkirk Products) Series
     1995A
         2.32%, 04/07/05                                   900               900
  +@ Refunding IDRB (United Cerebral Palsy
     Assn-Capital District) Series 1997B
         2.33%, 04/07/05                                10,000            10,000
     AVERILL PARK CENTRAL SD
     BAN 2004
         1.80%, 06/22/05                                19,551            19,559
     BALDWIN UNION FREE SD
     2004-05 TAN
         1.58%, 06/29/05                                11,700            11,733
     BROOME CNTY IDA
  +@ Civic Facility RB (Elizabeth
     Church Manor Nursing Home) Series
     2003
         2.28%, 04/07/05                                 6,050             6,050
  +@ Civic Facility RB (Methodist Homes For the
     Aging) Series 2003
         2.28%, 04/07/05                                 5,415             5,415
     BUFFALO FISCAL STABILITY AUTH
     BAN Series 2004A-1
         1.99%, 05/16/05                                16,000            16,019
     CHAUTAUQUA CNTY
  +@ Civic Facility RB (Jamestown
     Center City Dev Corp) Series 2000A
         2.33%, 04/07/05                                11,610            11,610
  +@ IDRB (Grafco Industries) Series 2002
         2.33%, 04/07/05                                 6,130             6,130
     COMMACK UNION FREE SD
     2004-2005 TAN
         2.00%, 06/30/05                                10,000            10,024
     EAST MEADOW UNION FREE SD
     2004-2005 TAN
         1.57%, 06/29/05                                 3,000             3,008
     BAN 2004
          1.50%, 08/17/05                               10,000            10,056
          2.53%, 08/17/05                                7,000             6,999
     HAUPPAUGE UNION FREE SD
     2004-2005 TAN
          1.55%, 06/29/05                                6,000             6,021
          2.08%, 06/29/05                                4,500             4,510
     HERKIMER CNTY
  +@ Civic Facility RB (Templeton
     Foundation) Series 2000
         2.35%, 04/07/05                                 1,800             1,800
     HERRICKS UNION FREE SD
     2004-2005 TAN
         1.57%, 06/29/05                                 8,000             8,023
     ISLIP UNION FREE SD
     2004-2005 TAN
         1.65%, 06/29/05                                 6,750             6,772
     LEVITTOWN UNION FREE SD
     2004-2005 TAN
         1.58%, 06/29/05                                 7,000             7,024
     LINDENHURST UNION FREE SD
     2004-2005 TAN
         1.60%, 06/23/05                                 8,400             8,422
     LONG ISLAND POWER AUTH
+~@o Electric System General RB Series
     1998A
         2.31%, 04/07/05                                21,000            21,000
+~@o Electric System General RB Series 2001A
         2.31%, 04/07/05                                 4,365             4,365
+~@o Electric System RB Series 1998A
         2.30%, 04/07/05                                 1,900             1,900
 +~@ Electric System Subordinated RB Series
     1998-7B
         2.23%, 04/07/05                                 1,500             1,500
  +@ Electric System Subordinated RB Series
     2001-3A
         2.23%, 04/07/05                                10,650            10,650
   + TECP Series CP-1
         2.34%, 05/09/05                                15,000            15,000
     LONGWOOD CENTRAL SD
     2004-2005 TAN
         1.60%, 06/30/05                                 6,000             6,020
     METROPOLITAN TRANSPORTATION AUTH
 ~@o Dedicated Tax Fund Bonds Series
     1998A
         2.31%, 04/07/05                                 9,440             9,440

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS  continued

     ISSUER                                        FACE AMOUNT          VALUE
     RATE, MATURITY DATE                           ($ x 1,000)       ($ x 1,000)
+~@o Dedicated Tax Fund Bonds Series 2002A
         2.31%, 04/07/05                                10,980            10,980
 +~@ Dedicated Tax Fund Refunding Bonds
     Series 2005A
         2.28%, 04/07/05                                11,500            11,500
   + TECP
         1.90%, 04/07/05                                15,000            15,000
+~@o Transportation RB Series 2003B
         2.31%, 04/07/05                                 3,500             3,500
+~@o Transportation Refunding RB Series 2002A
         2.30%, 04/07/05                                22,000            22,000
 +~@ Transportation Refunding RB Series 2002D-1
         2.23%, 04/07/05                                12,900            12,900
   + Transportation Revenue BAN Series CP-1A
         2.09%, 06/10/05                                17,000            17,000
   + Transportation Revenue BAN Sub-Series B
         2.05%, 05/11/05                                12,000            12,000
     NASSAU HEALTH CARE CORP.
 +~@ Bonds Series 2004C-1
         2.23%, 04/07/05                                 5,000             5,000
 +~@ Bonds Series 2004C-2
         2.20%, 04/07/05                                 5,000             5,000
     NEW YORK CITY
+~@o GO Bonds Fiscal 1998 Series D
         2.32%, 04/07/05                                26,000            26,000
+~@o GO Bonds Fiscal 2000 Series A
         2.31%, 04/07/05                                 3,395             3,395
+~@o GO Bonds Fiscal 2001 Series B
         2.30%, 04/07/05                                 3,460             3,460
+~@o GO Bonds Fiscal 2002 Series A
         2.30%, 04/07/05                                 9,750             9,750
 +~@ GO Bonds Fiscal 2002 Series A-8
         2.21%, 04/07/05                                 1,000             1,000
+~@o GO Bonds Fiscal 2002 Series G
         2.31%, 04/07/05                                16,400            16,400
  +@ GO Bonds Fiscal 2003 Series C-2
         2.23%, 04/07/05                                 6,265             6,265
  +@ GO Bonds Fiscal 2004 Series H-5
         2.23%, 04/07/05                                24,300            24,300
  +@ GO Bonds Fiscal 2004 Series H-6
         2.24%, 04/07/05                                16,300            16,300
  +@ GO Bonds Fiscal 2004 Series H-7
         2.28%, 04/01/05                                14,200            14,200
+~@o GO Bonds Fiscal 2004 Series J
         2.31%, 04/07/05                                 9,160             9,160
     NEW YORK CITY HEALTH & HOSPITALS CORP.
+~@o Health System Bonds Series 1999A
         2.30%, 04/07/05                                17,620            17,620
     NEW YORK CITY HFA
  +@ Housing RB (Normandie Court I)
     Series 1991A
         2.22%, 04/07/05                                 5,495             5,495
  +@ Housing RB (Sea Park West) Series 2004A
         2.32%, 04/07/05                                 7,600             7,600
  +@ Housing RB (The Helena) Series 2004A
         2.26%, 04/07/05                                39,000            39,000
     NEW YORK CITY HOUSING DEVELOPMENT
     CORP.
  +@ M/F Mortgage RB (90 West St)
     Series 2004A
         2.25%, 04/07/05                                12,000            12,000
  +@ M/F Mortgage RB (Atlantic Court Apts)
     Series 2003A
         2.28%, 04/07/05                                19,350            19,350
  +@ M/F Mortgage RB (First Avenue) Series 2002A
         2.27%, 04/07/05                                 7,445             7,445
  +@ M/F Mortgage RB (Upper East) Series 2003A
         2.31%, 04/07/05                                 4,000             4,000
  +@ M/F Rental Housing RB (100 Jane St) Series
     1998A
         2.27%, 04/07/05                                 6,525             6,525
  +@ M/F Rental Housing RB (One Columbus Place)
     Series 1998A
         2.28%, 04/07/05                                50,000            50,000
  +@ M/F Rental Housing RB (Sierra) Series 2003A
         2.27%, 04/07/05                                28,585            28,585
  +@ M/F Rental Housing RB (Tribeca Tower)
     Series 1997A
         2.26%, 04/07/05                                 2,300             2,300
  +@ M/F Rental Housing RB (West End Towers)
     Series 2004A
         2.27%, 04/07/05                                20,000            20,000
     NEW YORK CITY IDA
  +@ Civic Facility RB (2000 Jewish
     Board of Family & Children's
     Services)
         2.28%, 04/07/05                                15,820            15,820
  +@ Refunding IDRB (Allway Tools) Series 1997
         2.32%, 04/07/05                                 1,480             1,480
  +@ Special Facility RB (Korean Air Lines)
     Series 1997A
         2.31%, 04/07/05                                15,100            15,100
  +@ Special RB (NYSE) Fiscal 2004 Series B
         2.30%, 04/07/05                                 7,000             7,000
     NEW YORK CITY MUNICIPAL WATER FINANCE AUTH
 ~@o Crossover Refunding Bonds 2002F
         2.31%, 04/01/05                                 7,495             7,495
   ~ TECP Series 1
         2.08%, 05/05/05                                18,500            18,500
   + TECP Series 5
         2.15%, 07/14/05                                14,000            14,000
   ~ TECP Series 6
         2.13%, 07/14/05                                35,000            35,000
 ~@o Water & Sewer System RB Fiscal 2004
     Series C
         2.30%, 04/07/05                                22,035            22,035
+~@o Water & Sewer System RB Fiscal 2005
     Series C
         2.30%, 04/07/05                                 2,750             2,750
+~@o Water & Sewer System RB Series 1998B
         2.30%, 04/07/05                                 4,735             4,735
 ~@o Water & Sewer System RB Series 2001D
         2.33%, 04/07/05                                 4,995             4,995
+~@o Water & Sewer System RB Series 2002G
         2.31%, 04/07/05                                10,000            10,000

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS  continued

     ISSUER                                        FACE AMOUNT          VALUE
     RATE, MATURITY DATE                           ($ x 1,000)       ($ x 1,000)
+~@o Water & Sewer System RB Series 2005 B
         2.30%, 04/07/05                                 1,855             1,855
     NEW YORK CITY TRANSITIONAL FINANCE AUTH
 ~@o Future Tax Secured Bonds Fiscal
     1999 Series A
         2.30%, 04/07/05                                 4,970             4,970
+~@o Future Tax Secured Bonds Fiscal 2000
     Series A
         2.30%, 04/07/05                                15,720            15,720
 ~@o Future Tax Secured Bonds Series 2000C
         2.31%, 04/07/05                                14,545            14,545
 ~@o Future Tax Secured Refunding Bonds Fiscal
     2003 Series A
         2.31%, 04/01/05                                 6,000             6,000
  ~@ Recovery Bonds Fiscal 2003 Series 1E
         2.07%, 04/01/05                                 4,300             4,300
     NEW YORK POWER AUTH
   ~ TECP Series 1
         2.05%, 05/10/05                                14,500            14,500
     TECP Series 2
   ~      2.05%, 05/02/05                                8,200             8,200
   ~      2.00%, 05/06/05                               17,800            17,800
  ~@ Tender Notes Series 1985
         2.15%, 09/01/05                                22,500            22,500
     NEW YORK STATE
   + Environmental Quality 1986 GO
     Bonds Series 1998A
         2.00%, 06/07/05                                20,000            20,000
+~@o GO Bonds Fiscal 2004 Series F
         2.35%, 04/07/05                                50,000            50,000
     NEW YORK STATE DORMITORY AUTH
+~@o City University System
     Consolidated Fifth General
     Resolution RB Series 2003A
         2.30%, 04/07/05                                 7,295             7,295
+~@o Insured RB (Mt Sinai School of Medicine)
     Series 1994A
         2.31%, 04/07/05                                 2,900             2,900
+~@o Mental Health Services Facilities
     Improvement RB Series 2005D-1
         2.14%, 04/07/05                                 7,115             7,115
  +@ RB (Park Ridge Hospital, Inc.) Series 2005
         2.28%, 04/07/05                                10,000            10,000
+~@o State Personal Income Tax Refunding RB
     (Education) Series 2005B
         2.30%, 04/07/05                                11,865            11,865
+~@o State University Educational Facilities RB
     Series 1993A
         2.30%, 04/07/05                                 9,995             9,995
     State University Educational Facilities RB
     Series 2000B
+~@o      2.28%, 04/07/05                               27,030            27,030
+~@o      2.30%, 04/07/05                               12,375            12,375
+~@o Third General Resolution RB (State
     University Educational Facilities) Series
     2005A
         2.30%, 04/07/05                                 7,130             7,130
+~@o Upstate Community Colleges RB Series 2005A
         2.30%, 04/07/05                                 3,880             3,880
     NEW YORK STATE ENERGY RESEARCH DEVELOPMENT
     AUTH
  +@ Facilities RB Series 2004C-1
         2.31%, 04/07/05                                 6,000             6,000
  +@ Facilities RB Series 2004C-2
         2.26%, 04/07/05                                 5,500             5,500
  +@ Facilities RB Series 2004C-3
         2.31%, 04/07/05                                10,000            10,000
+~@o Gas Facilities RB (Brooklyn Union Gas)
     Series 1996
         2.30%, 04/07/05                                14,125            14,125
     NEW YORK STATE ENVIRONMENTAL FACILITIES
     CORP.
 ~@o State Clean & Drinking Water
     Revolving Funds RB Series 2002B
         2.30%, 04/07/05                                24,225            24,225
 ~@o State Water Pollution Control Revolving
     Fund RB Series 1994D
         2.30%, 04/07/05                                   661               661
     NEW YORK STATE HFA
  +@ Housing RB (101 West End Ave)
     Series 1999A
         2.31%, 04/07/05                                 1,600             1,600
  +@ Housing RB (150 E44th St) Series 2000A
         2.31%, 04/07/05                                33,500            33,500
  +@ Housing RB (250 W50th St) Series 1997A
         2.26%, 04/07/05                                 4,800             4,800
  +@ Housing RB (345 E94th St) Series 1999A
         2.31%, 04/07/05                                 3,400             3,400
  +@ Housing RB (345 East 94th St) Series 1998A
         2.31%, 04/07/05                                 4,700             4,700
  +@ Housing RB (350 W43rd St) Series 2002A
         2.27%, 04/07/05                                 9,000             9,000
  +@ Housing RB (70 Battery Place) Series 1997A
         2.27%, 04/07/05                                23,300            23,300
  +@ Housing RB (Avalon Chrystie Place I)
     Series 2004A
         2.13%, 04/07/05                                27,900            27,900
  +@ Housing RB (Chelsea Arms) Series 1998A
         2.25%, 04/07/05                                18,000            18,000
  +@ Housing RB (E84th St) Series 1995A
         2.26%, 04/07/05                                15,000            15,000
  +@ Housing RB (Normandie Court II) Series
     1999A
         2.27%, 04/07/05                                22,000            22,000
  +@ Housing RB (Sea Park East) Series 2004A
         2.32%, 04/07/05                                18,600            18,600
  +@ Housing RB (The Helena) Series 2003A
         2.26%, 04/07/05                                 7,800             7,800
  +@ Housing RB (Tribeca Landing) Series 1997A
         2.25%, 04/07/05                                13,000            13,000
  +@ Housing RB (Tribeca Park) Series 1997A
         2.26%, 04/07/05                                 7,000             7,000
  +@ Housing RB (Union Square South) Series
     1996A
         2.26%, 04/07/05                                16,800            16,800
  +@ Housing RB (Worth St) Series 2001A
         2.25%, 04/07/05                                11,200            11,200

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS  continued

     ISSUER                                        FACE AMOUNT          VALUE
     RATE, MATURITY DATE                           ($ x 1,000)       ($ x 1,000)
  +@ Service Contract Refunding RB Series 2003E
         2.23%, 04/07/05                                 7,000             7,000
     NEW YORK STATE LOCAL ASSISTANCE CORP.
  +@ RB Series 1995D
         2.20%, 04/07/05                                 6,320             6,320
+~@o Refunding RB Series 1993C
         2.30%, 04/07/05                                 9,900             9,900
+~@o Refunding RB Series 1997B
         2.30%, 04/07/05                                20,965            20,965
     NEW YORK STATE MORTGAGE AGENCY
 ~@o Homeowner Mortgage RB Series 65
         2.33%, 04/07/05                                 4,640             4,640
 ~@o Homeowner Mortgage RB Series 77A
         2.31%, 04/07/05                                24,795            24,795
     Homeowner Mortgage RB Series 87
 ~@o      2.30%, 04/07/05                                3,940             3,940
 ~@o      2.31%, 04/07/05                                6,320             6,320
     NEW YORK STATE THRUWAY AUTH
+~@o General RB Series 2005F
         2.31%, 04/07/05                                25,880            25,880
 ~@o General Refunding RB Series E
         2.30%, 04/07/05                                 6,995             6,995
     Local Highway & Bridge Service Contract
     Bonds Series 2001
         1.66%, 04/01/05                                 2,000             2,000
     Second Lien General Highway & Bridge Trust
     Fund Bonds Series 2003A
         1.90%, 04/01/05                                 5,000             5,000
     NEW YORK STATE URBAN DEVELOPMENT CORP.
+~@o State Personal Income Tax RB
     (State Facilities & Equipment)
     Series 2004A-2
         2.32%, 04/07/05                                 4,300             4,300
+~@o State Personal Income Tax RB Series 2004A-1
         2.30%, 04/07/05                                19,710            19,710
     NORTHPORT-EAST NORTHPORT UNION FREE SD
     2004-2005 TAN
         1.55%, 06/30/05                                 7,775             7,802
     OCEANSIDE UNION FREE SD
     2004-2005 TAN
         1.60%, 06/23/05                                 5,000             5,013
     ONEIDA CNTY IDA
  +@ Civic Facility RB (Mohawk Valley
     Community College Dormitory Corp)
     Series 2004A
         2.28%, 04/07/05                                 8,470             8,470
     PITTSFORD CENTRAL SD
     GO BAN 2004B
          1.50%, 06/29/05                                2,500             2,509
          1.52%, 06/29/05                                8,107             8,135
     PLAINVIEW-OLD BETHPAGE CENTRAL SD
     2004-2005 TAN
          1.52%, 06/30/05                                2,000             2,006
          2.08%, 06/30/05                                5,000             5,008
     PORT AUTH OF NEW YORK & NEW JERSEY
+~@o Consolidated Bonds 127th Series
         2.33%, 04/07/05                                 3,000             3,000
 ~@o Consolidated Bonds 135th Series
         2.33%, 04/07/05                                20,000            20,000
     Special Project Bonds Series 6 JFK
     International Air Terminal
+~@o      2.37%, 04/07/05                                1,480             1,480
+~@o      2.31%, 04/07/05                                1,100             1,100
   ~ TECP Series B
         1.95%, 04/06/05                                 3,000             3,000
     SACHEM CENTRAL SD
     2004-2005 TAN
         1.52%, 06/23/05                                 6,000             6,017
     SALES TAX ASSET RECEIVABLE CORP.
+~@o Sales Tax Asset RB Fiscal 2005
     Series A
         2.30%, 04/07/05                                 5,290             5,290
     SCHENECTADY IDA
  +@ IDRB (Fortitech Holding Corp)
     Series 1995A
         2.62%, 04/07/05                                   700               700
     SMITHTOWN CENTRAL SD
     2004-2005 TAN
         2.05%, 06/29/05                                25,000            25,057
     SOUTH HUNTINGTON UNION FREE SD
     2004-2005 TAN
         1.50%, 06/30/05                                 5,000             5,018
     THREE VILLAGE CENTRAL SD
     2004-2005 TAN
          1.59%, 06/30/05                                4,000             4,011
          2.04%, 06/30/05                               15,000            15,025
     TOMPKINS CNTY IDA
 +~@ Civic Facility RB (Ithaca College)
     Series 2004
         2.30%, 04/07/05                                 7,500             7,500
     TRIBOROUGH BRIDGE & TUNNEL AUTH
+~@o General Purpose RB Series 2001A
         2.30%, 04/07/05                                20,000            20,000
 ~@o General Refunding RB Series 2002B
         2.33%, 04/07/05                                14,000            14,000
 +~@ General Refunding RB Series 2002C
         2.23%, 04/07/05                                 4,600             4,600
 +~@ Special Obligation 1991 Resolution
     Refunding Bonds Series 2000A
         2.23%, 04/07/05                                 7,895             7,895
     WESTCHESTER CNTY IDA
  +@ IDRB (Levister Redevelopment Co
     Project) Series 2001B
         2.26%, 04/07/05                                 8,000             8,000
     WILLIAM FLOYD UNION FREE SD
     2004-2005 TAN
          1.64%, 06/27/05                               15,000            15,048
          1.68%, 06/27/05                                1,900             1,906
     YONKERS IDA
  +@ Civic Facility RB (Consumers
     Union) Series 1989
         2.30%, 04/07/05                                 1,200             1,200
  +@ Civic Facility RB (Consumers Union) Series
     1991
         2.30%, 04/07/05                                   700               700
 +~@ Civic Facility RB (Consumers Union) Series
     1994
         2.30%, 04/07/05                                 1,660             1,660
                                                                     -----------
                                                                       1,790,891

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS  continued

     ISSUER                                        FACE AMOUNT          VALUE
     RATE, MATURITY DATE                           ($ x 1,000)       ($ x 1,000)
     PUERTO RICO  1.0%
     GOVERNMENT DEVELOPMENT BANK OF PUERTO RICO
     TECP Series 1997
          1.88%, 04/07/05                                4,000             4,000
          2.37%, 06/03/05                               13,662            13,662
     PUERTO RICO
+~@o Public Improvement Bonds Series
     2001A
         2.31%, 04/07/05                                   400               400
                                                                     -----------
                                                                          18,062

END OF INVESTMENTS.

At 03/31/05, the tax basis cost of the fund's investment was $1,808,985, and the unrealized loss was ($32).

THE CHARLES SCHWAB FAMILY OF FUNDS

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2005, unaudited

The following are the portfolio holdings at 03/31/05. For more information please refer to the fund's semi-annual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities.

+ Credit-enhanced security

~ Liquidity-enhanced security

@ Variable-rate security

o Tender Option Bond

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                      COST               VALUE
HOLDINGS BY CATEGORY                               ($x1,000)           ($x1,000)
--------------------------------------------------------------------------------
 98.2%  MUNICIPAL SECURITIES                         466,428             466,428
--------------------------------------------------------------------------------
 98.2%  TOTAL INVESTMENTS                            466,428             466,428
  1.8%  OTHER ASSETS AND
        LIABILITIES                                                        8,341
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       474,769

      ISSUER                                       FACE AMOUNT          VALUE
      RATE, MATURITY DATE                          ($ x 1,000)       ($ x 1,000)
      MUNICIPAL SECURITIES 98.2% of net assets

      NEW JERSEY 92.8%
      DELAWARE RIVER PORT AUTH
      RB Series 1999
 +~@o   2.31%, 04/07/05                                  4,495             4,495
 +~@o   2.31%, 04/07/05                                 10,100            10,100
      ENGLEWOOD
      General Improvement BAN &
      Special Assessment BAN
        1.63%, 07/08/05                                  7,000             7,026
      ESSEX CNTY IMPROVEMENT AUTH
 +~@o Project Consolidation RB Series
      2004
        2.30%, 04/07/05                                  5,895             5,895
      FT. LEE
      BAN
        1.55%, 07/29/05                                  5,250             5,270
      GARDEN STATE PRESERVATION TRUST
 +~@o Open Space & Farmland
      Preservation Bonds Series 2003A
        2.30%, 04/07/05                                  5,000             5,000
      HAMMONTON
      BAN
        2.25%, 01/12/06                                  5,142             5,171
      JERSEY CITY
      School Promissory Notes Series
      2005A
        2.45%, 02/24/06                                  4,000             4,028
      NEW JERSEY
 +~@o GO Refunding Bonds Series L
        2.30%, 04/07/05                                    400               400
      TRAN Series Fiscal 2005A
  ~@o   2.31%, 04/07/05                                 15,000            15,000
  ~@o   1.25%, 04/23/05                                 10,000            10,000
        1.95%, 06/24/05                                  5,000             5,012
        2.10%, 06/24/05                                    400               401
      NEW JERSEY ECONOMIC DEVELOPMENT
      AUTH
      Exempt Facility RB (Chambers
      Co-Generation)
    +   2.28%, 05/04/05                                  6,100             6,100
    +   2.25%, 05/05/05                                  6,000             6,000
    + Exempt Facility RB (Keystone)
        2.00%, 05/04/05                                  5,000             5,000
      Motor Vehicle Surcharge RB Series
      2004A
 +~@o   2.30%, 04/07/05                                  6,080             6,080
 +~@o   2.34%, 04/07/05                                  7,420             7,420
 +~@o Natural Gas Facilities Refunding RB (Nui
      Corp) Series 1997A
        2.31%, 04/07/05                                  1,525             1,525
   +@ RB (Baptist Home Society of New Jersey)
      Series 2003
        2.50%, 04/07/05                                  3,520             3,520
   +@ RB (ENCAP Golf Holdings) Series 2004
        2.30%, 04/07/05                                 19,450            19,450
   +@ RB (G&W Laboratories) Series 2003
        2.35%, 04/07/05                                  5,505             5,505
   +@ RB (Geriatric Services Housing Corp)
      Series 2001
        2.27%, 04/07/05                                  1,500             1,500
   +@ RB (Hamilton Industrial Development)
      Series 1998
        2.35%, 04/07/05                                  5,665             5,665
   +@ RB (Meridian Assisted Living at
      Shrewsbury) Series 2004
        2.34%, 04/07/05                                  5,250             5,250
   +@ RB (Omni Baking Co) Series 2001
        2.30%, 04/07/05                                  3,600             3,600
   +@ RB (St. James Preparatory School & St.
      James Social Service Corp) Series 1998
        2.30%, 04/07/05                                  4,450             4,450
   +@ RB (Stone Brothers Secaucus) Series
      2001
        2.17%, 04/01/05                                  1,755             1,755
   +@ Refunding RB (Station Plaza Park & Ride)
      Series 2003
        2.35%, 04/07/05                                  3,290             3,290
 +~@o School Facilities Construction Bonds
      Series 2004G
        2.30%, 04/07/05                                  6,000             6,000
 +~@o School Facilities Construction RB Series
      2005K
        2.31%, 04/07/05                                  4,565             4,565
   +@ Special Facility RB (Port Newark
      Container Terminal) Series 2003
        2.32%, 04/07/05                                 14,300            14,300

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                       FACE AMOUNT          VALUE
      RATE, MATURITY DATE                          ($ x 1,000)       ($ x 1,000)
  +@  Thermal Energy Facilities RB (Thermal
      Energy Limited Partnership I) Series 1997
        2.30%, 04/07/05                                  8,400             8,400
      NEW JERSEY EDUCATIONAL FACILITIES AUTH
 +~@o Higher Education Capital
      Improvement Fund Issue RB
      Series 2002A
        2.31%, 04/07/05                                  8,610             8,610
      NEW JERSEY HEALTH CARE FACILITIES
      FINANCING AUTH
 +~@o RB (JFK Health Systems
      Obligated Group) Series 1993
        2.31%, 04/07/05                                 13,355            13,355
 +~@o RB (Jersey Shore Medical Center
      Obligated Group) Series 1994
        2.30%, 04/07/05                                  7,500             7,500
 +~@o RB (Somerset Medical Ctr) Series A
        2.31%, 04/07/05                                 13,600            13,600
    + Refunding RB (Saint Clare's Hospital)
      Series 2004B
        2.00%, 07/01/05                                  1,895             1,900
   +@ Revenue Bonds Composite Program
      Series 2003A-6
        2.28%, 04/07/05                                  3,050             3,050
      NEW JERSEY HOUSING & MORTGAGE
      FINANCE AGENCY
 +~@o Home Buyer RB Series 2000CC
        2.33%, 04/07/05                                  2,980             2,980
      S/F Housing RB Series 2004F
        1.05%, 04/01/05                                 10,000            10,000
        2.00%, 04/01/05                                  3,350             3,350
   ~@ S/F Housing RB Series 2004K
        2.32%, 04/07/05                                 10,000            10,000
      NEW JERSEY TRANSPORTATION TRUST FUND
      AUTH
 +~@o Transportation System Bonds
      Series 2005A
        2.30%, 04/07/05                                 10,000            10,000
  ~@o Transportation System RB Series 1998A
        2.31%, 04/07/05                                 11,495            11,495
 +~@o Transportation System RB Series 2004B
        2.15%, 04/07/05                                  8,000             8,000
      NEW JERSEY TURNPIKE AUTH
 +~@o RB Series C
        2.31%, 04/07/05                                  8,090             8,090
 +~@o Turnpike RB Series 1991C
        1.77%, 04/07/05                                  3,595             3,595
 +~@o Turnpike RB Series 2000A
        2.31%, 04/07/05                                 22,765            22,765
  +~@ Turnpike RB Series 2003C-1
        2.22%, 04/07/05                                  5,875             5,875
 +~@o Turnpike Revenue RB Series 2004A
        2.31%, 04/07/05                                  3,495             3,495
      PORT AUTH OF NEW YORK & NEW JERSEY
 +~@o Consolidated Bonds 127th Series
        2.33%, 04/07/05                                  8,480             8,480
      Consolidated Bonds 137th Series
        1.58%, 07/15/05                                  2,805             2,832
 +~@o Consolidated Bonds 138th Series
        2.33%, 04/07/05                                 10,000            10,000
  ~@o Consolidated Bonds 85th Series
        1.20%, 04/07/05                                  6,795             6,795
      Special Project Bonds Series 6 JFK
      International Air Terminal
 +~@o   2.37%, 04/07/05                                    800               800
 +~@o   2.31%, 04/07/05                                  4,895             4,895
    ~ TECP Series A
        2.00%, 04/11/05                                 10,000            10,000
      TECP Series B
    ~   2.03%, 04/12/05                                  5,070             5,070
    ~   2.08%, 05/05/05                                 10,100            10,100
    ~   2.18%, 05/09/05                                  8,550             8,550
      SPARTA TOWNSHIP
      BAN
        2.23%, 01/13/06                                  4,000             4,024
      TRENTON PARKING AUTH
 +~@o Parking RB Series 2000
        2.29%, 04/07/05                                  1,620             1,620
      UNION CNTY IMPROVEMENT AUTH
   +@ Mortgage RB (Cedar Glen
      Housing Corp) Series A
        2.31%, 04/07/05                                  9,500             9,500
      UNION CNTY POLLUTION CONTROL FINANCING
      AUTH
    @ Refunding RB (Exxon) Series
      1994
        2.20%, 04/01/05                                  2,300             2,300
      UNIVERSITY OF MEDICINE & DENTISTRY
  +~@ RB Series 2002B
        2.28%, 04/07/05                                  3,000             3,000
      WOODBRIDGE TOWNSHIP
      General & Sewer Utility BAN
        1.65%, 07/08/05                                  3,654             3,667
        1.67%, 07/08/05                                  4,346             4,361
                                                                     -----------
                                                                         440,827
      PUERTO RICO 5.4%
      GOVERNMENT DEVELOPMENT BANK OF
      PUERTO RICO
      TECP Series 1997
        1.90%, 04/27/05                                  7,948             7,948
        1.92%, 04/27/05                                  1,758             1,758
        2.10%, 05/10/05                                  2,250             2,250
        2.20%, 06/06/05                                  3,500             3,500
      PUERTO RICO HFC
 +~@o Homeownership Mortgage RB
      Series 2000A
        2.31%, 04/07/05                                  3,700             3,700
      PUERTO RICO HIGHWAYS & TRANSPORTATION
      AUTH
 +~@o Highway RB Series Y
        2.28%, 04/07/05                                  3,100             3,100
 +~@o Subordinated Transportation RB Series
      2003
        2.28%, 04/07/05                                    300               300
      PUERTO RICO PUBLIC BUILDINGS AUTH
 +~@o Refunding RB Series L
        2.29%, 04/07/05                                  3,045             3,045
                                                                     -----------
                                                                          25,601

END OF INVESTMENTS.

At 03/31/05, the tax basis cost of the fund's investment was $466,429, and the unrealized loss was ($1).

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2005, unaudited

The following are the portfolio holdings at 03/31/05. For more information please refer to the fund's semi-annual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities.

+ Credit-enhanced security

~ Liquidity-enhanced security

@ Variable-rate security

o Tender Option Bond

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                     COST                VALUE
HOLDINGS BY CATEGORY                               ($X1,000)           ($X1,000)
--------------------------------------------------------------------------------
 99.5%  MUNICIPAL SECURITIES                         358,122             358,122
--------------------------------------------------------------------------------
 99.5%  TOTAL INVESTMENTS                            358,122             358,122
  0.5%  OTHER ASSETS AND
        LIABILITIES                                                        1,904
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       360,026

      ISSUER                                       FACE AMOUNT          VALUE
      RATE, MATURITY DATE                          ($ x 1,000)       ($ x 1,000)
      MUNICIPAL SECURITIES  99.5% of net assets

      PENNSYLVANIA  98.9%

      ALLEGHENY CNTY HOSPITAL DEVELOPMENT
      AUTH
   +@ RB (UPMC Senior Communities)
      Series 2003
        2.28%, 04/07/05                                 10,000            10,000
      ALLEGHENY CNTY IDB
 +~@o Pollution Control Refunding RB
      (Duquesne Light Co) Series
      1999B
        2.35%, 04/07/05                                 14,495            14,495
      ALLEGHENY CNTY PORT AUTH
    + Grant Anticipation Notes Series
      2004
        1.63%, 06/30/05                                  5,100             5,117
      BERKS CNTY
   +@ RB (Beacon Container Project)
      Series 1998A
        2.44%, 04/07/05                                    745               745
      BLAIR CNTY IDA
   +@ First Mortgage RB (Village At
      Penn State Project) Series 2002C
        2.23%, 04/07/05                                  1,000             1,000
      CHESTER CNTY HEALTH & EDUCATION
      FACILITIES AUTH
   +@ RB (Simpson Meadows) Series
      2000
        2.35%, 04/07/05                                  3,775             3,775
      CLARION CNTY IDA
   +@ Energy Development RB (Piney
      Creek) Series 1990
        2.33%, 04/07/05                                  2,500             2,500
      DANIEL BOONE AREA SD
  +~@ GO Bonds Series 2004
        2.29%, 04/07/05                                  1,100             1,100
      DELAWARE CNTY IDA
   +@ Hospital RB (Crozer-Chester
      Medical Ctr) Series 2002
        2.29%, 04/07/05                                  4,900             4,900
   +@ RB (YMCA of Philadelphia) Series 1999
        2.39%, 04/07/05                                  2,005             2,005
      DELAWARE VALLEY REGIONAL FINANCE AUTH
 +~@o Local Government RB Series
      1998A
        2.34%, 04/07/05                                  4,555             4,555
      ERIE CITY WATER AUTH
    + Water RB Series 2004
        2.07%, 12/01/05                                  2,320             2,334
      ERIE SD
 +~@o GO Bonds Series 2001A
        2.32%, 04/07/05                                 15,100            15,100
      HARRISBURG AUTH
  +~@ Water Refunding RB Series
      2003A
        2.33%, 04/07/05                                  2,500             2,500
      HFA
   ~@ S/F Mortgage RB Series 2004-
      86C
        2.29%, 04/07/05                                  5,000             5,000
      LUZERNE CNTY INDUSTRIAL DEV AUTH
   +@ RB (Methodist Homes) Series
      2003
        2.33%, 04/07/05                                  4,800             4,800
      MONTGOMERY CNTY HIGHER EDUCATION &
      HEALTH AUTH
   +@ RB (Madlyn & Leonard Abramson
      Center For Jewish Life) Series
      2001
        2.35%, 04/07/05                                  1,100             1,100
      MONTGOMERY CNTY IDA
   +@ Environmental Facilities RB (Ionza
      Inc) Series 2000
        2.37%, 04/07/05                                  7,000             7,000
      Pollution Control Refunding RB (Peco
      Energy Co) Series 1994A
    +   1.99%, 05/05/05                                    675               675
    +   2.00%, 05/05/05                                  2,000             2,000
        2.08%, 05/09/05                                  4,560             4,560
   +@ Pollution Control Refunding RB (Peco
      Energy Co) Series 1999A
        2.30%, 04/07/05                                  1,600             1,600
    @ School RB (Friends' Central School)
      Series 2002
        2.33%, 04/07/05                                    400               400

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                       FACE AMOUNT          VALUE
      RATE, MATURITY DATE                          ($ x 1,000)       ($ x 1,000)
      MONTGOMERY CNTY REDEVELOPMENT AUTH
   +@ M/F Housing Refunding RB
      (Glenmore Associates) Series
      1995A
        2.14%, 04/07/05                                  3,000             3,000
      NORTHHAMPTON CNTY
 +~@o County Agreement RB Series
      2001
        2.32%, 04/07/05                                  3,000             3,000
   +@ RB (Binney & Smith) Series 1997A
        2.34%, 04/07/05                                  3,250             3,250
   +@ RB (Binney & Smith) Series 1997B
        2.34%, 04/07/05                                    810               810
      NORWIN SD
 +~@o GO Bonds Series 2001A
        2.32%, 04/07/05                                  8,710             8,710
      PENNSYLVANIA
 +~@o GO Bonds First Series 1995
        2.35%, 04/07/05                                 11,870            11,870
 +~@o GO Bonds First Series 2003
        2.30%, 04/07/05                                 14,470            14,470
      PENNSYLVANIA CONVENTION CENTER AUTH
 +~@o RB Series 1989A
        2.30%, 04/07/05                                  2,745             2,745
      PENNSYLVANIA ECONOMIC DEVELOPMENT
      FINANCING AUTH
   +@ Bonds (Westrum Harleysville II)
      Series 2005
        2.23%, 04/07/05                                  6,200             6,200
   +@ Exempt Facilities RB (Amtrak) Series
      2001B
        2.32%, 04/07/05                                 12,300            12,300
    @ Exempt Facilities RB (Merck & Co) Series
      2000
        2.36%, 04/07/05                                  5,000             5,000
    @ Exempt Facilities RB (Merck & Co) Series
      2001
        2.36%, 04/07/05                                 13,000            13,000
      PENNSYLVANIA ENERGY DEVELOPMENT
      AUTH
   +@ RB (B&W Ebensburg) Series
      1986
        2.33%, 04/07/05                                 14,965            14,965
   +@ RB (Westrum Hanover) Series 2004
        2.33%, 04/07/05                                  5,900             5,900
      PENNSYLVANIA HFA
  ~@o Residential Development
      Refunding RB Series 2002A
        2.36%, 04/07/05                                  6,000             6,000
 +~@o S/F Mortgage RB Drawdown Series 2003
        2.35%, 04/07/05                                  5,110             5,110
  ~@o S/F Mortgage RB Series 1999-66A
        2.33%, 04/07/05                                  5,130             5,130
  ~@o S/F Mortgage RB Series 1999A
        2.15%, 04/07/05                                 10,785            10,785
  ~@o S/F Mortgage RB Series 2002-74B
        2.33%, 04/07/05                                  7,495             7,495
   ~@ S/F Mortgage RB Series 2004-84C
        2.29%, 04/07/05                                 10,250            10,250
   ~@ S/F Mortgage RB Series 2004-84D
        2.29%, 04/07/05                                  2,500             2,500
   ~@ S/F Mortgage RB Series 2005-87B
        2.30%, 04/07/05                                  5,000             5,000
  ~@o S/F RB Series 1998-64
        2.37%, 04/07/05                                 15,000            15,000
      PENNSYLVANIA HIGHER EDUCATION
      ASSISTANCE AGENCY
  +~@ Student Loan RB Series 2000A
        2.35%, 04/07/05                                 12,025            12,025
  +~@ Student Loan RB Series 2001A
        2.35%, 04/07/05                                  4,600             4,600
      PENNSYLVANIA HIGHER EDUCATIONAL
      FACILITIES AUTH
  +~@ Drexel University RB Series
      2005B
        2.29%, 04/07/05                                  3,400             3,400
      PENNSYLVANIA PUBLIC SCHOOL BUILDING
      AUTH
 +~@o School Lease RB (Philadelphia
      SD) Series 2003
        2.32%, 04/07/05                                  1,895             1,895
  +~@ School RB (Parkland SD) Series 1999D
        2.33%, 04/07/05                                 10,075            10,075
      PENNSYLVANIA TURNPIKE COMMISSION
 +~@o Turnpike RB Series 2004A
        2.30%, 04/07/05                                 12,495            12,495
      PHILADELPHIA
    + Gas Works RB 1st Series A
        1.71%, 07/01/05                                  5,000             5,044
      PHILADELPHIA GAS WORKS
 +~@o RB Third Series 2001
        2.30%, 04/07/05                                  1,700             1,700
    + Revenue Notes TECP Series D
        2.28%, 04/12/05                                  5,000             5,000
      PHILADELPHIA IDA
 +~@o Airport RB Series 1998A
        2.15%, 08/11/05                                  5,000             5,000
      PHILADELPHIA MUNICIPAL AUTH
    + Lease Refunding RB Series
      2003A
        1.20%, 05/15/05                                  2,000             2,007
      PHILADELPHIA SD
    + GO Refunding Series 1999B
        2.05%, 10/01/05                                  9,000             9,131
      SCRANTON REDEVELOPMENT AUTH
   +@ Guaranteed Lease RB Series
      2004
        2.33%, 04/07/05                                  5,795             5,795
      TEMPLE UNIVERSITY
      University Funding Obligations
      Series 2004
        1.27%, 05/02/05                                    200               200
        1.70%, 05/02/05                                  8,000             8,004
                                                                     -----------
                                                                         356,122
      PUERTO RICO  0.6%

      PUERTO RICO HWY & TRANSP AUTH
 +~@o Grant Anticipation RB
        2.29%, 04/07/05                                  2,000             2,000

END OF INVESTMENTS.

At 03/31/05, the tax basis cost of the fund's investments was $358,122.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB GOVERNMENT CASH RESERVES(TM)

PORTFOLIO HOLDINGS As of March 31, 2005, unaudited

The following are the portfolio holdings at 03/31/05. For more information please refer to the fund's semi-annual or annual shareholder reports.

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                 ($X1,000)         ($X1,000)
--------------------------------------------------------------------------------
 46.5%      U.S. GOVERNMENT
            SECURITIES                                 292,226          292,226
 53.7%      OTHER INVESTMENTS                          337,908          337,908
--------------------------------------------------------------------------------
100.2%      TOTAL INVESTMENTS                          630,134          630,134
 (0.2)%     OTHER ASSETS AND
            LIABILITIES                                                  (1,085)
--------------------------------------------------------------------------------
100.0%      NET ASSETS                                                  629,049

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ x 1,000)     ($ x 1,000)
U.S. GOVERNMENT SECURITIES  46.5% of net assets

DISCOUNT NOTES  46.5%
--------------------------------------------------------------------------------
FANNIE MAE
  2.56%, 04/01/05                                         9,790            9,790
  2.15%, 04/06/05                                        10,000            9,997
  2.13%, 04/13/05                                         5,000            4,996
  2.50%, 04/13/05                                         2,554            2,552
  2.60%, 04/13/05                                         3,100            3,097
  2.58%, 04/20/05                                        10,000            9,986
  2.62%, 04/27/05                                         7,100            7,087
  2.66%, 04/27/05                                         1,500            1,497
  2.75%, 04/29/05                                         2,677            2,671
  2.80%, 05/04/05                                         1,669            1,665
  2.76%, 05/11/05                                         5,500            5,483
  2.95%, 06/06/05                                         1,500            1,492
  2.82%, 06/13/05                                        13,100           13,026
  2.92%, 06/13/05                                         1,900            1,889
  2.90%, 06/14/05                                         1,700            1,690
  2.83%, 06/15/05                                         2,553            2,538
  2.89%, 06/17/05                                         2,323            2,309
FEDERAL HOME LOAN BANK
  2.21%, 04/22/05                                         1,943            1,941
  2.75%, 05/13/05                                         5,000            4,984
FREDDIE MAC
  2.50%, 04/04/05                                         1,500            1,500
  2.53%, 04/12/05                                        10,000            9,992
  2.54%, 04/12/05                                        15,000           14,988
  2.57%, 04/19/05                                        25,000           24,968
  2.58%, 04/20/05                                        13,297           13,279
  2.67%, 04/25/05                                         7,000            6,988
  2.66%, 04/26/05                                        20,000           19,963
  2.75%, 05/10/05                                        20,000           19,941
  2.42%, 05/17/05                                        10,000            9,969
  2.47%, 05/17/05                                         5,000            4,984
  2.78%, 05/17/05                                         4,139            4,124
  2.79%, 05/17/05                                         2,086            2,079
  2.81%, 05/24/05                                         7,000            6,971
  2.83%, 05/24/05                                         5,346            5,324
  2.84%, 05/24/05                                         1,000              996
  2.85%, 05/24/05                                         1,185            1,180
  2.86%, 06/09/05                                         2,000            1,989
  2.80%, 06/13/05                                         2,100            2,088
  2.76%, 06/14/05                                         2,368            2,355
  2.90%, 06/14/05                                         1,200            1,193
  2.83%, 06/15/05                                         3,450            3,430
  2.80%, 06/17/05                                         2,712            2,696
  2.94%, 06/21/05                                        10,000            9,934
  2.70%, 06/28/05                                         7,832            7,781
  2.70%, 07/05/05                                        15,000           14,895
  2.74%, 07/05/05                                        10,000            9,929
                                                                     -----------
                                                                         292,226

                                                MATURITY AMOUNT
SECURITY                                          ($ x 1,000)
OTHER INVESTMENTS  53.7% of net assets

REPURCHASE AGREEMENTS  53.7%
--------------------------------------------------------------------------------
BEAR STEARNS & CO. INC.
Tri-Party Repurchase
Agreement Collateralized
by U.S. Government
Securities with a value of
$108,121
2.89%, issued 03/31/05,
due 04/01/05                                            106,009          106,000
CREDIT SUISSE FIRST BOSTON L.L.C.
Tri-Party Repurchase
Agreement Collateralized
by U.S. Government
Securities with a value of
$108,030
2.89%, issued 03/31/05,
due 04/01/05                                            105,917          105,908
GOLDMAN SACHS & CO.
Tri-Party Repurchase
Agreement Collateralized
by U.S. Government
Securities with a value of
$108,120
2.89%, issued 03/31/05,
due 04/01/05                                            106,009          106,000
UBS FINANCIAL SERVICES, INC.
Tri-Party Repurchase
Agreement Collateralized
by U.S. Government
Securities with a value of
$20,401
2.64%, issued 02/16/05,
due 04/07/05                                             20,073           20,000
                                                                     -----------
                                                                         337,908

END OF INVESTMENTS.

At 03/31/05, the tax basis cost of the fund's investments was $630,134.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB FLORIDA MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2005, unaudited

The following are the portfolio holdings at 03/31/05. For more information please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities.

+ Credit-enhanced security

~ Liquidity-enhanced security

@ Variable-rate security

o Tender Option Bond

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                 ($X1,000)         ($X1,000)
--------------------------------------------------------------------------------
100.5%  MUNICIPAL SECURITIES                         1,220,229        1,220,229
--------------------------------------------------------------------------------
100.5%  TOTAL INVESTMENTS                            1,220,229        1,220,229
 (0.5)% OTHER ASSETS AND LIABILITIES                                     (5,916)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    1,214,313

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      MUNICIPAL SECURITIES  100.5% of net assets

      ALABAMA  1.2%

      MONTGOMERY DOWNTOWN REDEVELOPMENT AUTH
    @ Bonds (Southern Poverty Law Center) Series 2000
           2.43%, 04/07/05                                   15,000       15,000

      ARIZONA  2.0%

      MARICOPA CNTY COMMUNITY COLLEGE DISTRICT
  ~@o GO Bonds Project of 1994 Series B (1997)
           2.30%, 04/07/05                                   24,020       24,020

      CALIFORNIA  1.1%

      ACCESS LOANS FOR LEARNING STUDENT LOAN CORP.
   +@ Student Loan Program RB Senior Series II-A-7
           1.80%, 06/01/05                                   13,400       13,400

      COLORADO  0.4%

      COLORADO DEPT OF TRANSPORTATION
 +~@o Transportation Refunding RAN Series 2004B
           1.55%, 04/07/05                                    4,745        4,745

      CONNECTICUT  0.5%

      CONNECTICUT HFA
 +~@o S/F Mortgage RB Draw Down Series 2004B
           2.33%, 04/07/05                                    5,600        5,600

      FLORIDA  87.0%

      ALACHUA CNTY HEALTH FACILITIES AUTH
   +@ Continuing Care Retirement Community RB
      (Oak Hammock Project) Series 2002A
           2.29%, 04/01/05                                      300          300
 +~@o Health Facilities RB (Shands Hospital, Univ of
      Florida) Series 1992R
           2.31%, 04/07/05                                   25,490       25,490
      ALACHUA CNTY SCHOOL BOARD
 +~@o COP Series 2004
           2.15%, 04/07/05                                    9,045        9,045
      BREVARD CNTY HEALTH FACILITIES AUTH
   +@ RB (Wuesthoff Health Systems) Series 2004
           2.29%, 04/07/05                                   13,200       13,200
      BREVARD CNTY HFA
   +@ M/F Housing Refunding RB (Shore View
      Apts) Series 1995
           2.30%, 04/07/05                                    1,900        1,900
      BROWARD CNTY
    + Airport System RB Series L
           1.84%, 10/01/05                                    3,665        3,686
      BROWARD CNTY EDUCATIONAL FACILITIES AUTH
   +@ Educational Facilities RB (Nova
      Southeastern University) Series 2000A
           2.29%, 04/07/05                                    6,700        6,700
      BROWARD CNTY HFA
   +@ M/F Housing RB  (Pembroke Village Apts)
      Series 2004
           2.31%, 04/07/05                                    7,000        7,000
   +@ M/F Housing RB (Sanctuary Apts) Series 1985
           2.15%, 04/07/05                                    1,400        1,400
   +@ M/F Housing Refunding RB (Reflections Apts)
      Series 1999
           2.28%, 04/07/05                                    6,000        6,000
   +@ M/F Housing Refunding RB (Water's Edge) Series 1997
           2.28%, 04/07/05                                      400          400
 +~@o S/F Mortgage RB Series 1999B
           2.36%, 04/07/05                                    2,025        2,025
      CAPE CORAL
      CP Notes
    +      1.48%, 04/04/05                                    6,000        6,000
    +      2.00%, 06/02/05                                   10,600       10,600
      CHARLOTTE CNTY
  +~@ Refunding RB Series 2003A
           2.14%, 04/07/05                                      800          800
      CHARLOTTE CNTY HFA
   +@ M/F Housing RB (Murdock Circle
      Apartments) Series 2000
           2.34%, 04/07/05                                    7,000        7,000

SCHWAB FLORIDA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      COLLIER COUNTY HEALTH FACILITIES AUTH
    + RB (Cleveland Clinic Health System)
      Series 2003C-2
           2.10%, 06/01/05                                    1,500        1,500
      DADE CNTY IDA
   +@ IDRB (Michael-Ann Russell Jewish
      Community Ctr) Series 1997
           2.29%, 04/07/05                                    4,185        4,185
   +@ IDRB (South Florida Stadium Corp) Series 1985C
           2.26%, 04/07/05                                    1,050        1,050
      DAVIE
   +@ RB (United Jewish Community of Broward
      Cnty) Series 2003
           2.30%, 04/07/05                                    5,600        5,600
      ESCAMBIA HFA
 +~@o S/F RB Series 1997A
           2.43%, 04/07/05                                    2,110        2,110
      S/F RB Series 2001A
 +~@o      2.36%, 04/07/05                                    2,245        2,245
 +~@o      2.40%, 04/07/05                                    1,835        1,835
  ~@o S/F RB Series 2002A-1
           2.45%, 09/29/05                                    3,220        3,220
      EUSTIS
   +@ RB Installment 1997A
           2.29%, 04/07/05                                    3,475        3,475
      FLAGLER CNTY SD
      TAN Series 2004
           1.78%, 06/15/05                                    9,900        9,925
      FLORIDA
 +~@o Dept of Environmental Protection
      Preservation 2000 RB Series 1997B
           2.32%, 04/07/05                                   22,980       22,980
      FLORIDA DEPT OF ENVIRONMENTAL PROTECTION
    + Florida Forever Refunding RB Series 2003B
           1.82%, 07/01/05                                   14,315       14,463
      FLORIDA DEVELOPMENT FINANCE CORP.
   +@ IDRB (Central Farms) Series 1999A4
           2.39%, 04/07/05                                      750          750
   +@ IDRB (Schmitt Family Partnership) Series 1999A2
           2.39%, 04/07/05                                    1,875        1,875
   +@ IDRB (Sunshine State Christian Homes, Inc) Series
      1999A3
           2.39%, 04/07/05                                    1,160        1,160
   +@ IDRB (Vutec Corp) Series 1999A1
           2.39%, 04/07/05                                    1,600        1,600
   +@ IDRB Enterprise Bond Program (Pioneer-Ram) Series
      1998A3
           2.39%, 04/07/05                                      980          980
      FLORIDA HFA
 +~@o Homeowner Mortgage RB Series 2000-4
           2.40%, 04/07/05                                    3,420        3,420
   +@ Housing RB (Ashley Lake Park II) Series 1989J
           2.30%, 04/07/05                                    4,985        4,985
   +@ Housing RB (Caribbean Key Apts) Series 1996F
           2.33%, 04/07/05                                    3,400        3,400
   +@ Housing RB (Heron Park) Series 1996U
           2.30%, 04/07/05                                    3,685        3,685
   +@ Housing RB (Tiffany Club Apts) Series 1996P
           2.33%, 04/07/05                                    7,150        7,150
   +@ M/F Guaranteed Mortgage RB (Oaks at Regency)
      Series 1983K
           2.28%, 04/07/05                                      625          625
   +@ M/F Housing RB (Cameron Cove Apts) Series 1985XX
           2.33%, 04/07/05                                    1,000        1,000
   +@ M/F Housing Refunding RB (Reflections Apts) Series
      2001K-A
           2.30%, 04/07/05                                    1,900        1,900
   +@ M/F Housing Refunding RB (South Pointe) Series
      1998J
           2.30%, 04/07/05                                    5,500        5,500
   +@ M/F Mortgage RB (Clarcona Groves Apts) Series 2005A
           2.33%, 04/07/05                                    4,250        4,250
   +@ M/F Mortgage RB (Lynn Lake Apts) Series 2005B-1
           2.35%, 04/01/05                                   10,100       10,100
   +@ M/F Mortgage RB (Mill Creek Apts) Series 2004K
           2.33%, 04/07/05                                    8,000        8,000
   +@ M/F Mortgage RB (Pinnacle Pointe Apts) Series 2003N
           2.33%, 04/07/05                                    7,915        7,915
   +@ M/F Mortgage RB (Wellesley Apts) Series 20030
           2.33%, 04/07/05                                    7,940        7,940
   +@ M/F Mortgage RB (Wexford Apts) Series 2003P
           2.33%, 04/07/05                                    8,035        8,035
   +@ M/F Mortgage Refunding RB (Victoria Park Apts)
      Series 2002J-1
           2.28%, 04/07/05                                   10,370       10,370
   +@ RB (Heritage Pointe Apts) Series 1999I-1
           2.33%, 04/07/05                                    1,000        1,000
   +@ RB (Timberline Apts) Series 1999P
           2.28%, 04/07/05                                    6,135        6,135
      FLORIDA LOCAL GOVERNMENT FINANCE COMM
      Pooled TECP Series 1994A
    +      1.85%, 04/07/05                                   26,905       26,905
    +      2.02%, 06/07/05                                   10,995       10,995
    +      2.06%, 06/07/05                                    8,375        8,375
    + Pooled TECP Series 1998B
           2.11%, 06/07/05                                    9,601        9,601
      FLORIDA PORTS FINANCING COMM
    + RB (Transportation Trust Fund) Series
      1996
           1.59%, 06/01/05                                    4,575        4,608
      FLORIDA STATE BOARD OF EDUCATION
      Florida Board of Education Lottery RB
      Series 2005A
 +~@o      2.31%, 04/07/05                                   18,940       18,940
 +~@o      2.32%, 04/07/05                                    3,350        3,350
 +~@o Public Education Capital Outlay Bonds Series 1998A
           2.31%, 04/07/05                                   11,000       11,000
  ~@o Public Education Capital Outlay Bonds Series 1998E
           2.31%, 04/07/05                                   12,280       12,280

SCHWAB FLORIDA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                              FACE AMOUNT     VALUE
      RATE, MATURITY DATE                                 ($ x 1,000)  ($ x 1,000)
 +~@o Public Education Capital Outlay Bonds Series 1999C
           2.32%, 04/07/05                                     17,855       17,855
  ~@o Public Education Capital Outlay Bonds Series 2001I
           2.31%, 04/07/05                                      4,715        4,715
 +~@o Public Education Capital Outlay Bonds Series 2003C
           2.31%, 04/07/05                                      7,500        7,500
  ~@o Public Education Capital Outlay Refunding Bonds
      Series 2001B
           2.31%, 04/07/05                                     14,100       14,100
  ~@o Public Education Capital Outlay Refunding Bonds
      Series 2005B
           2.31%, 04/07/05                                      5,200        5,200
  ~@o Public Education Capital Outlay Refunding Bonds
      Series 2005C
           2.15%, 04/07/05                                     15,000       15,000
      FORT PIERCE UTILITIES AUTH
 +~@o Utilities Refunding RB Series 2003
           2.31%, 04/07/05                                      6,325        6,325
      GAINESVILLE
   +@ IDRB (Exactech) Series 1997
           2.34%, 04/07/05                                      2,400        2,400
   +@ IDRB (Lifesouth Community Blood Centers) Series
      1999
           2.29%, 04/07/05                                      5,450        5,450
      GREATER ORLANDO AVIATION AUTH
    + Airport Facilities Subordinated TECP
      Series B
           2.08%, 05/17/05                                     27,890       27,890
   +@ Airport Facility RB (Flightsafety International)
      Series 2003A
           2.34%, 04/07/05                                      8,900        8,900
      GULF BREEZE
  +~@ Local Government Loan Program RB Series
      1985C
           2.28%, 04/07/05                                      6,735        6,735
  +~@ Local Government Loan Program RB Series 1985E
           2.28%, 04/07/05                                      2,240        2,240
      HILLSBOROUGH CNTY
    + Capital Improvement Program TECP Series B
           1.97%, 04/07/05                                      2,700        2,700
    + Solid Waste & Resource Recovery Refunding RB
      Series 2004
           1.57%, 09/01/05                                      3,230        3,249
      HILLSBOROUGH CNTY AVIATION AUTH
      Airport Facilities Subordinated TECP
      Series B
    +      2.03%, 05/05/05                                     14,400       14,400
    +      2.08%, 05/17/05                                     10,000       10,000
 +~@o Tampa International Airport RB Series 2003A
           2.37%, 04/07/05                                      5,495        5,495
      HILLSBOROUGH CNTY HFA
   +@ M/F Housing RB (Meridian Pointe Apts)
      Series 2005
           2.34%, 04/07/05                                      6,600        6,600
      HILLSBOROUGH CNTY IDA
   +@ Educational Facilities RB (Berkeley
      Preparatory School, Inc Project) Series
      1999
           2.29%, 04/07/05                                      4,545        4,545
 +~@o IDRB (University Community Hospital) Series 1994
           2.31%, 04/07/05                                     32,000       32,000
   +@ RB (Independent Day School Project) Series 2000
           2.35%, 04/07/05                                      1,900        1,900
      HILLSBOROUGH CNTY PORT DISTRICT
 +~@o Refunding RB (Tampa Port Auth) Series
      2005A
           2.36%, 04/07/05                                     14,160       14,160
      JACKSONVILLE ECONOMIC DEVELOPMENT COMM
   +@ RB (Bolles School Project) Series 1999A
           2.29%, 04/07/05                                      2,920        2,920
   +@ Refunding RB (YMCA of Florida First Coast) Series
      2003
           2.30%, 04/07/05                                        100          100
   +@ Special Facility Airport RB (Holland Sheltair
      Aviation Group) Series 2005B
           2.40%, 04/07/05                                      2,100        2,100
      JACKSONVILLE ELECTRIC AUTH
  ~@o Merlot-2000FF
           2.35%, 04/07/05                                      9,925        9,925
  +~@ Water & Sewer System Subordinated RB Series 2003B
           2.28%, 04/07/05                                     13,270       13,270
      JACKSONVILLE PORT AUTH
 +~@o 1996 Port Facility RB
           2.01%, 04/07/05                                     10,100       10,100
      LAKE SHORE HOSPITAL AUTH
   +@ Health Facility RB (Lake Shore Hospital)
      Series 1991
           2.29%, 04/07/05                                      3,000        3,000
      LEE CNTY
 +~@o Airport RB Series 2000A
           2.37%, 04/07/05                                      4,958        4,958
   +@ Educational Facilities RB (Canterbury School
      Project) Series 1999
           2.29%, 04/07/05                                      6,000        6,000
      LEE CNTY HFA
   +@ M/F Housing RB (Crossings At Cape Coral
      Apts) Series 1999A
           2.36%, 04/07/05                                      6,160        6,160
   +@ M/F Housing RB (University Club Apts) Series 2002A
           2.15%, 04/07/05                                      7,500        7,500
      MANATEE CNTY HFA
   +@ M/F Housing RB (Centre Court Apts)
      Series 2000
           2.34%, 04/07/05                                      3,760        3,760
   +@ M/F Housing RB (La Mirada Gardens) Series 2002A
           2.19%, 04/07/05                                      4,000        4,000
   +@ M/F Housing RB (Sabal Palm Harbor Apts) Series
      2000A
           2.34%, 04/07/05                                      3,070        3,070
   +@ M/F Housing RB (Sabal Palm Harbor Apts) Series
      2000B
           2.34%, 04/07/05                                      3,725        3,725

SCHWAB FLORIDA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
   +@ M/F Mortgage Refunding RB (Hampton Court) Series
      1989A
           2.29%, 04/07/05                                    3,500        3,500
      MARION CNTY IDA
   +@ M/F Housing Refunding RB (Chambrel at
      Pinecastle Project) Series 2002
           2.30%, 04/07/05                                    3,741        3,741
      MIAMI HEALTH FACILITIES AUTH
   +@ Health Facilities RB (Miami Jewish Home
      & Hospital For the Aged) Series 1996
           2.29%, 04/07/05                                    7,100        7,100
      MIAMI-DADE CNTY
      Aviation TECP Miami International
      Airport Series A
    +      1.95%, 04/07/05                                    3,032        3,032
    +      2.02%, 04/07/05                                    4,000        4,000
    +      2.03%, 04/07/05                                    6,000        6,000
    +      2.05%, 05/05/05                                    4,543        4,543
    +      2.06%, 05/25/05                                   13,648       13,648
      MIAMI-DADE CNTY HFA
   +@ M/F Mortgage RB Series 2003-3
           2.33%, 04/07/05                                    9,150        9,150
      MIAMI-DADE CNTY IDA
   +@ IDRB (Airbus Service Co) Series 1998A
           2.39%, 04/07/05                                    8,480        8,480
  +~@ IDRB (Airis Miami LLC) Series 1999A
           2.28%, 04/07/05                                    3,600        3,600
   +@ IDRB (Arctic Partners) Series 1999
           2.39%, 04/07/05                                    2,280        2,280
   +@ IDRB (Fine Art Lamps) Series 1998
           2.34%, 04/07/05                                    1,600        1,600
   +@ IDRB (Tarmac America) Series 2004
           2.35%, 04/07/05                                    3,200        3,200
   +@ RB (Belen Jesuit Preparatory School) Series 1999
           2.29%, 04/07/05                                    6,665        6,665
   +@ RB (Gulliver Schools) Series 2000
           2.35%, 04/07/05                                    3,800        3,800
      NASSAU CNTY
   +@ Pollution Control Private Activity RB
      (Rayonier) Series 1999
           2.26%, 04/07/05                                    7,665        7,665
      OCALA
 +~@o Utility Systems RB Series 2005B
           2.31%, 04/07/05                                    5,555        5,555
      OCEAN HIGHWAY & PORT AUTH
   +@ RB Series 1990
           2.35%, 04/07/05                                    9,800        9,800
      ORANGE CNTY HEALTH FINANCE AUTH
      Refunding Program RB (Pooled Hospital
      Loan) Series 1985
    +      2.34%, 05/19/05                                   19,800       19,800
    +      2.25%, 05/26/05                                   16,100       16,100
      ORANGE CNTY HFA
   +@ Housing Refunding RB (Highland Pointe
      Apts) Series 1998J
           2.01%, 04/07/05                                    7,455        7,455
   +@ M/F Guaranteed Mortgage Refunding RB (Sundown
      Associates II) Series 1989A
           1.82%, 04/07/05                                    4,600        4,600
   +@ M/F Housing RB (Glenn On Millenia Boulevard)
      Series 2001C
           2.30%, 04/07/05                                    3,355        3,355
   +@ M/F Housing RB (Palm Key Apts) Series 1997C
           2.29%, 04/07/05                                    5,000        5,000
   +@ M/F Housing RB (West Pointe Villas Apts) Series
      2000F
           2.33%, 04/07/05                                    5,750        5,750
   +@ M/F Housing RB (Windsor Pines) Series 2000E
           2.34%, 04/07/05                                    3,200        3,200
   +@ M/F Housing Refunding RB (Andover Place Apts)
      Series 1998F
           2.33%, 04/07/05                                    7,770        7,770
   +@ M/F Housing Refunding RB (Smokewood/Sun Key Apts)
      Series 1992A
           2.30%, 04/07/05                                   15,450       15,450
      ORANGE CNTY IDA
   +@ IDRB (Central Florida Kidney Centers)
      Series 2000
           2.29%, 04/07/05                                    5,000        5,000
   +@ IDRB (Central Florida YMCA) Series 2002A
           2.35%, 04/07/05                                    4,400        4,400
   +@ IDRB (Goodwill Industries of Central Florida)
      Series 1999
           2.29%, 04/07/05                                    6,000        6,000
      ORLANDO UTILITIES COMM
   ~@ Water & Electric RB Series 2002B
           2.30%, 04/07/05                                    4,300        4,300
      PALM BEACH CNTY
   +@ Airport RB (Galaxy Aviation) Series 2000A
           2.34%, 04/07/05                                    6,000        6,000
   +@ IDBR (South Florida Blood Banks Project) Series
      2002
           2.29%, 04/07/05                                    8,075        8,075
   +@ IDRB (Palm Beach Day School) Series 1999
           2.29%, 04/07/05                                    7,000        7,000
   +@ RB (Benjamin Private School) Series 2003
           2.30%, 04/07/05                                    4,500        4,500
   +@ RB (Comprehensive Alcoholism Rehabilitation
      Programs) Series 2000
           2.29%, 04/07/05                                    5,100        5,100
   +@ RB (Norton Gallery & School of Art) Series 1995
           2.30%, 04/07/05                                    2,500        2,500
   +@ RB (Zoological Society of the Palm Beaches) Series
      2001
           2.35%, 04/07/05                                    5,500        5,500
      PALM BEACH CNTY EDUCATIONAL FACILITIES AUTH
   +@ Educational Facilities RB (Lynn Univ)
      Series 2001
           2.30%, 04/07/05                                    3,300        3,300
      PALM BEACH CNTY HFA
   +@ M/F Housing RB (Azalea Place Apts)
      Series 1999A
           2.36%, 04/07/05                                    3,000        3,000
   +@ M/F Housing Refunding RB (Emerald Bay Club Apts)
      Series 2004
           2.31%, 04/07/05                                    6,500        6,500

SCHWAB FLORIDA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
   +@ M/F Housing Refunding RB (Spinnaker Landing Apts)
      Series 1998
           2.35%, 04/07/05                                    2,745        2,745
      PASCO CNTY SD
  +~@ COP Series 1996
           2.28%, 04/07/05                                    2,000        2,000
      PINELLAS CNTY EDUCATIONAL FACILITIES AUTH
   +@ Refunding RB (Canterbury School of
      Florida) Series 2004
           2.29%, 04/07/05                                    4,645        4,645
      PINELLAS CNTY HFA
  ~@o S/F Housing RB Series 1999B-1
           2.36%, 04/07/05                                    1,755        1,755
      PINELLAS CNTY IDA
   +@ IDRB (H & S Swansons Tool Co) Series 2001
           2.34%, 04/07/05                                    3,275        3,275
   +@ IDRB (Restorative Care of America) Series 2001
           2.44%, 04/07/05                                    1,630        1,630
      POLK CNTY IDA
   +@ IDRB (Lifepath Hospice & Palliative
      Care) Series 2004
           2.29%, 04/07/05                                    6,600        6,600
   +@ IDRB (Pavermodule) Series 1998
           2.34%, 04/07/05                                    3,010        3,010
      POLK CNTY UTILITY SYSTEM
 +~@o Utility System RB Series 2004A
           2.31%, 04/07/05                                    3,495        3,495
      PORT ST. LUCIE
  +~@ Utility System Refunding RB Series 2004A
           2.30%, 04/07/05                                    5,000        5,000
      SARASOTA CNTY
   +@ RB (Sarasota Family YMCA) Series 1999
           2.29%, 04/07/05                                    2,470        2,470
      SEMINOLE CNTY IDA
   +@ IDRB (Amrhein Family Limited
      Partnership) Series 2001
           2.34%, 04/07/05                                    4,275        4,275
      SEMINOLE CNTY SD
      TAN Series 2004
           2.01%, 08/24/05                                   24,250       24,342
      SOUTHEAST VOLUSIA HOSPITAL DISTRICT
   +@ RB (Bert Fish Medical Center) Series 1995
           2.37%, 04/07/05                                   11,050       11,050
      ST. PETERSBURG
   +@ Capital Improvement RB (Airport & Golf
      Course) Series 1997B
           2.28%, 04/07/05                                    1,830        1,830
   +@ Capital Improvement RB (Airport) Series 1997C
           2.34%, 04/07/05                                      335          335
      SUMTER CNTY IDA
   +@ IDRB (Robbins Mfg Co) Series 1997
           2.39%, 04/07/05                                    1,300        1,300
      SUNSHINE STATE GOVERNMENT FINANCING COMM
   +~ CP Revenue Notes (Miami-Dade Cnty
      Program) Series G
           2.05%, 05/05/05                                    4,539        4,539
      TAMPA
   +@ Educational Facilities RB (Pepin Academy
      of Tampa) Series 2002
           2.33%, 04/07/05                                    3,875        3,875
   +@ Health Care Facilities RB (Lifelink Foundation)
      Series 1997
           2.29%, 04/07/05                                    4,800        4,800
   +@ RB (Tampa Preparatory School) Series 2000
           2.30%, 04/07/05                                    6,500        6,500
      TAMPA BAY WATER AUTH
 +~@o Utility System Refunding & Improvement
      RB Series 2001A
           2.36%, 04/07/05                                    5,200        5,200
      WEST ORANGE HEALTHCARE DISTRICT
   +@ RB Series 1999B
           2.25%, 04/07/05                                    2,900        2,900
                                                                     -----------
                                                                       1,056,495
      HAWAII  0.5%

      HAWAII
    + Airports System Refunding RB Series 2001
           1.68%, 07/01/05                                    6,000        6,057

      ILLINOIS  0.7%

      CHICAGO
 +~@o O'Hare International Airport General Airport Third
      Lien RB Series 2003B-2
           2.35%, 04/07/05                                    8,595        8,595

      INDIANA  0.4%

      INDIANA HFA
  ~@o S/F Mortgage RB Series 2002B
           2.40%, 04/07/05                                    4,455        4,455

      KENTUCKY  1.0%

      KENTUCKY HOUSING CORP.
  ~@o Housing RB Series 1998B
           1.62%, 07/21/05                                   11,995       11,995

      MASSACHUSETTS  2.1%

      ARLINGTON
      School BAN
           1.53%, 07/21/05                                    8,000        8,035
      EVERETT
      BAN
           1.82%, 09/09/05                                    7,875        7,915
      RALPH C. MAHAR REGIONAL SD
      BAN
           1.69%, 07/14/05                                    9,700        9,736
                                                                     -----------
                                                                          25,686
      MICHIGAN  1.8%

      WAYNE CNTY
  +~@ Airport RB (Detroit Metropolitan Wayne
      Cnty Airport) Series 2002A
           2.33%, 04/07/05                                      450          450
  +~@ Airport Refunding RB (Detroit Metropolitan Wayne
      County Airport) Series 1996B
           2.33%, 04/07/05                                   20,950       20,950
                                                                     -----------
                                                                          21,400

SCHWAB FLORIDA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      OREGON  0.0%

      PORTLAND
      TAN (Fire & Police Disability & Retirement Fund)
      Series 2004
           1.60%, 06/29/05                                       60           60

      TEXAS  1.4%

      DALLAS FORT WORTH INTERNATIONAL AIRPORT
 +~@o Joint Improvement & Refunding RB Series
      2001A
           2.35%, 04/07/05                                    7,495        7,495
 +~@o Joint RB Series 2003A
           2.36%, 04/07/05                                    3,000        3,000
      HOCKLEY INDUSTRIAL DEVELOPMENT CORP.
    @ Pollution Control RB (AMOCO) Series 1983
           2.10%, 09/01/05                                    7,225        7,225
                                                                     -----------
                                                                          17,720
      WISCONSIN  0.4%

      NEW BERLIN SD
      Note Anticipation Notes
          1.95%, 04/15/05                                     5,000        5,001

END OF INVESTMENTS.

At 03/31/05, the tax basis cost of the fund's investments was $1,220,229.

THE CHARLES SCHWAB FAMILY OF FUNDS

SCHWAB MONEY MARKET FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2005, unaudited

The following are the portfolio holdings at 03/31/05. For more information about the securities, please refer to the fund's semi-annual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities.

* Asset-backed security

+ Credit-enhanced security

o Restricted and/or illiquid security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                             COST         VALUE
HOLDINGS BY CATEGORY                                      ($X1,000)     ($X1,000)
---------------------------------------------------------------------------------
 67.8%  FIXED-RATE OBLIGATIONS                          29,363,045    29,363,045
  0.7%  U.S. GOVERNMENT SECURITIES                         295,000       295,000
 18.3%  VARIABLE-RATE OBLIGATIONS                        7,958,949     7,958,949
 13.4%  OTHER INVESTMENTS                                5,803,030     5,803,030
---------------------------------------------------------------------------------
100.2%  TOTAL INVESTMENTS                               43,420,024    43,420,024
 (0.2)% OTHER ASSETS AND LIABILITIES                                     (98,263)
---------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    43,321,762

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      FIXED-RATE OBLIGATIONS  67.8% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS  35.5%
      --------------------------------------------------------------------------
      AB SPINTAB
           2.95%, 08/08/05                               137,000         135,573
      ALLIANCE & LEICESTER, PLC, SECTION 4(2) / 144A
           2.80%, 06/10/05                                94,000          93,494
           3.15%, 09/08/05                                70,000          69,036
           3.20%, 09/12/05                                40,000          39,426
    + ALLIED IRISH BANKS NORTH AMERICA
           2.97%, 05/31/05                                21,000          20,897
    * AMSTEL FUNDING CORP., SECTION 4(2) / 144A
           2.97%, 05/31/05                               184,000         183,098
           2.95%, 08/10/05                                32,096          31,756
   *+ AMSTERDAM FUNDING CORP., SECTION 4(2) / 144A
           2.65%, 04/12/05                               175,000         174,859
           2.71%, 04/13/05                                25,000          24,978
           2.64%, 04/20/05                                36,200          36,150
           2.79%, 04/26/05                                40,000          39,923
   *+ AQUINAS FUNDING, L.L.C., SECTION 4(2) / 144A
           2.42%, 04/05/05                                11,000          10,997
           2.18%, 04/14/05                                46,000          45,964
           2.51%, 05/17/05                                29,000          28,908
           2.73%, 06/20/05                                26,000          25,844
           2.78%, 06/20/05                                47,000          46,714
           3.02%, 06/21/05                                10,000           9,933
           3.15%, 09/02/05                                45,000          44,403
   *+ ASAP FUNDING LTD., SECTION 4(2) / 144A
           2.69%, 04/05/05                               114,000         113,966
           2.69%, 04/20/05                                26,000          25,963
           2.82%, 04/26/05                                10,000           9,980
           2.83%, 04/26/05                                85,000          84,834
           2.84%, 05/04/05                                55,000          54,857
           2.98%, 06/01/05                                51,000          50,744
   *+ ATLANTIC ASSET SECURITIZATION CORP., SECTION 4(2)
      / 144A
           2.67%, 04/01/05                                39,659          39,659
    * ATLANTIS ONE FUNDING CORP., SECTION 4(2) / 144A
           2.20%, 04/08/05                                40,000          39,983
           2.77%, 04/19/05                               100,282         100,144
           2.77%, 04/21/05                                91,298          91,158
           2.84%, 07/14/05                               279,000         276,743
           2.87%, 07/20/05                               146,470         145,203
           2.87%, 07/21/05                                60,882          60,351
           2.87%, 07/22/05                                50,000          49,560
           3.15%, 09/15/05                               196,012         193,193
           3.25%, 09/20/05                               120,000         118,165
      BANK OF AMERICA CORP.
           2.59%, 04/04/05                               280,000         279,940
           2.63%, 04/12/05                               255,000         254,796
           2.78%, 04/25/05                                27,200          27,150
      BEAR STEARNS COMPANIES, INC.
           2.74%, 04/22/05                               160,000         159,745
           3.03%, 06/21/05                                97,000          96,343
   *+ BETA FINANCE, INC., SECTION 3C7 / 144A
           2.17%, 04/13/05                                55,000          54,961
           2.63%, 04/19/05                                31,000          30,960
           2.72%, 04/21/05                                36,000          35,946
           2.83%, 05/16/05                                49,000          48,828
           2.90%, 06/06/05                                86,000          85,546
    * CC (USA), INC., SECTION 3C7 / 144A
           2.63%, 04/18/05                                64,032          63,953
           2.65%, 04/22/05                                12,500          12,481
           2.68%, 04/27/05                                12,150          12,127
           2.90%, 06/06/05                               102,500         101,959
           2.78%, 07/07/05                                15,000          14,889
   *+ CHARIOT FUNDING, L.L.C., SECTION 4(2) / 144A
           2.67%, 04/01/05                                23,719          23,719
           2.67%, 04/05/05                                21,273          21,267
      CITICORP
           2.78%, 04/25/05                                75,000          74,862
           2.78%, 04/26/05                               275,000         274,471
      CITIGROUP GLOBAL MARKETS HOLDINGS, INC.
           2.63%, 04/20/05                               182,000         181,748
           2.63%, 04/21/05                               260,000         259,622
           2.78%, 04/28/05                                60,000          59,875
           2.66%, 05/02/05                               280,000         279,363

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
           2.66%, 05/03/05                               100,000          99,765
   *+ CLIPPER RECEIVABLES CO.,
      SECTION 4(2) / 144A
           2.68%, 04/05/05                               161,330         161,282
   *+ CONCORD MINUTEMEN CAPITAL CO.,
      SECTION 3C7 / 144A
           2.51%, 05/10/05                                98,000          97,737
           2.80%, 05/17/05                                50,000          49,822
           2.84%, 05/24/05                                50,000          49,792
           2.81%, 07/06/05                                30,000          29,778
           2.83%, 07/06/05                                69,000          68,487
           2.96%, 08/11/05                                50,000          49,465
           3.07%, 08/16/05                               152,252         150,499
           3.01%, 08/18/05                                69,000          68,211
   *+ CROWN POINT CAPITAL CO., L.L.C.,
      SECTION 4(2) / 144A
           2.63%, 04/01/05                                69,616          69,616
           2.69%, 04/05/05                               100,220         100,190
           2.63%, 04/18/05                                71,974          71,885
           2.64%, 04/18/05                               117,427         117,282
           2.29%, 04/20/05                                68,500          68,418
           2.48%, 04/20/05                                32,000          31,959
           2.95%, 08/08/05                                99,000          97,969
    * DAKOTA CP NOTES OF CITIBANK CREDIT CARD
      ISSUANCE TRUST, SECTION 4(2) / 144A
           2.61%, 04/05/05                                10,000           9,997
           2.63%, 04/06/05                               287,000         286,896
           2.64%, 04/06/05                               120,000         119,956
           2.73%, 04/13/05                                19,000          18,983
           2.66%, 04/19/05                               119,000         118,842
           2.82%, 04/20/05                                76,000          75,887
           2.82%, 04/22/05                                30,000          29,951
           2.81%, 04/25/05                               158,000         157,705
           2.82%, 04/26/05                                50,000          49,902
           2.76%, 05/05/05                                30,000          29,922
    * DORADA FINANCE, INC., SECTION 3C7 / 144A
           2.68%, 04/27/05                                 8,000           7,985
           2.92%, 06/09/05                                10,000           9,944
           2.78%, 07/07/05                                50,000          49,631
           2.82%, 07/15/05                                20,000          19,838
   *+ EDISON ASSET SECURITIZATION CORP., L.L.C.,
      SECTION 4(2) / 144A
           2.60%, 04/01/05                                75,000          75,000
           2.68%, 04/22/05                                90,000          89,860
   *+ EIFFEL FUNDING, L.L.C., SECTION 4(2) / 144A
           2.67%, 04/13/05                                23,000          22,980
           2.78%, 04/18/05                                25,000          24,967
           2.77%, 04/21/05                                25,000          24,962
           2.68%, 04/22/05                                45,000          44,930
           2.66%, 04/25/05                               164,000         163,711
           2.82%, 04/26/05                                25,000          24,951
           2.95%, 05/23/05                                22,000          21,907
           2.95%, 05/24/05                                20,000          19,913
   *+ FAIRWAY FINANCE CO., L.L.C.,
      SECTION 4(2) / 144A
           2.62%, 04/06/05                                60,250          60,228
           2.17%, 04/07/05                                11,000          10,996
           2.96%, 07/28/05                                11,153          11,046
    * GALAXY FUNDING, INC., SECTION 4(2) / 144A
           2.61%, 04/07/05                                46,600          46,579
           2.62%, 04/08/05                                40,000          39,980
           2.73%, 04/11/05                                55,000          54,958
           2.64%, 04/19/05                                50,000          49,934
           3.01%, 06/21/05                                34,000          33,771
      GENERAL ELECTRIC CAPITAL SERVICES
           2.68%, 04/21/05                               194,000         193,712
      GENERAL ELECTRIC CAPITAL CORP.
           2.68%, 04/21/05                                30,000          29,956
           2.64%, 04/22/05                               274,000         273,581
           2.78%, 04/28/05                               230,000         229,522
           2.78%, 04/29/05                               235,000         234,494
           3.02%, 06/23/05                               249,000         247,278
           2.86%, 07/20/05                               371,000         367,803
    * GIRO FUNDING U. S. CORP., SECTION 4(2) / 144A
           2.73%, 04/12/05                                30,000          29,975
           2.64%, 04/15/05                                43,966          43,921
           2.79%, 04/27/05                                75,000          74,849
           2.80%, 04/29/05                                50,000          49,891
           2.83%, 04/29/05                               100,000          99,781
           2.95%, 05/26/05                                45,000          44,798
   *+ GRAMPIAN FUNDING, L.L.C., SECTION 4(2) / 144A
           2.20%, 04/19/05                               113,000         112,877
   *+ GREYHAWK FUNDING, L.L.C., SECTION 4(2) / 144A
           2.26%, 04/26/05                                 7,000           6,989
      HSBC U.S.A., INC.
           2.29%, 05/06/05                                55,000          54,879
    + ING (U.S.) FUNDING, L.L.C.
           2.66%, 04/01/05                                35,000          35,000
      IRISH LIFE & PERMANENT, PLC,
      SECTION 4(2) / 144A
           2.29%, 05/02/05                                55,000          54,893
           2.48%, 05/17/05                               100,000          99,687
           2.48%, 05/18/05                                20,000          19,936
    + IXIS COMMERCIAL PAPER CORP.,
      SECTION 4(2) / 144A
           2.99%, 06/22/05                                64,000          63,567
   *+ JUPITER SECURITIZATION CORP.,
      SECTION 4(2) / 144A
           2.80%, 04/05/05                                12,766          12,762
    * K2 (USA), L.L.C., SECTION 3C7 / 144A
           2.70%, 04/25/05                               121,000         120,784
           2.80%, 05/09/05                                 7,300           7,279
           2.71%, 05/31/05                                 4,800           4,779
           2.84%, 07/15/05                                21,800          21,622
           3.07%, 08/25/05                                98,700          97,489
           3.15%, 09/09/05                                38,200          37,670
           3.25%, 09/19/05                                14,000          13,787
           3.35%, 10/03/05                               100,000          98,309
    + KBC FINANCIAL PRODUCTS INTERNATIONAL, LTD.,
      SECTION 4(2) / 144A
           2.16%, 04/01/05                                50,000          50,000
           2.60%, 06/06/05                               123,000         122,420
   *+ KITTY HAWK FUNDING CORP., SECTION 4(2) / 144A
           3.25%, 09/20/05                                15,000          14,771
   *+ LEXINGTON PARKER CAPITAL CO., L.L.C.,
      SECTION 4(2)
      / 144A
           2.48%, 05/13/05                                62,000          61,823
           2.92%, 06/01/05                                71,492          71,141
           2.86%, 07/18/05                                14,000          13,882
           2.88%, 07/25/05                                45,000          44,592
           3.07%, 08/16/05                               100,000          98,849
           3.07%, 08/23/05                                10,000           9,879

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
           3.15%, 09/01/05                               225,000         222,036
    * MANE FUNDING CORP., SECTION 4(2) / 144A
           2.67%, 04/26/05                                40,217          40,143
           2.98%, 06/16/05                                75,000          74,531
           3.01%, 06/21/05                                50,000          49,664
      MORGAN STANLEY
           2.73%, 04/20/05                               155,000         154,777
           2.78%, 04/27/05                               190,000         189,620
           2.78%, 04/28/05                               195,000         194,595
    * NEWCASTLE CERTIFICATES PROGRAM,
      SECTION 4(2) / 144A
           2.67%, 04/19/05                                50,000          49,934
           2.73%, 04/19/05                               121,000         120,835
           2.98%, 06/16/05                               129,000         128,194
   *+ NIEUW AMSTERDAM RECEIVABLES CORP.,
      SECTION 4(2) / 144A
           2.64%, 04/05/05                                29,424          29,415
           2.69%, 04/11/05                                72,467          72,413
           2.67%, 04/13/05                                13,789          13,777
           2.66%, 04/19/05                                70,167          70,074
           2.89%, 07/13/05                                13,000          12,894
           2.93%, 07/28/05                                30,449          30,161
           2.96%, 08/08/05                                10,000           9,895
    + NORDEA NORTH AMERICA, INC.
           3.04%, 06/22/05                                10,000           9,931
   *+ OLD LINE FUNDING, L.L.C., SECTION 4(2) / 144A
           2.71%, 04/12/05                                22,148          22,130
           2.72%, 04/19/05                                17,688          17,664
           2.72%, 04/20/05                                10,000           9,986
           2.79%, 04/26/05                                28,662          28,607
    * PARK GRANADA, L.L.C., SECTION 4(2) / 144A
           2.83%, 05/03/05                               157,000         156,606
   *+ PREFERRED RECEIVABLES FUNDING CORP.,
      SECTION 4(2) / 144A
           2.73%, 04/12/05                                23,954          23,934
    + SANTANDER CENTRAL HISPANO FINANCE (DELAWARE),
      INC.
           2.12%, 04/05/05                                88,000          87,979
           2.81%, 07/13/05                               210,000         208,333
   *+ SCALDIS CAPITAL LTD., SECTION 4(2) / 144A
           2.71%, 04/07/05                                50,000          49,978
           2.86%, 07/15/05                                82,249          81,573
           3.33%, 09/19/05                               111,547         109,812
           3.33%, 09/27/05                                21,000          20,658
   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
           2.63%, 04/07/05                                34,000          33,985
           2.80%, 05/23/05                                87,000          86,651
           2.69%, 06/15/05                                45,000          44,752
           3.01%, 06/24/05                                32,000          31,778
           2.81%, 07/01/05                                27,000          26,811
           3.15%, 09/02/05                                45,000          44,403
      SKANDINAVISKA ENSKILDA BANKEN AB
           2.63%, 04/15/05                                50,000          49,949
           2.81%, 07/12/05                                70,000          69,451
           3.25%, 09/16/05                                55,000          54,179
      SOCIETE GENERALE
           2.73%, 07/06/05                               150,000         148,924
    + SVENSKA HANDELSBANKEN, INC.
           2.67%, 04/25/05                               170,000         169,699
   *+ THUNDER BAY FUNDING, L.L.C.,
      SECTION 4(2) / 144A
           2.21%, 04/11/05                                40,497          40,472
           2.72%, 04/20/05                                15,173          15,151
           2.66%, 04/21/05                                82,000          81,880
           2.68%, 04/21/05                                15,000          14,978
   *+ TRIPLE-A ONE FUNDING CORP.,
      SECTION 4(2) / 144A
           2.65%, 04/04/05                                30,643          30,636
    * WHITE PINE FINANCE, L.L.C., SECTION 3C7 / 144A
           2.18%, 04/11/05                                35,000          34,979
           2.22%, 04/27/05                                40,301          40,237
           2.62%, 05/04/05                                14,522          14,487
           2.54%, 05/23/05                                28,000          27,898
           2.60%, 05/25/05                                29,879          29,764
           2.60%, 06/02/05                                40,736          40,556
           2.61%, 06/06/05                                19,256          19,165
           2.73%, 06/06/05                                13,000          12,936
           2.92%, 07/07/05                                10,381          10,300
   *+ WINDMILL FUNDING CORP., SECTION 4(2) / 144A
           2.65%, 04/07/05                                60,000          59,974
           2.68%, 04/08/05                                16,872          16,863
           2.71%, 04/12/05                                19,000          18,984
           2.65%, 04/22/05                                35,000          34,946
           2.79%, 04/28/05                                32,000          31,933
   *+ YORKTOWN CAPITAL, L.L.C., SECTION 4(2) / 144A
           2.77%, 04/01/05                               300,000         300,000
           2.80%, 04/08/05                                 9,817           9,812
                                                                     -----------
                                                                      15,365,185
      CERTIFICATES OF DEPOSIT  29.8%
      --------------------------------------------------------------------------
    + ABBEY NATIONAL TREASURY SERVICES, PLC
           2.70%, 04/15/05                               150,000         150,000
      ABN-AMRO BANK, N.V.
           2.63%, 04/20/05                               173,000         173,000
      ALLIANCE & LEICESTER, PLC
           3.32%, 10/18/05                                55,000          54,899
      AMERICAN EXPRESS CENTURION BANK
           2.65%, 04/01/05                               100,000         100,000
           2.63%, 04/05/05                                25,000          25,000
      BANCO BILBAO VIZCAYA ARGENTARIA S.A.
           2.66%, 04/06/05                               300,000         300,000
           2.68%, 04/11/05                               120,000         120,000
           2.96%, 06/01/05                                10,000          10,000
           2.77%, 07/06/05                               220,000         220,000
      BANK OF MONTREAL
           2.70%, 04/15/05                                25,000          25,000
      BANK OF NOVA SCOTIA
           2.66%, 04/07/05                               500,000         500,000
      BANK OF THE WEST
           2.66%, 04/05/05                                75,000          75,000
           2.70%, 04/11/05                                94,000          94,000
           3.33%, 09/27/05                                46,000          46,000
      BANK OF TOKYO-MITSUBISHI, LTD.
           2.80%, 04/28/05                               175,000         175,000
      BARCLAYS BANK, PLC
           2.70%, 04/12/05                               243,000         243,000
      BAYERISCHE LANDESBANK GIROZENTRALE
           1.50%, 05/06/05                               250,000         249,996
           1.71%, 05/23/05                                68,000          67,999
      BNP PARIBAS
           2.71%, 06/29/05                                72,000          72,000
      CALYON
           2.61%, 04/08/05                                97,000          97,000

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      CANADIAN IMPERIAL BANK OF COMMERCE
           2.61%, 04/08/05                                44,000          44,000
           2.72%, 07/05/05                               338,000         338,000
      CREDIT SUISSE FIRST BOSTON
           2.62%, 04/01/05                                10,000          10,000
           2.65%, 04/19/05                                90,000          90,000
           2.66%, 04/22/05                                99,000          99,000
           2.95%, 05/31/05                               537,000         537,000
      DEPFA BANK, PLC
           2.77%, 07/05/05                                20,000          20,000
           3.11%, 09/01/05                                80,000          80,000
      DEUTSCHE BANK, AG
           2.67%, 04/07/05                               100,000         100,000
           2.66%, 04/08/05                               100,000         100,000
           2.78%, 04/27/05                               540,000         540,000
           2.75%, 05/19/05                               620,000         620,000
           1.60%, 05/20/05                               200,000         200,000
      DEXIA BANK BELGIUM
           1.50%, 05/04/05                               120,000         119,998
      DEXIA CREDIT LOCAL
           2.71%, 04/25/05                                80,000          80,000
           2.71%, 04/26/05                               198,000         198,000
    + HBOS TREASURY SERVICES, PLC
           2.91%, 06/13/05                                70,000          70,001
           2.73%, 06/29/05                               195,000         195,000
      HSBC BANK PLC
           3.03%, 08/22/05                               260,000         260,000
      HSH NORDBANK, AG
           1.51%, 04/18/05                                16,000          16,000
           1.61%, 05/20/05                                99,000          98,997
      ING BANK, N.V.
           2.78%, 04/29/05                               375,000         375,000
      LANDESBANK HESSEN-THURINGEN GIROZENTRALE
           3.15%, 09/12/05                               200,000         200,004
      LLOYDS TSB BANK, PLC
           2.71%, 04/13/05                               343,000         343,001
           2.71%, 04/14/05                               400,000         400,001
      MIZUHO CORPORATE BANK LTD.
           2.97%, 05/27/05                               170,000         170,000
      NORDDEUTSCHE LANDESBANK GIROZENTRALE
           2.63%, 04/14/05                                45,000          45,000
           1.51%, 05/13/05                               150,000         149,997
           1.63%, 05/16/05                                33,000          32,999
           1.60%, 05/20/05                                33,000          33,000
      RABOBANK NEDERLAND
           2.81%, 05/03/05                               167,000         167,000
      ROYAL BANK OF CANADA
           2.70%, 04/14/05                               234,000         234,000
           2.70%, 04/15/05                               350,000         350,000
           2.82%, 05/06/05                                60,000          60,000
      ROYAL BANK OF SCOTLAND, PLC
           1.75%, 05/27/05                               246,000         245,994
           2.17%, 07/01/05                               145,000         144,991
      SOCIETE GENERALE
           3.23%, 09/23/05                               200,000         200,000
      SVENSKA HANDELSBANKEN AB
           2.63%, 04/05/05                                50,000          50,000
           2.62%, 04/13/05                               215,000         215,000
      TORONTO DOMINION BANK
           2.66%, 04/08/05                                79,000          79,000
           2.30%, 05/12/05                                15,000          15,000
      U.S. BANK, N.A.
           2.68%, 04/07/05                                10,000          10,000
           2.83%, 05/06/05                               110,000         110,000
           2.86%, 08/03/05                               150,000         150,000
           3.20%, 09/15/05                                20,000          20,000
           3.34%, 10/03/05                               304,000         304,000
      UBS, AG
           2.61%, 04/01/05                                10,000          10,000
           1.40%, 04/04/05                               100,000         100,000
           2.63%, 04/04/05                               210,000         210,000
           2.66%, 04/08/05                               325,000         325,000
           1.86%, 06/07/05                               150,000         149,995
      UNICREDITO ITALIANO SPA
           2.70%, 06/24/05                               280,000         280,000
      WASHINGTON MUTUAL BANK, FA
           2.67%, 04/05/05                                75,000          74,999
           2.72%, 04/15/05                               103,000         102,997
           2.80%, 04/29/05                                20,000          20,000
           3.27%, 09/26/05                               145,000         145,000
      WELLS FARGO BANK, N.A.
           2.83%, 05/09/05                               350,000         349,996
           2.83%, 05/10/05                               400,000         399,996
      WILMINGTON TRUST CO.
           2.81%, 07/05/05                                42,000          42,000
                                                                     -----------
                                                                      12,927,860
      BANK NOTES  2.0%
      --------------------------------------------------------------------------
      BANK OF AMERICA, N.A.
           2.98%, 08/19/05                               300,000         300,000
           2.98%, 08/23/05                               310,000         310,000
      LASALLE NATIONAL BANK, N.A.
           2.69%, 04/11/05                               120,000         120,000
      STANDARD FEDERAL BANK, N.A.
           2.63%, 04/11/05                                90,000          90,000
           2.67%, 04/13/05                                50,000          50,000
                                                                     -----------
                                                                         870,000
      PROMISSORY NOTES  0.5%
      --------------------------------------------------------------------------
    o THE GOLDMAN SACHS GROUP, INC.
           2.80%, 06/30/05                               110,000         110,000
           2.85%, 07/06/05                                50,000          50,000
           2.93%, 07/15/05                                40,000          40,000
                                                                     -----------
                                                                         200,000

      U.S. GOVERNMENT SECURITIES  0.7% of net assets

      FANNIE MAE
           1.35%, 04/28/05                                70,000          70,000
           1.50%, 05/09/05                               125,000         125,000
           1.61%, 05/13/05                               100,000         100,000
                                                                     -----------
                                                                         295,000

      VARIABLE-RATE OBLIGATIONS 18.3% of net assets

    + ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPS.,
      CALIFORNIA
      RB (Public Pole Institute) Series 2002B
           2.91%, 04/07/05                                17,830          17,830

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
    + ABBEY NATIONAL TREASURY SERVICES, PLC
           2.78%, 04/26/05                                20,000          19,999
    + ALBUQUERQUE, NEW MEXICO AIRPORT
      RB Series 2000B
           2.91%, 04/06/05                                16,200          16,200
      BANK OF NEW YORK CO., INC., 144A
           2.87%, 04/27/05                                75,000          75,000
      BARCLAYS BANK, PLC
           2.73%, 04/15/05                               585,000         584,950
           2.74%, 04/18/05                                45,000          44,979
           2.78%, 04/25/05                                50,000          49,998
           2.78%, 04/29/05                               320,000         319,939
   *+ BETA FINANCE, INC., SECTION 3C7 / 144A
           2.75%, 04/14/05                               200,000         199,968
      BNP PARIBAS
           2.77%, 04/22/05                               400,000         399,958
    + BROOKS COUNTY, GEORGIA DEVELOPMENT AUTHORITY
      RB (Langboard, Inc. Project)
           2.86%, 04/07/05                                 8,400           8,400
      CANADIAN IMPERIAL BANK OF COMMERCE
           2.87%, 04/15/05                               100,000         100,000
    + CFM INTERNATIONAL, INC., 144A
           2.85%, 04/07/05                                20,000          20,000
      CHASE MANHATTAN BANK  (USA)
           2.72%, 04/11/05                               150,000         150,000
    + COOK COUNTY, ILL.
      Series 2004D
           2.88%, 04/07/05                                30,000          30,000
    * DORADA FINANCE, INC., SECTION 3C7 / 144A
           2.79%, 03/31/05                                47,000          46,999
           2.75%, 04/14/05                               100,000          99,984
      FANNIE MAE
           2.42%, 04/04/05                               195,000         194,936
           2.73%, 04/29/05                               280,000         279,945
      FEDERAL HOME LOAN BANK
           2.64%, 04/05/05                               250,000         249,936
    o GE LIFE & ANNUITY ASSURANCE CO.
           2.77%, 04/01/05                                50,000          50,000
           2.79%, 04/01/05                               150,000         150,000
      GENERAL ELECTRIC CAPITAL CORP.
           2.86%, 04/11/05                               175,000         175,000
           2.93%, 04/18/05                                75,000          75,000
    + HBOS TREASURY SERVICE, PLC
           2.68%, 04/04/05                                26,000          26,000
           2.81%, 04/26/05                               160,000         160,000
      HSH NORDBANK, AG
           2.70%, 04/11/05                                80,000          79,989
    o J.P. MORGAN SECURITIES, INC.
           2.69%, 04/01/05                               200,000         200,000
      LANDESBANK BADEN-WURTTEMBERG
           2.74%, 04/13/05                                15,000          14,998
           2.79%, 04/22/05                                50,000          49,990
   *+ LEXINGTON PARKER CAPITAL CO. L.L.C.
      SECTION 4(2) / 144A
           2.71%, 04/11/05                                35,000          34,999
    * LIBERTY LIGHTHOUSE U.S. CAPITAL CO.
      L.L.C. 4(2) / 144A
           2.68%, 04/04/05                               100,000          99,988
           2.82%, 04/19/05                                20,000          19,998
           2.82%, 04/25/05                                50,000          50,000
           2.81%, 04/26/05                                75,000          74,994
           2.81%, 04/27/05                                20,000          19,998
   *+ LINKS FINANCE, L.L.C., SECTION 3C7 / 144A
           2.79%, 04/14/05                                27,000          27,000
           2.76%, 04/15/05                                22,000          21,996
           2.80%, 04/20/05                               100,000          99,996
           2.81%, 04/25/05                                80,000          79,995
           2.84%, 04/26/05                                25,000          25,001
    + LOANSTAR ASSETS PARTNERS II, L.P.
           2.85%, 04/07/05                                45,000          45,000
    + LOWNDES CORP., GEORGIA, 144A
      Taxable Demand Bond Series 1997
           2.88%, 04/07/05                                 3,500           3,500
    + MERLOT TRUST SECTION 4(2) / 144A
      Series 2000B
           3.01%, 04/07/05                                32,630          32,630
      Series 2001A67
           3.01%, 04/07/05                                35,065          35,065
      Series 2001A7
           3.01%, 04/07/05                                15,470          15,470
    o METROPOLITAN LIFE INSURANCE CO.
           2.76%, 04/01/05                               100,000         100,000
           2.74%, 04/30/05                                50,000          50,000
    o MONUMENTAL LIFE INSURANCE CO.
           2.86%, 04/01/05                               100,000         100,000
      MORGAN STANLEY
           2.71%, 04/04/05                               240,000         240,000
    + NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
      Adjustable Rate Lease Revenue Taxable Bonds
      (Barnes & Noble, Inc. Distribution & Freight
      Consolidation Center Project) Series 1995A
           2.82%, 04/07/05                                13,310          13,310
      Adjustable Rate Lease Revenue Taxable Bonds
      (Barnes & Noble, Inc. Distribution & Freight
      Consolidation Center Project) Series 1995B
           2.82%, 04/07/05                                10,000          10,000
      Adjustable Rate Lease Revenue Taxable Bonds
      (Camden Center Project) Series 2002A
           2.82%, 04/07/05                                21,480          21,480
      Adjustable Rate Lease Revenue Taxable Bonds
      (Camden Center Project) Series 2002B
           2.82%, 04/07/05                                20,000          20,000
      NORDDEUTSCHE LANDESBANK GIROZENTRALE
           2.73%, 04/12/05                                80,000          79,991
           2.77%, 04/18/05                                50,000          49,995
      ROYAL BANK OF CANADA
           2.78%, 04/11/05                                60,000          60,000
      ROYAL BANK OF SCOTLAND, PLC
           2.73%, 03/31/05                               200,000         199,988
    + SANTA ROSA, CALIFORNIA
      Pension Obligation Revenue Taxable Bonds
      Series 2003A
           2.91%, 04/07/05                                10,000          10,000
    + SE CHRISTIAN CHURCH, JEFFERSON COUNTY,
      KENTUCKY Series 2003
           2.86%, 04/07/05                                 9,800           9,800
   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
           2.76%, 04/15/05                               236,000         235,973
           2.79%, 04/15/05                               110,000         110,010

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
           2.80%, 04/15/05                                65,000          65,003
           2.80%, 04/20/05                                50,000          49,998
           2.80%, 05/02/05                                72,000          71,993
           2.80%, 11/29/05                               109,000         108,980
    + SISTERS OF MERCY OF THE AMERICAS REGIONAL
      COMMUNITY OF OMAHA, NEBRASKA
      Series 2001
           2.86%, 04/07/05                                11,860          11,860
      SOCIETE GENERALE
           2.76%, 04/18/05                                80,000          79,993
    o THE GOLDMAN SACHS GROUP, INC.
           2.76%, 04/04/05                                25,000          25,000
           2.89%, 04/22/05                               185,000         185,000
           2.89%, 04/28/05                               140,000         140,000
    o THE GOLDMAN SACHS GROUP, INC., 144A
           2.81%, 04/11/05                               225,000         225,000
    o TRAVELERS INSURANCE CO.
           2.90%, 04/29/05                               100,000         100,000
      UBS, AG
           2.75%, 04/18/05                               720,000         719,946
      WELLS FARGO & CO., 144A
           2.77%, 04/04/05                                75,000          75,000
           2.78%, 04/15/05                               165,000         165,003
      WESTLB, AG
           2.80%, 04/20/05                                50,000          49,998
                                                                     -----------
                                                                       7,958,949

                                                   MATURITY AMOUNT
      SECURITY                                       ($ x 1,000)
      OTHER INVESTMENTS  13.4% of net assets

      REPURCHASE AGREEMENTS  13.4%
      --------------------------------------------------------------------------
      BANK OF AMERICA SECURITIES L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $923,100
      2.89%, issued 03/31/05,
      due 04/01/05                                       905,073         905,000
      CREDIT SUISSE FIRST BOSTON L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $270,333
      2.89%, issued 03/31/05 ,
      due 04/01/05                                         5,030           5,030
      2.63%, issued 02/08/05,
      due 04/07/05                                       261,102         260,000
      GOLDMAN SACHS GROUP & CO.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $1,020,000
      2.89%, issued 03/31/05,
      due 04/01/05                                     1,000,080       1,000,000
      J.P. MORGAN CHASE & CO.
      Tri-Party Repurchase Agreement
      Collateralized
      by U.S. Government Securities
      with a value of
      $ 561,003
      2.89%, issued 03/31/05,
      due 04/01/05                                       550,044         550,000
      MORGAN STANLEY & CO., INC.
      Tri-Party Repurchase Agreement
      Collateralized
      by U.S. Government Securities
      with a value of
      $ 1,684,727
      2.89%, issued 03/31/05,
      due 04/01/05                                     1,500,120       1,500,000
      2.68%, issued 03/07/05,
      due 04/07/05                                       139,320         139,000
      UBS FINANCIAL SERVICES, INC.
      Tri-Party Repurchase Agreement
      Collateralized
      by U.S. Government Securities
      with a value of $1,472,882
      2.89%, issued 03/31/05,
      due 04/01/05                                       900,072         900,000
      2.60%, issued 02/16/05,
      due 04/04/05                                       139,472         139,000
      2.62%, issued 02/09/05,
      due 04/07/05                                       205,850         205,000
      2.63%, issued 02/08/05,
      due 04/07/05                                       200,847         200,000
                                                                     -----------
                                                                       5,803,030

END OF INVESTMENTS.

At 03/31/05, the tax basis cost of the fund's investments was $43,420,024.

The fund's portfolio holdings include restricted and /or illiquid securities worth $1,525,000 or 3.5% of the fund's total net assets. Also, includes other restricted but deemed liquid securities comprised of 144A, section 4(2) and 3c7 securities, worth $12,346,914, or 28.5% of the fund's total net assets.

At March 31, 2005, portfolio holdings included restricted and/or illiquid securities as follows:

      ISSUER                                                            COST/
      RATE, ACQUISITION DATE,                        FACE AMOUNT        VALUE
      MATURITY DATE                                  ($ x 1,000)     ($ x 1,000)
      GE LIFE & ANNUITY ASSURANCE CO.
           2.77%, 02/01/05, 04/01/05                      50,000          50,000
           2.79%, 05/03/04, 04/30/05                     150,000         150,000
                                                                     -----------
                                                                         200,000

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                                            COST/
      RATE, ACQUISITION DATE,                        FACE AMOUNT        VALUE
      MATURITY DATE                                  ($ x 1,000)     ($ x 1,000)
      J. P. MORGAN SECURITIES, INC.
            2.69%, 12/20/04, 04/01/05                    200,000         200,000
      METROPOLITAN LIFE INSURANCE CO
            2.76%, 02/01/05, 04/01/05                    100,000         100,000
            2.74%, 12/28/00, 04/30/05                     50,000          50,000
                                                                     -----------
                                                                         150,000
      MONUMENTAL LIFE INSURANCE CO.
            2.71%,  06/10/93, 04/01/05                   100,000         100,000
      THE GOLDMAN SACHS GROUP, INC.,
            2.76%, 02/03/05, 04/04/05                     25,000          25,000
            2.89%, 02/22/05, 04/22/05                    185,000         185,000
            2.82%, 02/28/05, 04/28/05                    140,000         140,000
            2.80%, 12/30/04, 06/30/05                    110,000         110,000
            2.85%, 01/06/05, 07/06/05                     50,000          50,000
            2.93%, 01/19/05, 07/15/05                     40,000          40,000
                                                                     -----------
                                                                         550,000
      THE GOLDMAN SACHS GROUP, INC., 144A
            2.81%,  07/07/04, 04/11/05                   225,000         225,000
      TRAVELERS INSURANCE CO.
            2.90%, 10/31/03, 04/29/05                    100,000         100,000

THE CHARLES SCHWAB FAMILY OF FUNDS

SCHWAB GOVERNMENT MONEY FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2005, unaudited

The following are the portfolio holdings at 03/31/05. For more information please refer to the fund's semi-annual or annual shareholder reports.

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                 ($X1,000)         ($X1,000)
--------------------------------------------------------------------------------
 40.0%  U.S. GOVERNMENT SECURITIES                   1,003,697        1,003,697
 22.7%  VARIABLE-RATE OBLIGATIONS                      569,907          569,907
 41.0%  OTHER INVESTMENTS                            1,026,995        1,026,995
--------------------------------------------------------------------------------
103.7%  TOTAL INVESTMENTS                            2,600,599        2,600,599
 (3.7)% OTHER ASSETS AND LIABILITIES                                    (93,368)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    2,507,231

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ x 1,000)     ($ x 1,000)
U.S. GOVERNMENT SECURITIES  40.0% of net assets

COUPON NOTES  2.4%
--------------------------------------------------------------------------------
FANNIE MAE
     1.35%, 04/28/05                                      20,000          20,000
     1.61%, 05/13/05                                      15,000          15,000
FEDERAL HOME LOAN BANK
     1.40%, 04/01/05                                      15,000          15,000
     4.13%, 05/13/05                                      10,000          10,029
                                                                     -----------
                                                                          60,029
DISCOUNT NOTES  37.6%
--------------------------------------------------------------------------------
FANNIE MAE
     2.12%, 04/06/05                                       8,804           8,801
     2.15%, 04/06/05                                      10,000           9,997
     2.13%, 04/13/05                                      15,000          14,989
     2.55%, 04/13/05                                      20,000          19,983
     2.58%, 04/20/05                                      20,000          19,973
     2.25%, 04/27/05                                      15,000          14,976
     2.27%, 04/27/05                                      18,000          17,971
     2.72%, 05/03/05                                      12,100          12,071
     2.53%, 05/11/05                                      15,492          15,449
     2.76%, 05/11/05                                       4,296           4,283
     2.84%, 05/11/05                                       5,600           5,582
     2.85%, 05/18/05                                      14,707          14,653
     2.93%, 06/08/05                                      14,762          14,681
     2.83%, 06/13/05                                      12,827          12,754
     2.92%, 06/15/05                                      20,000          19,879
     2.86%, 06/17/05                                       5,000           4,970
     2.70%, 06/24/05                                      34,400          34,186
     3.03%, 07/01/05                                      30,000          29,772
     3.07%, 07/01/05                                      65,000          64,500
     2.75%, 07/06/05                                      25,000          24,819
     3.02%, 07/06/05                                       3,966           3,934
     3.00%, 07/20/05                                      25,000          24,773
     3.03%, 07/22/05                                       2,000           1,981
     2.84%, 07/27/05                                      20,000          19,818
     2.88%, 08/03/05                                      11,689          11,575
     3.07%, 08/31/05                                      20,000          19,745
FEDERAL HOME LOAN BANK
     2.75%, 05/13/05                                      11,000          10,965
     3.12%, 09/07/05                                      15,470          15,260
FREDDIE MAC
     1.38%, 04/05/05                                      15,000          14,998
     2.15%, 04/19/05                                      15,000          14,984
     2.21%, 04/19/05                                      15,000          14,984
     2.57%, 04/19/05                                      15,000          14,981
     2.75%, 05/10/05                                      20,000          19,941
     2.79%, 05/10/05                                       5,000           4,985
     2.77%, 05/12/05                                       4,804           4,789
     2.42%, 05/17/05                                      40,000          39,878
     2.47%, 05/17/05                                      15,000          14,953
     2.78%, 05/17/05                                      25,595          25,505
     2.53%, 05/24/05                                      13,621          13,571
     2.87%, 05/24/05                                       1,400           1,394
     2.97%, 06/13/05                                       2,850           2,833
     2.66%, 06/14/05                                      13,450          13,377
     2.76%, 06/14/05                                       8,500           8,452
     2.78%, 06/15/05                                      20,000          19,885
     2.83%, 06/15/05                                      21,400          21,275
     2.90%, 06/17/05                                       4,042           4,017
     2.68%, 06/21/05                                      20,000          19,881
     2.94%, 06/21/05                                      20,000          19,869
     2.99%, 06/21/05                                       3,000           2,980
     2.70%, 07/05/05                                      40,000          39,719
     2.71%, 07/05/05                                      20,000          19,859
     2.74%, 07/05/05                                       7,000           6,950
     2.77%, 07/12/05                                      20,000          19,845
     2.79%, 07/12/05                                      45,000          44,649
     3.00%, 07/12/05                                       6,000           5,949
     3.00%, 08/23/05                                      20,000          19,764
     3.02%, 08/23/05                                      11,146          11,013
     3.06%, 08/30/05                                       6,125           6,048
                                                                     -----------
                                                                         943,668
VARIABLE-RATE OBLIGATIONS  22.7% of net assets

COUPON NOTES  22.7%
--------------------------------------------------------------------------------
FANNIE MAE
     2.77%, 04/07/05                                      65,000          64,946
     2.73%, 04/29/05                                      50,000          49,990
     2.62%, 06/06/05                                      30,000          29,990
     2.82%, 06/06/05                                      50,000          49,987
     2.84%, 06/09/05                                      40,000          39,989
FEDERAL HOME LOAN BANK
     2.61%, 04/04/05                                      35,000          34,973
     2.64%, 04/05/05                                      60,000          59,985
     2.72%, 04/18/05                                      50,000          49,992

SCHWAB GOVERNMENT MONEY FUND(TM)

PORTFOLIO HOLDINGS continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ x 1,000)     ($ x 1,000)
     2.76%, 04/26/05                                      40,000          39,997
     2.63%, 05/02/05                                      40,000          39,964
     2.66%, 05/10/05                                      46,000          45,967
FREDDIE MAC
     2.55%, 04/07/05                                      64,125          64,127
                                                                     -----------
                                                                         569,907

                                                      MATURITY AMOUNT
SECURITY                                                ($ x 1,000)
OTHER INVESTMENTS  41.0% of net assets

REPURCHASE AGREEMENTS  41.0%
--------------------------------------------------------------------------------
BANK OF AMERICA SECURITIES L.L.C.
Tri-Party Repurchase Agreement
Collateralized by U.S. Government
Securities with a value of $76,500
2.72%, issued 02/14/05,
due 04/07/05                                              35,138          35,000
2.67%, issued 02/22/05,
due 04/07/05                                              40,131          40,000
BEAR STEARNS & CO., INC
Tri-Party Repurchase Agreement
Collateralized by U.S. Government
Securities with a value of
$248,886
2.89%, issued 03/31/05,
due 04/01/05                                             194,016         194,000
2.64%, issued 02/16/05,
due 04/07/05                                              50,183          50,000
CREDIT SUISSE FIRST BOSTON L.L.C.
Tri-Party Repurchase Agreement
Collateralized by U.S. Government
Securities with a value of
$233,578
2.89%, issued 03/31/05,
due 04/01/05                                             194,011         193,995
2.85%, issued 03/18/05,
due 04/07/05                                              35,055          35,000
GOLDMAN SACHS & CO.
Tri-Party Repurchase Agreement
Collateralized by U.S. Government
Securities with a value of
$228,480
2.89%, issued 03/31/05,
due 04/01/05                                             194,016         194,000
2.65%, issued 03/03/05,
due 04/07/05                                              30,077          30,000
MORGAN STANLEY & CO., INC.
Tri-Party Repurchase Agreement
Collateralized by U.S. Government
Securities with a value of $61,200
2.62%, issued 02/11/05,
due 04/07/05                                              30,120          30,000
2.78%, issued 03/11/05,
due 04/07/05                                              30,063          30,000
UBS FINANCIAL SERVICES, INC.
Tri-Party Repurchase Agreement
Collateralized by U.S. Government
Securities with a value of
$198,917
2.60%, issued 02/01/05,
due 04/04/05                                              40,179          40,000
2.60%, issued 02/02/05,
due 04/05/05                                              30,134          30,000
2.61%, issued 01/25/05,
due 04/07/05                                              30,157          30,000
2.61%, issued 02/08/05,
due 04/07/05                                              40,168          40,000
2.64%, issued 02/15/05,
due 04/07/05                                              25,094          25,000
2.77%, issued 03/15/05,
due 04/07/05                                              30,053          30,000
                                                                     -----------
                                                                       1,026,995


END OF INVESTMENTS.

At 03/31/05, the tax basis cost of the fund's investments was $2,600,599.

THE CHARLES SCHWAB FAMILY OF FUNDS

SCHWAB VALUE ADVANTAGE MONEY FUND(R)

PORTFOLIO HOLDINGS As of March 31, 2005, unaudited

The following is the portfolio holdings at 03/31/05. For more information about the securities, please refer to the fund's semi-annual or annual reports.

We use the symbols below to designate certain characteristics of the securities.

* Asset-backed security

+ Credit-enhanced security

o Restricted and/or illiquid security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                  ($X1,000)       ($X1,000)
-------------------------------------------------------------------------------
  67.3%  FIXED-RATE OBLIGATIONS                       17,431,279     17,431,279
   0.8%  U.S. GOVERNMENT SECURITIES                      200,000        200,000
  19.6%  VARIABLE-RATE OBLIGATIONS                     5,073,677      5,073,677
  12.7%  OTHER INVESTMENTS                             3,302,052      3,302,052
-------------------------------------------------------------------------------
 100.4%  TOTAL INVESTMENTS                            26,007,008     26,007,008
  (0.4)% OTHER ASSETS AND LIABILITIES                                  (111,393)
-------------------------------------------------------------------------------
 100.0%  NET ASSETS                                                  25,895,615

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      FIXED-RATE OBLIGATIONS  67.3% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  34.7%
      --------------------------------------------------------------------------
      AB SPINTAB
           2.95%, 08/08/05                                25,000          24,740
           3.25%, 09/22/05                                50,000          49,227
      ALLIANCE & LEICESTER, PLC, SECTION 4(2) /
      144A
           3.20%, 09/12/05                                50,000          49,282
    + ALLIED IRISH BANKS NORTH AMERICA
           2.97%, 05/31/05                                12,000          11,941
    * AMSTEL FUNDING CORP., SECTION 4(2) / 144A
           2.96%, 05/31/05                                78,000          77,618
           2.95%, 08/10/05                                50,000          49,471
   *+ AMSTERDAM FUNDING CORP., SECTION 4(2) /
      144A
           2.65%, 04/06/05                                50,000          49,982
           2.81%, 04/27/05                                40,000          39,919
   *+ AQUINAS FUNDING, L.L.C., SECTION 4(2) /
      144A
           2.51%, 05/17/05                                44,000          43,861
           2.73%, 06/20/05                                36,301          36,083
           3.02%, 06/21/05                                10,000           9,933
           2.85%, 07/12/05                                35,000          34,721
   *+ ASAP FUNDING LTD., SECTION 4(2) / 144A
           2.69%, 04/05/05                               134,000         133,960
           2.73%, 04/11/05                                12,000          11,991
           2.65%, 04/12/05                                23,000          22,981
           2.82%, 04/26/05                                30,000          29,941
   *+ ATLANTIC ASSET SECURITIZATION CORP.,
      SECTION 4(2) / 144A
           2.80%, 04/05/05                                22,383          22,376
           2.81%, 04/13/05                                 5,131           5,126
           2.81%, 04/15/05                                18,962          18,941
    * ATLANTIS ONE FUNDING CORP., SECTION 4(2) /
      144A
           2.20%, 04/08/05                                74,382          74,350
           2.70%, 04/13/05                                24,183          24,161
           2.49%, 04/20/05                                73,160          73,065
           2.77%, 04/22/05                               132,323         132,110
           2.82%, 07/11/05                                32,990          32,733
           2.87%, 07/20/05                                57,000          56,507
           2.87%, 07/22/05                               101,055         100,165
           2.98%, 08/12/05                               148,000         146,392
           3.25%, 09/20/05                                 8,000           7,878
      BANK OF AMERICA CORP.
           2.63%, 04/11/05                               180,000         179,869
           2.63%, 04/12/05                                65,000          64,948
   *+ BARTON CAPITAL CORP., SECTION 4(2) / 144A
           2.78%, 04/20/05                                80,000          79,883
      BEAR STEARNS COMPANIES, INC.
           2.74%, 04/22/05                               140,000         139,777
    * CC (USA), INC., SECTION 3C7 / 144A
           2.69%, 04/11/05                                 9,700           9,693
           2.17%, 04/13/05                                16,000          15,989
           2.75%, 05/12/05                                22,500          22,430
      CITICORP
           2.81%, 04/26/05                                65,000          64,874
           2.82%, 04/28/05                               192,000         191,595
      CITIGROUP GLOBAL MARKETS HOLDINGS, INC.
           2.63%, 04/20/05                               200,000         199,723
           2.78%, 04/28/05                               180,000         179,626
           2.84%, 05/12/05                               135,000         134,565
   *+ CONCORD MINUTEMEN CAPITAL CO., SECTION 3C7
      / 144A
           2.80%, 05/17/05                                32,238          32,123
           2.84%, 05/24/05                                40,716          40,547
           2.78%, 07/06/05                                36,000          35,737
           2.96%, 08/08/05                                95,000          94,007
           3.01%, 08/18/05                               100,000          98,857
   *+ CONCORD MINUTEMEN CAPITAL CO.,L.L.C.,
      SECTION 3C7 / 144A
           2.80%, 07/06/05                                30,000          29,779
   *+ CROWN POINT CAPITAL CO. L.L.C., SECTION
      4(2) / 144A
           2.63%, 04/18/05                               101,178         101,053
           2.84%, 05/24/05                               100,716         100,298
           3.32%, 09/21/05                                54,000          53,151
    * DAKOTA CP NOTES OF CITIBANK CREDIT CARD
      ISSUANCE TRUST, SECTION 4(2) / 144A
           2.64%, 04/06/05                                32,500          32,488

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
           2.71%, 04/07/05                                68,000          67,969
           2.73%, 04/13/05                               269,000         268,756
           2.66%, 04/19/05                                75,000          74,901
           2.67%, 04/19/05                               136,000         135,819
           2.82%, 04/22/05                               100,000          99,836
           2.82%, 04/26/05                                95,000          94,815
   *+ DELAWARE FUNDING CORP., SECTION 4(2) /
      144A
           2.71%, 04/12/05                                95,247          95,168
    * DORADA FINANCE, INC., SECTION 3C7 / 144A
           2.64%, 04/15/05                                10,000           9,990
   *+ EDISON ASSET SECURITIZATION CORP., L.L.C.,
      SECTION 4(2) / 144A
           2.60%, 04/01/05                                44,000          44,000
           2.68%, 04/22/05                                70,000          69,891
   *+ EIFFEL FUNDING,  L.L.C., SECTION 4(2) /
      144A
           2.72%, 04/12/05                                23,500          23,481
           2.64%, 04/15/05                                21,000          20,979
           2.65%, 04/15/05                                 6,000           5,994
           2.83%, 05/05/05                                25,000          24,933
           2.84%, 05/05/05                                25,000          24,933
   *+ FAIRWAY FINANCE CO., L.L.C., SECTION 4(2)
      / 144A
           2.63%, 04/13/05                                11,000          10,990
   *+ FALCON ASSET SECURITIZATION CORP., SECTION
      4(2) / 144A
           2.69%, 04/07/05                                31,604          31,590
    * GALAXY FUNDING, INC., SECTION 4(2) / 144A
           2.75%, 05/16/05                                19,000          18,935
      GENERAL ELECTRIC CAPITAL CORP.
           2.64%, 04/21/05                               244,000         243,645
           2.68%, 04/21/05                               355,000         354,473
           2.64%, 04/22/05                                26,000          25,960
           2.86%, 07/21/05                               225,000         223,044
    * GIRO FUNDING U. S. CORP., SECTION 4(2) /
      144A
           2.67%, 04/08/05                               100,000          99,948
           2.73%, 04/12/05                                60,000          59,950
           2.82%, 04/29/05                               135,000         134,705
           2.95%, 05/26/05                                27,000          26,879
      HSBC U.S.A., INC.
           2.29%, 05/06/05                                38,000          37,917
      IRISH LIFE & PERMANENT, PLC, SECTION 4(2)
      / 144A
           2.29%, 05/02/05                                40,000          39,922
           2.48%, 05/18/05                                65,000          64,792
    + IXIS COMMERCIAL PAPER CORP., SECTION 4(2)
      / 144A
           2.64%, 04/14/05                               150,000         149,858
   *+ JUPITER SECURITIZATION CORP., SECTION 4(2)
      / 144A
           2.71%, 04/11/05                                15,000          14,989
    * K2 (USA), L.L.C., SECTION 3C7 / 144A
           2.67%, 04/04/05                                11,100          11,098
           2.72%, 04/25/05                                23,000          22,958
           2.58%, 05/31/05                                15,400          15,335
           2.95%, 06/13/05                                 7,400           7,356
           2.92%, 07/07/05                                14,500          14,387
           2.96%, 08/11/05                                38,500          38,088
           2.96%, 08/16/05                                41,000          40,544
           3.07%, 08/25/05                                35,000          34,571
           3.35%, 10/03/05                                70,000          68,817
    + KBC FINANCIAL PRODUCTS INTERNATIONAL,
      LTD., SECTION 4(2) / 144A
           2.16%, 04/01/05                                36,000          36,000
   *+ LEXINGTON PARKER CAPITAL CO., L.L.C.,
      SECTION 4(2) / 144A
           2.71%, 04/06/05                                12,654          12,649
           2.71%, 04/07/05                                21,349          21,339
           2.96%, 08/08/05                                67,000          66,299
           2.98%, 08/08/05                                24,509          24,251
           3.15%, 09/01/05                               210,000         207,233
   *+ LINKS FINANCE,  L.L.C., SECTION 3C7 / 144A
           2.80%, 05/12/05                                11,000          10,965
    * MANE FUNDING CORP., SECTION 4(2) / 144A
           2.63%, 04/18/05                                25,800          25,768
           2.80%, 05/18/05                                41,318          41,168
      MORGAN STANLEY
           2.81%, 04/26/05                                65,000          64,874
    * NEWCASTLE CERTIFICATES PROGRAM, SECTION
      4(2) / 144A
           2.74%, 04/11/05                                57,000          56,957
           2.67%, 04/19/05                                30,000          29,960
           2.78%, 04/19/05                                78,000          77,892
           3.01%, 06/14/05                                63,000          62,613
   *+ NIEUW AMSTERDAM RECEIVABLES CORP., SECTION
      4(2) / 144A
           2.63%, 04/01/05                                39,110          39,110
           2.64%, 04/05/05                                15,000          14,996
           2.66%, 04/19/05                                42,000          41,944
           2.84%, 05/03/05                                17,900          17,855
           2.83%, 05/05/05                                15,000          14,960
           2.89%, 07/13/05                                10,000           9,918
           2.96%, 08/08/05                                20,295          20,083
    + NORDEA NORTH AMERICA, INC.
           2.26%, 05/03/05                               100,000          99,802
           3.04%, 06/22/05                                20,000          19,862
   *+ OLD LINE FUNDING, L.L.C., SECTION 4(2) /
      144A
           2.64%, 04/04/05                                83,570          83,552
   *+ PARK AVENUE RECEIVABLES CO., L.L.C.
           2.71%, 04/11/05                                17,360          17,347
    * PARK GRANADA, L.L.C., SECTION 4(2) / 144A
           2.69%, 04/18/05                                64,000          63,919
   *+ PREFERRED RECEIVABLES FUNDING CORP.,
      SECTION 4(2) / 144A
           2.73%, 04/12/05                               187,000         186,845
   *+ RANGER FUNDING CO., L.L.C., SECTION 4(2) /
      144A
           2.75%, 04/11/05                                75,000          74,943
    + SANTANDER CENTRAL HISPANO FINANCE
      (DELAWARE), INC.
           2.12%, 04/05/05                                85,000          84,980
           2.81%, 07/13/05                                55,000          54,563
   *+ SCALDIS CAPITAL LTD., SECTION 4(2) / 144A
           2.17%, 04/01/05                                31,866          31,866
           2.68%, 04/07/05                                30,273          30,260
           2.25%, 04/18/05                                20,000          19,979
           3.04%, 06/24/05                                10,078          10,007
           3.33%, 09/15/05                                37,000          36,438
           3.25%, 09/19/05                                20,330          20,021
   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
           2.63%, 04/07/05                                14,000          13,994
           2.86%, 05/13/05                                25,000          24,917

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
           2.81%, 07/01/05                                20,000          19,860
      SKANDINAVISKA ENSKILDA BANKEN AB
           2.63%, 04/15/05                                35,000          34,964
           2.81%, 07/12/05                                40,000          39,686
           3.25%, 09/16/05                                35,000          34,478
      SOCIETE GENERALE
           2.73%, 07/06/05                                88,000          87,369
      SVENSKA HANDELSBANKEN, INC.
           2.67%, 04/25/05                               105,000         104,814
   *+ THUNDER BAY FUNDING, L.L.C., SECTION 4(2)
      / 144A
           2.78%, 04/01/05                                54,080          54,080
           2.64%, 04/04/05                                59,949          59,936
           2.71%, 04/12/05                                34,094          34,066
           2.63%, 04/15/05                                21,000          20,979
   *+ TICONDEROGA FUNDING, L.L.C., SECTION 4(2)
      / 144A
           2.67%, 04/04/05                               230,000         229,949
           2.67%, 04/05/05                                69,000          68,980
           2.68%, 04/07/05                                50,000          49,978
           2.68%, 04/18/05                                18,481          18,458
    + WESTPAC TRUST SECURITIES NZ LTD.
           2.71%, 04/25/05                                 9,500           9,483
           2.53%, 05/23/05                                20,000          19,928
    * WHITE PINE FINANCE, L.L.C., SECTION 3C7 /
      144A
           2.18%, 04/11/05                                23,000          22,986
           2.68%, 04/20/05                                10,054          10,040
           2.54%, 05/23/05                                 7,452           7,425
           2.73%, 06/06/05                                 5,766           5,737
           2.73%, 06/08/05                                10,134          10,082
   *+ WINDMILL FUNDING CORP., SECTION 4(2) /
      144A
           2.63%, 04/06/05                               120,000         119,956
           2.65%, 04/21/05                                33,372          33,323
                                                                     -----------
                                                                       8,989,369

      CERTIFICATES OF DEPOSIT  29.8%
      --------------------------------------------------------------------------
    + ABBEY NATIONAL TREASURY SERVICES, PLC
           2.70%, 04/15/05                               100,000         100,000
      ABN-AMRO BANK, N.V.
           2.63%, 04/20/05                                37,000          37,000
      ALLIANCE & LEICESTER, PLC
           3.32%, 10/18/05                                38,000          37,930
      AMERICAN EXPRESS BANK FSB
           2.65%, 04/01/05                                75,000          75,000
      AMERICAN EXPRESS CENTURION BANK
           2.63%, 04/05/05                                75,000          75,000
      BANCO BILBAO VIZCAYA ARGENTARIA S.A.
           2.68%, 04/11/05                                33,000          33,000
           2.64%, 04/14/05                                83,000          83,000
           2.96%, 06/01/05                                60,000          60,000
           2.77%, 07/06/05                               173,000         173,000
      BANK OF NOVA SCOTIA
           2.66%, 04/07/05                               345,000         345,000
      BANK OF THE WEST
           2.62%, 04/01/05                                13,000          13,000
           2.70%, 04/11/05                                66,000          66,000
           3.33%, 09/27/05                                48,000          48,000
      BANK OF TOKYO-MITSUBISHI, LTD.
           2.80%, 04/28/05                               100,000         100,000
      BARCLAYS BANK, PLC
           2.70%, 04/12/05                                43,000          43,000
      BAYERISCHE LANDESBANK GIROZENTRALE
           1.71%, 05/23/05                                30,000          29,999
      BNP PARIBAS
           1.50%, 05/06/05                               150,000         149,999
      CALYON
           2.95%, 08/10/05                               103,000         103,000
      CANADIAN IMPERIAL BANK OF COMMERCE
           2.72%, 07/05/05                                 9,000           9,000
      CREDIT SUISSE FIRST BOSTON
           2.62%, 04/01/05                               215,000         215,000
           2.95%, 05/31/05                               208,000         208,000
      DEPFA BANK, PLC
           2.68%, 04/04/05                                10,000          10,000
           2.77%, 07/05/05                                10,000          10,000
           3.11%, 09/01/05                                56,000          56,000
      DEUTSCHE BANK, AG
           2.66%, 04/08/05                               200,000         200,000
           2.78%, 04/27/05                               200,000         200,000
           2.75%, 05/19/05                               500,000         500,000
           1.60%, 05/20/05                                40,000          40,000
      DEXIA BANK BELGIUM
           1.50%, 05/04/05                                74,000          73,999
      DEXIA CREDIT LOCAL
           2.71%, 04/25/05                                36,000          36,000
      DNB NOR BANK ASA
           3.25%, 09/22/05                                20,000          20,000
    + HBOS TREASURY SERVICES, PLC
           2.91%, 06/13/05                                45,000          45,000
           2.73%, 06/29/05                                65,000          65,000
           2.72%, 07/05/05                                72,000          72,000
      HSBC BANK PLC
           3.03%, 08/22/05                               200,000         200,000
      HSH NORDBANK, AG
           2.12%, 06/15/05                                65,000          64,997
      ING BANK, N.V.
           2.78%, 04/29/05                               200,000         200,000
      LANDESBANK HESSEN-THURINGEN GIROZENTRALE
           1.52%, 05/13/05                                20,000          20,000
           3.15%, 09/12/05                               100,000         100,002
      LLOYDS TSB BANK, PLC
           2.71%, 04/13/05                               144,000         144,000
           2.71%, 04/14/05                               300,000         300,001
      MIZUHO CORPORATE BANK LTD
           3.05%, 06/22/05                               100,000         100,000
      NORDDEUTSCHE LANDESBANK GIROZENTRALE
           1.50%, 05/06/05                                30,000          30,000
           1.51%, 05/13/05                                46,000          45,999
           1.63%, 05/16/05                               117,000         116,998
           1.60%, 05/20/05                                28,000          28,000
      NORDEA BANK FINLAND, PLC
           2.71%, 07/08/05                                50,000          50,000
      RABOBANK NEDERLAND
           2.81%, 05/03/05                                90,000          90,000
      ROYAL BANK OF CANADA
           2.70%, 04/15/05                                30,000          30,000
           2.76%, 04/19/05                               217,000         217,000
           2.82%, 05/06/05                                80,000          80,000

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      ROYAL BANK OF SCOTLAND, PLC
           2.79%, 04/29/05                               197,000         197,000
           1.75%, 05/27/05                                45,000          44,999
           2.17%, 07/01/05                                75,000          74,995
      SOCIETE GENERALE
           2.95%, 08/09/05                                54,000          54,000
           3.23%, 09/23/05                               100,000         100,000
      SVENSKA HANDELSBANKEN AB
           2.63%, 04/05/05                               125,000         125,000
           2.62%, 04/13/05                                30,000          30,000
      TORONTO DOMINION BANK
           2.66%, 04/08/05                                80,000          80,000
           2.30%, 05/12/05                               102,000         102,000
           2.73%, 07/07/05                                31,000          31,000
      U.S. BANK, N.A.
           2.66%, 04/05/05                                25,000          25,000
           2.68%, 04/22/05                                25,000          25,000
           2.83%, 05/06/05                               123,000         123,000
           3.20%, 09/15/05                               125,000         125,000
           3.34%, 10/03/05                               115,000         115,000
      UBS, AG
           2.61%, 04/01/05                               140,000         140,000
           1.40%, 04/04/05                               200,000         200,000
           2.60%, 04/04/05                                97,000          97,000
           2.71%, 07/08/05                               215,000         215,000
      UNICREDITO ITALIANO SPA
           2.97%, 05/31/05                               129,000         128,997
           2.70%, 06/24/05                                95,000          95,000
      WASHINGTON MUTUAL BANK, FA
           2.72%, 04/15/05                                85,000          84,997
           3.32%, 09/19/05                                80,000          80,000
           3.27%, 09/26/05                                39,000          39,000
      WELLS FARGO BANK, N.A.
           2.83%, 05/09/05                                98,000          97,999
           2.83%, 05/10/05                               121,000         120,999
      WILMINGTON TRUST CO.
           2.81%, 07/05/05                                25,000          25,000
                                                                     -----------
                                                                       7,724,910

      BANK NOTES  2.2%
      --------------------------------------------------------------------------
      BANK OF AMERICA, N.A.
           2.98%, 08/19/05                               200,000         200,000
           2.98%, 08/23/05                               350,000         350,000
      STANDARD FEDERAL BANK, N.A.
           2.67%, 04/13/05                                17,000          17,000
                                                                     -----------
                                                                         567,000

      PROMISSORY NOTES  0.6%
      --------------------------------------------------------------------------
    o THE GOLDMAN SACHS GROUP, INC.
           2.85%, 07/06/05                                30,000          30,000
           2.93%, 07/15/05                               120,000         120,000
                                                                     -----------
                                                                         150,000

      U.S. GOVERNMENT SECURITIES  0.8% of net assets

      COUPON NOTES  0.8%
      --------------------------------------------------------------------------
      FANNIE MAE
           1.35%, 04/28/05                                50,000          50,000
           1.50%, 05/09/05                                70,000          70,000
           1.61%, 05/13/05                                80,000          80,000
                                                                     -----------
                                                                         200,000

      VARIABLE-RATE OBLIGATIONS  19.6% of net assets

    + ACCESS LOANS FOR LEARNING STUDENT LOAN
      CORP.
      Taxable Student Loan RB Series II-A-6
           2.86%, 04/07/05                                27,800          27,800
      BANK OF NEW YORK CO., INC., 144A
           2.87%, 04/27/05                                50,000          50,000
      BARCLAYS BANK, PLC
           2.73%, 04/15/05                               400,000         399,966
           2.78%, 04/25/05                                40,000          39,998
           2.78%, 04/29/05                               260,000         259,951
      BAYERISCHE LANDESBANK GIROZENTRALE
           2.78%, 04/29/05                                75,000          74,984
      CANADIAN IMPERIAL BANK OF COMMERCE
           2.87%, 04/15/05                               100,000         100,000
    + CENTRAL BAPTIST CHURCH OF HIXSON,
      TENNESSEE
           2.91%, 04/07/05                                13,000          13,000
      CHASE MANHATTAN BANK  (USA)
           2.72%, 04/11/05                               100,000         100,000
    + CITY OF NEW BRITAIN, CONNECTICUT
      GO Pension Bonds Series 1998
           2.85%, 04/07/05                                40,000          40,000
    + COLUMBUS, GEORGIA DEVELOPMENT AUTHORITY
      Taxable RB (Jay Leasing, Inc. Project)
      Series 1997
           2.88%, 04/07/05                                 5,700           5,700
    * DORADA FINANCE, INC., SECTION 3C7 / 144A
           2.75%, 04/14/05                               145,000         144,977
      FANNIE MAE
           2.42%, 04/04/05                               100,000          99,967
           2.73%, 04/29/05                               200,000         199,961
      FEDERAL HOME LOAN BANK
           2.64%, 04/05/05                               225,000         224,942
    o GE CAPITAL ASSURANCE CO.
           2.75%, 04/01/05                                50,000          50,000
      GENERAL ELECTRIC CAPITAL CORP.
           2.93%, 04/18/05                               225,000         225,000
    + HBOS TREASURY SERVICE, PLC
           2.68%, 04/04/05                                92,000          92,000
           2.81%, 04/26/05                                82,000          82,000
      HSH NORDBANK, AG
           2.70%, 04/11/05                                93,000          92,987
    o J.P. MORGAN SECURITIES, INC.,
           2.69%, 04/01/05                               100,000         100,000
      LANDESBANK BADEN-WURTTEMBERG
           2.79%, 04/22/05                                30,000          29,994
    * LIBERTY LIGHTHOUSE U.S. CAPITAL CO. L.L.C.
      4(2) / 144A
           2.66%, 04/01/05                                31,000          30,999
           2.82%, 04/19/05                                30,000          29,997
           2.82%, 04/25/05                                47,000          47,000
           2.81%, 04/26/05                                50,000          49,996
   *+ LINKS FINANCE, L.L.C., SECTION 3C7 / 144A
           2.76%, 04/15/05                               127,000         126,979
           2.80%, 04/20/05                                50,000          49,998
           2.81%, 04/25/05                                50,000          49,997
           2.84%, 04/26/05                                25,000          25,000
    + LOANSTAR ASSETS PARTNERS II, L.P.
           2.85%, 04/07/05                                25,000          25,000

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
    + MERLOT TRUST SECTION 4(2) / 144A
      Series 2000B
           3.01%, 04/07/05                                30,000          30,000
    o METROPOLITAN LIFE INSURANCE CO.
           2.76%, 04/01/05                               100,000         100,000
           2.74%, 04/30/05                                50,000          50,000
    o MONUMENTAL LIFE INSURANCE CO.
           2.77%, 04/01/05                               100,000         100,000
           2.79%, 04/01/05                               100,000         100,000
           2.86%, 04/01/05                                10,000          10,000
      MORGAN STANLEY
           2.71%, 04/04/05                               140,000         140,000
    + NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
      Taxable Economic Development Bonds (MSNBC
      CNBC Project) Series 1997A
           2.70%, 04/01/05                                18,500          18,500
      NORDDEUTSCHE LANDESBANK GIROZENTRALE
           2.73%, 04/12/05                                20,000          19,998
      NORDEA BANK FINLAND, PLC
           2.79%, 04/25/05                                20,000          19,999
      ROYAL BANK OF CANADA, 144A
           2.78%, 04/11/05                                40,000          40,000
      ROYAL BANK OF SCOTLAND, PLC
           2.69%, 04/11/05                                34,000          33,998
           2.73%, 04/14/05                                75,000          74,995
           2.77%, 04/29/05                                18,000          17,996
   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
           2.76%, 04/15/05                                94,125          94,115
           2.79%, 04/15/05                                15,000          15,001
           2.80%, 04/15/05                                20,000          20,001
           2.80%, 04/20/05                               160,000         159,993
           2.80%, 04/25/05                               100,000          99,992
           2.80%, 04/30/05                               115,000         114,979
           2.80%, 05/02/05                                15,000          14,999
    o THE GOLDMAN SACHS GROUP, INC.
           2.76%, 04/04/05                               102,000         102,000
           2.89%, 04/22/05                                87,000          87,000
    o THE GOLDMAN SACHS GROUP, INC., 144A
           2.81%, 04/11/05                               125,000         125,000
    + TOWN OF ISLIP, NEW YORK IDA, 144A
      Taxable Adjustable Rate IDRB (Nussdorf
      Associates/Quality King Distributions,
      Inc. Facility) Series 1992
           3.27%, 04/07/05                                 1,940           1,940
    o Travelers Insurance Co.
           2.74%, 04/01/05                                25,000          25,000
           2.92%, 04/20/05                               100,000         100,000
           2.90%, 04/29/05                                25,000          25,000
      UBS, AG
           2.75%, 04/18/05                               250,000         249,982
      WELLS FARGO & CO., 144A
           2.78%, 04/15/05                               120,000         120,001
      WESTLB, AG
           2.80%, 04/20/05                                30,000          29,999
    * WHITE PINE FINANCE, L.L.C., SECTION 3C7 /
      144A
           2.81%, 04/28/05                                45,000          44,996
                                                                     -----------
                                                                       5,073,677


                                                   MATURITY AMOUNT      VALUE
SECURITY                                             ($ x 1,000)     ($ x 1,000)

OTHER INVESTMENTS  12.7% of net assets

REPURCHASE AGREEMENTS  12.7%
--------------------------------------------------------------------------------
BANK OF AMERICA SECURITIES, L.L.C.
Tri-Party Repurchase Agreement
Collateralized by U.S. Government
Securities with a value of $770,100
2.89%, issued 03/31/05,
due 04/01/05                                             755,061         755,000
CREDIT SUISSE FIRST BOSTON L.L.C.
Tri-Party Repurchase Agreement
Collateralized by U.S. Government
Securities with a value of $151,018
2.89%, issued 03/31/05,
due 04/01/05                                               8,052           8,052
2.63%, issued 02/08/05,
due 04/07/05                                             140,593         140,000
GOLDMAN SACHS & CO.
Tri-Party Repurchase Agreement
Collateralized by U.S. Government
Securities with a value of $714,000
2.89%, issued 03/31/05,
due 04/01/05                                             700,056         700,000
MORGAN STANLEY & CO. INC.
Tri-Party Repurchase Agreement
Collateralized by U.S. Government
Securities with a value of $1,130,024
2.89%, issued 03/31/05,
due 04/01/05                                             765,061         765,000
2.64%, issued 02/11/05,
due 04/07/05                                             281,129         280,000
2.68%, issued 03/07/05,
due 04/07/05                                              54,125          54,000
UBS FINANCIAL SERVICES, INC.
Tri-Party Repurchase Agreement
Collateralized by U.S. Government
Securities with a value of $612,003
2.89%, issued 03/31/05,
due 04/01/05                                             600,048         600,000
                                                                     -----------
                                                                       3,302,052

END OF INVESTMENTS.

At 03/31/05, the tax basis cost of the fund's investments was $26,007,008

The fund's portfolio holdings include restricted and/or illiquid securities worth $1,124,000 or 4.3% of the fund's total net assets. Also, includes other restricted but deemed liquid securities comprised of 144A, section 4(2) and 3c7 securities, worth $7,677,255 or 29.6% of the fund's total net assets.

SCHWAB VALUE ADVANTAGE MONEY FUND

At March 31, 2005, portfolio holdings included restricted and/or illiquid securities as follows:

ISSUER                                                  FACE            COST/
RATE, ACQUISITION DATE,                                AMOUNT           VALUE
MATURITY DATE                                        ($ x 1,000)     ($ x 1,000)
GE CAPITAL ASSURANCE CO.
   2.75%, 10/01/04, 04/30/05                              50,000          50,000

J.P. MORGAN SECURITIES, INC.
   2.69%, 12/20/04, 04/01/05                             100,000         100,000

METROPOLITAN LIFE INSURANCE CO.
   2.76%, 02/01/05, 04/01/05                             100,000         100,000
   2.74%, 12/28/00, 04/30/05                              50,000          50,000
                                                                     -----------
                                                                         150,000

MONUMENTAL LIFE INSURANCE CO.
   2.77%, 10/10/96, 04/01/05                             100,000         100,000
   2.79%, 01/12/00, 04/01/05                             100,000         100,000
   2.86%, 06/10/93, 04/01/05                              10,000          10,000
                                                                     -----------
                                                                         210,000

THE GOLDMAN SACHS GROUP, INC.
   2.76%, 02/03/05, 04/04/05                             102,000         102,000
   2.85%, 01/06/05, 07/06/05                              30,000          30,000
   2.89%, 02/22/05, 04/30/05                              87,000          87,000
   2.93%, 01/19/05, 07/15/05                             120,000         120,000
                                                                     -----------
                                                                         339,000

THE GOLDMAN SACHS GROUP, INC.,  144A
   2.81%, 07/07/04, 04/11/05                             125,000         125,000

TRAVELERS INSURANCE CO.
   2.74%, 01/31/05, 04/01/05                              25,000          25,000
   2.92%, 08/21/03, 04/20/05                             100,000         100,000
   2.63%, 10/29/04, 06/29/05                              25,000          25,000
                                                                     -----------
                                                                         150,000

THE CHARLES SCHWAB FAMILY OF FUNDS

SCHWAB U.S. TREASURY MONEY FUND(TM)

PORTFOLIO HOLDINGS  As of March 31, 2005, unaudited

The following are the portfolio holdings at 03/31/05. For more information please refer to the fund's semi-annual or annual shareholder reports.

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date.


                                                           COST          VALUE
HOLDINGS BY CATEGORY                                     ($X1,000)     ($X1,000)
--------------------------------------------------------------------------------
 99.8% U.S. GOVERNMENT SECURITIES                       3,563,399     3,563,399
--------------------------------------------------------------------------------
 99.8% TOTAL INVESTMENTS                                3,563,399     3,563,399
  0.2% OTHER ASSETS AND LIABILITIES                                       5,367
--------------------------------------------------------------------------------
100.0% NET ASSETS                                                     3,568,766


ISSUER                                             FACE AMOUNT          VALUE
RATE, MATURITY DATE                                ($ x 1,000)       ($ x 1,000)
U.S. GOVERNMENT SECURITIES  99.8% of net assets

TREASURY BILLS  90.1%
--------------------------------------------------------------------------------

U.S. TREASURY BILLS
          2.31%, 04/07/05                                3,740             3,739
          2.56%, 04/07/05                               32,500            32,486
          2.57%, 04/07/05                               75,000            74,968
          2.58%, 04/07/05                              100,000            99,957
          1.97%, 04/14/05                              150,000           149,894
          1.98%, 04/14/05                               50,000            49,965
          1.99%, 04/14/05                               13,530            13,520
          2.03%, 04/14/05                                3,985             3,982
          2.34%, 04/14/05                               50,000            49,958
          2.64%, 04/14/05                                2,355             2,353
          2.66%, 04/14/05                               40,000            39,962
          1.99%, 04/21/05                               50,000            49,945
          2.01%, 04/21/05                               50,000            49,945
          2.27%, 04/21/05                               30,000            29,962
          2.35%, 04/21/05                               50,000            49,935
          2.70%, 04/21/05                               40,000            39,940
          2.11%, 04/28/05                               88,940            88,801
          2.14%, 04/28/05                               13,225            13,204
          2.25%, 04/28/05                               20,000            19,967
          2.33%, 04/28/05                               80,000            79,861
          2.34%, 04/28/05                               40,000            39,930
          2.35%, 04/28/05                               81,000            80,858
          2.38%, 04/28/05                                2,375             2,371
          2.40%, 05/05/05                              100,000            99,775
          2.41%, 05/05/05                                9,210             9,189
          2.49%, 05/05/05                              100,000            99,767
          2.61%, 05/05/05                               12,470            12,439
          2.27%, 05/12/05                                6,425             6,409
          2.49%, 05/12/05                               40,000            39,887
          2.50%, 05/12/05                              165,000           164,533
          2.52%, 05/12/05                               15,815            15,770
          2.56%, 05/19/05                               50,000            49,831
          2.62%, 05/26/05                               50,000            49,801
          2.64%, 05/26/05                               50,000            49,800
          2.50%, 06/02/05                               20,000            19,915
          2.52%, 06/02/05                               33,120            32,978
          2.73%, 06/02/05                              125,000           124,415
          2.39%, 06/09/05                               25,000            24,887
          2.52%, 06/09/05                               96,865            96,402
          2.54%, 06/09/05                               25,000            24,879
          2.55%, 06/09/05                               50,000            49,758
          2.60%, 06/09/05                               20,720            20,618
          2.74%, 06/16/05                               75,000            74,569
          2.75%, 06/16/05                               90,000            89,481
          2.76%, 06/16/05                               20,335            20,217
          2.77%, 06/16/05                               50,000            49,710
          2.78%, 06/16/05                               11,055            10,991
          2.49%, 06/23/05                              109,850           109,227
          2.53%, 06/23/05                               23,770            23,633
          2.75%, 06/23/05                               45,000            44,717
          2.77%, 06/23/05                                2,140             2,126
          2.80%, 06/23/05                              183,310           182,134
          2.81%, 06/23/05                               10,580            10,512
          2.76%, 06/30/05                                3,740             3,714
          2.81%, 06/30/05                              100,000            99,301
          2.78%, 07/07/05                               13,020            12,923
          2.81%, 07/07/05                              100,000            99,248
          2.82%, 07/07/05                              100,000            99,246
          2.98%, 08/18/05                               40,000            39,546
          3.03%, 08/18/05                               50,000            49,423
          3.04%, 08/25/05                               40,940            40,442
          3.02%, 09/15/05                               30,000            29,586
          3.03%, 09/15/05                               22,315            22,006
          3.05%, 09/15/05                               15,000            14,791
          3.09%, 09/22/05                               32,230            31,756
                                                                     -----------
                                                                       3,215,855

TREASURY NOTES  9.7%
--------------------------------------------------------------------------------

U.S. TREASURY NOTES
         1.63%, 04/30/05                                19,030            19,017
         6.75%, 05/15/05                               326,880           328,527
                                                                     -----------
                                                                         347,544

END OF INVESTMENTS.

At 03/31/05, the tax basis cost of the fund's investment was $3,563,422, and the unrealized loss was ($23).

THE CHARLES SCHWAB FAMILY OF FUNDS

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS  As of March 31, 2005, unaudited

The following are the portfolio holdings at 03/31/05. For more information please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate characteristics of the securities.

+ Credit-enhanced security

~ Liquidity-enhanced security

@ Variable-rate security

o Tender Option Bond

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                       COST              VALUE
HOLDINGS BY CATEGORY                                 ($X1,000)         ($X1,000)
--------------------------------------------------------------------------------
100.6%  MUNICIPAL SECURITIES                        6,996,929         6,996,929
--------------------------------------------------------------------------------
100.6%  TOTAL INVESTMENTS                           6,996,929         6,996,929
(0.6)%  OTHER ASSETS AND LIABILITIES                                    (39,167)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    6,957,762

     ISSUER                                        FACE AMOUNT          VALUE
     RATE, MATURITY DATE                           ($ x 1,000)       ($ x 1,000)
     MUNICIPAL SECURITIES  100.6% of net assets

     CALIFORNIA  98.2%
     AFFORDABLE HOUSING AGENCY
  +@ M/F Housing RB (Westridge at
     Hilltop Apts) Series 2003A
         2.30%, 04/07/05                                14,100            14,100
     ALAMEDA CNTY IDA
  +@ RB (Aitchison Family Partnership)
     Series 1993A
         2.29%, 04/07/05                                 2,560             2,560
  +@ RB (JMS Family Partnership) Series 1995A
         2.29%, 04/07/05                                 1,000             1,000
  +@ RB (Malmberg Engineering) Series 1999A
         2.55%, 04/07/05                                 2,310             2,310
  +@ RB (Scientific Technology) Series 1994A
         2.34%, 04/07/05                                 2,200             2,200
     ALAMEDA-CONTRA COSTA TRANSIT DISTRICT
   + 2004-05 RAN
         1.58%, 07/07/05                                12,000            12,044
     ANAHEIM HOUSING AUTH
  +@ M/F Housing RB (Casa Granada Apts)
     Series 1997A
         2.28%, 04/07/05                                 3,495             3,495
  +@ M/F Housing RB (Park Vista Apts) Series
     2000D
         2.35%, 04/07/05                                21,000            21,000
  +@ M/F Housing RB (Port Trinidad Apts) Series
     1997C
         2.28%, 04/07/05                                 2,040             2,040
  +@ M/F Housing Refunding RB (Sage Park)
     Series 1998A
         2.34%, 04/07/05                                 5,500             5,500
     ASSOCIATION OF BAY AREA GOVERNMENTS
+~@o BART SFO Extension Bonds (Airport
     Premium Fare) Series 2002A
         1.25%, 04/07/05                                 9,995             9,995
  +@ COP (Harker School Foundation) Series 1998
         2.29%, 04/07/05                                 4,300             4,300
 +~@ Lease RB Series 2003A
         2.34%, 04/07/05                                 1,000             1,000
  +@ M/F Housing RB (Artech Building) Series
     1999A
         2.32%, 04/07/05                                 3,200             3,200
  +@ M/F Housing RB (Crossing Apts) Series 2002A
         2.34%, 04/07/05                                55,700            55,700
  +@ M/F Housing RB (Miramar Apts) Series 2000A
         2.34%, 04/07/05                                30,000            30,000
  +@ M/F Housing RB (Mountain View Apts) Series
     1997A
         2.35%, 04/07/05                                 6,130             6,130
  +@ M/F Housing RB (Paragon Apts at the
     Crossing) Series 2005A
         2.34%, 04/07/05                                22,000            22,000
  +@ RB (Public Policy Institute of California)
     Series 2001A
         2.27%, 04/07/05                                 9,000             9,000
     BAY AREA TOLL AUTH
 +~@ San Francisco Bay Area Toll Bridge
     RB Series 2004C
         2.27%, 04/07/05                                 9,800             9,800
+~@o San Francisco Bay Area Toll Bridge RB
     Series D
         2.31%, 04/07/05                                10,125            10,125
     CALIFORNIA
     2004-05 RAN Series A
         1.73%, 06/30/05                                85,235            85,498
     2004-05 RAN Series C
 ~@o     2.31%, 04/07/05                               100,000           100,000
         1.97%, 06/30/05                               175,000           176,286
     Economic Recovery Bonds Series 2004A
+~@o     2.30%, 04/07/05                                31,420            31,420
 ~@o     2.30%, 04/07/05                                39,995            39,995
+~@o     2.31%, 04/07/05                                58,057            58,057
 ~@o     2.31%, 04/07/05                               134,395           134,395
 +~@ Economic Recovery Bonds Series 2004C-15
         2.29%, 04/07/05                                 8,785             8,785
 +~@ Economic Recovery Bonds Series 2004C-18
         2.23%, 04/07/05                                 1,000             1,000

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS  continued

     ISSUER                                        FACE AMOUNT          VALUE
     RATE, MATURITY DATE                           ($ x 1,000)       ($ x 1,000)
 +~@ Economic Recovery Bonds Series 2004C-21
         2.28%, 04/07/05                                40,500            40,500
     GO Bonds
+~@o     2.30%, 04/07/05                                79,270            79,270
+~@o     2.31%, 04/07/05                               110,290           110,290
+~@o     2.32%, 04/07/05                               107,565           107,565
     GO Bonds Series 1999
+~@o     2.30%, 04/07/05                                10,835            10,835
+~@o     2.31%, 04/07/05                                13,675            13,675
  +@ GO Bonds Series 2003B-4
         2.27%, 04/07/05                                 3,000             3,000
  +@ GO Bonds Series 2003C-1
         2.29%, 04/07/05                                20,145            20,145
  +@ GO Bonds Series 2003C-3
         2.30%, 04/07/05                                35,000            35,000
  +@ GO Bonds Series 2003C-4
         2.28%, 04/07/05                                 2,400             2,400
  +@ GO Bonds Series 2004B-1
         2.25%, 04/07/05                                 2,705             2,705
  +@ GO Bonds Series 2004B-6
         2.30%, 04/07/05                                21,300            21,300
     TECP
   ~     1.93%, 04/08/05                                12,750            12,750
   ~     1.95%, 05/03/05                                 8,375             8,375
     Various Purpose GO Bonds
+~@o     2.30%, 04/07/05                                12,495            12,495
         1.99%, 06/01/05                                27,765            27,812
     CALIFORNIA ALTERNATIVE ENERGY SOURCE
     FINANCING AUTH
   @ Cogeneration Facility RB Series
     1993B
         2.26%, 04/07/05                                13,360            13,360
     CALIFORNIA DEPT OF WATER RESOURCES
+~@o 1996 Water Refunding RB (Big Bear
     Lake)
         2.30%, 04/07/05                                 8,445             8,445
     Power Supply RB Series 2002A
+~@o     2.30%, 04/07/05                                47,575            47,575
+~@o     2.31%, 04/07/05                                 6,325             6,325
  +@ Power Supply RB Series 2002B-2
         2.30%, 04/01/05                                 1,800             1,800
  +@ Power Supply RB Series 2002C-10
         2.22%, 04/07/05                                15,000            15,000
  +@ Power Supply RB Series 2002C-11
         2.23%, 04/07/05                                 3,100             3,100
  +@ Power Supply RB Series 2002C-14
         2.28%, 04/07/05                                22,010            22,010
  +@ Power Supply RB Series 2002C-17
         2.25%, 04/07/05                                 8,300             8,300
 +~@ Power Supply RB Series 2002C-7
         2.31%, 04/07/05                                43,700            43,700
     CALIFORNIA ECONOMIC DEVELOPMENT FINANCING
     AUTH
  +@ Airport Facilities RB (Mercury Air
     Group) Series 1998
         2.33%, 04/07/05                                14,000            14,000
  +@ IDRB (Calco) Series 1997
         2.28%, 04/07/05                                   480               480
  +@ IDRB (Gaiser Tool Company) Series 1997
         2.29%, 04/07/05                                 1,775             1,775
  +@ IDRB (Lion Raisins) Series 1998
         2.33%, 04/07/05                                 1,250             1,250
     CALIFORNIA EDUCATIONAL FACILITIES AUTH
  +@ RB (Chapman University) Series 2000
         2.43%, 04/07/05                                 4,600             4,600
  +@ RB (University of Judaism) Series 1998A
         2.30%, 04/07/05                                 5,200             5,200
+~@o RB (University of San Francisco) Series
     1996
         2.30%, 04/07/05                                 8,995             8,995
     CALIFORNIA HEALTH FACILITIES FINANCING AUTH
 +~@ Insured RB (Catholic Healthcare
     West) Series 1988A
         2.32%, 04/07/05                                 4,200             4,200
 +~@ Insured RB (Southern California
     Presbyterian Homes) Series 1998
         2.28%, 04/07/05                                28,600            28,600
+~@o RB (Kaiser Permanente) Series 1998A
         2.31%, 04/07/05                                 9,995             9,995
     CALIFORNIA HFA
+~@o Home Mortgage RB Series 1998J
         2.20%, 04/07/05                                 1,550             1,550
 +~@ Home Mortgage RB Series 2000N
         2.30%, 04/07/05                                25,710            25,710
 +~@ Home Mortgage RB Series 2002F
         2.27%, 04/01/05                                 4,800             4,800
 +~@ Home Mortgage RB Series 2002P
         2.32%, 04/07/05                                61,000            61,000
 +~@ Home Mortgage RB Series 2003D
         2.30%, 04/07/05                                13,800            13,800
     Home Mortgage RB Series 2003H
 +~@     2.30%, 04/07/05                                 5,600             5,600
 +~@     2.31%, 04/07/05                                 5,225             5,225
  ~@ Home Mortgage RB Series 2003K
         2.32%, 04/07/05                                60,110            60,110
     Home Mortgage RB Series 2003M
  ~@     2.30%, 04/07/05                                34,500            34,500
  ~@     2.27%, 06/29/05                                 9,220             9,220
  ~@ Home Mortgage RB Series 2005B
         2.38%, 07/01/05                                53,080            53,080
  ~@ M/F Housing RB III Series 2001G
         2.32%, 04/07/05                                56,720            56,720
  ~@ M/F Housing RB III Series 2002A
         2.32%, 04/07/05                                38,850            38,850
  ~@ M/F Housing RB III Series 2002E
         2.32%, 04/07/05                                45,610            45,610
   @ RB Series A 2005
         1.95%, 04/07/05                                70,000            70,000
 ~@o S/F Mortgage Bonds II Series 1997C-4
         2.30%, 04/07/05                                   950               950
+~@o S/F Mortgage RB Draw Down Series 2004B-1
         2.36%, 04/07/05                                58,085            58,085
     S/F Mortgage RB Draw Down Series 2004B-2
+~@o     2.36%, 04/07/05                               141,945           141,945
 ~@o     2.36%, 04/07/05                                39,565            39,565
     CALIFORNIA INFRASTRUCTURE & ECONOMIC
     DEVELOPMENT BANK
  +@ IDRB (American-De Rosa Lamp Arts)
     Series 1999
         2.34%, 04/07/05                                 4,950             4,950
  +@ IDRB (Fairmont Sign Co) Series 2000A
         2.43%, 04/07/05                                 4,250             4,250

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS  continued

     ISSUER                                        FACE AMOUNT          VALUE
     RATE, MATURITY DATE                           ($ x 1,000)       ($ x 1,000)
  +@ IDRB (Lafayette Textile Industries) Series
     1999
         2.34%, 04/07/05                                 1,170             1,170
  +@ IDRB (Nelson Name Plate Co) Series 1999
         2.27%, 04/07/05                                 3,150             3,150
  +@ IDRB (Roller Bearing Co) Series 1999
         2.55%, 04/07/05                                 2,400             2,400
  +@ RB (Colburn School) Series 2005B
         2.28%, 04/07/05                                50,000            50,000
  +@ RB (SRI International) Series 2003A
         2.28%, 04/07/05                                 4,000             4,000
     CALIFORNIA POLLUTION CONTROL FINANCE AUTH
  +@ Resource Recovery RB (Sanger)
     Series 1990A
         2.36%, 04/07/05                                19,200            19,200
  +@ Resource Recovery RB (Wadham Energy)
     Series 1987B
         2.25%, 04/07/05                                 2,800             2,800
  +@ Solid Waste Disposal RB (Ag Resources III)
     Series 2004
         2.36%, 04/07/05                                 2,790             2,790
  +@ Solid Waste Disposal RB (Agrifab) Series
     2003
         2.36%, 04/07/05                                 2,900             2,900
  +@ Solid Waste Disposal RB (Alameda County
     Industries) Series 2000A
         2.36%, 04/07/05                                 3,760             3,760
  +@ Solid Waste Disposal RB (Athens Disposal
     Co) Series 1995A
         2.36%, 04/07/05                                 9,990             9,990
  +@ Solid Waste Disposal RB (Athens Disposal
     Co) Series 1999A
         2.36%, 04/07/05                                 5,700             5,700
  +@ Solid Waste Disposal RB (Athens Services)
     Series 2001A
         2.36%, 04/07/05                                 4,100             4,100
  +@ Solid Waste Disposal RB (Atlas Disposal
     Industries) Series 1999A
         2.36%, 04/07/05                                 3,000             3,000
  +@ Solid Waste Disposal RB (BLT Enterprises
     of Sacramento) Series 1999A
         2.36%, 04/07/05                                 6,725             6,725
  +@ Solid Waste Disposal RB (Blue Line
     Transfer) Series 1999A
         2.36%, 04/07/05                                 4,300             4,300
  +@ Solid Waste Disposal RB (Blue Line
     Transfer) Series 2001A
         2.36%, 04/07/05                                 4,400             4,400
  +@ Solid Waste Disposal RB (Burrtec Waste
     Group) Series 2004
         2.36%, 04/07/05                                 1,985             1,985
  +@ Solid Waste Disposal RB (Burrtec Waste
     Industries) Series 1997B
         2.36%, 04/07/05                                 3,200             3,200
  +@ Solid Waste Disposal RB (Burrtec Waste
     Industries) Series 1998A
         2.36%, 04/07/05                                   695               695
  +@ Solid Waste Disposal RB (CR&R Inc) Series
     2002A
         2.39%, 04/07/05                                 3,900             3,900
  +@ Solid Waste Disposal RB (Cal-San) Series
     1996B
         2.36%, 04/07/05                                 1,750             1,750
  +@ Solid Waste Disposal RB (California Waste
     Solutions) Series 2002A
         2.36%, 04/07/05                                 3,570             3,570
  +@ Solid Waste Disposal RB (California Waste
     Solutions) Series 2004A
         2.36%, 04/07/05                                 8,350             8,350
  +@ Solid Waste Disposal RB (Cheese & Protein
     International) Series 2001A
         2.30%, 04/07/05                                10,000            10,000
  +@ Solid Waste Disposal RB (Cold Canyon
     Landfill) Series 1998A
         2.36%, 04/07/05                                 5,845             5,845
  +@ Solid Waste Disposal RB (Colmac Energy)
     Series 1990A
         2.31%, 04/07/05                                 3,270             3,270
  +@ Solid Waste Disposal RB (Contra Costa
     Waste Service) Series 1995A
         2.36%, 04/07/05                                 2,000             2,000
  +@ Solid Waste Disposal RB (EDCO Disposal
     Corp) Series 1996A
         2.36%, 04/07/05                                13,950            13,950
  +@ Solid Waste Disposal RB (EDCO Disposal
     Corp) Series 2004A
         2.36%, 04/07/05                                22,200            22,200
  +@ Solid Waste Disposal RB (Escondido
     Disposal/Jemco Equipment Corp) Series 1998A
         2.51%, 04/07/05                                 7,845             7,845
  +@ Solid Waste Disposal RB (Federal Disposal
     Service) Series 2001A
         2.41%, 04/07/05                                 2,400             2,400
  +@ Solid Waste Disposal RB (Greenteam of San
     Jose) Series 2001A
         2.36%, 04/07/05                                10,900            10,900
  +@ Solid Waste Disposal RB (Greenwaste of
     Tehama) Series 1999A
         2.36%, 04/07/05                                 1,630             1,630
  +@ Solid Waste Disposal RB (Madera Disposal
     Systems Inc) Series 1998A
         2.36%, 04/07/05                                 1,800             1,800
  +@ Solid Waste Disposal RB (Marborg
     Industries) Series 2000A
         2.36%, 04/07/05                                 4,505             4,505
  +@ Solid Waste Disposal RB (Metropolitan
     Recycling Corp) Series 2000B
         2.41%, 04/07/05                                 3,690             3,690
  +@ Solid Waste Disposal RB (Mottra Corp)
     Series 2002A
         2.36%, 04/07/05                                 2,105             2,105
  +@ Solid Waste Disposal RB (Norcal Waste
     System) Series 2001
         2.36%, 04/07/05                                11,015            11,015
  +@ Solid Waste Disposal RB (Norcal Waste
     System) Series 2002A
         2.36%, 04/07/05                                 6,000             6,000
  +@ Solid Waste Disposal RB (Norcal Waste
     System) Series 2003A
         2.36%, 04/07/05                                 4,000             4,000
  +@ Solid Waste Disposal RB (Orange Ave
     Disposal Co) Series 2002A
         2.36%, 04/07/05                                 6,105             6,105
  +@ Solid Waste Disposal RB (Ratto Group of
     Companies) Series 2001A
         2.36%, 04/07/05                                 4,045             4,045

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS  continued

     ISSUER                                        FACE AMOUNT          VALUE
     RATE, MATURITY DATE                           ($ x 1,000)       ($ x 1,000)
  +@ Solid Waste Disposal RB (Sanco Services)
     Series 2002A
         2.51%, 04/07/05                                 3,600             3,600
  +@ Solid Waste Disposal RB (Santa Clara
     Valley Disposal) Series 2001A
         2.36%, 04/07/05                                 5,135             5,135
  +@ Solid Waste Disposal RB (Santa Clara
     Valley Industries) Series 1998A
         2.41%, 04/07/05                                 2,100             2,100
  +@ Solid Waste Disposal RB (Solag Disposal)
     Series 1997A
         2.39%, 04/07/05                                 2,135             2,135
  +@ Solid Waste Disposal RB (Specialty Solid
     Waste & Recycling) Series 2001A
         2.41%, 04/07/05                                 3,160             3,160
  +@ Solid Waste Disposal RB (Talco Plastics)
     Series 1997A
         2.34%, 04/07/05                                 3,350             3,350
  +@ Solid Waste Disposal RB (Tri-CED Community
     Recycling) Series 1998A
         2.34%, 04/07/05                                 1,585             1,585
  +@ Solid Waste Disposal RB (Valley Vista
     Services) Series 2003A
         2.36%, 04/07/05                                 2,155             2,155
  +@ Solid Waste Disposal RB (West Valley MRF)
     Series 1997A
         2.51%, 04/07/05                                 3,960             3,960
  +@ Solid Waste Disposal RB (Zanker Road
     Landfill) Series 1999C
         2.41%, 04/07/05                                 6,265             6,265
     CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTH
     Pool Bonds Series 2004A
   +     1.60%, 07/06/05                                81,000            81,293
   +     1.89%, 07/06/05                                12,525            12,561
   +     1.94%, 07/06/05                                65,000            65,176
   +     2.01%, 07/06/05                                25,000            25,063
     CALIFORNIA STATE PUBLIC WORKS BOARD
+~@o Lease RB (University of
     California) Series 1997C
         2.31%, 04/07/05                                10,900            10,900
+~@o Lease RB Series 1999A
         2.32%, 04/07/05                                 9,985             9,985
+~@o Lease Refunding RB (Dept of Corrections)
     Series 1993A
         2.31%, 04/07/05                                 3,000             3,000
+~@o Lease Refunding RB (Dept of Corrections)
     Series 2004E
         2.31%, 04/07/05                                 7,100             7,100
     CALIFORNIA STATE UNIVERSITY INSTITUTE
     TECP Series A
   +     2.05%, 05/09/05                                53,119            53,119
   +     2.08%, 05/09/05                                 8,593             8,593
   +     2.10%, 05/09/05                                25,975            25,975
     CALIFORNIA STATEWIDE COMMUNITIES
     DEVELOPMENT AUTH
   + 2004 TRAN Series A-1
         1.59%, 06/30/05                                23,000            23,079
     2004 TRAN Series A-2
         1.59%, 06/30/05                                18,000            18,062
     2004 TRAN Series A-3
         1.59%, 06/30/05                                65,500            65,724
+~@o 2004 TRAN Series B-1
         2.31%, 04/07/05                                24,365            24,365
 ~@o 2004 TRAN Series B-2
         2.31%, 04/07/05                                50,000            50,000
+~@o COP (Sutter Health Related Group)
         2.32%, 04/07/05                                 5,000             5,000
  +@ IDRB (Biocol Investments) Series 1997B
         2.50%, 04/07/05                                 1,500             1,500
  +@ IDRB (Cowden Metal Stamping & Tooling)
     Series 1997A
         2.50%, 04/07/05                                 1,145             1,145
  +@ IDRB (Golden Valley Grape Juice & Wine)
     Series 1998
         2.40%, 04/07/05                                   630               630
  +@ IDRB (Integrated Rolling Co) Series 1999A
         2.38%, 04/07/05                                 1,600             1,600
  +@ IDRB (RL Group) Series 1998C
         2.40%, 04/07/05                                 1,485             1,485
  +@ M/F Housing RB (Agave at Elk Grove Apts)
     Series 2003DD
         2.34%, 04/07/05                                15,100            15,100
  +@ M/F Housing RB (Bay Vista at Meadowpark
     Apts) Series 2003NN-1
         2.37%, 04/07/05                                15,000            15,000
  +@ M/F Housing RB (Bay Vista at Meadowpark
     Apts) Series 2003NN-2
         2.37%, 04/07/05                                 5,000             5,000
  +@ M/F Housing RB (Creekside at Meadowpark
     Apts) Series 2002HH
         2.34%, 04/07/05                                15,000            15,000
  +@ M/F Housing RB (Cypress Villa Apts) Series
     2000F
         2.34%, 04/07/05                                 4,725             4,725
  +@ M/F Housing RB (Dublin Ranch Senior Apts)
     Series 2003OO
         2.37%, 04/07/05                                15,090            15,090
  +@ M/F Housing RB (Emerald Gardens Apts)
     Series 2000E
         2.34%, 04/07/05                                 7,320             7,320
  +@ M/F Housing RB (Fairway Family Apts)
     Series 2003PP
         2.37%, 04/07/05                                30,000            30,000
  +@ M/F Housing RB (Heritage Oaks Apts) Series
     2004YY
         2.34%, 04/07/05                                 7,000             7,000
  +@ M/F Housing RB (Kimberly Woods Apts)
     Series 1995B
         2.35%, 04/07/05                                13,400            13,400
  +@ M/F Housing RB (Laurel Park Senior Apts)
     Series 2002H
         2.32%, 04/07/05                                 5,500             5,500
  +@ M/F Housing RB (Los Padres Apts) Series
     2003E
         2.34%, 04/07/05                                10,750            10,750
  +@ M/F Housing RB (Marlin Cove Apts) Series
     2000V
         2.34%, 04/07/05                                 8,000             8,000
  +@ M/F Housing RB (Oakmont of Concord) Series
     2002Q
         2.39%, 04/07/05                                25,000            25,000
  +@ M/F Housing RB (Park David Senior Apts)
     Series 1999D
         2.34%, 04/07/05                                 8,220             8,220
  +@ M/F Housing RB (Plaza Club Apts) Series
     1997A
         2.31%, 04/07/05                                10,290            10,290

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS  continued

     ISSUER                                        FACE AMOUNT          VALUE
     RATE, MATURITY DATE                           ($ x 1,000)       ($ x 1,000)
  +@ M/F Housing RB (Rancho Santa Fe Village
     Apts) Series 2004EE
         2.28%, 04/07/05                                13,000            13,000
  +@ M/F Housing RB (Silvercrest Residence)
     Series 2003EEE
         2.33%, 04/07/05                                23,130            23,130
  +@ M/F Housing RB (Valley Palms Apts) Series
     2002C
         2.34%, 04/07/05                                12,000            12,000
  +@ M/F Housing RB (Victoria Palm Villa Apts)
     Series 2003VV
         2.39%, 04/07/05                                34,000            34,000
  +@ M/F Housing RB (Wilshire Court Apt) Series
     2003M
         2.34%, 04/07/05                                15,000            15,000
  +@ M/F Housing RB (Wilshire Court Apts)
     Series 2004AAA
         2.34%, 04/07/05                                 5,000             5,000
  +@ M/F Housing RB (Woodsong Apts) Series 1997B
         2.28%, 04/07/05                                 3,227             3,227
  +@ M/F Housing RB (Wyndover Apts) Series 2004
     LL
         2.34%, 04/07/05                                 9,000             9,000
  +@ RB (Elder Care Alliance) Series 2000
         2.28%, 04/07/05                                12,560            12,560
 +~@ RB (Gemological Institute) Series 2001
         2.28%, 04/07/05                                 9,225             9,225
  +@ RB (Japanese American National Museum)
     Series 2000A
         2.30%, 04/07/05                                 4,600             4,600
  +@ RB (Jewish Federation Council of Greater
     Los Angeles) Series 2000A
         2.33%, 04/07/05                                 3,600             3,600
   @ RB (Kaiser Permanente) Series 2001B
         1.75%, 07/05/05                                31,500            31,500
   @ RB (Kaiser Permanente) Series 2002B
         2.31%, 04/07/05                                 8,000             8,000
   @ RB (Kaiser Permanente) Series 2003A
         2.31%, 04/07/05                                10,300            10,300
   @ RB (Kaiser Permanente) Series 2003B
         2.31%, 04/07/05                                13,700            13,700
   @ RB (Kaiser Permanente) Series 2004-E
         1.08%, 04/01/05                                53,000            53,000
         1.10%, 04/01/05                                52,300            52,069
     RB (Kaiser Permanente) Series 2004K
         2.00%, 05/16/05                                27,000            27,000
   @ RB (Kaiser Permanente) Series 2004L
         2.31%, 04/07/05                                 7,800             7,800
   @ RB (Kaiser Permanente) Series 2004M
         2.31%, 04/07/05                                13,000            13,000
  +@ RB (Laurence School) Series 2003
         2.27%, 04/07/05                                 3,950             3,950
  +@ RB (National Public Radio) Series 2002
         2.28%, 04/07/05                                 1,400             1,400
  +@ RB (Painted Turtle) Series 2003
         2.27%, 04/07/05                                 7,560             7,560
  +@ Refunding RB (13th & I Associates) Series
     1991
         2.50%, 04/07/05                                 4,165             4,165
     CARLSBAD
  +@ M/F Housing Refunding RB (Santa Fe
     Ranch Apts) Series 1993A
         2.27%, 04/07/05                                14,400            14,400
     CONTRA COSTA CNTY
  +@ M/F Mortgage RB (El Cerrito
     Royale) Series 1987A
         2.33%, 04/07/05                                 2,480             2,480
     DAVIS COMMUNITY FACILITIES DISTRICT 1992-2
  +@ Special Tax Bonds (East Davis Mace
     Ranch Area II)  Series 2000
         2.30%, 04/07/05                                 3,100             3,100
     DIAMOND BAR PUBLIC FINANCING AUTH
  +@ Lease RB (Community Center) Series
     2002A
         2.42%, 04/07/05                                 5,755             5,755
     DUBLIN HOUSING AUTH
  +@ M/F Housing RB (Park Sierra At
     Iron Horse Trail) Series 1998A
         2.33%, 04/07/05                                14,900            14,900
     EAST BAY MUNICIPAL UTILITY DISTRICT
     Water System TECP
   ~     2.03%, 04/06/05                                36,500            36,500
   ~     2.03%, 04/07/05                                17,800            17,800
   ~     2.03%, 04/08/05                                25,000            25,000
   ~     2.00%, 05/05/05                                26,900            26,900
   ~     2.11%, 05/09/05                                10,800            10,800
   ~     2.00%, 05/16/05                                38,900            38,900
     EL CAJON REDEVELOPMENT AGENCY
  +@ M/F Housing RB (Park-Mollison &
     Madison Apts) Series 1998
         2.31%, 04/07/05                                 4,900             4,900
     EL CAMINO COMMUNITY COLLEGE DISTRICT
+~@o GO Bonds Series 2003A
         2.31%, 04/07/05                                16,100            16,100
     EMERYVILLE REDEVELOPMENT AGENCY
  +@ M/F Housing RB (Bay St Apts)
     Series 2002A
         2.31%, 04/07/05                                33,215            33,215
     FILLMORE PUBLIC FINANCING AUTH
  +@ RB (Central City Redevelopment
     Area) Series 2003A
         2.25%, 04/07/05                                27,775            27,775
     FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
 ~@o GO Bonds Series A
         2.32%, 04/07/05                                 9,970             9,970
     FRESNO IDA
  +@ IDRB (Keiser Corp) Series 1997
         2.34%, 04/07/05                                 1,500             1,500
     HAYWARD
  +@ M/F Housing RB (Shorewood Apts)
     Series 1984A
         2.29%, 04/07/05                                12,100            12,100
     HAYWARD HOUSING AUTH
  +@ M/F Mortgage Refunding RB
     (Huntwood Terrace Apts) Series
     1993A
         2.12%, 04/07/05                                 5,365             5,365
     HERCULES PUBLIC FINANCING AUTH
  +@ Lease RB Series 2003A
         2.27%, 04/07/05                                 7,000             7,000
     HERCULES REDEVELOPMENT AGENCY
  +@ IDRB (Pro Media) Series 2000A
         2.55%, 04/07/05                                 2,500             2,500

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS  continued

     ISSUER                                        FACE AMOUNT          VALUE
     RATE, MATURITY DATE                           ($ x 1,000)       ($ x 1,000)
     HESPERIA UNIFIED SD
 +~@ COP (2004 Interim School Facility
     Funding)
         2.27%, 04/07/05                                10,000            10,000
     HUNTINGTON BEACH
  +@ M/F Housing RB (Five Points
     Seniors) Series 1991A
         2.31%, 04/07/05                                 9,500             9,500
     HUNTINGTON PARK REDEVELOPMENT AGENCY
  +@ M/F Housing RB (Casa Rita Apts)
     Series 1994A
         2.31%, 04/07/05                                 4,950             4,950
     IRVINE ASSESSMENT DISTRICT NO. 87-8
  +@ Limited Obligation Improvement
     Bonds Series 1999
         2.28%, 04/01/05                                   200               200
     KERN CNTY
     2004-05 TRAN
         1.60%, 06/30/05                                45,000            45,153
  +@ COP Series 1986A
         2.23%, 04/07/05                                 1,500             1,500
     LONG BEACH
+~@o Harbor Refunding RB Series 2005A
         2.33%, 04/07/05                                11,300            11,300
     LONG BEACH HARBOR FACILITIES CORP.
 +~@ Harbor RB Series 2002A
         2.31%, 04/07/05                                14,000            14,000
     Harbor TECP Series A
   ~     2.10%, 05/12/05                                10,000            10,000
   ~     2.07%, 06/08/05                                28,750            28,750
     LONG BEACH HOUSING AUTH
  +@ M/F Housing Refunding RB (Channel
     Point Apts) Series 1998A
         2.30%, 04/07/05                                 7,000             7,000
     LONG BEACH UNIFIED SD
 +~@ Capital Improvement Refinancing
     COP Series 2001
         2.28%, 04/07/05                                 4,645             4,645
     LOS ANGELES
     2004 TRAN
 ~@o     2.31%, 04/07/05                                34,000            34,000
         1.97%, 06/30/05                                85,000            85,829
+~@o GO Bonds Series 2004A
         2.30%, 04/07/05                                 9,000             9,000
+~@o GO Refunding Bonds Series 1998A
         2.30%, 04/07/05                                 4,150             4,150
  +@ M/F Housing RB (Beverly Park Apts) Series
     1988A
         2.34%, 04/07/05                                34,000            34,000
  +@ M/F Housing RB (Channel Gateway Apts)
     Issue 1989B
         2.33%, 04/07/05                                47,700            47,700
  +@ M/F Housing RB (Fountain Park Phase II)
     Series 2000B
         2.25%, 04/07/05                                33,615            33,615
  +@ M/F Housing RB (Studio Colony) Series 1985C
         2.27%, 04/07/05                                15,111            15,111
  +@ M/F Housing RB Series 1985K
         2.23%, 04/07/05                                   852               852
  +@ M/F Housing Refunding RB (Tri-City) Series
     2001I
         2.25%, 04/07/05                                   600               600
   ~ Wastewater System TECP
         2.04%, 04/12/05                                34,000            34,000
     LOS ANGELES CNTY CAPITAL ASSET LEASING
     CORP.
     Lease Revenue TECP
   +     1.90%, 04/07/05                                28,800            28,800
   +     2.03%, 04/08/05                                25,710            25,710
   +     2.00%, 05/05/05                                16,500            16,500
   +     2.04%, 05/11/05                                17,860            17,860
     LOS ANGELES CNTY METROPOLITAN
     TRANSPORTATION AUTH
+~@o Sales Tax RB Series 1997A
         2.32%, 04/07/05                                 23,830            23,830
     Second Suboridinate Sales Tax
     Revenue TECP Series A
   +     1.85%, 04/06/05                                12,000            12,000
   +     2.03%, 04/06/05                                13,139            13,139
   +     2.00%, 05/09/05                                25,267            25,267
   +     2.00%, 05/10/05                                10,054            10,054
   +     2.00%, 05/16/05                                26,154            26,154
   +     2.05%, 05/18/05                                38,684            38,684
   +     2.07%, 06/09/05                                20,000            20,000
+~@o Sr Sales Tax RB Series 2001A
         2.31%, 04/07/05                                12,600            12,600
+~@o Sr Sales Tax Refunding RB Series 2001B
         2.31%, 04/07/05                                24,750            24,750
     LOS ANGELES COMMUNITY REDEVELOPMENT AGENCY
  +@ M/F Housing RB (Metropolitan Lofts
     Apts) Series 2002A
         2.37%, 04/07/05                                17,750            17,750
     LOS ANGELES CONVENTION & EXHIBITION CENTER
     AUTH
 +~@ Refunding Lease RB Series 2003B2
         2.20%, 04/07/05                                 7,070             7,070
 +~@ Refunding Lease RB Series 2003E
         2.28%, 04/07/05                                14,500            14,500
     LOS ANGELES DEPT OF WATER & POWER
  ~@ Power System  RB Series 2001B-1
         2.28%, 04/07/05                                 6,000             6,000
+~@o Power System RB Series 2001A
         2.31%, 04/07/05                                24,750            24,750
     Power System RB Series 2001A-1
+~@o     2.31%, 04/07/05                                15,000            15,000
 ~@o     2.32%, 04/07/05                                 7,120             7,120
  ~@ Power System RB Series 2001B-2
         2.20%, 04/07/05                                12,520            12,520
     Power System Revenue CP Notes
   ~     2.03%, 05/04/05                                36,500            36,500
   ~     2.00%, 05/06/05                                 4,000             4,000
   ~     2.00%, 05/11/05                                40,000            40,000
+~@o Water System RB Series 2001A
         2.30%, 04/07/05                                12,707            12,707
+~@o Water Works RB Series 1999
         2.32%, 04/07/05                                22,090            22,090
     LOS ANGELES HARBOR DEPARTMENT
     TECP Series B
   ~     2.02%, 04/05/05                                10,100            10,100

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS  continued

     ISSUER                                        FACE AMOUNT          VALUE
     RATE, MATURITY DATE                           ($ x 1,000)       ($ x 1,000)
   ~     1.89%, 04/07/05                                27,465            27,465
   ~     2.04%, 04/07/05                                 8,204             8,204
   ~     2.05%, 04/07/05                                24,457            24,457
   ~     2.03%, 05/10/05                                10,072            10,072
   ~     2.02%, 05/16/05                                11,282            11,282
     LOS ANGELES MUNICIPAL IMPROVEMENT CORP.
     Lease Revenue TECP Series A-1
   +     1.83%, 04/06/05                                10,200            10,200
   +     2.00%, 05/09/05                                14,293            14,293
     LOS ANGELES UNIFIED SD
 ~@o 2004-2005 TRAN Series A
         2.31%, 04/07/05                               121,500           121,500
+~@o GO Bonds Election of 2002 Series A (2003)
         2.31%, 04/07/05                                20,810            20,810
+~@o GO Bonds Series 1999C
         2.31%, 04/07/05                                16,400            16,400
     LOS ANGELES WASTEWATER SYSTEM
+~@o RB Series 1998A
         2.31%, 04/07/05                                17,000            17,000
+~@o Refunding RB Series 2002A
         2.31%, 04/07/05                                12,245            12,245
     MADERA CNTY
  +@ Lease RB (Madera Municipal Golf
     Course Refinancing) Series 1993
         2.24%, 04/07/05                                 3,050             3,050
     MARTINEZ
  +@ M/F Housing Refunding RB (Muirwood
     Garden Apts) Series 2003A
         2.24%, 04/07/05                                 6,800             6,800
     MT. SAN ANTONIO COMMUNITY COLLEGE DISTRICT
+~@o GO Bonds 2001 Election Series 2004B
         2.31%, 04/07/05                                13,140            13,140
     MT. SAN JACINTO WINTER PARK AUTH
  +@ COP (1998 Palm Springs Aerial
     Tramway)
         2.30%, 04/07/05                                 3,300             3,300
  +@ COP (Palm Springs Aerial Tramway) Series
     2000B
         2.30%, 04/07/05                                 2,900             2,900
     OAKLAND
+~@o Insured RB (180 Harrison
     Foundation) Series 1999A
         2.32%, 04/07/05                                 4,500             4,500
     OAKLAND JOINT POWERS FINANCING AUTH
 +~@ Lease RB Series 1998A-2
         2.25%, 04/07/05                                 5,580             5,580
     OCEANSIDE
  +@ M/F Mortgage RB (Riverview Springs
     Apts) Series 1990A
         2.31%, 04/07/05                                12,070            12,070
     ORANGE CNTY
  +@ Apartment Development Refunding RB
     (Villas Aliento) Series 1998E
         2.28%, 04/07/05                                 4,500             4,500
  +@ Apartment Development Refunding RB
     (Vintage Woods) Series 1998H
         2.30%, 04/07/05                                10,600            10,600
  +@ Apartment Development Refunding RB (WLCO
     LF Partners) Series 1998G
         2.30%, 04/07/05                                15,150            15,150
  +@ COP (Florence Crittenton Services) Series
     1990
         2.22%, 04/07/05                                 4,900             4,900
     ORANGE CNTY LOCAL TRANSPORTATION AUTH
   + Sales Tax Revenue TECP
         2.00%, 05/05/05                                15,500            15,500
     ORANGE CNTY SANITATION DISTRICT
+~@o COP Series 2003
         2.30%, 04/07/05                                 2,132             2,132
     OXNARD FINANCING AUTH
 +~@ Lease RB Series 2003B
         2.28%, 04/07/05                                14,200            14,200
     PALO ALTO UNIFIED SD
 ~@o GO Bonds Series B TOB Series 1997R
         2.32%, 04/07/05                                 6,000             6,000
     PETALUMA COMMUNITY DEVELOPMENT COMMISSION
  +@ M/F Housing RB (Oakmont) Series
     1996A
         2.32%, 04/07/05                                 3,450             3,450
     PINOLE REDEVELOPMENT AGENCY
  +@ M/F Housing RB (East Bluff Apts)
     Series 1998A
         2.35%, 04/07/05                                 4,959             4,959
     PLEASANT HILL
  +@ M/F Mortgage RB (Brookside Apts)
     Series 1988A
         2.23%, 04/07/05                                 4,300             4,300
     PLEASANTON
  +@ M/F Housing RB (Busch Senior
     Housing) Series 2003A
         2.34%, 04/07/05                                13,360            13,360
     PORT OF OAKLAND
   + CP Notes Series D
         2.07%, 06/09/05                                24,000            24,000
     RB Series 2000K
+~@o     2.33%, 04/07/05                                 8,415             8,415
+~@o     2.37%, 04/07/05                                15,000            15,000
     REDWOOD CITY
  +@ COP (City Hall)  Series 1998
         2.27%, 04/07/05                                 3,070             3,070
     RICHMOND
  +@ M/F Housing RB (Baycliff Apts)
     Series 2004A
         2.34%, 04/07/05                                28,800            28,800
     RIVERSIDE CNTY HOUSING AUTH
  +@ M/F Housing  RB (Victoria Springs
     Apts) Series 1989C
         2.31%, 04/07/05                                 9,000             9,000
  +@ M/F Housing RB (Briarwood Apts) Series
     1985C
         2.31%, 04/07/05                                 4,500             4,500
  +@ M/F Housing Refunding RB (Tyler Springs
     Apts) Series 1999C
         2.30%, 04/07/05                                 8,300             8,300
     ROSEVILLE JOINT UNION HIGH SD
 +~@ COP Series 2003
         2.27%, 04/07/05                                 5,935             5,935

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS  continued

     ISSUER                                        FACE AMOUNT          VALUE
     RATE, MATURITY DATE                           ($ x 1,000)       ($ x 1,000)
     SACRAMENTO CNTY
     2004 TRAN Series A
         1.65%, 07/11/05                                35,000            35,129
  +@ Special Facilities Airport RB (Cessna
     Aircraft Co) Series 1998
         2.29%, 04/07/05                                 3,300             3,300
     SACRAMENTO CNTY HOUSING AUTH
  +@ M/F Housing RB (Carlton Plaza
     Senior Apts) Series 2003E
         2.33%, 04/07/05                                14,000            14,000
  +@ M/F Housing RB (Hastings Park Apts) Series
     2004G
         2.34%, 04/07/05                                16,500            16,500
  +@ M/F Housing RB (Hidden Oaks Apts) Series
     1999C
         2.34%, 04/07/05                                 6,300             6,300
  +@ M/F Housing Refunding RB (Chesapeake
     Commons Apts) Series 2001C
         2.31%, 04/07/05                                28,000            28,000
     SACRAMENTO CNTY SANITATION DISTRICT
 ~@o RB Series 2000A
         2.30%, 04/07/05                                18,535            18,535
     SACRAMENTO HOUSING AUTH
  +@ M/F Housing RB (Atrium Court Apts)
     2002G
         2.34%, 04/07/05                                17,200            17,200
  +@ M/F Housing RB (St. Anton Building Apts)
     Series 2003I
         2.34%, 04/07/05                                 8,000             8,000
     SACRAMENTO REDEVELOPMENT AGENCY
  +@ M/F Housing RB (18th & L Apts)
     Series 2002E
         2.34%, 04/07/05                                21,075            21,075
     SACRAMENTO UNIFIED SD
     2004-05 TRAN
         2.05%, 11/30/05                                10,000            10,094
     SAN BERNARDINO CNTY
 +~@ COP (Medical Center) Series 1998
         2.18%, 04/07/05                                 2,000             2,000
     SAN DIEGO CNTY & SCHOOL DISTRICTS
     TRAN Program Note Participations
     Series 2004A
         1.58%, 07/25/05                                15,000            15,078
         1.59%, 07/25/05                               102,600           103,128
     SAN DIEGO HOUSING AUTH
  +@ M/F Housing RB (Hillside Garden
     Apts) Series 2004B
         2.34%, 04/07/05                                12,800            12,800
  +@ M/F Mortgage Refunding RB (Creekside Villa
     Apts) Issue 1999B
         2.31%, 04/07/05                                 6,000             6,000
     SAN DIEGO UNIFIED SD
     2004-2005 TRAN Series A
         1.59%, 07/25/05                                75,000            75,328
+~@o GO Bonds Series 2002D
         2.13%, 06/15/05                                12,280            12,280
+~@o GO Bonds Series 2003E
         2.13%, 06/15/05                                21,665            21,665
     SAN FRANCISCO AIRPORTS COMMISSION
+~@o Second Series RB Series 18B
         2.30%, 04/07/05                                16,255            16,255
+~@o Second Series RB Series 24A
         2.36%, 04/07/05                                12,670            12,670
     SAN FRANCISCO CITY & CNTY
  +@ M/F Housing RB (Carter Terrace
     Apts) Series 2002B
         2.34%, 04/07/05                                 7,000             7,000
  +@ M/F Housing Refunding RB (City Heights
     Apts) Series 1997A
         2.35%, 04/07/05                                19,800            19,800
     SAN FRANCISCO CITY & CNTY HOUSING AUTH
  +@ M/F Housing Refunding RB (Valencia
     Gardens) Series 2004
         2.30%, 04/07/05                                20,000            20,000
     SAN FRANCISCO CITY & CNTY REDEVELOPMENT
     AGENCY
  +@ M/F Housing RB (Derek Silva
     Community) Series 2002D
         2.34%, 04/07/05                                 6,000             6,000
  +@ M/F Housing RB (Ocean Beach Apts) Series
     2001B
         2.38%, 04/07/05                                 7,234             7,234
  +@ M/F Housing Refunding RB (Fillmore Center)
     Series 1992A2
         2.34%, 04/07/05                                 3,750             3,750
     SAN FRANCISCO CNTY TRANSPORTATION AUTH
     CP Notes Series A & B
   ~     2.04%, 04/12/05                                25,000            25,000
   ~     2.07%, 05/11/05                                10,000            10,000
   ~     2.04%, 05/16/05                                10,000            10,000
   ~     2.07%, 06/09/05                                 7,500             7,500
   ~     2.10%, 06/10/05                                20,000            20,000
     SAN FRANCISCO UNIFIED SD
     2004 TRAN
         2.06%, 12/01/05                                37,500            37,854
     SAN GABRIEL VALLEY COUNCIL OF GOVERNMENTS
   + Grant Anticipation Notes (Alameda
     Corridor Transportation)
         1.98%, 04/07/05                                30,300            30,300
     SAN JOAQUIN CNTY TRANSPORTATION AUTH
   + Sales Tax Revenue TECP
         2.03%, 05/11/05                                 7,000             7,000
     SAN JOSE
+~@o GO Bonds (Libraries, Parks &
     Public Safety) Series 2002
         2.30%, 04/07/05                                11,222            11,222
  +@ M/F Housing RB (Almaden Family Apts)
     Series 2003D
         2.34%, 04/07/05                                 5,000             5,000
  +@ M/F Housing RB (Almaden Lake Village Apts)
     Series 1997A
         2.31%, 04/07/05                                20,400            20,400
  +@ M/F Housing RB (Betty Anne Gardens Apts)
     Series 2002A
         2.31%, 04/07/05                                 7,610             7,610
  +@ M/F Housing RB (El Paseo Apts) Series 2002B
         2.31%, 04/07/05                                 5,145             5,145
  +@ M/F Housing RB (Raintree Apts) Series 2005A
         2.34%, 04/07/05                                10,500            10,500
  +@ M/F Housing RB (Siena at Renaissance
     Square Apts) Series 1996A
         2.34%, 04/07/05                                21,500            21,500

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS  continued

     ISSUER                                        FACE AMOUNT          VALUE
     RATE, MATURITY DATE                           ($ x 1,000)       ($ x 1,000)
     SAN JOSE FINANCING AUTH
 +~@ Lease RB (Land Acquisition) Series
     2005B
         2.31%, 04/07/05                                12,845            12,845
     SAN JOSE REDEVELOPMENT AGENCY
  +@ M/F Housing RB (101 San Fernando
     Apts) Series 1998A
         2.33%, 04/07/05                                38,000            38,000
     SAN MARCOS REDEVELOPMENT AGENCY
  +@ M/F Housing RB (Grandon Village)
     Series 2002A
         2.28%, 04/07/05                                13,500            13,500
     SANTA BARBARA CNTY
     2004-2005 TRAN Series A
         1.57%, 07/26/05                                 7,375             7,408
     SANTA CLARA CNTY
  +@ M/F Housing Refunding RB
     (Briarwood Apts) Series 1996B
         2.30%, 04/07/05                                12,400            12,400
  +@ M/F Housing Refunding RB (Grove Garden
     Apts) Series 1997A
         2.30%, 04/07/05                                14,000            14,000
     SANTA CRUZ CNTY
     2004-2005 TRAN Series A
         1.62%, 07/06/05                                10,000            10,036
     SANTA FE SPRINGS IDA
  +@ IDRB (Tri-West) Series 1983
         2.00%, 04/30/05                                 4,000             4,000
     SANTA ROSA
  +@ Wastewater Refunding RB Series
     2004A
         2.27%, 04/07/05                                23,000            23,000
     SANTA ROSA HOUSING AUTH
  +@ M/F Housing RB (Quail Run Apts)
     Series 1997A
         2.37%, 04/07/05                                 8,380             8,380
     SOUTH PLACER WASTEWATER AUTH
 +~@ Wastewater RB Series B
         2.25%, 04/07/05                                 5,200             5,200
     SOUTH SAN FRANCISCO
  +@ M/F Housing RB (Magnolia Plaza
     Apts) Series 1987A
         2.36%, 04/07/05                                 5,500             5,500
     SOUTHERN CALIFORNIA HOME FINANCING AUTH
  ~@ S/F Mortgage RB Series 2004A
         2.32%, 04/07/05                                24,800            24,800
  ~@ S/F Mortgage RB Series 2004B
         2.30%, 04/07/05                                15,980            15,980
     SOUTHERN CALIFORNIA METROPOLITAN WATER
     DISTRICT
 ~@o Water RB Series 1999A
         2.32%, 04/07/05                                18,500            18,500
  ~@ Water Refunding RB Series 2003C-1
         2.20%, 04/07/05                                15,300            15,300
  ~@ Water Refunding RB Series 2003C-2
         2.23%, 04/07/05                                 9,000             9,000
     STOCKTON
  +@ Arch Road East Community
     Facilities District No. 99-02
     Special Tax Bonds Series 1999
         2.30%, 04/07/05                                 1,255             1,255
     SUNNYVALE
 +~@ COP (Government Center Site
     Acquisition) Series 2001A
         2.28%, 04/07/05                                 6,800             6,800
     SWEETWATER UNION HIGH SD
+~@o Special Tax RB Series 2005A
         2.31%, 04/07/05                                 8,100             8,100
     UNION CITY
  +@ M/F Housing Refunding RB
     (Greenhaven Apts) Series 1997A
         2.30%, 04/07/05                                 7,975             7,975
     UNIVERSITY OF CALIFORNIA
+~@o General RB Series 2003A
         2.30%, 04/07/05                                 8,265             8,265
+~@o General Revenue Bonds Series 2003A
         2.30%, 04/07/05                                 9,005             9,005
 ~@o RB (Multiple Purpose) Series K
         2.31%, 04/07/05                                19,430            19,430
+~@o RB (Multiple Purpose) Series O
         2.30%, 04/07/05                                 7,495             7,495
     TECP Series A
         1.95%, 04/06/05                                 8,600             8,600
         1.88%, 04/08/05                                25,200            25,200
         2.00%, 05/11/05                                 2,500             2,500
         2.00%, 05/16/05                                12,545            12,545
     VAL VERDE UNIFIED SD
  +@ COP (Land Bank) Series 2004A
         2.28%, 04/07/05                                 2,600             2,600
     VENTURA CNTY
     2004-05 TRAN
         1.60%, 07/01/05                                60,000            60,206
     VICTOR VALLEY COMMUNITY COLLEGE DISTRICT
  +@ COP Series 1997
         2.32%, 04/07/05                                50,475            50,475
     WEST SACRAMENTO COMMUNITY FACILITIES
     DISTRICT #6
  +@ Special Tax Bonds Series 1997A
         2.45%, 04/07/05                                   780               780
     WESTERN PLACER UNIFIED SD
  +@ COP (School Facilities) Series 2003
         2.33%, 04/07/05                                 9,000             9,000
     WESTMINISTER REDEVELOPMENT AGENCY
 +~@ Commercial Redevelopment Project
     No. 1 Tax Allocation Refunding RB
     Series 1997
         2.27%, 04/07/05                                21,500            21,500
  +@ M/F Housing RB (Brookhurst Royale Senior
     Assisted Living) Series 2000A
         2.45%, 04/07/05                                 7,700             7,700
     WESTMINSTER
 +~@ COP (Civic Center Refunding)
     Series 1998A
         2.27%, 04/07/05                                 3,410             3,410
                                                                     -----------
                                                                       6,832,854
     PUERTO RICO  2.4%
     GOVERNMENT DEVELOPMENT BANK OF PUERTO RICO
     TECP Series 1997
         2.37%, 06/03/05                                 8,340             8,340

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS  continued

     ISSUER                                        FACE AMOUNT          VALUE
     RATE, MATURITY DATE                           ($ x 1,000)       ($ x 1,000)
     PUERTO RICO
+~@o Public Improvement & Refunding
     Bonds Series 2000
         2.28%, 04/07/05                                   400               400
+~@o Public Improvement Bonds 2000
         2.28%, 04/07/05                                 6,800             6,800
+~@o Public Improvement Bonds Series 2001A
         2.31%, 04/07/05                                 5,135             5,135
+~@o Public Improvement Bonds Series 2001B
         2.29%, 04/07/05                                 7,295             7,295
+~@o Public Improvement Refunding Bonds Series
     2002A
         2.38%, 04/07/05                                 4,995             4,995
     PUERTO RICO ELECTRIC POWER AUTH
+~@o Power RB Series HH
         2.29%, 04/07/05                                20,765            20,765
+~@o Power RB Series II
         2.29%, 04/07/05                                 7,405             7,405
     PUERTO RICO HFC
+~@o Homeownership  Mortgage
     GNMA-Guaranteed RB Series 1998A
         1.10%, 04/07/05                                 9,900             9,900
+~@o Homeownership Mortgage RB Series 2000A
         2.31%, 04/07/05                                   685               685
     M/F Mortgage RB Portfolio A Series I
+~@o     2.31%, 04/07/05                                 5,000             5,000
+~@o     2.33%, 04/07/05                                 3,590             3,590
     PUERTO RICO HIGHWAY & TRANSPORTATION AUTH
+~@o Grant Anticipation RB
         2.29%, 04/07/05                                 4,250             4,250
+~@o Highway RB Series Y
         2.28%, 04/07/05                                 5,700             5,700
         2.29%, 04/07/05                                 8,600             8,600
+~@o Highway Refunding RB Series AA
         2.29%, 04/07/05                                 3,995             3,995
+~@o Subordinated Transportation RB Series 20            03
         2.28%, 04/07/05                                 6,200             6,200
 +~@ Transportation RB Series 1998A
         2.23%, 04/07/05                                 2,610             2,610
+~@o Transportation RB Series 2000B
         2.32%, 04/07/05                                 4,950             4,950
+~@o Transportation RB Series G & Subordinated
     RB Series 2003
         2.29%, 04/07/05                                 9,380             9,380
+~@o Transportation RB Series J & I
         2.29%, 04/07/05                                 4,995             4,995
     PUERTO RICO INFRASTRUCTURE FINANCING AUTH
 ~@o Special Obligation Bonds Series
     2000A
         2.29%, 04/07/05                                20,000            20,000
+~@o Special Tax RB Series 1997A
         2.28%, 04/07/05                                 3,290             3,290
     PUERTO RICO PUBLIC BUILDINGS AUTH
+~@o Government Facilities RB Series B
         2.29%, 04/07/05                                 6,295             6,295
+~@o Refunding RB Series L
         2.29%, 04/07/05                                 3,500             3,500
                                                                     -----------
                                                                         164,075

END OF INVESTMENTS.

At 03/31/05, the tax basis cost of the fund's investments was $6,996,929.

THE CHARLES SCHWAB FAMILY OF FUNDS

SCHWAB MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS As of March 31, 2005, unaudited

The following are the portfolio holdings at 03/31/05. For more information please refer to the fund's semi-annual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities.

+ Credit-enhanced security

~ Liquidity-enhanced security

@ Variable-rate security

o Tender Option Bond

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                  ($X1,000)        ($X1,000)
--------------------------------------------------------------------------------
 99.9%  MUNICIPAL SECURITIES                        13,056,809       13,056,809
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                           13,056,809       13,056,809
  0.1%  OTHER ASSETS AND LIABILITIES                                     13,873
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                   13,070,682

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      MUNICIPAL SECURITIES  99.9% of net assets

      ALABAMA  0.8%

      ALABAMA IDA
   +@ IDRB (Scientific Utilization) Series 1996
           2.58%, 04/07/05                                    1,890        1,890
      BIRMINGHAM PUBLIC EDUCATIONAL BUILDING AUTH
   +@ Student Housing RB Series 2005A
           2.30%, 04/07/05                                    6,415        6,415
      BIRMINGHAM SPECIAL CARE FACILITIES FINANCING AUTH
   +@ Health Care Facility RB (Eastern Health
      System) Series 2003A
           2.29%, 04/07/05                                   36,500       36,500
      DAPHNE UTILITIES BOARD
  +~@ Water, Gas & Sewer Refunding RB Series
      2000
           2.31%, 04/07/05                                    8,100        8,100
      DECATUR IDB
    @ Exempt Facilities Refunding RB (Nucor
      Steel Decatur) Series 2003A
           2.34%, 04/07/05                                   17,000       17,000
      DOTHAN IDB
   +@ IDRB (Baxley Blowpipe) Series 1997
           3.03%, 04/07/05                                      200          200
      FT. PAYNE IDA
   +@ IDRB (Charleston Hosiery) Series 1997
           2.39%, 04/07/05                                      800          800
      HOOVER BOARD OF EDUCATION
 +~@o Capital Outlay TAN Series 2001
           2.32%, 04/07/05                                    9,860        9,860
      INDIAN SPRINGS VILLAGE
   +@ RB (Joseph Bruno Montessori Academy)
      Series 1999
           2.45%, 04/07/05                                    1,190        1,190
      SCOTTSBORO
   +@ School Warrants Series 1997
           2.38%, 04/07/05                                    3,655        3,655
      STEVENSON IDB
   +@ Environmental Improvement RB (Mead Corp)
      Series 1997
           2.34%, 04/07/05                                   17,300       17,300
      TUSCALOOSA CNTY
   +@ IDRB (Knight Specialties) Series 1998
           2.50%, 04/07/05                                      885          885
                                                                     -----------
                                                                         103,795
      ALASKA  0.2%

      ALASKA HFC
 +~@o General Mortgage RB Series 1999A
           2.35%, 04/07/05                                   21,805       21,805
  ~@o General Mortgage RB Series 2002A
           2.32%, 04/07/05                                    5,995        5,995
                                                                     -----------
                                                                          27,800
      ARIZONA  0.6%

      ARIZONA HEALTH FACILITIES AUTH
  +~@ Hospital RB (Northern Arizona Healthcare
      System) Series 1996B
           2.28%, 04/07/05                                    7,050        7,050
  +~@ RB (Arizona Voluntary Hospital Federation Pooled
      Loan Program) Series 1985A
           2.28%, 04/07/05                                    5,595        5,595
  +~@ RB (Arizona Voluntary Hospital Federation Pooled
      Loan Program) Series 1985B
           2.28%, 04/07/05                                    9,310        9,310
      CHANDLER IDA
   +@ IDRB (South Bay Circuits) Series 1999A
           2.40%, 04/07/05                                    1,300        1,300
      MARICOPA CNTY IDA
   +@ M/F Mortgage Refunding RB (San Fernando
      Apts) Series 2004
           2.35%, 04/07/05                                    7,750        7,750
      PHOENIX CIVIC IMPROVEMENT CORP.
   +@ Subordinated Excise Tax RB (Airport
      Improvements) Series 1995
           2.30%, 04/07/05                                    1,000        1,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      SUN DEVIL ENERGY CENTER
  +~@ RB (Arizona State Univ) Series 2004
           2.30%, 04/07/05                                   16,000       16,000
      TEMPE INDUSTRIAL DEVELOPMENT AUTH
   +@ RB (ASUF Brickyard) Series 2004A
           2.30%, 04/07/05                                   11,210       11,210
      YAVAPAI CNTY IDA
  +~@ Hospital RB (Yavapai Regional Medical
      Center) Series 1997B
           2.28%, 04/07/05                                   14,250       14,250
                                                                     -----------
                                                                          73,465
      ARKANSAS  0.1%

      ARKANSAS DEVELOPMENT FINANCE AUTH
   +@ IDRB (C&C Holding Co) Series 1998
           2.40%, 04/07/05                                      850          850
      INDEPENDENCE CNTY
   +@ IDRB (Townsends) Series 1996
           2.34%, 04/07/05                                    9,000        9,000
                                                                     -----------
                                                                           9,850
      CALIFORNIA  4.5%

      ACCESS LOANS FOR LEARNING STUDENT LOAN CORP.
   +@ Student Loan Program RB Senior Series
      II-A8
           2.33%, 04/07/05                                   22,150       22,150
   +@ Student Loan Program RB Senior Series II-A9
           2.28%, 04/07/05                                   74,000       74,000
   +@ Student Loan Program RB Series II-A1
           2.33%, 04/07/05                                   35,000       35,000
   +@ Student Loan Program RB Series II-A2
           2.33%, 04/07/05                                   20,000       20,000
   +@ Student Loan Program RB Series II-A3
           2.33%, 04/07/05                                   23,700       23,700
      CALIFORNIA
      2004-05 RAN Series A
           1.73%, 06/30/05                                  170,250      170,775
   ~@ Economic Recovery Bonds Series 2004C-4
           2.33%, 04/01/05                                    4,000        4,000
      CALIFORNIA DEPT OF WATER RESOURCES
   +@ Power Supply RB Series 2002B-2
           2.30%, 04/01/05                                    5,000        5,000
   +@ Power Supply RB Series 2002C-17
           2.25%, 04/07/05                                    1,700        1,700
      CALIFORNIA HEALTH FACILITIES FINANCE AUTH
  +~@ Insured RB (Sutter/CHS) Series 1996B
           2.28%, 04/01/05                                    7,000        7,000
      CALIFORNIA HFA
  +~@ Home Mortgage RB Series 2000N
           2.30%, 04/07/05                                    4,065        4,065
  +~@ Home Mortgage RB Series 2002B
           2.35%, 04/01/05                                    8,300        8,300
  +~@ Home Mortgage RB Series 2002F
           2.27%, 04/01/05                                    5,305        5,305
  +~@ Home Mortgage RB Series 2003H
           2.12%, 04/07/05                                      975          975
   ~@ Home Mortgage RB Series 2005B
           2.37%, 07/01/05                                   30,220       30,220
   ~@ M/F Housing RB III Series 2002E
           2.32%, 04/07/05                                    6,330        6,330
      CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTH
    + Pool Bonds Series 2004A
           1.60%, 07/06/05                                   10,000       10,036
      LOS ANGELES
    ~ Wastewater System TECP
           1.90%, 04/07/05                                   46,875       46,875
      LOS ANGELES CNTY
      2004-05 TRAN Series A
           1.60%, 06/30/05                                   85,000       85,289
      LOS ANGELES CNTY CAPITAL ASSET LEASING CORP.
    + Lease Revenue TECP
           2.02%, 04/07/05                                    2,500        2,500
      LOS ANGELES CNTY METROPOLITAN TRANSPORTATION AUTH
    + Second Subordinate Sales Tax Revenue
      TECP Series A
           2.10%, 06/10/05                                   28,051       28,051
                                                                     -----------
                                                                         591,271
      COLORADO  4.0%

      ARAPAHOE CNTY
   +@ Refunding IDRB (Denver Jetcenter) Series
      1997
           2.15%, 04/30/05                                    3,500        3,500
      ARVADA
  +~@ Water Enterprise RB Series 2001
           2.05%, 04/01/05                                    4,100        4,100
      CENTERRA METROPOLITAN DISTRICT NO.1
   +@ Revenue Bonds Series 2004
           2.31%, 04/07/05                                   10,000       10,000
      COLORADO
  ~@o Education Loan Program TRAN Series 2004A
           2.31%, 04/07/05                                   34,920       34,920
      General Fund TRAN Series 2004A
           1.60%, 06/27/05                                   38,400       38,526
           1.58%, 06/27/05                                   98,000       98,326
           1.58%, 06/27/05                                   10,000       10,022
      COLORADO DEPT OF TRANSPORTATION
 +~@o Transportation RAN Series 2004A
           2.31%, 04/07/05                                    9,500        9,500
      COLORADO HOUSING & FINANCE AUTH
   +@ Economic Development RB (Pemracs) Series
      2000A
           2.40%, 04/07/05                                    3,440        3,440
      S/F Mortgage Class I Bonds Series 2004A-4
           1.82%, 08/01/05                                   26,300       26,300
  ~@o S/F Program Senior Bonds Series 1995D
           2.43%, 04/07/05                                      865          865
      COLORADO STUDENT LOAN AUTH
  +~@ Sr Lien Student Loan RB Series 1999A-2
           2.32%, 04/07/05                                   28,400       28,400
  +~@ Sr Lien Student Loan RB Series 1999A-3
           2.32%, 04/07/05                                   29,800       29,800
  +~@ Student Loan Program Sr Bonds Series 1990A
           2.35%, 04/07/05                                   14,400       14,400

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
  +~@ Student Loan RB Series 1989A
           2.32%, 04/07/05                                   49,400       49,400
      DENVER CITY & CNTY
   +@ Airport System RB Series 1992F
           2.32%, 04/07/05                                   17,875       17,875
   +@ Airport System RB Series 1992G
           2.32%, 04/07/05                                   18,325       18,325
  +~@ Airport System Refunding RB Series 2000B
           2.30%, 04/07/05                                   10,000       10,000
  +~@ Airport System Refunding RB Series 2000C
           2.32%, 04/07/05                                   50,000       50,000
  +~@ Refunding COP (Wellington E. Webb Municipal Office
      Building) Series 2003C-3
           2.28%, 04/07/05                                   20,000       20,000
      LOWRY ECONOMIC DEVELOPMENT AUTH
   +@ IDRB Series 2002B
           2.28%, 04/07/05                                   14,140       14,140
   +@ Refunding RB Series 2002A
           2.28%, 04/07/05                                   11,260       11,260
      REGIONAL TRANSPORTATION DISTRICT
    + Subordinate Lien Sales Tax Revenue TECP
      Series 2001A
           2.00%, 04/06/05                                    7,500        7,500
      WESTMINSTER ECONOMIC DEVELOPMENT AUTH
   +@ Tax Increment RB (Westminster Plaza)
      Series 1997A
           2.40%, 04/07/05                                    6,310        6,310
                                                                     -----------
                                                                         516,909
      CONNECTICUT  1.4%

      CONNECTICUT HFA
 +~@o Housing Draw Down Bonds Series 2004B
           2.33%, 04/07/05                                    8,405        8,405
 +~@o S/F Mortgage RB Draw Down Series 2004B
           2.33%, 04/07/05                                  141,940      141,940
      FAIRFIELD
      GO BAN Series 2004
           1.50%, 07/28/05                                   25,000       25,119
                                                                     -----------
                                                                         175,464
      DELAWARE  0.3%

      DELAWARE ECONOMIC DEVELOPMENT AUTH
  +~@ RB (Hospital Billing & Collection
      Service) Series 1985
           2.24%, 04/07/05                                    1,115        1,115
  +~@ RB (Hospital Billing & Collection Service) Series
      1985C
           2.24%, 04/07/05                                    3,780        3,780
      NEW CASTLE CNTY
   +@ Airport Facility RB (Flightsafety
      International) Series 2002
           2.32%, 04/07/05                                   16,600       16,600
   +@ M/F Rental Housing RB (Fairfield English Village)
      Series 2005
           2.35%, 04/07/05                                    8,500        8,500
      SUSSEX CNTY
   +@ IDRB (Perdue-Agrirecycle) Series 2000
           2.34%, 04/07/05                                    5,300        5,300
   +@ RB (Baywood) Series 1997A
           2.50%, 04/07/05                                    2,400        2,400
                                                                     -----------
                                                                          37,695
      DISTRICT OF COLUMBIA  0.2%

      DISTRICT OF COLUMBIA
   +@ Enterprise Zone RB (Crowell & Moring)
      Series 2001
           2.34%, 04/07/05                                    3,300        3,300
  +~@ GO Bonds Series 2003D-3
           2.27%, 04/07/05                                    9,000        9,000
 +~@o GO Refunding Bonds Series 1999B
           2.32%, 04/07/05                                   14,640       14,640
   +@ RB (American Psychological Assn) Series 2003
           2.35%, 04/07/05                                    2,755        2,755
                                                                     -----------
                                                                          29,695
      FLORIDA  5.7%

      ALACHUA CNTY HEALTH FACILITIES AUTH
   +@ Continuing Care Retirement Community RB
      (Oak Hammock Project) Series 2002A
           2.29%, 04/01/05                                      400          400
      BREVARD CNTY HEALTH FACILITIES AUTH
   +@ RB (Wuesthoff Health Systems) Series 2004
           2.29%, 04/07/05                                    1,000        1,000
      BROWARD CNTY
  +~@ Subordinate Port Facilities Refunding RB
      (Port Everglades) Series 1998
           2.33%, 04/07/05                                    9,025        9,025
      BROWARD CNTY EDUCATIONAL FACILITIES AUTH
   +@ Educational Facilities RB (Nova
      Southeastern University) Series 2000A
           2.29%, 04/07/05                                    4,200        4,200
      BROWARD CNTY HFA
   +@ M/F Housing  RB (Southern Pointe) Series
      1997
           2.28%, 04/07/05                                    7,750        7,750
   +@ M/F Housing RB (Landings of Inverrary Apts) Series
      1985
           2.00%, 04/07/05                                    7,500        7,500
   +@ M/F Housing RB (Pier Club Village Apts) Series 2004
           2.30%, 04/07/05                                   13,800       13,800
   +@ M/F Housing RB (Sanctuary Apts) Series 1985
           2.00%, 04/07/05                                    7,600        7,600
   +@ M/F Housing Refunding RB (Island Club Apts) Series
      2001A
           2.30%, 04/07/05                                    3,000        3,000
   +@ M/F Housing Refunding RB (Reflections Apartments
      Project) Series 1999
           2.28%, 04/07/05                                    4,000        4,000
      CHARLOTTE CNTY
  +~@ Refunding RB Series 2003A
           2.30%, 04/07/05                                   50,465       50,465
  +~@ Refunding RB Series 2003B
           2.30%, 04/07/05                                    5,800        5,800

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      CHARLOTTE CNTY HFA
   +@ M/F Housing RB (Murdock Circle
      Apartments) Series 2000
           2.34%, 04/07/05                                    3,250        3,250
      CLAY CNTY UTILITY AUTH
   +@ Utilities System RB Series 2003A
           2.30%, 04/07/05                                    3,225        3,225
      COLLIER CNTY HFA
   +@ M/F Housing RB (Brittany Bay Apts)
      Series 2001A
           2.30%, 04/07/05                                    3,350        3,350
      COLLIER CNTY IDA
   +@ Educational Facilities RB (Community
      School of Naples) Series 2002
           2.30%, 04/07/05                                    7,650        7,650
      DADE CNTY
  +~@ Water & Sewer System RB Series 1994
           2.28%, 04/07/05                                    2,600        2,600
      ESCAMBIA HFA
 +~@o S/F RB Series 2001A
           2.40%, 04/07/05                                    1,845        1,845
      FLORIDA HFA
   +@ Housing RB (Ashley Lake Park II) Series
      1989J
           2.30%, 04/07/05                                   14,550       14,550
   +@ Housing RB (Heron Park) Series 1996U
           2.30%, 04/07/05                                    3,750        3,750
   +@ M/F Guaranteed Mortgage RB (Oaks at Regency)
      Series 1983K
           2.28%, 04/07/05                                    6,300        6,300
   +@ M/F Housing RB (Cameron Cove Apts) Series 1985XX
           2.16%, 04/07/05                                    6,100        6,100
   +@ M/F Housing Refunding RB (Reflections Apts) Series
      2001K-A
           2.30%, 04/07/05                                   10,600       10,600
   +@ M/F Mortgage RB (Arlington Apts) Series 2004G-1
           2.34%, 04/07/05                                   11,340       11,340
   +@ RB (Heritage Pointe Apts) Series 1999I-1
           2.33%, 04/07/05                                    8,500        8,500
      FLORIDA LOCAL GOVERNMENT FINANCE COMM
      Pooled TECP Series 1994A
    +      1.98%, 04/07/05                                    3,200        3,200
    +      2.06%, 06/06/05                                   22,514       22,514
    +      2.06%, 06/07/05                                   12,000       12,000
      FORT LAUDERDALE
  +~@ RB (Pine Crest Preparatory School)
      Series 2002
           2.30%, 04/07/05                                   15,935       15,935
      GREATER ORLANDO AVIATION AUTH
  +~@ Airport Facilities RB Series 2002E
           2.28%, 04/07/05                                  123,890      123,890
      Airport Facilities Subordinated TECP Series B
    +      2.21%, 05/09/05                                   12,650       12,647
    +      2.08%, 05/17/05                                   23,170       23,170
      GULF BREEZE
  +~@ Local Government Loan Program RB Series
      1985B
           2.28%, 04/07/05                                   12,620       12,620
  +~@ Local Government Loan Program RB Series 1985E
           2.28%, 04/07/05                                    4,900        4,900
      HALIFAX HOSPITAL MEDICAL CENTER
   +@ RB (Florida Health Care Plan) Series 1998
           2.29%, 04/07/05                                    5,200        5,200
      HILLSBOROUGH CNTY AVIATION AUTH
      Airport Facilities Subordinated TECP
      Series B
    +      2.08%, 05/17/05                                    7,600        7,600
    +      2.10%, 05/17/05                                    7,700        7,700
      HILLSBOROUGH CNTY EDUCATIONAL FACILITIES AUTH
   +@ RB (Univ of Tampa) Series 2000
           2.35%, 04/07/05                                    5,500        5,500
      HILLSBOROUGH CNTY IDA
 +~@o IDRB (University Community Hospital)
      Series 1994
           2.31%, 04/07/05                                    1,970        1,970
   +@ RB (Tampa Metropolitan Area YMCA) Series 2000
           2.35%, 04/07/05                                    7,600        7,600
      JACKSONVILLE ECONOMIC DEVELOPMENT COMM
   +@ Educational Facilities RB  (Episcopal
      High School) Series 2002
           2.30%, 04/07/05                                    5,600        5,600
   +@ Refunding RB (YMCA of Florida First Coast) Series
      2003
           2.30%, 04/07/05                                    4,800        4,800
   +@ Special Facility Airport RB (Holland Sheltair
      Aviation Group) Series 2004A-1
           2.35%, 04/07/05                                   10,690       10,690
      JACKSONVILLE ELECTRIC AUTH
    o Merlot-2000FF
           2.35%, 04/07/05                                    3,575        3,575
      JACKSONVILLE HEALTH FACILITIES AUTH
   +@ Health Facilities RB (River Garden/The
      Coves) Series 1994
           2.34%, 04/07/05                                    3,265        3,265
      MANATEE CNTY HFA
   +@ M/F Housing RB (Sabal Palm Harbor Apts)
      Series 2000A
           2.34%, 04/07/05                                    4,200        4,200
      MARION CNTY IDA
   +@ M/F Housing Refunding RB (Chambrel at
      Pinecastle Project) Series 2002
           2.30%, 04/07/05                                    4,000        4,000
      MIAMI-DADE CNTY IDA
  +~@ IDRB (Airis Miami LLC) Series 1999A
           2.28%, 04/07/05                                   10,500       10,500
      OKEECHOBEE CNTY
   +@ Exempt Facility RB (Okeechobee Landfill)
      Series 1999
           2.34%, 04/07/05                                   15,000       15,000
      ORANGE CNTY HFA
   +@ M/F Housing Refunding RB (Heather Glen
      Apts) Series 2001E
           2.25%, 04/07/05                                   11,900       11,900

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
   +@ M/F Housing Refunding RB (Smokewood/Sun Key Apts)
      Series 1992A
           2.30%, 04/07/05                                    4,600        4,600
      ORANGE CNTY IDA
   +@ Educational Facilities RB (UCF
      Hospitality School Student Housing Fndn)
      Series 2004
           2.29%, 04/07/05                                    9,000        9,000
   +@ RB (Center For Drug Free Living) Series 1999
           2.29%, 04/07/05                                    8,815        8,815
      ORLANDO-ORANGE CNTY EXPRESSWAY AUTH
  +~@ RB Series 2005A-1
           2.25%, 04/07/05                                   26,850       26,850
  +~@ RB Series 2005B-1
           2.28%, 04/07/05                                   24,820       24,820
      PALM BEACH CNTY
   +@ Economic Development Refunding &
      Improvement RB (YMCA) Series 2003
           2.29%, 04/07/05                                   13,700       13,700
      PALM BEACH CNTY EDUCATIONAL FACILITIES AUTH
   +@ Educational Facilities RB (Lynn Univ)
      Series 2001
           2.30%, 04/07/05                                    7,135        7,135
      PALM BEACH CNTY HEALTH FACILITIES AUTH
    + Refunding Program RB (Pooled Hospital
      Loan Program) Series 1985
           2.13%, 05/19/05                                    7,300        7,300
      PASCO CNTY SD
  +~@ COP Series 1996
           2.28%, 04/07/05                                   25,100       25,100
      PINELLAS CNTY EDUCATIONAL FACILITIES AUTH
   +@ RB (Shorecrest Preparatory School)
      Series 2001
           2.29%, 04/07/05                                      905          905
      PINELLAS CNTY IDA
   +@ RB (Pact) Series 2003
           2.30%, 04/07/05                                    7,500        7,500
      PINELLAS CNTY INDUSTRY COUNCIL
   +@ RB (Operation Par) Series 1999
           2.34%, 04/07/05                                    4,655        4,655
      SANTA ROSA CNTY
   +@ Health Facilities RB (Baptist Hospital)
      Series 2003
           2.30%, 04/07/05                                    7,590        7,590
      SUNSHINE STATE GOVERNMENT FINANCING COMM
   +~ CP Revenue Notes (Miami-Dade Cnty
      Program) Series G
           2.05%, 05/05/05                                    6,900        6,900
      TALLAHASSEE-LEON CNTY CIVIC CENTER AUTH
   +@ Capital Improvement RB Series 1998A
           2.29%, 04/07/05                                   14,690       14,690
      TAMPA
   +@ RB (Tampa Preparatory School) Series 2000
           2.30%, 04/07/05                                    4,500        4,500
      TAMPA BAY WATER UTILITY
   +@ Utility System RB Series 2002
           2.35%, 04/07/05                                    6,900        6,900
      UNIVERSITY OF SOUTH FLORIDA RESEARCH FOUNDATION
   +@ RB (Interdisciplinary Research Building)
      Series 2004A
           2.31%, 04/07/05                                   18,155       18,155
      VOLUSIA CNTY EDUCATIONAL FACILITIES AUTH
   +@ Educational Facilities RB
      (Bethune-Cookman College) Series 2001
           2.29%, 04/07/05                                   10,560       10,560
                                                                     -----------
                                                                         747,251
      GEORGIA  5.0%

      ATLANTA
 +~@o Airport General Refunding RB Series 2000A
           2.33%, 04/07/05                                   11,195       11,195
 +~@o Airport General Refunding RB Series 2000C
           2.37%, 04/07/05                                    3,385        3,385
  +~@ Airport General Refunding RB Series 2003RF-B1
           2.29%, 04/07/05                                   73,330       73,330
 +~@o Airport General Refunding RB Series 2003RF-D
           2.37%, 04/07/05                                    6,180        6,180
 +~@o Water & Wastewater RB Series 2004
           2.32%, 04/07/05                                   20,000       20,000
      ATLANTA URBAN RESIDENTIAL FINANCE AUTH
   +@ M/F Housing RB (Brentwood Creek Apts )
      Series 1999
           2.34%, 04/07/05                                    4,425        4,425
   +@ M/F Housing RB (Brentwood Meadows Apts ) Series
      1999
           2.34%, 04/07/05                                    2,865        2,865
   +@ M/F Housing RB (Brentwood Village Apts) Series 1999
           2.34%, 04/07/05                                    5,810        5,810
   +@ M/F Housing RB (Carver Redevelopment Phase III)
      Series 2001
           2.34%, 04/07/05                                    3,440        3,440
   +@ M/F Housing RB (Delmonte/Brownlee Court) Series
      2001A
           2.34%, 04/07/05                                    4,600        4,600
   +@ M/F Housing RB (Lindbergh City Center Apts) Series
      2004
           2.35%, 04/07/05                                    5,000        5,000
   +@ M/F Housing RB (M St Apts) Series 2003
           2.36%, 04/07/05                                    7,000        7,000
   +@ M/F Housing RB (Peaks at West Atlanta Apts) Series
      2001
           2.34%, 04/07/05                                    5,000        5,000
   +@ M/F Senior Housing RB (Big Bethel Village) Series
      2001
           2.34%, 04/07/05                                    4,400        4,400
      AUGUSTA HOUSING AUTH
   +@ M/F Housing RB (G-Hope) Series 2001
           2.34%, 04/07/05                                    3,745        3,745

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      BARTOW CNTY
   +@ IDRB (Bartow Paving Co) Series 1998
           2.39%, 04/07/05                                    1,800        1,800
      CARTERSVILLE DEVELOPMENT AUTH
   +@ IDRB (Cartersville Facilities) Series
      1998
           2.41%, 04/07/05                                    1,800        1,800
      CHEROKEE CNTY
   +@ IDRB (Universal Alloy Corp) Series 1996
           2.34%, 04/07/05                                    1,900        1,900
      CLAYTON CNTY DEVELOPMENT AUTH
   +@ IDRB (Wilson Holdings) Series 1998
           2.39%, 04/07/05                                      400          400
      CLAYTON CNTY HOUSING AUTH
   +@ M/F Housing RB (Hyde Park Club Apts)
      Series 1997
           2.35%, 04/07/05                                   11,995       11,995
      COBB CNTY HOUSING AUTH
   +@ M/F Housing RB (Walton Green Apts)
      Series 1995
           2.34%, 04/07/05                                   13,500       13,500
   +@ M/F Housing RB (Woodchase Village Apts) Series 2003
           2.38%, 04/07/05                                    4,000        4,000
   +@ M/F Housing Refunding RB (Walton Park Apts) Series
      2000
           2.34%, 04/07/05                                   21,100       21,100
      COLUMBUS DEVELOPMENT AUTH
   +@ RB (Foundation Properties) Series 2002
           2.33%, 04/07/05                                   11,285       11,285
      COLUMBUS HOUSING AUTH
   +@ M/F Housing RB (Eagles Trace Apts)
      Series 2002
           2.34%, 04/07/05                                    6,300        6,300
      DALTON DEVELOPMENT AUTH
   +@ Revenue Certificates (Hamilton Health
      Care System) Series 2003B
           2.30%, 04/07/05                                   30,245       30,245
      DAWSON CNTY
   +@ IDRB (World Wide Mnfg) Series 1998
           2.39%, 04/07/05                                    2,200        2,200
      DEKALB CNTY DEVELOPMENT AUTH
   +@ RB (Arbor Montessori School) Series 1998
           2.29%, 04/07/05                                    1,100        1,100
      DEKALB CNTY PUBLIC SAFETY & JUDICIAL FACILITIES
      AUTH
  ~@o RB Series 2004A
           2.32%, 04/07/05                                   20,015       20,015
      DEKALB CNTY HOUSING AUTH
   +@ M/F Housing RB (Brittany Apts) Series
      2001
           2.35%, 04/07/05                                    8,000        8,000
   +@ M/F Housing RB (Eagles Trace Apts) Series 1996
           2.33%, 04/07/05                                    8,750        8,750
   +@ M/F Housing RB (Mountain Crest Apts) Series 2002
           2.34%, 04/07/05                                    7,775        7,775
   +@ M/F Housing RB (Villas of Friendly Heights Apts)
      Series 2001
           2.34%, 04/07/05                                    3,575        3,575
   +@ M/F Housing RB (Wesley Club Apts) Series 2002
           2.34%, 04/07/05                                    5,945        5,945
      DOUGLAS CNTY IDA
   +@ IDRB (Blue Circle Aggregates) Series 1997
           2.35%, 04/07/05                                    3,800        3,800
      EFFINGHAM CNTY IDA
   +@ RB (TEMCOR) Series 2001
           2.34%, 04/07/05                                    3,355        3,355
      FORSYTH CNTY DEVELOPMENT AUTH
   +@ Economic Development RB (Federal Road)
      Series 2001
           2.34%, 04/07/05                                    6,700        6,700
      FULTON CNTY
 +~@o Water & Sewerage RB Series 2004
           2.32%, 04/07/05                                   10,000       10,000
      FULTON CNTY DEVELOPMENT AUTH
   +@ RB (Atlanta International School) Series
      1997
           2.29%, 04/07/05                                    2,500        2,500
   ~@ RB (Robert W. Woodruff Arts Center) Series 2004B
           2.29%, 04/07/05                                   16,000       16,000
   +@ RB (Trinity School) Series 2001
           2.29%, 04/07/05                                    7,000        7,000
      FULTON-DEKALB HOSPITAL AUTH
 +~@o Refunding Revenue Certificates Series
      2003
           2.32%, 04/07/05                                    4,995        4,995
      GAINESVILLE REDEVELOPMENT AUTH
   +@ Educational Facilities RB (Riverside
      Military Academy) Series 1999
           2.29%, 04/07/05                                   29,500       29,500
      GEORGIA
  ~@o GO Bonds Series 1998B
           2.32%, 04/07/05                                   20,245       20,245
  ~@o GO Bonds Series 2002B
           2.32%, 04/07/05                                    1,100        1,100
      GORDON CNTY DEVELOPMENT AUTH
   +@ RB (Constantine Dyeing) Series 2001
           2.34%, 04/07/05                                    3,020        3,020
      GWINNETT CNTY HOUSING AUTH
   +@ M/F Housing RB (Post Court) Series 1998
           2.29%, 04/07/05                                    5,000        5,000
      HAPEVILLE DEVELOPMENT AUTH
   +@ IDRB (Hapeville Hotel) Series 1985
           2.24%, 04/01/05                                    7,300        7,300
      HART CNTY
   +@ Refunding RB & IDRB (Dundee Mills)
      Series 1994
           2.34%, 04/07/05                                    2,115        2,115
      HOUSTON CNTY DEVELOPMENT AUTH
   +@ IDRB (Douglas Asphalt Co) Series 2000
           2.34%, 04/07/05                                    1,800        1,800

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      JEFFERSON CNTY DEVELOPMENT AUTH
   +@ IDRB (Grove River Mills) Series 1997
           2.39%, 04/07/05                                    1,800        1,800
      LAURENS CNTY DEVELOPMENT AUTH
   +@ Solid Waste Disposal RB (Southeast Paper
      Mnfg Co) Series 1993
           2.34%, 04/07/05                                   25,000       25,000
   +@ Solid Waste Disposal RB (Southeast Paper Mnfg Co)
      Series 1997
           2.34%, 04/07/05                                   26,000       26,000
      LAWRENCEVILLE HOUSING AUTH
   +@ M/F Housing RB (Chatham Club Apts)
      Series 2002
           2.36%, 04/07/05                                    7,700        7,700
      LOWNDES CNTY DEVELOPMENT AUTH
   +@ M/F Housing RB (FMPH Valdosta) Series
      1999
           2.34%, 04/07/05                                    4,735        4,735
      MACON-BIBB CNTY HOSPITAL AUTH
   +@ Revenue Anticipation Certificates
      (Medical Center of Central Georgia)
      Series 1998
           2.29%, 04/07/05                                    4,000        4,000
      METROPOLITAN ATLANTA RAPID TRANSIT AUTH
      Sales Tax Revenue CP BAN (Third
      Indenture) Series 2004A
    +      1.95%, 04/06/05                                    5,000        5,000
    +      2.06%, 05/04/05                                    2,500        2,500
    + Sales Tax Revenue CP BAN (Third Indenture) Series
      2004B
           2.03%, 05/05/05                                    9,500        9,500
      MILLER CNTY DEVELOPMENT AUTH
   +@ IDRB (Birdsong Corp) Series 2000
           2.34%, 04/07/05                                    2,600        2,600
      MUNICIPAL GAS AUTH OF GEORGIA
   +@ Gas RB (Gas Portfolio III) Series B
           2.32%, 04/07/05                                   54,900       54,900
      SAVANNAH ECONOMIC DEVELOPMENT AUTH
   +@ Exempt Facility RB (Georgia Kaolin
      Terminal) Series 1997
           2.35%, 04/07/05                                   11,000       11,000
   +@ Exempt Facility RB (Home Depot) Series 1995B
           2.33%, 04/07/05                                    5,000        5,000
   +@ First Mortgage RB (Marshes of Skidaway Island)
      Series 2003C
           2.32%, 04/07/05                                   15,000       15,000
      SAVANNAH HOUSING AUTH
   +@ M/F Housing RB (Indigo Pointe Apts)
      Series 2001A-1
           2.34%, 04/07/05                                    3,500        3,500
   +@ M/F Housing RB (Live Oak Plantation Apts) Series
      2001A-1
           2.34%, 04/07/05                                    2,500        2,500
      SUMMERVILLE DEVELOPMENT AUTH
   +@ Exempt Facility RB (Image Industries)
      Series 1997
           2.35%, 04/07/05                                   11,000       11,000
      THOMASVILLE HOSPITAL AUTH
   +@ Revenue Anticipation Certificates (John
      D. Archbold Memorial Hospital) Series
      2003
           2.29%, 04/07/05                                    5,900        5,900
      WALTON CNTY DEVELOPMENT AUTH
   +@ RB (Tucker Door & Trim Corp) Series 2000
           2.44%, 04/07/05                                    2,600        2,600
      WEBSTER CNTY IDA
   +@ IDRB (Tolleson Lumber Co) Series 1999
           2.34%, 04/07/05                                    4,000        4,000
      WHITFIELD CNTY DEVELOPMENT AUTH
   +@ RB (Product Concepts Residential) Series
      2001
           2.34%, 04/07/05                                      480          480
      WINDER-BARROW INDUSTRIAL BUILDING AUTH
   +@ IDRB (Progress Container Corp) Series
      2000
           2.34%, 04/07/05                                    2,405        2,405
      WORTH CNTY
   +@ Refunding IDRB (Seabrook Peanut Co)
      Series 1996B
           2.34%, 04/07/05                                    1,300        1,300
                                                                     -----------
                                                                         654,910

      HAWAII  0.6%

      HAWAII
 +~@o GO Bonds Series 2002CZ
           2.32%, 04/07/05                                    5,900        5,900
 +~@o Special Purpose Refunding RB (Hawaiian Electric
      Co) Series 2000
           2.37%, 04/07/05                                    9,095        9,095
      HAWAII AIRPORTS SYSTEM
 +~@o Airport System Refunding RB Series 2000B
           2.37%, 04/07/05                                    2,215        2,215
      HAWAII HOUSING FINANCE & DEVELOPMENT CORP.
  ~@o S/F Mortgage Purchase RB
           2.43%, 04/07/05                                    3,080        3,080
      HONOLULU CITY & CNTY
 +~@o GO Bonds Series 2003A
           2.00%, 06/08/05                                   43,000       43,000
    + GO CP Notes
           2.32%, 04/07/05                                   14,995       14,995
                                                                     -----------
                                                                          78,285

      IDAHO  0.7%

      CUSTER CNTY
    @ Pollution Control RB (Amoco) Series 1983
           1.55%, 04/01/05                                   13,000       13,000
      IDAHO
      TAN Series 2004
           1.58%, 06/30/05                                   50,000       50,172
           1.59%, 06/30/05                                   25,000       25,086
      IDAHO HFA
   +@ Housing RB (Assisted Living Concepts)
      Series 1997
           2.35%, 04/07/05                                    2,990        2,990

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      IDAHO STATE UNIVERSITY FOUNDATION
   +@ RB Series 2001 (LE &Thelma E. Stephens
      Performing Arts Center) Series 2001
           2.28%, 04/07/05                                    3,955        3,955
                                                                     -----------
                                                                          95,203

      ILLINOIS  7.2%

      AURORA
   +@ M/F Housing Refunding RB (Apts of Fox
      Valley Villages) Series 1999A
           2.30%, 04/07/05                                    9,445        9,445
      BARTLETT
   +@ Special Service Area #1 Unlimited Ad
      Valorem Tax Bonds Series 2004
           2.30%, 04/07/05                                   16,600       16,600
      CAROL STREAM
   +@ M/F Housing Refunding RB (St. Charles
      Square) Series 1997
           2.40%, 04/07/05                                    4,415        4,415
      CHICAGO
  ~@o Collateralized S/F Mortgage RB Series
      1999A
           2.43%, 04/07/05                                    2,590        2,590
 +~@o GO Bonds Project Series 2003C
           2.32%, 04/07/05                                    5,000        5,000
  +~@ GO Bonds Series 2002B
           2.29%, 04/07/05                                   20,000       20,000
  +~@ GO Refunding Bonds Series 2003B-1
           2.25%, 04/07/05                                   26,100       26,100
   +@ M/F Housing RB (Central Station Senior Housing)
      Series 2004
           2.33%, 04/07/05                                    9,500        9,500
   +@ M/F Housing RB (Central Station) Series 2004A
           2.33%, 04/07/05                                   25,170       25,170
 +~@o Midway Airport RB Series 1998C
           2.32%, 04/07/05                                   24,480       24,480
   +@ RB (Homestart Program) Series 2000A
           2.38%, 04/07/05                                    2,890        2,890
   +@ Second Lien Water RB Series 2000
           2.27%, 04/07/05                                   13,915       13,915
  +~@ Second Lien Water Refunding RB Series 2004
           2.28%, 04/07/05                                    7,560        7,560
  ~@o Senior Lien Water RB Series 2000
           2.32%, 04/07/05                                   12,975       12,975
      CHICAGO BOARD OF EDUCATION
 +~@o Unlimited Tax GO Bonds Series 1997
           2.32%, 04/07/05                                    7,120        7,120
      CHICAGO O'HARE INTERNATIONAL AIRPORT
   +@ General Airport Second Lien RB Series
      1988B
           2.30%, 04/07/05                                   12,300       12,300
   +@ General Airport Second Lien RB Series 1994B
           2.34%, 04/07/05                                   41,484       41,484
 +~@o General Airport Third Lien Refunding RB Series
      2003A-2
           2.36%, 04/07/05                                    5,295        5,295
 +~@o General Airport Third Lien Refunding RB Series
      2003B-2
           2.35%, 04/07/05                                   10,800       10,800
      Second Lien Passenger Facility Charge RB Series
      2001A

 +~@o      2.37%, 04/07/05                                    6,315        6,315
 +~@o      2.40%, 04/07/05                                   11,070       11,070
   +@ Special Facilities RB (O'Hare Tech Center II)
      Series 2002
           2.37%, 04/07/05                                   15,500       15,500
   +@ Special Facility Refunding RB (Lufthansa German
      Airlines) Series 2001
           2.33%, 04/07/05                                   43,770       43,770
      CHICAGO PARK DISTRICT
      Corporate Purpose Tax Anticipation
      Warrants Series 2004A
           1.55%, 05/01/05                                   16,000       16,019
      COOK CNTY
   +@ RB (Catholic Theological Union) Series
      2005
           2.30%, 04/07/05                                    4,000        4,000
      DUPAGE CNTY
   +@ RB (Morton Arboretum) Series 2003
           2.30%, 04/07/05                                   10,000       10,000
      EAST DUNDEE, KANE & COOK COUNTIES
   +@ IDRB (Otto Engineering) Series 1998
           2.39%, 04/07/05                                    1,685        1,685
      ELMHURST
   +@ IDRB (Elm Machining Corp) Series 1997
           2.45%, 04/07/05                                    1,670        1,670
      HAMPSHIRE
   +@ IDRB (Poli-Film America) Series 1998A
           2.37%, 04/07/05                                    2,500        2,500
      ILLINOIS
 +~@o Civic Center Bonds Series 1991
           2.38%, 04/07/05                                    2,940        2,940
      GO Bonds Illinois First Series 2000
 +~@o      2.32%, 04/07/05                                   14,000       14,000
 +~@o      2.33%, 04/07/05                                    5,000        5,000
 +~@o GO Bonds Illinois First Series 2002
           2.32%, 04/07/05                                   14,125       14,125
  ~@o GO Bonds Series A of March 2004
           2.30%, 04/07/05                                    6,675        6,675
      ILLINOIS DEVELOPMENT FINANCE AUTH
   +@ Economic Development RB (Korex Corp)
      Series 1990
           2.35%, 04/07/05                                    4,000        4,000
 +~@o Gas Supply Refunding RB (People's Gas) Series 2003E
           2.41%, 04/07/05                                   14,995       14,995
   +@ IDRB (Arc-Tronics) Series 1999
           2.35%, 04/07/05                                    1,990        1,990
   +@ IDRB (Camcraft Inc) Series 1993
           2.50%, 04/07/05                                    2,000        2,000
   +@ IDRB (Plano Molding Co) Series 1990
           2.45%, 04/07/05                                    4,300        4,300
   +@ IDRB (Radiological Society of North America)
      Series 1997
           2.30%, 04/07/05                                    3,480        3,480

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000) ($ x 1,000)
   +@ IDRB (Rich Graphics Corp) Series 1996
           2.45%, 04/07/05                                    2,080       2,080
   +@ Qualified Residential Rental Bonds (River Oaks)
      Series 1989
           2.33%, 04/07/05                                   32,000      32,000
   +@ RB (American College of Surgeons) Series 1996
           3.00%, 04/01/05                                   13,100      13,100
   +@ RB (Aurora Central Catholic High School) Series
      1994
           2.55%, 04/07/05                                    1,000       1,000
   +@ RB (Carmel High School) Series 2003
           2.30%, 04/07/05                                    6,200       6,200
   +@ RB (Catholic Charities Housing Development Corp)
      Series 1993A
           2.45%, 04/07/05                                    9,160       9,160
   +@ RB (Catholic Charities Housing Development Corp)
      Series 1993B
           2.45%, 04/07/05                                      910         910
   +@ RB (Chicago Academy of Sciences) Series 1997
           2.30%, 04/07/05                                    2,615       2,615
   +@ RB (Chicago Academy of Sciences) Series 1998
           2.30%, 04/07/05                                    5,700       5,700
   +@ RB (Chicago Horticultural Society) Series 1999
           2.30%, 04/07/05                                   20,000      20,000
   +@ RB (Francis W. Parker School) Series 1999
           2.26%, 04/07/05                                    2,500       2,500
   +@ RB (Illinois Institute of Technology) Series 2004
           2.30%, 04/07/05                                    2,500       2,500
   +@ RB (Lake Forest Academy) Series 1994
           2.30%, 04/07/05                                    4,000       4,000
   +@ RB (Loyola Academy) Series 2001
           2.30%, 04/07/05                                   10,000      10,000
   +@ RB (McCormick Theological Seminary) Series 2001B
           2.30%, 04/07/05                                   20,435      20,435
   +@ RB (Perspectives Charter School) Series 2003
           2.30%, 04/07/05                                    5,500       5,500
  +~@ RB (Presbyterian Home Lake Forest Place) Series
      1996A
           2.30%, 04/07/05                                   54,050      54,050
   +@ RB (Presbyterian Homes Two Arbor Lane) Series 2001
           2.30%, 04/07/05                                    9,000       9,000
   +@ RB (Richard H. Driehaus Museum) Series 2005
           2.30%, 04/07/05                                    3,200       3,200
   +@ RB (Sacred Heart Schools) Series 2003
           2.30%, 04/07/05                                    7,100       7,100
   +@ RB (Slovak American Charitable Assn) Series 2000
           2.30%, 04/07/05                                    7,720       7,720
   +@ RB (St. Ignatius College Prep) Series 2002
           2.30%, 04/07/05                                    2,800       2,800
   +@ RB (St. Ignatius College) Series 1994
           2.30%, 04/07/05                                   12,000      12,000
   +@ RB (Wheaton Academy) Series 1998
           2.30%, 04/07/05                                    9,000       9,000
   +@ Residential Rental RB (FC Harris Pavilion) Series
      1994
           2.28%, 04/07/05                                    7,200       7,200
  +~@ Water Facilities Refunding RB (Illinois-American
      Water Co) Series 2002
           2.35%, 04/07/05                                    5,000       5,000
      ILLINOIS EDUCATION FACILITY AUTH
   +@ RB (Chicago Historical Society) Series
      1989
           2.30%, 04/07/05                                    7,600       7,600
 +~@o RB (Shedd Aquarium) Series 1997
           2.35%, 04/07/05                                    2,000       2,000
      ILLINOIS HEALTH FACILITIES AUTH
   +@ RB (Bensenville Home Society) Series
      1989A
           2.32%, 04/07/05                                    1,975       1,975
 +~@o RB (Ingalls Health System) Series 1994
           2.30%, 04/07/05                                   17,810      17,810
   +@ RB (Villa St. Benedict) Series 2003B
           2.36%, 04/07/05                                   10,250      10,250
   +@ RB (Washington & Jane Smith Home) Series 1991
           2.35%, 04/07/05                                    2,800       2,800
      ILLINOIS HOUSING DEVELOPMENT AUTH
    @ Homeowner Mortgage RB Series 2004B2
           1.04%, 04/01/05                                   14,000      14,000
    @ Homeowner Mortgage RB Series 2004D
           1.68%, 07/27/05                                   15,000      15,000
   +@ M/F Mortgage Refunding RB (Hyde Park Tower Apts)
      Series 2000A
           2.35%, 04/07/05                                    4,500       4,500
      ILLINOIS STUDENT ASSISTANCE COMM
   +@ Student Loan RB Series 1996A
           2.32%, 04/07/05                                    1,200       1,200
      LOMBARD
   +@ Refunding IDRB (B&H Partnership) Series
      1995
           2.68%, 04/07/05                                    1,850       1,850
      METROPOLITAN PIER & EXPOSITION AUTH
 +~@o McCormick Place Expansion Refunding
      Bonds Series 1998A
           2.32%, 04/07/05                                   14,355      14,355
 +~@o McCormick Place Expansion Refunding Bonds Series
      1999A-C
           2.32%, 04/07/05                                    9,790       9,790
 +~@o McCormick Place Expansion Refunding Bonds Series
      2002B
           2.35%, 04/07/05                                   18,490      18,490
      METROPOLITAN WATER RECLAMATION DISTRICT OF GREATER
      CHICAGO
   ~@ GO Refunding Bonds Unlimited Tax Series
      2002A
           2.29%, 04/07/05                                      800         800
      MONTGOMERY SPECIAL SERVICE AREA #10
   +@ Special Tax Bonds (Blackberry Crossing
      Wes) Series 2004
           2.30%, 04/07/05                                   20,000      20,000
      OAK FOREST
   +@ RB (Homewood) Series 1989
           2.17%, 04/07/05                                   10,000      10,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      PALATINE
   +@ Special Facility Limited Obligation RB
      (Little City for Community Development)
      Series 1998
           2.30%, 04/07/05                                    4,000        4,000
      REGIONAL TRANSPORTATION AUTH
 +~@o GO Refunding Bonds Series 1999
           2.32%, 04/07/05                                   21,785       21,785
      ROCKFORD
   +@ IDRB (Ring Can Corp) Series 1998
           2.34%, 04/07/05                                      940          940
   +@ IDRB (Rockford Industrial Welding Supply) Series
      1996
           2.45%, 04/07/05                                    2,000        2,000
      SOUTHWESTERN ILLINOIS DEVELOPMENT AUTH
   +@ Refunding IDRB (Holten Meat) Series 2004
           2.35%, 04/07/05                                    6,860        6,860
      UNIVERSITY OF ILLINOIS
 +~@o Auxiliary Facilities RB Series 1999A
           2.35%, 04/07/05                                    3,500        3,500
      WHEELING
   +@ M/F Housing Refunding RB (Woodland Creek
      Apts II) Series 2002
           2.35%, 04/07/05                                   17,655       17,655
      WILL-KANKAKEE REGIONAL DEVELOPMENT AUTH
   +@ IDRB Series 2002 (Toltec Steel Services)
      Series 2002
           2.41%, 04/07/05                                    7,170        7,170
      WOODRIDGE
  +~@ M/F Housing Refunding RB (Hinsdale Lake
      Terrace Apts) Series 1990
           2.20%, 04/01/05                                   20,760       20,760
      YORKVILLE
   +@ IDRB (FE Wheaton & Co) Series 1996
           2.45%, 04/07/05                                      950          950
                                                                     -----------
                                                                         936,483

      INDIANA  1.5%

      ELKHART CNTY
   +@ Economic Development RB (West Plains
      Apts) Series 1998A
           2.35%, 04/07/05                                    1,850        1,850
      INDIANA DEVELOPMENT FINANCE AUTH
   +@ Environmental RB (PSI Energy) Series
      2004A
           2.35%, 04/07/05                                   22,000       22,000
   +@ IDRB (Big Sky Park) Series 1999
           2.37%, 04/07/05                                    5,000        5,000
   +@ IDRB (Cives Corp) Series 1998
           2.34%, 04/07/05                                    7,150        7,150
      INDIANA EDUCATIONAL FACILITIES AUTH
   +@ Educational Facilities RB (St. Joseph's
      College) Series 2004
           2.30%, 04/07/05                                   12,000       12,000
      INDIANA HEALTH FACILITIES FINANCING AUTH
  +~@ Insured RB Series 1985A
           2.30%, 04/07/05                                    1,425        1,425
      RB (Ascension Health Credit Group) Series 2001A-2
           1.73%, 07/05/05                                    9,000        9,000
      INDIANA HFA
  ~@o S/F Mortgage RB Series 1998D-2
           2.43%, 04/07/05                                    9,995        9,995
  ~@o S/F Mortgage RB Series 2000B-2
           2.45%, 04/07/05                                    5,265        5,265
    @ S/F Mortgage RB Series 2004D-2
           2.30%, 12/15/05                                   60,650       60,650
      INDIANAPOLIS
   +@ M/F Housing RB (Nora Pines Apts) Series
      2001
           2.35%, 04/07/05                                    5,500        5,500
 +~@o Thermal Energy System RB Series 2001A
           2.32%, 04/07/05                                    9,900        9,900
      INDIANAPOLIS AIRPORT AUTH
    + Subordinate TECP Notes
           2.20%, 05/12/05                                   10,000       10,000
      MARION
   +@ Economic Development RB (Indiana
      Wesleyan Univ) Series 2000
           2.30%, 04/07/05                                    7,500        7,500
      ST. JOSEPH CNTY
   +@ Economic Development RB (Corby Apts)
      Series 1997B
           2.40%, 04/07/05                                    3,430        3,430
   +@ Economic Development RB (Pin Oaks Apts) Series
      1997A
           2.40%, 04/07/05                                    1,000        1,000
   +@ Economic Development RB (Western Manor Apts)
      Series 1997C
           2.40%, 04/07/05                                    2,130        2,130
      UNIVERSITY OF SOUTHERN INDIANA
  +~@ Auxiliary System RB Series 2001B
           2.28%, 04/07/05                                   10,400       10,400
      VIGO CNTY
   +@ Economic Development RB (Sisters of
      Providence) Series 2001
           2.30%, 04/07/05                                    3,500        3,500
      VINCENNES UNIVERSITY
   +@ Student Fee Bonds Series G
           2.30%, 04/07/05                                    5,730        5,730
                                                                     -----------
                                                                         193,425

      IOWA  0.8%

      IOWA
      TRAN Series 2004
           1.83%, 06/30/05                                   34,000       34,098
      IOWA FINANCE AUTH
   +@ Retirement Community RB (Western Home
      Communities) Series 2004
           2.35%, 04/07/05                                    1,100        1,100
      IOWA HIGHER EDUCATION LOAN AUTH
   +@ Private College Facility RB (Graceland
      Univ) Series 2003
           2.35%, 04/07/05                                    2,000        2,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      IOWA SCHOOL CORPORATIONS
    + Cash Anticipation Program Warrant
      Certificates Series 2004-2005B
           2.28%, 01/27/06                                   22,080       22,297
      IOWA STUDENT LOAN LIQUIDITY CORP.
  +~@ Student Loan RB Series 1988B
           2.33%, 04/07/05                                   46,500       46,500
                                                                     -----------
                                                                         105,995

      KANSAS  0.5%

      KANSAS DEPT OF TRANSPORTATION
  ~@o Highway RB Series 1999
           2.32%, 04/07/05                                   37,500       37,500
      KANSAS DEVELOPMENT FINANCE AUTH
   +@ M/F Housing RB (Saddlewood Apts) Series
      2004M
           2.38%, 04/07/05                                    6,400        6,400
      WICHITA
   +@ Airport Facility Refunding & Improvement
      RB (Flightsafety Intl) Series 1999II
           2.32%, 04/07/05                                   26,170       26,170
                                                                     -----------
                                                                          70,070

      KENTUCKY  0.9%

      ELIZABETHTOWN
   +@ IDRB (ALTEC) Series 1997
           2.35%, 04/07/05                                    3,000        3,000
      JEFFERSON CNTY
   +@ M/F Housing Refunding RB (Camden
      Brookside Apts) Series 2002
           2.33%, 04/07/05                                    8,900        8,900
   +@ Sports Stadium RB (Univ of Louisville Athletic
      Assn) Series 1997
           2.40%, 04/07/05                                    3,000        3,000
      KENTUCKY HIGHER EDUCATION STUDENT LOAN CORP.
  +~@ Insured Student Loan RB Series 1991E
           2.28%, 04/07/05                                   12,600       12,600
  +~@ Insured Student Loan RB Series 1996A
           2.28%, 04/07/05                                   23,850       23,850
      KENTUCKY HOUSING CORP.
  ~@o Housing RB Series 1998F
           2.43%, 04/07/05                                   19,320       19,320
  ~@o Housing RB Series 2002A
           2.40%, 04/07/05                                    4,830        4,830
      KENTUCKY STATE PROPERTY & BUILDINGS COMM
 +~@o Refunding RB Project No. 84
           2.32%, 04/07/05                                   11,350       11,350
      LOUISVILLE & JEFFERSON CNTY METROPOLITAN SEWER
      DISTRICT
 +~@o Sewage & Drainage System RB Series 1999A
           2.32%, 04/07/05                                    6,115        6,115
      LOUISVILLE & JEFFERSON CNTY VISITORS & CONVENTION
      COMM
  +~@ Dedicated Tax Refunding RB (Kentucky
      International Convention Center
      Expansion) Series 2004B
           2.30%, 04/07/05                                   15,175       15,175
      RICHMOND
   +@ IDRB (Mikron) Series 1995
           2.35%, 04/07/05                                    7,175        7,175
      WICKLIFFE
   +@ Pollution Control & Solid Waste
      Disp.Refunding RB (Westvaco Corp.
      Project) Series 2001
           2.29%, 04/07/05                                    4,250        4,250
                                                                     -----------
                                                                         119,565

      LOUISIANA  1.5%

      CALCASIEU PARISH IDB
   +@ Refunding IDRB (Weingarten Realty
      Investors) Series 1995
           2.33%, 04/07/05                                    1,990        1,990
      ERNEST N. MORIAL - NEW ORLEANS EXHIBIT HALL AUTH
 +~@o Sr Subordinate Special Tax Bonds Series
      2003A
           2.32%, 04/07/05                                    4,995        4,995
      LAFAYETTE PARISH IDB
   +@ Refunding IDRB (Westwood Village) Series
      1995
           2.33%, 04/07/05                                    3,735        3,735
      LAFAYETTE PUBLIC POWER AUTH
 +~@o Electric Refunding RB Series 2003A&B
           2.32%, 04/07/05                                    5,310        5,310
      LAKE CHARLES HARBOR & TERMINAL DISTRICT
   +@ Dock & Wharf RB (Conoco Inc) Series 2000
           2.32%, 04/07/05                                   10,500       10,500
      LOUISIANA LOCAL GOVERNMENT ENVIRONMENTAL
      FACILITIES & COMMUNITY DEVELOPMENT AUTH
   +@ RB (Univ of Louisiana-Monroe) Series
      2004C
           2.30%, 04/07/05                                   12,515       12,515
   +@ RB (University of Louisiana Monroe Facilities)
      Series 2004A
           2.30%, 04/07/05                                    8,000        8,000
      LOUISIANA OFFSHORE TERMINAL AUTH
   +@ Deepwater Port Refunding RB First State
      Series 1992A
           2.29%, 04/07/05                                   10,000       10,000
   +@ Deepwater Port Refunding RB Series 2003B
           2.30%, 04/07/05                                    5,700        5,700
      LOUISIANA PUBLIC FACILITY AUTH
  +~@ Lease Purchase RB Series 2003
           2.33%, 04/07/05                                   20,000       20,000
   +@ RB (Tiger Athletic Foundation) Series 2004
           2.40%, 04/07/05                                   18,800       18,800
      NEW ORLEANS AVIATION BOARD
  +~@ Refunding Bonds Series 1993B
           2.31%, 04/07/05                                    4,860        4,860
      PARISH OF EAST BATON ROUGE IDB
   +@ Solid Waste Disposal RB (Georgia-Pacific
      Corp) Series 2004
           2.34%, 04/07/05                                    7,100        7,100

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      ST. JAMES PARISH
      Pollution Control Refunding RB (Texaco)
      Series 1988A
           2.10%, 05/12/05                                   44,030       44,030
      Pollution Control Refunding RB (Texaco) Series
      1988B
           2.10%, 05/12/05                                   44,030       44,030
                                                                     -----------
                                                                         201,565

      MAINE  0.5%

      MAINE
      GO TAN
           1.59%, 06/30/05                                   52,000       52,178
      MAINE FINANCE AUTH
   +@ RB (Jackson Laboratory) Series 2002
           2.33%, 04/07/05                                    5,800        5,800
      MAINE HOUSING AUTH
  ~@o Mortgage Purchase Bonds Series 2002F-2
           2.36%, 04/07/05                                    4,585        4,585
                                                                     -----------
                                                                          62,563

      MARYLAND  1.2%

      ANNE ARUNDEL CNTY
    ~ TECP GO BAN Series A
           2.32%, 04/06/05                                    5,000        5,000
      BALTIMORE CNTY
      Consolidated Public Improvement TECP
      Series 2002
    ~      2.00%, 05/05/05                                   30,000       30,000
    ~      2.07%, 05/05/05                                    5,000        5,000
      HOWARD CNTY
   +@ M/F Housing Refunding RB (Sherwood
      Crossing Apts) Series 2003
           2.28%, 04/07/05                                   10,000       10,000
      MARYLAND COMMUNITY DEVELOPMENT ADMINISTRATION
  ~@o S/F Program Bonds 1999 Third Series
           2.43%, 04/07/05                                   32,335       32,335
      MARYLAND ENERGY FINANCING ADMINISTRATION
   +@ Limited Obligation Local District
      Cooling Facilities RB (Comfort Link)
      Series 2001
           2.34%, 04/07/05                                   10,000       10,000
      MARYLAND STATE ECONOMIC DEVELOPMENT CORP.
   +@ IDRB (Dixon Valve & Coupling Co) Series
      1998
           2.39%, 04/07/05                                    1,390        1,390
      UNIVERSITY SYSTEM OF MARYLAND
  ~@o Auxiliary Facility & Tuition RB Series
      2005A
           2.30%, 04/07/05                                   60,000       60,000
                                                                     -----------
                                                                         153,725

      MASSACHUSETTS  3.7%

      COHASSET
      BAN
           1.57%, 08/12/05                                   25,164       25,275

      CONCORD
      Unlimited Tax School BAN
           1.63%, 09/29/05                                   15,200       15,302
      DIGHTON-REHOBOTH REGIONAL SD
      BAN Series R-1
           1.64%, 06/03/05                                   17,500       17,540
      EASTON
      BAN
           1.60%, 06/10/05                                   19,094       19,135
      FOXBOROUGH
      BAN
           1.63%, 06/16/05                                   21,235       21,284
      HAVERHILL
    + BAN
           1.20%, 04/01/05                                    3,000        3,000
      HUDSON
      BAN
           1.27%, 05/13/05                                   25,419       25,469
      LAWRENCE
      School BAN
           2.28%, 12/22/05                                   12,000       12,083
      MARION
      BAN
           1.68%, 07/15/05                                    2,000        2,007
      MARLBOROUGH
      BAN
           1.60%, 06/16/05                                   11,359       11,392
      MASSACHUSETTS
  ~@o GO Bonds Consolidated Loan Series 2000C
           2.14%, 04/07/05                                    5,000        5,000
 +~@o GO Bonds Consolidated Loan Series 2001D
           2.31%, 04/07/05                                    2,785        2,785
  ~@o GO Bonds Consolidated Loan Series 2004A
           2.31%, 04/07/05                                    4,995        4,995
 +~@o GO Bonds Consolidated Loan Series 2005A
           2.15%, 04/07/05                                    5,000        5,000
   ~@ GO Refunding Bonds Series 2001B
           2.30%, 04/07/05                                    3,000        3,000
   ~@ GO Refunding Bonds Series 2001C
           2.30%, 04/07/05                                    6,200        6,200
   ~@ GO Refunding Bonds Series 2005A
           2.31%, 04/07/05                                   10,000       10,000
      MASSACHUSETTS BAY TRANSIT AUTH
 +~@o General Transportation System Bonds
      Series 1999A
           2.30%, 04/07/05                                    9,000        9,000
      MASSACHUSETTS BAY TRANSPORTATION AUTH
  ~@o Sr Sales Tax Bonds Series 2005A
           1.20%, 04/07/05                                   22,810       22,810
      MASSACHUSETTS DEVELOPMENT FINANCE AGENCY
  +~@ Education RB (Dexter School) Series 2000
           2.28%, 04/07/05                                   10,400       10,400
   +@ RB (Assumption College) Series 2002A
           2.28%, 04/07/05                                    6,360        6,360
   +@ RB (Brandon Residential Treatment Center) Series
      2003
           2.28%, 04/07/05                                    2,290        2,290

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
   +@ RB (FIBA Technologies) Series 2003
           2.36%, 04/07/05                                    2,200        2,200
   +@ RB (Third Sector New England) Series 2004A
           2.28%, 04/07/05                                    5,500        5,500
  +~@ RB (Wentworth Institute of Technology) Series 2000
           2.28%, 04/07/05                                    6,585        6,585
   +@ RB (Worcester Academy) Series 2000
           2.31%, 04/01/05                                    3,000        3,000
   +@ RB (YMCA of Greater Boston) Series 2004A
           2.30%, 04/07/05                                    5,800        5,800
      MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTH
 +~@o RB (Baystate Medical Ctr) Series D
           2.31%, 04/07/05                                   13,300       13,300
   +@ RB (Boston Home) Series 2002B
           2.28%, 04/07/05                                    2,500        2,500
  ~@o RB (MIT) Series K
           2.31%, 04/07/05                                    6,710        6,710
   +@ RB (Sherrill House) Series A-1
           2.28%, 04/07/05                                    6,100        6,100
    @ RB (Williams College) Series I
           1.05%, 04/01/05                                   15,000       15,000
 +~@o RB (Winchester Hospital) Series D
           2.32%, 04/07/05                                    3,000        3,000
      MASSACHUSETTS HFA
  +~@ Housing Bonds Series 2003F
           2.25%, 04/07/05                                    1,500        1,500
      MASSACHUSETTS IFA
   +@ RB (New England College of Optometry)
      Series 1997
           2.31%, 04/07/05                                    5,600        5,600
   +@ RB (Williston Northampton School) Series B
           2.28%, 04/07/05                                    1,800        1,800
      MASSACHUSETTS TURNPIKE AUTH
 +~@o Metropolitan Highway System Subordinate
      RB Series 1999A
           2.28%, 04/07/05                                    7,110        7,110
      MASSACHUSETTS WATER POLLUTION ABATEMENT TRUST
  ~@o Water Pollution Abatement RB Subordinate
      Series 1999A
           2.34%, 04/07/05                                    1,500        1,500
      MASSACHUSETTS WATER RESOURCES AUTH
      TECP Series 1994
    +      2.03%, 05/11/05                                    7,500        7,500
    +      2.05%, 05/11/05                                   16,000       16,000
      MENDON-UPTON REGIONAL SD
      BAN 2004
           1.24%, 04/28/05                                   29,500       29,538
      NASHOBA VALLEY TECHNICAL HIGH SD
      BAN
           1.48%, 08/12/05                                    7,441        7,482
      NATICK
      BAN
           1.09%, 04/29/05                                   12,900       12,909
      RALPH C. MAHAR REGIONAL SD
      BAN
           1.69%, 07/14/05                                   20,000       20,073
      SILVER LAKE REGIONAL SD
      GO BAN
           1.61%, 08/26/05                                   20,000       20,111
      SOMERVILLE
      GO BAN
           1.44%, 08/19/05                                    3,162        3,178
      SPRINGFIELD
      GO State Qualified BAN
           1.75%, 06/17/05                                    7,500        7,520
      WILLIAMSTOWN
      Unlimited Tax BAN
           1.37%, 05/05/05                                    6,900        6,910
      WOBURN
      BAN
           1.19%, 04/08/05                                   22,000       22,002
                                                                     -----------
                                                                         480,755

      MICHIGAN  4.7%

      ALLEN PARK PUBLIC SCHOOLS
  ~@o Unlimited Tax School Building Bonds
      Series 2003
           2.32%, 04/07/05                                   10,760       10,760
      ANN ARBOR ECONOMIC DEVELOPMENT CORP.
   +@ Limited Obligation RB (Glacier Hills)
      Series 2000A
           2.33%, 04/07/05                                   22,100       22,100
   +@ Limited Obligation Refunding RB (Glacier Hills)
      Series 2000B
           2.33%, 04/07/05                                    8,685        8,685
      DETROIT
 +~@o Sewage Disposal System RB Series 1999A
           2.32%, 04/07/05                                   34,650       34,650
 +~@o Sewage Disposal System Second Lien RB Series 2001B
           2.36%, 04/07/05                                    4,260        4,260
  +~@ Water Supply System Refunding Second Lien RB
      Series 2004-A
           2.30%, 04/07/05                                   27,010       27,010
  +~@ Water Supply System Refunding Second Lien RB
      Series 2004-B
           2.30%, 04/07/05                                   90,390       90,390
  +~@ Water Supply System Senior Lien RB Series 2005B
           2.27%, 04/07/05                                   50,000       50,000
      DETROIT CITY SD
 +~@o School Building & Site Improvement Bonds
      Series 2001A
           2.36%, 04/07/05                                    4,620        4,620
      GEORGETOWN ECONOMIC DEVELOPMENT CORP.
   +@ Limited Obligation RB (Sunset Manor)
      Series 2000
           2.28%, 04/07/05                                    8,860        8,860
      GRAND RAPIDS ECONOMIC DEVELOPMENT CORP.
   +@ Refunding RB (Amway Hotel Corp) Series
      1991A
           2.37%, 04/07/05                                    8,755        8,755
      JACKSON CNTY HOSPITAL FINANCE AUTH
   +@ Hospital Refunding RB (W.A. Foote
      Memorial Hospital) Series 2005B
           2.30%, 04/07/05                                   10,000       10,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      MACOMB CNTY HOSPITAL FINANCE AUTH
   +@ Hospital Refunding RB (Mt Clemens
      General Hospital) Series 2003A-2
           2.45%, 04/01/05                                    9,300        9,300
      MICHIGAN BUILDING AUTH
    + TECP Series 4
           1.95%, 04/27/05                                   50,000       50,000
      MICHIGAN HIGHER EDUCATION FACILITIES AUTH
   +@ Limited Obligation Refunding RB (Hope
      College) Series 2004
           2.31%, 04/07/05                                    4,000        4,000
      MICHIGAN HOSPITAL FINANCING AUTH
  ~@o Hospital RB (Ascension Health)
      Subordinate Obligations Series A
           2.31%, 04/07/05                                   16,000       16,000
   +@ Hospital Refunding & RB (Crittenton Hospital
      Medical Center) Series 2003A
           2.30%, 04/01/05                                    7,900        7,900
      MICHIGAN HOUSING DEVELOPMENT AUTH
 +~@o S/F Mortgage RB Series 2001A
           2.36%, 04/07/05                                    3,630        3,630
      MICHIGAN JOB DEVELOPMENT AUTH
   +@ Limited Obligation RB (Frankenmuth
      Bavarian Inn Motor Lodge) Series 1985
           2.15%, 04/30/05                                    7,100        7,100
      MICHIGAN MUNICIPAL BOND AUTH
 +~@o Revenue Notes Series 2004B-2
           2.31%, 04/07/05                                   32,550       32,550
      MICHIGAN STRATEGIC FUND
   +@ Limited Obligation RB (Advance Plastics
      Corp) Series 1996
           2.43%, 04/07/05                                    1,530        1,530
   +@ Limited Obligation RB (American Cancer Society)
      Series 2000
           2.33%, 04/07/05                                    4,210        4,210
   +@ Limited Obligation RB (EPI Printers) Series 1997
           2.43%, 04/07/05                                      720          720
   +@ Limited Obligation RB (Mans) Series 1991
           2.44%, 04/07/05                                      420          420
   +@ Limited Obligation RB (Mans) Series 1998B
           2.43%, 04/07/05                                      935          935
   +@ Limited Obligation RB (Mechanics Uniform Rental
      Co) Series 1995
           2.43%, 04/07/05                                    1,000        1,000
   +@ Limited Obligation RB (United Machining) Series
      1998
           2.43%, 04/07/05                                    4,000        4,000
 +~@o Limited Obligation Refunding RB (Detroit Edison
      Co) Series 2003A
           2.36%, 04/07/05                                    5,995        5,995
      MICHIGAN TRUNK LINE FUND
 +~@o State Trunk Line Fund Refunding Bonds
      Series 1998A
           2.32%, 04/07/05                                   46,666       46,666
      OAKLAND CNTY
   +@ Limited Obligation RB (Husky Envelope
      Products) Series 1999
           2.43%, 04/07/05                                    2,100        2,100
   +@ Limited Obligation RB (Pontiac Vision 2000
      Schools) Series 2000
           2.33%, 04/07/05                                    8,800        8,800
      WAYNE CNTY
  +~@ Airport RB (Detroit Metropolitan Wayne
      Cnty Airport) Junior Lien Series 2001
           2.30%, 04/07/05                                   68,075       68,075
  +~@ Airport RB (Detroit Metropolitan Wayne Cnty
      Airport) Series 2002A
           2.33%, 04/07/05                                   29,770       29,770
  +~@ Airport Refunding RB (Detroit Metropolitan Wayne
      County Airport) Series 1996B
           2.33%, 04/07/05                                   24,940       24,940
                                                                     -----------
                                                                         609,731

      MINNESOTA  1.8%

      ANDOVER
   +@ Senior Housing Refunding RB
      (Presbyterian Homes) Series 2003
           2.30%, 04/07/05                                    6,500        6,500
      BLOOMINGTON PORT AUTH
  +~@ Special Tax Refunding RB (Mall of
      America) Series 1999B
           2.35%, 04/07/05                                   21,700       21,700
      BURNSVILLE
   +@ M/F Housing Refunding RB (Southwind
      Apts) Series 2004
           2.30%, 04/07/05                                    8,350        8,350
      COHASSET
   +@ Refunding RB (Minnesota Power & Light
      Co) Series 1997A
           2.29%, 04/01/05                                      700          700
      EDEN PRAIRIE
   +@ M/F Housing RB (Eden Prairie Leased
      Housing Associates I) Series 2003A
           2.22%, 04/07/05                                    6,000        6,000
      HENNEPIN CNTY
    @ GO Refunding Bonds Series 1996C
           2.40%, 04/07/05                                    1,350        1,350
      HENNEPIN CNTY HOUSING & REDEVELOPMENT AUTH
   +@ M/F Housing Refunding RB (Stone Arch
      Apts) Series 2002
           2.35%, 04/07/05                                    2,800        2,800
      MENDOTA HEIGHTS
   +@ Refunding IDRB (Dakota Business Plaza)
      Series 2000
           2.53%, 04/07/05                                    2,300        2,300
      MINNEAPOLIS
   +@ RB (Guthrie Theater) Series 2003A
           2.28%, 04/07/05                                   18,000       18,000
      MINNEAPOLIS-ST. PAUL METROPOLITAN AIRPORTS COMM
 +~@o Airport RB Series 2000B
           2.37%, 04/07/05                                    5,225        5,225
    + Subordinate Revenue TECP Series B
           2.08%, 05/16/05                                   17,500       17,500

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      MINNESOTA
      Tax & Aid Anticipation Borrowing Program
      COP Series 2004
           3.00%, 09/02/05                                   73,915       74,365
      MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD
   +@ RB (Evangelical Lutheran Good Samaritan
      Society) Series 1996
           2.35%, 04/07/05                                    7,400        7,400
      MINNESOTA HFA
   ~@ Residential Housing Finance Bonds Series
      2004G
           2.35%, 04/07/05                                   12,000       12,000
      MINNESOTA HIGHER EDUCATION FACILITIES AUTH
   +@ RB (Univ of St. Thomas) Series 4-O
           2.31%, 04/07/05                                    9,700        9,700
   +@ RB (Univ of St. Thomas) Series 5-I
           2.31%, 04/07/05                                    3,800        3,800
      ROCHESTER
      Health Care Facilities RB (Mayo
      Foundation) Series 1992C
           2.06%, 06/07/05                                   20,200       20,200
      Health Care Facilities RB (Mayo Foundation) Series
      2000A
           2.00%, 04/01/05                                   12,000       12,000
      ST. LOUIS PARK
   +@ M/F Housing RB (Park) Series 2002A
           2.25%, 04/07/05                                    3,300        3,300
      ST. PAUL HOUSING & REDEVELOPMENT AUTH
   +@ District Heating RB Series 1999D
           2.20%, 04/01/05                                    3,230        3,230
                                                                     -----------
                                                                         236,420

      MISSISSIPPI  0.3%

      MISSISSIPPI
  ~@o GO Refunding Bonds Series 2001
           2.32%, 04/07/05                                   14,880       14,880
      MISSISSIPPI BUSINESS FINANCE CORP.
   +@ IDRB (Electric Mills Wood Preserving)
      Series 1999
           2.43%, 04/07/05                                    5,000        5,000
   +@ IDRB (Omega Motion) Series 1996
           2.34%, 04/07/05                                    4,000        4,000
   +@ IDRB (VC Regional Assembly & Mnfg) Series 2003
           2.34%, 04/07/05                                    9,210        9,210
      MISSISSIPPI HOME CORP.
 +~@o S/F Mortgage RB Series 1997C
           2.43%, 04/07/05                                    3,570        3,570
                                                                     -----------
                                                                          36,660

      MISSOURI  0.3%

      CLAY CNTY IDA
   +@ IDRB (KS Salad Real Estate) Series 1999
           2.43%, 04/07/05                                    6,000        6,000
      MISSOURI DEVELOPMENT FINANCE BOARD
   +@ IDRB (Milbank Mnfg Co) Series 1997
           2.50%, 04/07/05                                    3,000        3,000
      ST. CHARLES CNTY INDUSTRIAL DEVELOPMENT AUTH
   +@ M/F Housing Refunding  RB (Time Centre
      Apts Phase I) Series 2004A
           2.32%, 04/07/05                                   15,600       15,600
   +@ M/F Housing Refunding  RB (Time Centre Apts Phase
      II) Series 2004B
           2.36%, 04/07/05                                    4,500        4,500
      ST. LOUIS IDA
   +@ IDRB (Kessler Container) Series 1997A
           2.35%, 04/07/05                                    1,900        1,900
      WASHINGTON IDA
   +@ IDRB (Pauwels Transformers) Series 1995
           2.58%, 04/07/05                                    2,800        2,800
                                                                     -----------
                                                                          33,800

      MONTANA  0.0%

      MONTANA HEALTH FACILITIES AUTH
  +~@ Health Care RB (Pooled Loan Program) Series 1985A
           2.30%, 04/07/05                                    4,325        4,325

      NEBRASKA  0.3%

      LANCASTER COUNTY HOSPITAL DISTRICT #1
  +~@ Hospital RB (Bryan LGH Medical Ctr)
      Series 2002
           2.29%, 04/01/05                                   10,500       10,500
      NEBRASKA INVESTMENT FINANCE AUTH
  ~@o S/F Housing RB Series 1998G
           2.43%, 04/07/05                                   10,735       10,735
  ~@o S/F Housing RB Series 1999E
           2.40%, 04/07/05                                      475          475
      STANTON CNTY
    @ IDRB (Nucor Corp) Series 1996
           2.34%, 04/07/05                                   19,300       19,300
                                                                     -----------
                                                                          41,010

      NEVADA  1.3%

      CLARK CNTY
   +@ Airport System Subordinate Lien RB
      Series 1995A-2
           2.28%, 04/07/05                                    1,100        1,100
   +@ Economic Development RB (UNLV Fndn) Series 1999
           2.28%, 04/07/05                                      395          395
   +@ IDRB (Southwest Gas Corp) Series 2003A
           2.35%, 04/07/05                                   12,500       12,500
      CLARK CNTY SD
 +~@o GO (Limited Tax) Building Bonds Series
      2001F
           2.33%, 04/07/05                                   21,715       21,715
 +~@o GO (Limited Tax) Refunding Bonds Series 2005A
           2.32%, 04/07/05                                   10,975       10,975
      LAS VEGAS VALLEY WATER DISTRICT
    ~ GO (Limited Tax) Water CP Notes Series
      2004A & B
           2.00%, 05/18/05                                    9,600        9,600
      NEVADA
 +~@o Highway Improvement (Motor Vehicle Fuel
      Tax) RB Series 2003
           2.32%, 04/07/05                                    2,192        2,192

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      NEVADA HOUSING DIVISION
   +@ M/F Housing RB (Apache Pines Apts)
      Series 1999A
           2.30%, 04/07/05                                    7,415        7,415
   +@ M/F Housing RB (Banbridge Apts) Series 2000A
           2.30%, 04/07/05                                    3,960        3,960
   +@ M/F Housing RB (Bluffs Apts) Series 2002A
           2.30%, 04/07/05                                   17,850       17,850
   +@ M/F Housing RB (City Center) Series 2000A
           2.30%, 04/07/05                                    7,600        7,600
   +@ M/F Housing RB (Home Suites) Series 1989A
           2.28%, 04/07/05                                    4,800        4,800
   +@ M/F Housing RB (Silver Pines Apts) Series 2002A
           2.28%, 04/07/05                                    5,500        5,500
   +@ M/F Housing RB (Silver Terrace Apts) Series 2003A
           2.30%, 04/07/05                                    5,150        5,150
   +@ M/F Housing RB (St Rose Seniors Apts) Series 2002A
           2.30%, 04/07/05                                   14,770       14,770
   +@ M/F Housing RB (Sundance Village Apts) Series 2004
           2.30%, 04/07/05                                   15,000       15,000
   +@ M/F Housing Refunding RB (Oakmont) Series 2002
           2.30%, 04/07/05                                    4,350        4,350
      WASHOE CNTY
 +~@o GO Convention Center Refunding Bonds
      Series 2001A
           2.33%, 04/07/05                                   21,000       21,000
                                                                     -----------
                                                                         165,872
      NEW HAMPSHIRE  0.4%

      NEW HAMPSHIRE BUSINESS FINANCE AUTH
   +@ Solid Waste Disposal RB (Lonza
      Biologics) Series 2003
           2.37%, 04/07/05                                   30,000       30,000
      NEW HAMPSHIRE HEALTH & EDUCATIONAL FACILITIES AUTH
  +~@ RB (Dartmouth-Hitchcock Obligated Group)
      Series 2001A
           2.26%, 04/07/05                                      815          815
   +@ RB (Easter Seals New Hampshire) Series 2004A
           2.33%, 04/07/05                                    6,060        6,060
   +@ RB (Frisbie Memorial Hospital) Series 2005
           2.33%, 04/07/05                                    5,350        5,350
   +@ RB (Riverwoods) Series 2003
           2.33%, 04/07/05                                    3,655        3,655
      NEW HAMPSHIRE HFA
 +~@o S/F Mortgage Acquisition RB Series 1997C
           2.43%, 04/07/05                                    1,845        1,845
 +~@o S/F Mortgage Acquisition RB Series 1998B
           2.43%, 04/07/05                                    9,730        9,730
                                                                     -----------
                                                                          57,455
      NEW JERSEY  1.1%

      ENGLEWOOD
      General Improvement BAN & Special
      Assessment BAN
           1.63%, 07/08/05                                   23,750       23,836
      NEW JERSEY
 +~@o GO Refunding Bonds Series L
           2.30%, 04/07/05                                   12,945       12,945
      TRAN Series Fiscal 2005A
  ~@o      2.31%, 04/07/05                                   15,000       15,000
  ~@o      1.25%, 04/23/05                                   25,000       25,000
      NEW JERSEY ECONOMIC DEVELOPMENT AUTH
 +~@o School Facilities Construction Bonds
      Series 2004G
           2.31%, 04/07/05                                    4,935        4,935
      NEW JERSEY HOUSING & MORTGAGE FINANCE AGENCY
      S/F Housing RB Series 2004F
           1.05%, 04/01/05                                    5,000        5,000
      NEW JERSEY TRANSPORTATION TRUST FUND AUTH
 +~@o Transportation System RB Series 2004B
           2.31%, 04/07/05                                    3,640        3,640
      NEW JERSEY TURNPIKE AUTH
 +~@o RB Series C
           2.31%, 04/07/05                                    2,000        2,000
 +~@o Turnpike RB Series 2000A
           2.31%, 04/07/05                                    6,100        6,100
 +~@o Turnpike RB Series 2004C-2
           2.31%, 04/07/05                                   22,490       22,490
 +~@o Turnpike Revenue RB Series 2004A
           2.31%, 04/07/05                                   10,000       10,000
      WOODBRIDGE TOWNSHIP
      General & Sewer Utility BAN
           1.65%, 07/08/05                                    5,481        5,501
           1.67%, 07/08/05                                    6,519        6,542
                                                                     -----------
                                                                         142,989
      NEW MEXICO  1.9%

      FARMINGTON
   +@ Hospital RB (San Juan Regional Medical
      Center) Series 2004B
           2.31%, 04/07/05                                    5,000        5,000
      NEW MEXICO
  ~@o 2004-2005 TRAN
           2.31%, 04/07/05                                  120,000      120,000
      2004-2005 TRAN Series 2004A
           1.90%, 06/30/05                                   75,000       75,263
           1.92%, 06/30/05                                   25,000       25,066
      SANTA FE
   +@ Gross Receipts Tax Subordinate Lien
      Wastewater System RB Series 1997B
           2.33%, 04/07/05                                   16,600       16,600
                                                                     -----------
                                                                         241,929
      NEW YORK  5.2%

      DUTCHESS CNTY IDA
   +@ Civic Facility RB (Trinity-Pawling
      School Corp) Series 1998
           2.26%, 04/07/05                                    4,300        4,300

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      LONG ISLAND POWER AUTH
 +~@o Electric System RB Series 1998A
           2.30%, 04/07/05                                   10,970       10,970
      METROPOLITAN TRANSPORTATION AUTH
  +~@ Dedicated Tax Fund Refunding Bonds
      Series 2005A
           2.28%, 03/31/05                                   15,500       15,500
    + Transportation Revenue BAN Sub-Series B
           1.92%, 04/07/05                                   13,000       13,000
      NEW YORK CITY
  +~@ GO Bonds Fiscal 1995 Series B-4
           2.24%, 04/01/05                                    2,950        2,950
 +~@o GO Bonds Fiscal 1998 Series D
           2.32%, 04/07/05                                   17,825       17,825
 +~@o GO Bonds Fiscal 2002 Series A
           2.30%, 04/07/05                                   15,000       15,000
   +@ GO Bonds Fiscal 2004 Series H-3
           2.21%, 04/07/05                                    2,300        2,300
   +@ GO Bonds Fiscal 2004 Series H-7
           2.28%, 04/01/05                                    2,100        2,100
      NEW YORK CITY HOUSING DEVELOPMENT CORP.
   +@ M/F Mortgage RB (2 Gold Street) Series
      2003A
           2.25%, 04/07/05                                      500          500
   +@ M/F Mortgage RB (First Avenue) Series 2002A
           2.27%, 04/07/05                                   16,550       16,550
   +@ M/F Rental Housing RB (One Columbus Place) Series
      1998A
           2.28%, 04/07/05                                    4,000        4,000
   +@ M/F Rental Housing RB (Related - Lyric
      Development) Series 2001A
           2.27%, 04/07/05                                   19,300       19,300
   +@ M/F Rental Housing RB (Sierra) Series 2003A
           2.27%, 04/07/05                                   16,415       16,415
   +@ M/F Rental Housing RB (West End Towers) Series
      2004A
           2.27%, 04/07/05                                   26,700       26,700
      NEW YORK CITY IDA
   +@ Special Facility RB (Korean Air Lines)
      Series 1997A
           2.31%, 04/07/05                                   16,300       16,300
      NEW YORK CITY MUNICIPAL WATER FINANCE AUTH
    ~ TECP Notes Series 1
           2.03%, 05/04/05                                   22,000       22,000
  +~@ Water & Sewer System RB Series 1993C
           2.24%, 04/01/05                                    7,200        7,200
  +~@ Water & Sewer System RB Series 1995A
           2.25%, 04/01/05                                    7,400        7,400
 +~@o Water & Sewer System RB Series 1996B
           2.30%, 04/07/05                                    9,995        9,995
 +~@o Water & Sewer System RB Series 2002G
           2.31%, 04/07/05                                   13,545       13,545
   ~@ Water & Sewer System RB Series 2003C-3
           2.28%, 04/01/05                                    1,360        1,360
 +~@o Water & Sewer System RB Series 2005 B
           2.30%, 04/07/05                                    5,000        5,000
      NEW YORK CITY TRANSITIONAL FINANCE AUTH
  ~@o Future Tax Secured Bonds Fiscal 1999
      Series C
           2.32%, 04/07/05                                   14,745       14,745
   ~@ Future Tax Secured Bonds Fiscal 2001 Series B
           2.25%, 04/01/05                                   13,000       13,000
  ~@o Future Tax Secured Refunding Bonds Fiscal 2003
      Series A
           2.31%, 04/07/05                                    4,640        4,640
   ~@ Recovery Bonds Fiscal 2003 Series 2A
           2.25%, 04/01/05                                   28,240       28,240
   ~@ Recovery Bonds Fiscal 2003 Series 2D
           2.22%, 04/07/05                                    3,500        3,500
   ~@ Recovery Bonds Fiscal 2003 Series 3B
           2.32%, 04/01/05                                    4,500        4,500
      NEW YORK POWER AUTH
    ~ TECP Series 2
           2.05%, 05/02/05                                   10,410       10,410
      NEW YORK STATE
    + Environmental Quality 1986 GO Bonds
      Series 1998A
           2.00%, 06/07/05                                   16,500       16,500
 +~@o GO Bonds Fiscal 2004 Series F
           2.35%, 04/07/05                                   50,000       50,000
      NEW YORK STATE DORMITORY AUTH
 +~@o State University Educational Facilities
      RB Series 2000B
           2.28%, 04/07/05                                   20,000       20,000
      NEW YORK STATE ENERGY RESEARCH DEVELOPMENT AUTH
 +~@o Gas Facilities RB (Brooklyn Union Gas)
      Series 1996
           2.30%, 04/07/05                                    1,570        1,570
      NEW YORK STATE HFA
   +@ Housing RB (101 West End Ave) Series
      1998A
           2.31%, 04/07/05                                   13,200       13,200
   +@ Housing RB (150 E44th St) Series 2000A
           2.31%, 04/07/05                                   39,500       39,500
   +@ Housing RB (345 E94th St) Series 1998A
           2.31%, 04/07/05                                      565          565
   +@ Housing RB (345 E94th St) Series 1999A
           2.31%, 04/07/05                                    6,500        6,500
   +@ Housing RB (350 W43rd St) Series 2002A
           2.27%, 04/07/05                                    5,000        5,000
   +@ Housing RB (350 W43rd St) Series 2004A
           2.27%, 04/07/05                                    9,400        9,400
   +@ Housing RB (Avalon Chrystie Place I) Series 2004A
           2.31%, 04/07/05                                   17,000       17,000
   +@ Housing RB (E84th St) Series 1995A
           2.26%, 04/07/05                                   11,300       11,300
   +@ Housing RB (The Helena) Series 2003A
           2.26%, 04/07/05                                   12,200       12,200
   +@ Housing RB (Union Square South) Series 1996A
           2.26%, 04/07/05                                   14,000       14,000
   +@ Housing RB (W20th St) Series 2001A
           2.28%, 04/07/05                                   33,000       33,000
      NEW YORK STATE MORTGAGE AGENCY
  ~@o Homeowner Mortgage RB Series 77A
           2.31%, 04/07/05                                   10,700       10,700

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
  ~@o Homeowner Mortgage RB Series 79
           2.31%, 04/07/05                                   14,995       14,995
  ~@o S/F Mortgage RB Series 92
           2.31%, 04/07/05                                    3,540        3,540
      NEW YORK STATE POWER AUTH
    ~ TECP Series 5
           2.08%, 05/04/05                                   24,500       24,500
      PITTSFORD CENTRAL SD
      GO BAN 2004B
           1.50%, 06/29/05                                   12,500       12,545
           1.55%, 06/29/05                                    7,500        7,526
      SMITHTOWN CENTRAL SD
      2004-2005 TAN
           1.58%, 06/29/05                                   12,490       12,533
      TRIBOROUGH BRIDGE & TUNNEL AUTH
  ~@o General Refunding RB Series 2002B
           2.30%, 04/07/05                                    9,995        9,995
      WESTCHESTER CNTY IDA
   +@ IDRB (Levister Redevelopment Co) Series
      2001A
           2.26%, 04/07/05                                    1,000        1,000
      YONKERS IDA
  +~@ Civic Facility RB (Consumers Union)
      Series 1994
           2.30%, 04/07/05                                      440          440
                                                                     -----------
                                                                         676,754
      NORTH CAROLINA  2.0%

      CHARLOTTE
  +~@ Airport Refunding RB Series 1997A
           2.33%, 04/07/05                                   37,400       37,400
      DURHAM HOUSING AUTH
   +@ M/F Housing RB (Pendleton Townhomes)
      Series 2001
           2.34%, 04/07/05                                    5,490        5,490
      FORSYTH CNTY
   +@ RB (Plymouth Printing Co) Series 1998
           2.39%, 04/07/05                                    1,140        1,140
      GATES CNTY INDUSTRIAL FACILITIES & POLLUTION
      CONTROL FINANCING AUTH
   +@ IDRB (Coxe-Lewis Corp) Series 1999
           2.44%, 04/07/05                                      913          913
      GUILFORD CNTY INDUSTRIAL FACILITIES & POLLUTION
      CONTROL FINANCING AUTH
   +@ IDRB (Metalcraft of Mayville SE Mnfg)
      Series 1997
           2.35%, 04/07/05                                    1,300        1,300
      HERTFORD CNTY INDUSTRIAL FACILITIES & POLLUTION
      CONTROL FINANCING AUTH
      IDRB (Nucor Corp) Series 2000A
    @      2.32%, 04/07/05                                   17,500       17,500
    @      2.40%, 04/07/05                                   26,500       26,500
      JOHNSTON CNTY INDUSTRIAL FACILITIES & POLLUTION
      CONTROL FINANCING AUTH
   +@ IDRB (Flanders Corp) Series 1998
           2.35%, 04/07/05                                    4,500        4,500
      NORTH CAROLINA EDUCATIONAL FACILITIES FINANCE
      AGENCY
   +@ Educational Facilities RB (High Point
      Univ) Series 1997
           2.29%, 04/07/05                                    4,410        4,410
   +@ Educational Facilities RB (Queens College) Series
      1999B
           2.29%, 04/07/05                                    5,520        5,520
      NORTH CAROLINA HFA
  ~@o Home Ownership RB Series 1A
           1.62%, 07/14/05                                   12,000       12,000
      PIEDMONT TRIAD AIRPORT AUTH
  +~@ Airport RB Series 2004B
           2.35%, 04/07/05                                   19,500       19,500
      RALEIGH-DURHAM AIRPORT AUTH
 +~@o Airport RB Series 2005B
           2.37%, 04/07/05                                    4,680        4,680
      ROCKINGHAM CNTY INDUSTRIAL FACILITIES & POLLUTION
      CONTROL FINANCING AUTH
   +@ IDRB (McMichael Mills) Series 1997
           2.34%, 04/07/05                                    1,100        1,100
      ROWAN CNTY INDUSTRIAL FACILITIES & POLLUTION
      CONTROL FINANCING AUTH
   +@ IDRB (Taylor Clay Products) Series 1999
           2.34%, 04/07/05                                    3,400        3,400
      SAMPSON CNTY INDUSTRIAL FACILITIES & POLLUTION
      CONTROL FINANCE AUTH
   +@ IDRB (Crumpler Plastic Pipe) Series 1999
           2.39%, 04/07/05                                    2,600        2,600
      UNION CNTY INDUSTRIAL FACILITIES & POLLUTION
      CONTROL FINANCING AUTH
   +@ RB (Rock-Tenn Converting Co) Series 1997
           2.34%, 04/07/05                                    1,750        1,750
      WAKE CNTY
   ~@ GO Public Improvement Series 2003B
           2.50%, 04/01/05                                   28,000       28,000
   ~@ GO Series 2004A
           2.00%, 04/01/05                                   30,000       30,000
   ~@ GO Series 2004B
           2.00%, 04/01/05                                   41,320       41,320
      WAKE CNTY HOUSING AUTH
   +@ M/F Housing RB (Walnut Ridge Apts)
      Series 2000
           2.34%, 04/07/05                                    9,975        9,975
      WILMINGTON HOUSING AUTH
   +@ M/F Housing RB (Garden Lakes Estates)
      Series 1999
           2.34%, 04/07/05                                    7,055        7,055
                                                                     -----------
                                                                         266,053
      NORTH DAKOTA  0.2%

      NORTH DAKOTA HFA
   ~@ Home Mortgage Finance Program Series
      2004B
           2.33%, 04/07/05                                   24,680       24,680
      RICHLAND CNTY
   +@ Solid Waste Disposal RB (Minn-Dak
      Farmers Coop) Series 1996A
           2.57%, 04/07/05                                    6,370        6,370
   +@ Solid Waste Disposal RB (Minn-Dak Farmers Coop)
      Series 1996B
           2.57%, 04/07/05                                      585          585
                                                                     -----------
                                                                          31,635

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      OHIO  1.0%

      AKRON, BATH & COPLEY JOINT TOWNSHIP HOSPITAL
      DISTRICT
   +@ Hospital Facilities RB (Summa Health
      System) Series 2004B
           2.29%, 04/07/05                                    7,500        7,500
      CLEVELAND
   +@ Airport System RB Series 1997D
           2.33%, 04/07/05                                   34,760       34,760
      CUYAHOGA CNTY
   +@ Economic Development RB (Hathaway Brown
      School) Series 1999
           2.30%, 04/07/05                                   13,950       13,950
      HAMILTON
  +~@ Electric System Refunding RB Series 2002A
           2.28%, 04/07/05                                    5,210        5,210
      OHIO
    @ Infrastructure Improvement Refunding GO
      Bonds Series 2004A
           2.25%, 04/07/05                                    1,000        1,000
   +@ RB (Pooled Financing) Series 2004
           2.30%, 04/07/05                                    9,515        9,515
      OHIO HFA
  +~@ M/F Refunding RB (10 Wilmington Place)
      Series 1991B
           2.20%, 04/01/05                                    8,945        8,945
  ~@o Residential Mortgage RB 2001C
           2.40%, 04/07/05                                    5,465        5,465
      OHIO HIGHER EDUCATIONAL FACILITY COMM
   +@ Higher Educational Facility RB (Pooled
      Financing) Series 2003B
           2.30%, 04/07/05                                    4,900        4,900
      PORT OF GREATER CINCINNATI DEVELOPMENT AUTH
   +@ RB (National Underground Railroad
      Freedom Center) Series 2003A
           2.35%, 04/07/05                                   15,000       15,000
      UNIVERSITY OF CINCINNATI
      General Receipts BAN Series 2005B
           2.30%, 06/01/05                                   21,284       21,317
      UNIVERSITY OF TOLEDO
  +~@ General Receipts Bonds Series 2002
           2.29%, 04/01/05                                    6,520        6,520
                                                                     -----------
                                                                         134,082
      OKLAHOMA  1.1%

      MULDROW PUBLIC WORKS AUTH
   +@ IDRB (OK Foods) Series 1995
           2.35%, 04/07/05                                    4,500        4,500
      OKLAHOMA CNTY INDUSTRIAL AUTH
   +@ RB (National Cowboy Hall of Fame) Series
      1999
           2.30%, 04/07/05                                    1,080        1,080
      OKLAHOMA DEVELOPMENT FINANCE AUTH
   +@ RB (Shawnee Funding) Series 1996
           2.34%, 04/07/05                                    3,100        3,100
      OKLAHOMA HFA
  ~@o S/F Mortgage RB Series 1998B-2 & 2000C-2
           2.37%, 04/07/05                                    1,580        1,580
      OKLAHOMA STUDENT LOAN AUTH
  +~@ Student Loan Bonds & Notes Series 1996A
           2.28%, 04/07/05                                   32,580       32,580
  +~@ Student Loan Bonds & Notes Series 1997A
           2.32%, 04/07/05                                   33,000       33,000
  +~@ Student Loan Bonds & Notes Series 1998A
           2.32%, 04/07/05                                   33,100       33,100
  +~@ Student Loan Bonds & Notes Series 2000A-4
           2.32%, 04/07/05                                   10,945       10,945
  +~@ Student Loan Bonds & Notes Series 2005A
           2.32%, 04/07/05                                   15,045       15,045
      PAYNE CNTY ECONOMIC DEVELOPMENT AUTH
  +~@ Student Housing RB (OSUF Phase III
      Student Housing) Series 2005
           2.30%, 04/07/05                                    8,500        8,500
      TULSA IDA
   +@ RB (YMCA) Series 1999
           2.30%, 04/07/05                                    2,500        2,500
                                                                     -----------
                                                                         145,930
      OREGON  1.4%

      OREGON
   +@ Economic Development RB (Kettle Foods)
      Series 1998-196
           2.35%, 04/07/05                                    4,600        4,600
      TAN Series 2004A
  ~@o      2.31%, 04/07/05                                   25,000       25,000
           1.77%, 06/30/05                                   71,750       71,966
      OREGON ECONOMIC DEVELOPMENT COMM
   +@ Economic Development RB (Pendleton Flour
      Mills) Series 1997-182
           2.35%, 04/07/05                                    3,875        3,875
      OREGON HEALTH & SCIENCE UNIVERSITY
   +@ Special RB (OHSU Medical Group) Series
      2004A
           2.26%, 04/07/05                                   10,000       10,000
      OREGON HEALTH, HOUSING, EDUCATIONAL & CULTURAL
      FACILITIES AUTH
   +@ RB (Quatama Crossing) Series 1998A
           2.35%, 04/07/05                                    8,510        8,510
      OREGON HOUSING & COMMUNITY SERVICES DEPT
   ~@ S/F Mortgage RB Series 2004L
           2.35%, 04/07/05                                    5,000        5,000
      S/F Mortgage RB Series 2004R
           2.15%, 09/01/05                                    5,500        5,500
      PORT OF PORTLAND
   +@ Special Obligation RB (Portland Bulk
      Terminals) Series 1996
           2.35%, 04/07/05                                   28,000       28,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
   +@ Special Obligation RB (Portland Bulk Terminals)
      Series 1999
           2.35%, 04/07/05                                    4,500        4,500
      PORTLAND
   +@ M/F Housing RB (Village of Lovejoy
      Fountain) Series 1997
           2.35%, 04/07/05                                    8,500        8,500
                                                                     -----------
                                                                         175,451
      PENNSYLVANIA  6.3%

      ALLEGHENY CNTY HOSPITAL DEVELOPMENT AUTH
 +~@o Hospital RB  (Magee-Women's Hospital)
      Series 1993
           2.30%, 04/07/05                                    5,000        5,000
      CENTRAL BUCKS SD
  +~@ GO Series 2000A
           2.33%, 04/07/05                                    1,450        1,450
      CLARION CNTY IDA
   +@ Energy Development RB (Piney Creek)
      Series 1990
           2.33%, 04/07/05                                   16,065       16,065
      DANIEL BOONE AREA SD
  +~@ GO Bonds Series 2004
           2.29%, 04/07/05                                    4,795        4,795
      DAUPHIN CNTY GENERAL AUTH
  +~@ RB (Education & Health Loan) Series 1997
           2.33%, 04/07/05                                    6,880        6,880
      DELAWARE CNTY IDA
   +@ RB (YMCA of Philadelphia) Series 1999
           2.39%, 04/07/05                                      100          100
      DELAWARE VALLEY REGIONAL FINANCE AUTH
 +~@o Local Government RB Series 1998A
           2.36%, 04/07/05                                   14,510       14,510
      EASTON AREA SD
  +~@ GO Bonds Series 2005
           2.30%, 04/07/05                                   10,000       10,000
      EMMAUS GENERAL AUTH
  +~@ Bonds Series 1996
           2.29%, 04/07/05                                    3,125        3,125
      ERIE SD
 +~@o GO Bonds Series 2001A
           2.32%, 04/07/05                                   17,545       17,545
      HARRISBURG AUTH
  +~@ Water Refunding RB Series 2002B
           2.33%, 04/07/05                                    5,000        5,000
  +~@ Water Refunding RB Series 2003A
           2.33%, 04/07/05                                   14,600       14,600
      LAMPETER-STRASBURG SD
  +~@ GO Bonds Series 2004A
           2.30%, 04/07/05                                    6,000        6,000
      LANCASTER CNTY HOSPITAL AUTH
  +~@ Health Center RB (Masonic Homes) Series
      2002
           2.29%, 04/07/05                                   17,435       17,435
      MANHEIM TOWNSHIP SD
  +~@ GO Bonds Series 2004
           2.30%, 04/07/05                                    7,000        7,000
      MERCER CNTY
 +~@o GO Bonds Series 2001
           2.32%, 04/07/05                                    9,000        9,000
      MONTGOMERY CNTY HIGHER EDUCATION & HEALTH AUTH
   +@ RB (Madlyn & Leonard Abramson Center For
      Jewish Life) Series 2001
           2.35%, 04/07/05                                    4,400        4,400
      MONTGOMERY CNTY IDA
      Pollution Control Refunding RB (Peco
      Energy Co) Series 1994A
    +      1.99%, 05/05/05                                    8,325        8,325
    +      2.08%, 05/09/05                                   18,000       18,000
   +@ Pollution Control Refunding RB (Peco Energy Co)
      Series 1999A
           2.30%, 04/07/05                                   27,400       27,400
   +@ School RB (Friends' Central School) Series 2002
           2.33%, 04/07/05                                    4,325        4,325
      MONTGOMERY CNTY REDEVELOPMENT AUTH
   +@ M/F Housing Refunding RB (Glenmore
      Associates) Series 1995A
           2.14%, 04/07/05                                      750          750
      NORTHHAMPTON CNTY
 +~@o County Agreement RB Series 2001
           2.32%, 04/07/05                                    6,995        6,995
      NORWIN SD
 +~@o GO Bonds Series 2001A
           2.32%, 04/07/05                                   12,500       12,500
      PENNSYLVANIA
 +~@o GO Bonds First Series 1995
           2.31%, 04/07/05                                    1,000        1,000
  ~@o GO Bonds First Series 2001
           2.36%, 04/07/05                                    6,860        6,860
 +~@o GO Bonds First Series 2003
           2.30%, 04/07/05                                      300          300
 +~@o GO Bonds Second Series 2002
           2.30%, 04/07/05                                   14,995       14,995
      PENNSYLVANIA CONVENTION CENTER AUTH
 +~@o RB Series 1989A
           2.30%, 04/07/05                                    4,500        4,500
      PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCING AUTH
   +@ Exempt Facilities RB (Amtrak) Series
      2001B
           2.32%, 04/07/05                                      200          200
    @ Exempt Facilities RB (Merck & Co) Series 2001
           2.36%, 04/07/05                                   15,000       15,000
      PENNSYLVANIA ENERGY DEVELOPMENT AUTH
   +@ Energy Development RB (B&W Ebensburg)
      Series 1986
           2.33%, 04/07/05                                    8,740        8,740
   +@ Energy Development RB (Piney Creek) Series 1986A
           2.33%, 04/07/05                                   18,480       18,480
   +@ Energy Development RB (Piney Creek) Series 1986C
           2.33%, 04/07/05                                    4,155        4,155
      PENNSYLVANIA HFA
 +~@o S/F Mortgage RB Drawdown Series 2003
           2.35%, 04/07/05                                    6,920        6,920

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
  ~@o S/F Mortgage RB Series 1999A
           2.15%, 08/11/05                                   18,820       18,820
   ~@ S/F Mortgage RB Series 2004-83C
           2.26%, 04/07/05                                    8,000        8,000
   ~@ S/F Mortgage RB Series 2004-84C
           2.29%, 04/07/05                                    9,500        9,500
   ~@ S/F Mortgage RB Series 2004-84D
           2.29%, 04/07/05                                   19,600       19,600
  ~@o S/F RB Series 1998-64
           2.37%, 04/07/05                                      495          495
      PENNSYLVANIA HIGHER EDUCATION ASSISTANCE AGENCY
  +~@ Student Loan RB Series 1988A
           2.27%, 04/07/05                                   38,600       38,600
  +~@ Student Loan RB Series 1988B
           2.27%, 04/07/05                                   36,700       36,700
  +~@ Student Loan RB Series 1994A
           2.27%, 04/07/05                                   16,000       16,000
  +~@ Student Loan RB Series 1997A
           2.35%, 04/07/05                                   28,900       28,900
  +~@ Student Loan RB Series 1999A
           2.33%, 04/07/05                                   35,000       35,000
  +~@ Student Loan RB Series 2000A
           2.35%, 04/07/05                                   34,175       34,175
  +~@ Student Loan RB Series 2001A
           2.35%, 04/07/05                                   21,900       21,900
  +~@ Student Loan RB Series 2003A-1
           2.35%, 04/07/05                                    7,000        7,000
  +~@ Student Loan RB Series 2003A-2
           2.35%, 04/07/05                                   38,000       38,000
      PENNSYLVANIA HIGHER EDUCATIONAL FACILITIES AUTH
  +~@ Drexel University RB Series 2005B
           2.29%, 04/07/05                                    1,600        1,600
 +~@o University of Pennsylvania Health System RB Series
      2005A
           2.30%, 04/07/05                                   14,070       14,070
      PENNSYLVANIA INTERGOVERNMENTAL COOPERATION AUTH
  +~@ Special Tax Refunding RB (Philadelphia
      Funding Program) Series 2003
           2.30%, 04/07/05                                   30,110       30,110
      PENNSYLVANIA PUBLIC SCHOOL BUILDING AUTH
 +~@o School Lease RB (Philadelphia SD) Series
      2003
           2.32%, 04/07/05                                    5,900        5,900
  +~@ School RB (Parkland SD) Series 1999D
           2.33%, 04/07/05                                    7,990        7,990
      PENNSYLVANIA STATE UNIVERSITY
    @ RB Series 2001A
           2.26%, 04/07/05                                    1,300        1,300
      PHILADELPHIA GAS WORKS
 +~@o RB Third Series 2001
           2.30%, 04/07/05                                    4,295        4,295
    + Revenue Notes TECP Series D
           2.28%, 04/12/05                                   34,000       34,000
      PHILADELPHIA IDA
 +~@o Airport RB Series 1998A
           2.15%, 08/11/05                                   12,710       12,710
   +@ RB (City Line Holiday Inn) Series 1996
           2.25%, 04/07/05                                    6,800        6,800
      READING SD
 +~@o GO Bonds Series 2003A
           2.32%, 04/07/05                                    4,225        4,225
      SCRANTON REDEVELOPMENT AUTH
   +@ Guaranteed Lease RB Series 2004
           2.33%, 04/07/05                                    3,500        3,500
      TEMPLE UNIVERSITY
      University Funding Obligations Series
      2004
           1.27%, 05/02/05                                   29,800       29,824
           1.84%, 05/02/05                                    9,000        9,003
      UNIVERSITY OF PITTSBURGH
      Pitt Asset Notes Series 2004
           3.00%, 10/14/05                                   18,000       18,106
   ~@ University Capital Project Bonds Series 2005A
           2.27%, 04/07/05                                    5,000        5,000
   ~@ University Capital Project Bonds Series 2005B
           2.25%, 04/07/05                                   10,000       10,000
   ~@ University Capital Project Bonds Series 2005C
           2.22%, 04/07/05                                    5,000        5,000
      WEST CORNWALL TWP MUNICIPAL AUTH
   +@ RB (Lebanon Valley Brethren Home) Series
      1995
           2.34%, 04/07/05                                    1,720        1,720
                                                                     -----------
                                                                         820,193

      PUERTO RICO  0.0%

      PUERTO RICO HIGHWAYS & TRANSPORTATION AUTH
 +~@o Highway RB Series Y
           2.28%, 04/07/05                                      800          800
      RHODE ISLAND  0.8%
      RHODE ISLAND HOUSING & MORTGAGE FINANCE CORP.
  ~@o Home Ownership Opportunity Bonds Series
      1998-29A
           2.43%, 04/07/05                                   19,020       19,020
      RHODE ISLAND IDA
   +@ IDRB (Greystone of Lincoln) Series 2000
           2.55%, 04/07/05                                    1,700        1,700
      RHODE ISLAND STUDENT LOAN AUTH
  +~@ Student Loan Program RB Series 1995-1
           2.33%, 04/07/05                                   30,000       30,000
  +~@ Student Loan Program RB Series 1996-1
           2.33%, 04/07/05                                   19,000       19,000
  +~@ Student Loan Program RB Series 1996-2
           2.33%, 04/07/05                                    6,900        6,900
  +~@ Student Loan Program RB Series 1996-3
           2.33%, 04/07/05                                   23,000       23,000
                                                                     -----------
                                                                          99,620

      SOUTH CAROLINA  0.9%

      BERKELEY CNTY SD
 +~@o School Building Bonds Series 2002
           2.35%, 04/07/05                                    7,575        7,575

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      FLORENCE CNTY PUBLIC FACILITIES CORP.
  +~@ Refunding COP (Law Enforcement & Civic
      Centers) Series 2003
           2.30%, 04/07/05                                   24,985       24,985
      GREENVILLE IDA
   +@ IDRB (Stevens Aviation Technical
      Services) Series 1997
           2.39%, 04/07/05                                    3,500        3,500
      SOUTH CAROLINA HOUSING & DEVELOPMENT AUTH
   +@ M/F Rental Housing RB (Ashley Apts)
      Series 1999
           2.34%, 04/07/05                                    4,105        4,105
   +@ M/F Rental Housing RB (Piedmont Manor Apts) Series
      2000B-1
           2.34%, 04/07/05                                    5,755        5,755
   +@ M/F Rental Housing RB (Spartanburg Terrace Apts)
      Series 2000C-1
           2.34%, 04/07/05                                    1,960        1,960
   +@ M/F Rental Housing Refunding RB (Fairway Apts)
      Series 2001A
           2.33%, 04/07/05                                    7,735        7,735
      SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTH
   +@ IDRB (Sanders Brothers Construction Co)
      Series 1996
           2.39%, 04/07/05                                      700          700
   +@ RB (Holcim) Series 2003
           2.43%, 04/07/05                                    6,250        6,250
   +@ RB (Thomas & Betts Corp) Series 1997
           2.39%, 04/07/05                                    3,250        3,250
      SOUTH CAROLINA PUBLIC SERVICE AUTH
    ~ TECP
           1.98%, 04/07/05                                   29,701       29,701
      SOUTH CAROLINA TRANSPORTATION INFRASTRUCTURE BANK
 +~@o RB Series 1999A
           2.32%, 04/07/05                                   22,610       22,610
      SPARTANBURG CNTY IDA
   +@ Refunding IDRB (Bemis Co) Series 1991
           2.34%, 04/07/05                                    4,750        4,750
                                                                     -----------
                                                                         122,876

      SOUTH DAKOTA  0.3%

      SOUTH DAKOTA HAD
   +@ M/F Housing RB (Harmony Heights) Series
      2001
           2.40%, 04/07/05                                    6,500        6,500
      SOUTH DAKOTA HEALTH & EDUCATIONAL FACILITIES AUTH
  +~@ RB (McKenna Hospital) Series 1994
           2.20%, 04/07/05                                   27,240       27,240
      SOUTH DAKOTA HOUSING DEVELOPMENT AUTH
   ~@ Homeownership Mortgage Bonds Series 2004G
           2.16%, 04/07/05                                   11,000       11,000
                                                                     -----------
                                                                          44,740

      TENNESSEE  3.5%

      BRISTOL HEALTH & EDUCATIONAL FACILITIES BOARD
   +@ RB (King College) Series 2001
           2.30%, 04/07/05                                    6,850        6,850
      CARTER CNTY IDB
   +@ M/F Housing Refunding RB (Willow Run
      Apts) Series 1990
           2.25%, 04/07/05                                    6,675        6,675
      CHATTANOOGA HEALTH, EDUCATION & HOUSING FACILITIES
      BOARD
   +@ RB (Baylor School) Series 1996
           2.29%, 04/07/05                                    2,035        2,035
   +@ THA Program RB (Cumberland Medical Ctr) Series
      2004A
           2.29%, 04/07/05                                   46,000       46,000
      FRANKLIN CO IDB
   +@ IDRB (Hi-Tech) Series 1997
           2.35%, 04/07/05                                    3,800        3,800
      GRUNDY CNTY IDB
   +@ Limited Obligation RB (Toyo Seat USA
      Corp) Series 2001
           2.48%, 04/07/05                                    3,795        3,795
      HENDERSONVILLE IDB
   +@ Refunding IDRB (Betty Machine Co) Series
      2001
           2.34%, 04/07/05                                    3,445        3,445
      HUNTINGDON IDB
   +@ IDRB (Associated Rubber Co) Series 1999
           2.34%, 04/07/05                                    2,200        2,200
      JACKSON ENERGY AUTH
  +~@ Gas System RB Series 2002
           2.28%, 04/07/05                                    5,730        5,730
  +~@ Water System RB Series 2002
           2.28%, 04/07/05                                    4,800        4,800
      JACKSON IDB
   +@ Solid Waste Facility Bonds (Ameristeel
      Corp) Series 1997
           2.35%, 04/07/05                                    3,800        3,800
      MARION CNTY INDUSTRIAL & ENVIRONMENTAL DEVELOPMENT
      BOARD
   +@ Economic Development RB (Variform)
      Series 1992
           2.20%, 08/01/05                                    7,000        7,000
      MCMINN CNTY IDA
   +@ Solid Waste Disposal Facilities RB
      (Bowater) Series 1999
           2.34%, 04/07/05                                   13,500       13,500
      MEMPHIS
 +~@o Electric System Subordinate RB Series
      2003A
           2.32%, 04/07/05                                    2,800        2,800
 +~@o General Improvement Refunding Bonds Series 2005
          2.32%, 04/07/05                                     5,640        5,640
      METROPOLITAN GOVT OF NASHVILLE & DAVIDSON CNTY
   +@ Educational Facilities RB (Belmont Univ)
      Series 2005
           2.28%, 04/07/05                                   13,000       13,000
      GO TECP
           2.00%, 06/09/05                                   15,000       15,000
           2.25%, 08/15/05                                   15,000       15,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
    @ RB (Ascension Health Credit Group) Series 2001B-1
           1.65%, 08/03/05                                    4,000        4,000
   +@ RB (Ensworth School) Series 2002
           2.29%, 04/07/05                                    7,525        7,525
      METROPOLITAN GOVT OF NASHVILLE-DAVIDSON CNTY IDB
   +@ Educational Facilities Refunding RB
      (David Lipscomb Univ) Series 2003
           2.29%, 04/07/05                                    8,300        8,300
   +@ IDRB (Bindtech) Series 1997
           2.35%, 04/07/05                                    2,550        2,550
   +@ M/F Housing RB (Arbor Crest) 1985B
           2.31%, 04/07/05                                   12,750       12,750
   +@ M/F Housing RB (Arbor Knoll) 1985A
           2.31%, 04/07/05                                   13,400       13,400
      METROPOLITAN NASHVILLE AIRPORT AUTH
   +@ Passenger Facility Charge Refunding
      Bonds Series 2003
           2.34%, 04/07/05                                    6,300        6,300
      SEVIER CNTY PUBLIC BUILDING AUTH
  +~@ Public Improvement Bonds Series 1995C-1
           2.31%, 04/07/05                                    2,975        2,975
  +~@ Public Improvement Bonds Series 1996E-4
           2.31%, 04/07/05                                    2,340        2,340
  +~@ Public Improvement Bonds Series 1996E-5
           2.31%, 04/07/05                                    1,310        1,310
  +~@ Public Improvement Bonds Series 1996F-1
           2.31%, 04/07/05                                    8,700        8,700
  +~@ Public Improvement Bonds Series 1996F-2
           2.31%, 04/07/05                                    4,775        4,775
  +~@ Public Improvement Bonds Series 1996G
           2.31%, 04/07/05                                    4,810        4,810
  +~@ Public Improvement Bonds Series 1996II-C
           2.31%, 04/07/05                                      805          805
  +~@ Public Improvement Bonds Series 1998III-C-1
           2.31%, 04/07/05                                    7,980        7,980
      SHELBY CNTY
      TAN Series 2004
           1.52%, 06/30/05                                   31,300       31,413
      SHELBY CNTY HEALTH, EDUCATION & HOUSING FACILITY
      BOARD
   +@ Educational Facilities RB (Rhodes
      College) Series 2000
           2.30%, 04/07/05                                    9,545        9,545
   +@ M/F Housing RB (TUP I) Series 1997A
           2.43%, 04/07/05                                    5,000        5,000
   +@ RB (St. Benedict at Auburndale High School) Series
      2003
           2.32%, 04/07/05                                    5,000        5,000
      TENNESSEE
      GO TECP Series A
           1.80%, 04/07/05                                   15,000       15,000
           2.17%, 05/02/05                                   20,000       19,997
           2.06%, 06/06/05                                   10,000       10,000
           2.05%, 06/08/05                                   20,000       20,000
      TENNESSEE HOUSING DEVELOPMENT AGENCY
  ~@o Homeownership Program Bonds Series
      2001-1C
           2.41%, 04/07/05                                    7,175        7,175
      VOLUNTEER STUDENT LOAN FUNDING CORP.
   +@ Student Loan RB Series 1987A-1
           2.34%, 04/07/05                                   15,000       15,000
   +@ Student Loan RB Series 1987A-2
           2.34%, 04/07/05                                   13,700       13,700
   +@ Student Loan RB Series 1987A-3
           2.34%, 04/07/05                                   59,700       59,700
                                                                     -----------
                                                                         461,120

      TEXAS  13.2%

      AMARILLO HEALTH FACILITY CORP
   +@ Hospital RB (Panhandle Pooled Health
      Care Loan) Series 1985
           2.42%, 04/07/05                                    3,000        3,000
      AUSTIN
  ~@o Public Improvement Bonds Series 2000
           2.32%, 04/07/05                                    6,000        6,000
 +~@o Public Improvement Refunding Bonds Series 2005
           2.32%, 04/07/05                                    8,760        8,760
 +~@o Water & Wastewater Refunding RB Series 2001A&B
           2.35%, 04/07/05                                    1,225        1,225
      BEXAR CNTY HEALTH FACILITIES DEVELOPMENT CORP.
   +@ Health Care RB (Chandler Memorial Home)
      Series 1995
           2.31%, 04/07/05                                    3,700        3,700
      BOERNE INDEPENDENT SD
 +~@o Unlimited Tax School Building Bonds
      Series 2004
           2.32%, 04/07/05                                    2,630        2,630
      BRAZOS RIVER AUTH
   +@ Pollution Control Refunding RB (TXU
      Electric Co) Series 2001D-1
           2.33%, 04/07/05                                   14,300       14,300
      COLLIN CNTY HFA
   +@ M/F Housing RB (Huntington Apts) Series
      1996
           2.38%, 04/07/05                                    6,150        6,150
      CYPRESS-FAIRBANKS INDEPENDENT SD
 +~@o Unlimited Tax GO Refunding Bonds Series
      2005
           2.32%, 04/07/05                                    6,800        6,800
      DALLAS AREA RAPID TRANSIT
 +~@o Dallas/Ft Worth International Airport
      Joint RB Series 2003A
           2.35%, 04/07/05                                    2,500        2,500
 +~@o Sr Lien Sales Tax RB Series 2001
           2.32%, 04/07/05                                   16,130       16,130
      DALLAS FORT WORTH INTERNATIONAL AIRPORT
 +~@o Airport Joint Improvement RB Series 2003A
           1.65%, 04/07/05                                    9,995        9,995
 +~@o Joint Improvement & Refunding RB Series 2002A
           2.37%, 04/07/05                                    8,995        8,995
 +~@o Joint RB Series 2003A
           2.36%, 04/07/05                                    3,370        3,370

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      DALLAS INDEPENDENT SD
 +~@o Unlimited Tax School Building &
      Refunding Bonds Series 2004A
           2.32%, 04/07/05                                    1,200        1,200
      DENTON UTILITY SYSTEM
 +~@o Utility System RB Series 2000A
           2.32%, 04/07/05                                    5,230        5,230
      EL PASO
 +~@o Water & Sewer Refunding RB Series 1998
           2.27%, 04/07/05                                    9,635        9,635
      GARLAND INDEPENDENT SD
  +~@ Unlimited Tax School Building Bonds
      Series 2004B
           2.05%, 06/15/05                                    7,125        7,125
      GRAND PRAIRIE IDA
   +@ IDRB (NTA Leasing Co) Series 1994
           2.43%, 04/07/05                                    1,400        1,400
      GRAPEVINE IDA
      Airport Improvement RB (Simuflite
      Training Int'l) Series 1983A
   +@      1.15%, 04/01/05                                   18,975       18,975
   +@      2.70%, 04/03/06                                   18,975       18,975
      GREATER EAST TEXAS STUDENT LOAN CORP.
      Student Loan RB Series 1992B
   +@      2.33%, 04/07/05                                   30,200       30,200
   +@      1.80%, 07/01/05                                   14,000       14,000
   +@ Student Loan RB Series 1995B
           1.80%, 07/01/05                                   10,000       10,000
   +@ Student Loan RB Series 1998A
           2.33%, 04/07/05                                   10,250       10,250
   +@ Student Loan Refunding RB Series 1993A
           2.33%, 04/07/05                                   48,150       48,150
   +@ Student Loan Refunding RB Series 1993B
           2.33%, 04/07/05                                    7,000        7,000
   +@ Student Loan Refunding RB Series 1995A
           2.32%, 04/07/05                                   35,700       35,700
   +@ Student Loan Refunding RB Series 1996A
           2.33%, 04/07/05                                   56,000       56,000
      GREGG COUNTY HEALTH FACILITIES DEVELOPMENT CORP.
   +@ Hospital RB (Good Shepherd Medical
      Center) Series 2004
           2.28%, 04/07/05                                   21,400       21,400
      GULF COAST INDUSTRIAL DEVELOPMENT AUTH
   +@ IDRB (Gruma Corp) Series 1994
           2.38%, 04/07/05                                    6,440        6,440
      GULF COAST WASTE DISP AUTH
    @ RB (Amoco Oil Co) Series 1991
           1.60%, 04/01/05                                    9,200        9,200
      HARRIS CNTY
  +~@ Jr Lien Special RB (Rodeo) Series 2001C
           2.30%, 04/07/05                                    1,900        1,900
      HARRIS CNTY FLOOD CONTROL DISTRICT
    + Contract Tax TECP Series F
           2.06%, 06/07/05                                   14,905       14,905
      HARRIS CNTY HEALTH FACILITY DEVELOPMENT CORP.
    @ RB (Methodist Hospital System) Series
      2005B
           2.07%, 05/09/05                                   80,000       80,000
 +~@o RB (SCH Health Care) Series 1997B
           2.32%, 04/07/05                                   14,850       14,850
      HARRIS CNTY HFA
   +@ M/F Housing RB (Dominion Square Apts)
      Series 2000
           2.43%, 04/07/05                                    2,860        2,860
   +@ M/F Housing RB (Village At Cornerstone Apts)
      Series 2004
           2.35%, 04/07/05                                    8,360        8,360
      HAYS CONSOLIDATED INDEPENDENT SD
 +~@o Unlimited Tax Refunding Bonds Series 2005
           2.32%, 04/07/05                                    3,690        3,690
      HOUSTON
  ~@o Public Improvement Refunding Bonds
      Series 1998A
           2.32%, 04/07/05                                   21,655       21,655
  ~@o TRAN Series 2004
           2.31%, 04/07/05                                   13,460       13,460
 +~@o Water & Sewer System Junior Lien Refunding RB
      Series 2002A
           2.36%, 04/07/05                                    6,530        6,530
      HOUSTON INDEPENDENT SD
   ~@ Limited Tax Schoolhouse & Refunding
      Bonds Series 2003
           1.73%, 06/15/05                                   97,270       97,270
   ~@ Limited Tax Schoolhouse Bonds Series 2004
           1.62%, 06/09/05                                  105,000      104,974
      JEWETT ECONOMIC DEVELOPMENT CORP.
    @ IDRB (Nucor Corp) Series 2003
           2.34%, 04/07/05                                    6,200        6,200
      KATY INDEPENDENT SD
 +~@o Unlimited Tax School Building Bonds
      Series 2000A
           2.32%, 04/07/05                                   10,145       10,145
   ~@ Unlimited Tax School Building Bonds Series 2004C
           2.28%, 04/07/05                                   68,200       68,200
      LAVACA-NAVIDAD RIVER AUTH
   +@ Water Supply System Contract RB (Formosa
      Plastics Corp) Series 1990
           2.33%, 04/07/05                                   13,600       13,600
      LEANDER INDEPENDENT SD
 +~@o Unlimited Tax School Building &
      Refunding Bonds Series 2003
           2.33%, 04/07/05                                   10,000       10,000
      LOWER COLORADO RIVER AUTH
 +~@o Refunding RB Series 1999A
           2.32%, 04/07/05                                   10,770       10,770
    + Transmission Contract Revenue CP Notes
           2.05%, 05/04/05                                   40,000       40,000
      LUBBOCK INDEPENDENT SD
  +~@ Unlimited Tax School Building Bonds
      Series 2005A
           3.38%, 12/15/05                                   23,050       23,238
      MANSFIELD IDA
   +@ IDRB (Southern Champion Tray) Series 1999
           2.34%, 04/07/05                                    1,900        1,900
      MATAGORDA CNTY NAVIGATION DISTRICT # 1
 +~@o Refunding RB (Houston Lighting & Power
      Co)
           2.40%, 04/07/05                                   19,385       19,385

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      MIDLOTHIAN INDEPENDENT SD
 +~@o Unlimited Tax School Building &
      Refunding Bonds Series 2004
           2.36%, 04/07/05                                    8,840        8,840
      NORTH TEXAS HIGHER EDUCATION AUTH
   +@ Student Loan RB Series 1987
           2.32%, 04/07/05                                   87,750       87,750
   +@ Student Loan RB Series 1998
           2.28%, 04/07/05                                    9,000        9,000
  +~@ Student Loan RB Series 2005A
           2.28%, 04/07/05                                   20,600       20,600
      NORTH TEXAS TOLLWAY AUTH
 +~@o Dallas North Tollway System RB Series
      2005A
           2.32%, 04/07/05                                    2,600        2,600
      PANHANDLE PLAINS HIGHER EDUCATION AUTH
  +~@ Student Loan RB Series 1991A
           2.33%, 04/07/05                                   20,700       20,700
  +~@ Student Loan RB Series 1992A
           2.33%, 04/07/05                                   17,800       17,800
  +~@ Student Loan RB Series 1993A
           2.33%, 04/07/05                                   22,400       22,400
      SAN ANTONIO IDA
   +@ IDRB (Gruma Corp) Series 1994
           2.38%, 04/07/05                                    4,095        4,095
      SOUTHEAST TEXAS HFA
      S/F Mortgage Refunding & RB Series 1998A
 +~@o      2.37%, 04/07/05                                    4,285        4,285
  ~@o      2.37%, 04/07/05                                    4,345        4,345
      SPRING INDEPENDENT SD
 +~@o Unlimited Tax Schoolhouse Bonds Series
      2005
           2.32%, 04/07/05                                    6,000        6,000
      TEXAS
   ~@ GO Bonds Veterans' Housing Assistance
      Program Fund II Series 2005A
           2.32%, 04/07/05                                   16,700       16,700
   ~@ GO College Student Loan & Refunding Bonds Series
      2003
           1.80%, 07/01/05                                   25,690       25,690
      TRAN Series 2004
  ~@o      2.31%, 04/07/05                                   88,000       88,000
           1.60%, 08/31/05                                  100,820      101,398
           2.04%, 08/31/05                                   39,920       40,074
           2.08%, 08/31/05                                   35,000       35,129
           2.09%, 08/31/05                                   25,000       25,091
           2.25%, 08/31/05                                   19,935       19,994
   ~@ Veterans' Housing Assistance Program Fund II
      Series 2002 A-2 Bonds
           2.28%, 04/07/05                                    6,000        6,000
      TEXAS A&M BOARD OF REGENTS
  ~@o Permanent University Fund Bonds Series
      2004B
           2.32%, 04/07/05                                    6,500        6,500
      TEXAS A&M UNIVERSITY
  ~@o Permanent University Fund Bonds Series
      1998
           2.32%, 04/07/05                                   28,445       28,445
      TEXAS DEPT OF HOUSING & COMMUNITY AFFAIRS
   +@ M/F Housing RB (Bristol Apts) Series 2004
           2.35%, 04/07/05                                    8,625        8,625
   +@ M/F Housing RB (Creek Point Apts) Series 2000
           2.35%, 04/07/05                                    6,785        6,785
   +@ M/F Housing RB (Montgomery Pines Apts) Series 2004
           2.35%, 04/07/05                                   12,300       12,300
   +@ M/F Housing RB (Pinnacle Apartments) Series 2004
           2.35%, 04/07/05                                    7,000        7,000
  ~@o Residential Mortgage RB Series 1998A
           2.43%, 04/07/05                                   14,950       14,950
 +~@o S/F Mortgage RB Series 2002A&B
           2.36%, 04/07/05                                    4,125        4,125
  +~@ S/F Mortgage RB Series 2004D
           2.35%, 04/07/05                                   10,950       10,950
      TEXAS MUNICIPAL GAS CORP.
  +~@ Senior Lien Gas Reserve RB Series 1998
           2.28%, 04/07/05                                    2,285        2,285
      TEXAS PUBLIC FINANCE AUTHORITY
    ~ TECP
           1.80%, 04/05/05                                   45,000       45,000
      TRINITY RIVER AUTH
   +@ Solid Waste Disposal RB (Community Waste
      Disposal) Series 1999
           2.37%, 04/07/05                                    4,070        4,070
      UNIVERSITY OF TEXAS
      Permanent University Fund Flexible Rate
      Notes Series A
           2.05%, 05/05/05                                   22,000       22,000
      WACO EDUCATION FINANCE CORP.
  +~@ RB (Baylor Univ) Series 2002A
           2.27%, 04/07/05                                    9,575        9,575
                                                                     -----------
                                                                       1,727,428

      UTAH  2.1%

      DAVIS CNTY SD
      TAN Series 2004
           1.60%, 06/30/05                                   25,000       25,085
      INTERMOUNTAIN POWER AGENCY
  +~@ Power Supply Refunding & RB Series 1985E
           2.20%, 09/15/05                                   43,150       43,134
 +~@o Power Supply Refunding RB Series 1996C
           2.32%, 04/07/05                                   15,330       15,330
      SALT LAKE CITY
 +~@o Hospital RB (IHC Health Services) Series
      2001
           2.32%, 04/07/05                                   26,730       26,730
    @ Pollution Control (Amoco Project) Series 1983
           1.50%, 04/01/05                                    4,715        4,714
   +@ RB (Rowland Hall - St. Mark's School) Series 2001
           2.28%, 04/07/05                                    9,515        9,515
      TRAN Series 2004
           1.60%, 06/30/05                                   25,000       25,085

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      UNIVERSITY OF UTAH
 +~@o Auxiliary & Campus Facilities System
      Refunding & RB Series 1998A
           2.32%, 04/07/05                                   30,060       30,060
   +@ Student Loan RB Series 1993A
           2.28%, 04/07/05                                    5,000        5,000
  +~@ Student Loan RB Series 1995l
           2.28%, 04/07/05                                   27,500       27,500
      UTAH
  ~@o GO Highway Bonds Series 1998A
           2.31%, 04/07/05                                   14,715       14,715
      UTAH BUILDING OWNERSHIP AUTH
 +~@o Lease Refunding RB Series 1998C
           2.32%, 04/07/05                                    9,695        9,695
      UTAH STATE BOARD OF REGENTS
  +~@ Student Loan RB Series 2005W
           2.28%, 04/07/05                                   35,280       35,280
      WOODS CROSS CITY
   +@ M/F Housing Refunding RB (Springwood
      Apts) Series 2001A
           2.28%, 04/07/05                                    3,605        3,605
                                                                     -----------
                                                                         275,448

      VERMONT  0.1%

      VERMONT ECONOMIC DEVELOPMENT AUTH
   +@ IDRB (Agri-Mark) Series 1999A
           2.47%, 04/07/05                                   17,000       17,000
   +@ IDRB (Agri-Mark) Series 1999B
           2.47%, 04/07/05                                    1,000        1,000
                                                                     -----------
                                                                          18,000

      VIRGINIA  1.7%

      ALEXANDRIA IDA
   +@ Refunding RB (Goodwin House) Series 2005
           2.27%, 04/01/05                                   14,000       14,000
      CITY OF RICHMOND IDA
   +@ RB (Church School, VA Diocese) Series
      2002
           2.30%, 04/07/05                                   12,540       12,540
      FAIRFAX CNTY
  ~@o Public Improvement & Refunding Bonds
      Series 2004A
           2.32%, 04/07/05                                    1,000        1,000
      Public Improvement Refunding Bonds Series 2003A
           4.00%, 06/01/05                                   11,325       11,365
      KING GEORGE CNTY
   +@ Solid Waste Disposal Facility RB
      (Garnet) Series 1996
           2.35%, 04/07/05                                    3,700        3,700
      LOUDOUN CNTY
  ~@o GO Refunding Bonds Series 2005
           2.30%, 04/07/05                                   15,960       15,960
      METROPOLITAN WASHINGTON AIRPORTS AUTH
 +~@o Airport System RB Series 2001A
           2.37%, 04/07/05                                    5,870        5,870
  +~@ Airport System Refunding RB Series 2002C
           2.30%, 04/07/05                                   26,900       26,900
 +~@o Airport System Refunding RB Series 2004D
           2.37%, 04/07/05                                    2,750        2,750
      Airport System Revenue TECP Series Two
    +      1.95%, 04/06/05                                   20,000       20,000
    +      1.95%, 04/07/05                                   10,000       10,000
    ~ TECP Series A
           2.05%, 04/11/05                                   43,000       43,000
      MONTGOMERY CNTY IDA
   +@ RB (Virginia Tech Foundation) Series
      2001A
           2.30%, 04/07/05                                    8,900        8,900
   +@ RB (Virginia Tech Foundation) Series 2001B
           2.38%, 04/07/05                                    1,015        1,015
   +@ RB (Virginia Tech Foundation) Series 2002
           2.30%, 04/07/05                                    4,485        4,485
      NEWPORT NEWS IDA
   +@ RB (CNU Warwick Student Apts) Series 2004
           2.30%, 04/07/05                                    4,300        4,300
      NORFOLK
 +~@o Parking System Refunding & RB Series
      2000B
           2.32%, 04/07/05                                    9,450        9,450
      NORFOLK REDEVELOPMENT & HOUSING AUTH
   +@ RB (E2F Student Housing I) Series 2005
           2.30%, 04/07/05                                    7,000        7,000
   +@ RB (Old Dominion University Real Estate Foundation
      Student Housing) Series 2004B
           2.30%, 04/07/05                                    6,000        6,000
      PORTSMOUTH REDEVELOPMENT & HOUSING AUTH
   +@ M/F Housing RB (Churchland North Apts)
      Series 1999
           2.34%, 04/07/05                                    6,550        6,550
      VIRGINIA BEACH DEVELOPMENT AUTH
   +@ M/F Residential Rental Housing RB
      (Silver Hill at Thalia) Series 1999
           2.34%, 04/07/05                                    4,200        4,200
      VIRGINIA PORT AUTHORITY
      Commonwealth Port Fund Refunding RB
      Series 1998
           5.25%, 07/01/05                                    8,630        8,706
                                                                     -----------
                                                                         227,691

      WASHINGTON  3.6%

      CENTRAL PUGET SOUND REGIONAL TRANSIT AUTH
 +~@o Sales Tax RB Series 2005A
           2.32%, 04/07/05                                    8,000        8,000
      DOUGLAS CNTY DEVELOPMENT CORP.
   +@ RB (Executive Flight) Series 1998
           2.35%, 04/07/05                                    6,300        6,300
      ENERGY NORTHWEST
 +~@o Columbia Generating Station & Project #3
      Refunding Electric RB Series 2001A
           2.32%, 04/07/05                                   29,700       29,700
 +~@o Project #1 Refunding Electric RB Series 2002A
           2.32%, 04/07/05                                   20,425       20,425

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
 +~@o Project #3 Refunding Electric RB Series 2003A
           2.32%, 04/07/05                                    8,690        8,690
  +~@ Project #3 Refunding Electric RB Series 2003D-3-2
           2.28%, 04/07/05                                    8,000        8,000
      EVERETT IDA
    @ Exempt Facilities RB (Kimberly-Clark
      Corp) Series 2002
           2.35%, 04/07/05                                    3,200        3,200
   +@ RB (Partners Trust I/Synsor) Series 1996
           2.35%, 04/07/05                                    3,300        3,300
      OLYMPIA
   +@ Solid Waste RB (LeMay Enterprises)
      Series 1999
           2.37%, 04/07/05                                    5,905        5,905
      PIERCE CNTY
   +@ IDRB (McFarland Cascade) Series 1996
           2.35%, 04/07/05                                    3,945        3,945
 +~@o Unlimited Tax GO Bonds Series 2001
           2.32%, 04/07/05                                   43,655       43,655
      PIERCE CNTY ECONOMIC DEVELOPMENT CORP.
   +@ RB (Flex-A-Lite Consolidated) Series 1996
           2.35%, 04/07/05                                    2,250        2,250
   +@ RB (K&M Holdings II) Series 1997
           2.58%, 04/07/05                                    1,300        1,300
   +@ Solid Waste RB (LeMay Enterprises) Series 1999
           2.37%, 04/07/05                                    2,145        2,145
      PORT OF CENTRALIA IDA
   +@ Solid Waste RB (LeMay Enterprises)
      Series 1999
           2.37%, 04/07/05                                    1,345        1,345
      PORT OF MOSES LAKE PUBLIC CORP.
   +@ RB (National Frozen Foods Corp) Series
      1997
           2.30%, 04/07/05                                    2,900        2,900
      PORT OF SEATTLE
 +~@o RB Series 2001B
           2.37%, 04/07/05                                    4,430        4,430
 +~@o RB Series 2003A
           2.32%, 04/07/05                                    1,000        1,000
 +~@o Special Facility RB  (Terminal 18) Series 1999B
           2.40%, 04/07/05                                   49,795       49,795
      PORT OF TACOMA
      Subordinate Lien Revenue TECP Series A
    +      2.06%, 06/06/05                                   14,000       14,000
    +      2.07%, 06/07/05                                    9,000        9,000
      SEATTLE
 +~@o Drainage & Wastewater Refunding & RB
      Series 2002
           2.32%, 04/07/05                                    6,875        6,875
      SEATTLE HOUSING AUTH
   +@ RB (CHHIP & HRG) Series 1996
           2.35%, 04/07/05                                    3,410        3,410
   +@ RB (Casa Pacifica Apts) Series 1997
           2.35%, 04/07/05                                    2,950        2,950
      TACOMA HOUSING AUTH
   +@ RB (Crown Assisted Living) Series 1998
           2.35%, 04/07/05                                    3,135        3,135
      WASHINGTON
 +~@o GO Bond Series 2003A
           2.36%, 04/07/05                                    5,170        5,170
  ~@o GO Bonds Series 1998C
           2.32%, 04/07/05                                   12,150       12,150
  ~@o GO Bonds Series 2000B
           2.32%, 04/07/05                                   13,380       13,380
 +~@o Unlimited GO Bonds Series B
           2.32%, 04/07/05                                   30,485       30,485
 +~@o Various Purpose GO Bonds Series 2005D
           2.32%, 04/07/05                                   12,430       12,430
      WASHINGTON ECONOMIC DEVELOPMENT FINANCE AUTH
   +@ Economic Development RB (Skills) Series
      1998N
           2.35%, 04/07/05                                    2,770        2,770
   +@ IDRB (Tonkin Building Associates) Series 1997A
           2.35%, 04/07/05                                    1,000        1,000
   +@ RB (Hunter Douglas) Series 1997A
           2.34%, 04/07/05                                    3,500        3,500
   +@ Solid Waste Disposal RB (Cedar Grove Composting)
      Series 2004B
           2.37%, 04/07/05                                    5,905        5,905
   +@ Solid Waste Disposal RB (Waste Management ) Series
      2000C
           2.37%, 04/07/05                                    5,500        5,500
      Solid Waste Disposal RB (Waste Management ) Series
      2000I
   +@      2.33%, 04/07/05                                   10,240       10,240
   +@      2.37%, 04/07/05                                    7,235        7,235
   +@ Solid Waste Disposal RB (Waste Management) Series
      2000H
           2.37%, 04/07/05                                    6,825        6,825
      WASHINGTON HEALTH CARE FACILITIES AUTH
   +@ RB (Yakima Valley Farm Workers Clinic)
      Series 1997
           2.30%, 04/07/05                                    3,200        3,200
      WASHINGTON HOUSING FINANCE COMM
   +@ M/F Housing RB (Anchor Village Apts)
      Series 1997
           2.35%, 04/07/05                                   10,750       10,750
   +@ M/F Housing RB (Highlander Apts) Series 2004A
           2.35%, 04/07/05                                    7,000        7,000
   +@ M/F Housing RB (Lakewood Meadows Apts) Series 2000A
           2.35%, 04/07/05                                    3,140        3,140
   +@ M/F Housing RB (Rainier Court Apts) Series 2003A
           2.35%, 04/07/05                                   12,750       12,750
   +@ M/F Housing RB (Silver Creek Apts) Series 2004
           2.35%, 04/07/05                                    4,100        4,100
   +@ M/F Housing RB (Vintage at Burien) Series 2004A
           2.35%, 04/07/05                                    6,570        6,570
   +@ M/F Housing RB (Woodrose Apts) Series 1999A
           2.35%, 04/07/05                                    6,750        6,750

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
   +@ M/F Mortgage RB (Canyon Lakes) Series 1993
           2.21%, 04/07/05                                    4,295        4,295
   +@ M/F Mortgage RB (Lake Washington Apts) Series 1996
           2.35%, 04/07/05                                    8,050        8,050
   +@ M/F Mortgage RB (Meridian Court Apts) Series 1996
           2.35%, 04/07/05                                    6,700        6,700
   +@ M/F RB (Brittany Park Phase II) Series 1998A
           2.35%, 04/07/05                                    3,480        3,480
   +@ M/F RB (Brittany Park) Series 1996A
           2.35%, 04/07/05                                    8,730        8,730
   +@ M/F RB (Merrill Gardens at Queen Anne) Series 2004A
           2.38%, 04/07/05                                    9,500        9,500
   +@ M/F RB (Merrill Gardens) Series 1997A
           2.35%, 04/07/05                                    6,125        6,125
   +@ M/F RB (Rosecreek Apts) Series 1998A
           2.38%, 04/07/05                                    3,570        3,570
      YAKAMA INDIAN NATION
   +@ RB (Yakama Forest Products) Series 1997
           2.35%, 04/07/05                                    2,900        2,900
      YAKIMA CNTY PUBLIC CORP
   +@ IDRB (Cowiche Growers) Series 1998
           2.35%, 04/07/05                                    2,800        2,800
   +@ RB (Michelsen Packaging) Series 1996
           2.35%, 04/07/05                                    1,100        1,100
                                                                     -----------
                                                                         473,755

      WEST VIRGINIA  0.4%

      FAYETTE CNTY DEVELOPMENT AUTH
   +@ Solid Waste Disposal Facility RB
      (Georgia-Pacific Corp) Series 1995
           2.34%, 04/07/05                                   11,100       11,100
      MARION CNTY
   +@ Solid Waste Disposal Facility RB (Grant
      Town Cogeneration) Series 1990B
           2.30%, 04/07/05                                   19,925       19,925
   +@ Solid Waste Disposal Facility RB (Grant Town
      Cogeneration) Series 1990C
           2.30%, 04/07/05                                   17,000       17,000
   +@ Solid Waste Disposal Facility RB (Grant Town
      Cogeneration) Series 1990D
           2.30%, 04/07/05                                    3,200        3,200
                                                                     -----------
                                                                          51,225

      WISCONSIN  1.9%

      COLBURN IDA
   +@ IDRB (Heartland Farms) Series 1994
           2.54%, 04/07/05                                    5,800        5,800
      KENOSHA
   +@ IDRB (Asyst Technologies) Series 1997
           2.37%, 04/07/05                                    5,000        5,000
      KIMBERLY AREA SD
 +~@o GO Refunding Bonds
           2.32%, 04/07/05                                    6,075        6,075
      MILWAUKEE CNTY
 +~@o Airport RB Series 2000A
           1.40%, 04/07/05                                   18,470       18,470
      SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK
      DISTRICT
 +~@o Sales Tax Refunding Bonds Series 1998
           2.35%, 04/07/05                                    5,000        5,000
      WISCONSIN
 +~@o GO Bonds Series 2005-1
           2.32%, 04/07/05                                    8,190        8,190
 +~@o GO Refunding Bonds Series 2005-1
           2.32%, 04/07/05                                    4,600        4,600
 +~@o Transportation RB Series 2005A
           2.32%, 04/07/05                                    9,690        9,690
      WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTH
 +~@o RB (Sisters of the Sorrowful Mother)
      Series 1993C
           2.32%, 04/07/05                                   22,015       22,015
      WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTH
   +@ Business Development RB (Ultratec)
      Series 1995-7
           2.54%, 04/07/05                                    2,205        2,205
   ~@ Home Ownership RB Series 2002C
           2.25%, 04/07/05                                    3,000        3,000
   ~@ Home Ownership RB Series 2002D
           2.28%, 04/07/05                                      830          830
   ~@ Home Ownership RB Series 2003B
           2.28%, 04/07/05                                   14,300       14,300
      Home Ownership RB Series 2004A
   ~@      2.28%, 04/07/05                                    8,000        8,000
   ~@      2.28%, 04/07/05                                   11,020       11,020
   ~@      2.28%, 04/07/05                                   10,000       10,000
   ~@ Home Ownership RB Series 2004D
           2.32%, 04/07/05                                   73,800       73,800
 +~@o Housing RB Series 2002 B
           2.32%, 04/07/05                                   15,715       15,715
 +~@o S/F Draw Down RB Series 2003I
           2.38%, 04/07/05                                   17,950       17,950
      WISCONSIN RAPIDS
   +@ IDRB (Thiele Kaolin) Series 1998
           2.34%, 04/07/05                                    4,500        4,500
                                                                     -----------
                                                                         246,160

      WYOMING  0.2%

      LINCOLN CNTY
    @ Pollution Control RB (Amoco Project)
      Series 1983
           1.50%, 04/01/05                                   15,200       15,193
    @ Pollution Control RB (Exxon) Series 1987C
           2.24%, 04/01/05                                    1,500        1,500
      WYOMING COMMUNITY DEVELOPMENT AUTH
  ~@o Housing RB Series 2001-1
           2.37%, 04/07/05                                    5,225        5,225
                                                                     -----------
                                                                          21,918

END OF INVESTMENTS.

At 03/31/05, the tax basis cost of the fund's investment was $13,057,021, and the unrealized loss was ($212).

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

The fund's portfolio holdings include illiquid and/or restricted security of Lava-Navidad River Auth, 2.33%, 04/07/05, worth $13,600 or 0.1% of the fund's total net assets.

THE CHARLES SCHWAB FAMILY OF FUNDS

SCHWAB ADVISOR CASH RESERVES(TM)

PORTFOLIO HOLDINGS As of March 31, 2005, unaudited

The following are the portfolio holdings at 03/31/05. For more information please refer to the fund's semi-annual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities.

* Asset-backed security

+ Credit-enhanced security

o Restricted and/or illiquid security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date.


                                                       COST             VALUE
HOLDINGS BY CATEGORY                                 ($X1,000)         ($X1,000)
--------------------------------------------------------------------------------
 62.0%  FIXED-RATE OBLIGATIONS                      2,880,079         2,880,079
  9.1%  VARIABLE-RATE OBLIGATIONS                     424,822           424,822
 29.4%  OTHER INVESTMENTS                           1,363,857         1,363,857
--------------------------------------------------------------------------------
100.5%  TOTAL INVESTMENTS                           4,668,758         4,668,758
 (0.5)% OTHER ASSETS AND LIABILITIES                                    (21,687)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    4,647,071


     ISSUER                                        FACE AMOUNT          VALUE
     RATE, MATURITY DATE                           ($ x 1,000)       ($ x 1,000)
     FIXED-RATE OBLIGATIONS  62.0% of net assets

     COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  38.4%
     ---------------------------------------------------------------------------
     AB SPINTAB
           2.98%, 06/03/05                               1,600             1,592
           2.95%, 08/08/05                              17,000            16,823
     ALLIANCE & LEICESTER, PLC, SECTION 4(2) /
     144A
           2.80%, 06/10/05                               6,000             5,968
           3.15%, 09/08/05                               2,000             1,972
           3.20%, 09/12/05                              10,000             9,857
   + Allied Irish Banks North America
           2.96%, 05/31/05                               2,000             1,990
   * Amstel Funding Corp., Section 4(2) /
     144A
           2.96%, 05/31/05                               9,000             8,956
           2.95%, 08/10/05                               6,000             5,936
  *+ Aquinas Funding, L.L.C., Section 4(2) /
     144A
           2.42%, 04/05/05                               2,000             1,999
           2.18%, 04/14/05                               1,000               999
           2.73%, 06/20/05                               4,000             3,976
           3.02%, 06/21/05                               5,000             4,966
           2.85%, 07/12/05                               3,000             2,976
           3.15%, 09/02/05                               5,000             4,934
  *+ ASAP Funding Ltd., Section 4(2) / 144A
           2.69%, 04/05/05                               7,000             6,998
           2.65%, 04/12/05                               5,000             4,996
           2.82%, 04/26/05                              10,000             9,981
           2.84%, 05/04/05                              14,000            13,964
   * Atlantis One Funding Corp., Section
     4(2) / 144A
           2.77%, 04/21/05                               7,000             6,989
           2.58%, 06/01/05                              15,000            14,935
           2.82%, 07/11/05                              20,000            19,844
           2.84%, 07/14/05                               7,872             7,808
           2.87%, 07/20/05                               8,956             8,879
           2.87%, 07/22/05                               2,154             2,135
           2.98%, 08/11/05                               6,000             5,935
           2.98%, 08/12/05                               5,000             4,946
           3.15%, 09/15/05                              37,000            36,468
           3.25%, 09/20/05                               4,000             3,939
     BANK OF AMERICA CORP.
           2.59%, 04/04/05                              57,000            56,988
           2.63%, 04/11/05                              30,000            29,978
     BANK OF IRELAND, SECTION 4(2) / 144A
           2.65%, 04/21/05                               3,300             3,295
   + Barclays U.S. Funding Corp.
           2.71%, 04/27/05                              10,000             9,981
  *+ BETA FINANCE, INC., SECTION 3C7 / 144A
           2.17%, 04/13/05                               1,500             1,499
           2.63%, 04/19/05                              21,000            20,973
           2.72%, 04/21/05                               2,000             1,997
           2.90%, 06/06/05                              11,500            11,439
   + CBA (DELAWARE) FINANCE, INC.
           2.62%, 04/07/05                               2,300             2,299
   * CC (USA), INC., SECTION 3C7 / 144A
           2.70%, 04/11/05                               9,000             8,993
           2.17%, 04/13/05                               4,000             3,997
           2.63%, 04/18/05                               3,000             2,996
           2.68%, 04/27/05                               5,000             4,990
           2.78%, 07/07/05                               5,000             4,963
     CITICORP
           2.78%, 04/26/05                              20,000            19,962
     CITIGROUP GLOBAL MARKETS HOLDINGS, INC.
           2.63%, 04/20/05                               9,000             8,988
           2.78%, 04/28/05                              40,000            39,917
           2.66%, 05/03/05                              40,000            39,906
  *+ CONCORD MINUTEMEN CAPITAL CO.,
     SECTION 3C7 / 144A
           2.51%, 05/10/05                               3,234             3,225
           2.84%, 05/24/05                               3,000             2,988
           2.80%, 07/06/05                               7,000             6,948
           2.81%, 07/06/05                               3,000             2,978
           2.83%, 07/06/05                              22,820            22,650
           3.01%, 08/18/05                              19,923            19,695
  *+ CROWN POINT CAPITAL CO., L.L.C.,
     SECTION 4(2) / 144A
           2.64%, 04/18/05                              17,000            16,979
           2.29%, 04/20/05                               1,500             1,498
           2.95%, 08/08/05                               1,509             1,493
           3.32%, 09/21/05                              35,000            34,450
   * DAKOTA CP NOTES OF CITIBANK CREDIT CARD
     ISSUANCE TRUST, SECTION 4(2) / 144A
           2.61%, 04/05/05                              20,000            19,994
           2.64%, 04/06/05                              40,000            39,985
           2.73%, 04/13/05                              10,000             9,991

SCHWAB ADVISOR CASH RESERVES(TM)

PORTFOLIO HOLDINGS  continued

     ISSUER                                        FACE AMOUNT          VALUE
     RATE, MATURITY DATE                           ($ x 1,000)       ($ x 1,000)
           2.82%, 04/22/05                              10,000             9,984
           2.81%, 04/25/05                              12,000            11,978
   + DANSKE CORP.
           2.61%, 04/05/05                              11,168            11,165
           2.64%, 04/07/05                               4,700             4,698
     DNB NOR BANK ASA
           2.87%, 06/09/05                               5,700             5,669
           2.95%, 06/15/05                               9,900             9,840
   * DORADA FINANCE, INC., SECTION 3C7 / 144A
           2.68%, 04/27/05                              23,000            22,956
           2.82%, 07/15/05                               5,000             4,959
  *+ EDISON ASSET SECURITIZATION CORP.,
     L.L.C., SECTION 4(2) / 144A
           2.60%, 04/01/05                              23,000            23,000
  *+ EIFFEL FUNDING, L.L.C., SECTION 4(2) /
     144A
           2.80%, 04/04/05                               5,000             4,999
           2.67%, 04/13/05                               2,000             1,998
           2.68%, 04/22/05                               2,000             1,997
           2.66%, 04/25/05                               9,000             8,984
           2.82%, 04/26/05                               4,000             3,992
           2.95%, 05/23/05                               2,000             1,992
  *+ FAIRWAY FINANCE CO., L.L.C., SECTION
     4(2) / 144A
           2.80%, 04/05/05                              15,000            14,995
           2.17%, 04/07/05                               4,771             4,769
           2.51%, 05/13/05                               9,000             8,974
           2.96%, 07/28/05                               5,000             4,952
           3.23%, 09/12/05                               3,000             2,957
     FORENINGSSPARBANKEN AB (SWEDBANK)
           2.64%, 04/07/05                               1,000             1,000
           2.98%, 06/01/05                               1,900             1,890
   * GALAXY FUNDING, INC., SECTION 4(2) /
     144A
           2.61%, 04/07/05                               9,000             8,996
           3.01%, 06/21/05                              26,000            25,825
     GENERAL ELECTRIC CAPITAL CORP.
           2.64%, 04/12/05                              35,000            34,972
           2.64%, 04/21/05                              40,000            39,942
           2.64%, 04/22/05                              40,000            39,939
           3.02%, 06/23/05                              23,000            22,841
           2.86%, 07/21/05                              50,000            49,565
   * GIRO FUNDING U. S. CORP., SECTION 4(2) /
     144A
           2.64%, 04/15/05                              10,000             9,990
           2.79%, 04/27/05                              20,000            19,960
           2.82%, 04/29/05                              15,000            14,967
           2.95%, 05/26/05                              16,000            15,928
  *+ GRAMPIAN FUNDING, L.L.C., SECTION 4(2) /
     144A
           2.20%, 04/19/05                               7,000             6,992
  *+ GREYHAWK FUNDING, L.L.C., SECTION 4(2) /
     144A
           2.26%, 04/26/05                               3,000             2,995
     IRISH LIFE & PERMANENT, PLC, SECTION
     4(2) / 144A
           2.65%, 04/21/05                              12,000            11,982
           2.48%, 05/18/05                               3,000             2,990
           2.86%, 06/02/05                               1,000               995
   + IXIS COMMERCIAL PAPER CORP., SECTION
     4(2) / 144A
           2.64%, 04/22/05                               2,000             1,997
           2.67%, 04/22/05                               4,400             4,393
           2.99%, 06/22/05                              15,000            14,899
   * K2 (USA), L.L.C., SECTION 3C7 / 144A
           2.62%, 04/08/05                               8,800             8,796
           2.72%, 04/25/05                              28,100            28,049
           2.84%, 07/15/05                               5,000             4,959
   + KBC FINANCIAL PRODUCTS INTERNATIONAL,
     LTD., SECTION 4(2) / 144A
           2.16%, 04/01/05                               4,000             4,000
  *+ KITTY HAWK FUNDING CORP., SECTION 4(2) /
     144A
           3.25%, 09/20/05                               3,841             3,782
  *+ LEXINGTON PARKER CAPITAL CO., L.L.C.,
     SECTION 4(2) / 144A
           2.17%, 04/06/05                               3,000             2,999
           2.65%, 04/18/05                               1,163             1,162
           2.82%, 04/19/05                               1,000               999
           2.60%, 06/01/05                               4,840             4,819
           2.86%, 07/18/05                              11,364            11,268
           2.88%, 07/25/05                              19,000            18,828
           2.96%, 08/08/05                               2,000             1,979
           2.98%, 08/08/05                               2,000             1,979
           3.15%, 09/01/05                              10,000             9,868
   * MANE FUNDING CORP., SECTION 4(2) /
     144A
           2.67%, 04/26/05                               5,000             4,991
           2.98%, 06/16/05                              24,945            24,789
     MORGAN STANLEY
           2.73%, 04/20/05                              10,000             9,986
           2.78%, 04/29/05                              40,000            39,914
   * NEWCASTLE CERTIFICATES PROGRAM,
     SECTION 4(2) / 144A
           2.74%, 04/11/05                              15,000            14,989
           3.01%, 06/14/05                               7,000             6,957
           2.98%, 06/16/05                               1,000               994
  *+ NIEUW AMSTERDAM RECEIVABLES CORP.,
     SECTION 4(2) / 144A
           2.64%, 04/05/05                               5,000             4,999
           2.84%, 05/03/05                               5,000             4,987
           2.83%, 05/05/05                              15,000            14,960
           2.93%, 06/15/05                               1,743             1,732
   + NORDEA NORTH AMERICA, INC.
           3.04%, 06/22/05                              10,000             9,931
  *+ OLD LINE FUNDING, L.L.C., SECTION 4(2) /
     144A
           2.72%, 04/20/05                              10,067            10,053
  *+ PARK AVENUE RECEIVABLES CO., L.L.C.
     SECTION 4(2) / 144A
           2.80%, 04/07/05                               1,000             1,000
   * PARK GRANADA, L.L.C., SECTION 4(2) /
     144A
           2.83%, 05/03/05                               5,000             4,987
   + SANTANDER CENTRAL HISPANO FINANCE
     (DELAWARE), INC.
           2.12%, 04/05/05                              16,000            15,996
           2.81%, 07/13/05                              10,000             9,921
  *+ SCALDIS CAPITAL LTD., SECTION 4(2) / 144A
           2.71%, 04/07/05                              10,000             9,996
           2.25%, 04/18/05                              11,639            11,627
           2.27%, 04/26/05                               4,371             4,364
           2.51%, 05/16/05                              14,000            13,957
           2.98%, 06/15/05                               7,000             6,957
           2.86%, 07/15/05                              33,000            32,729
  *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
           2.63%, 04/07/05                              11,000            10,995
           2.80%, 05/23/05                               3,000             2,988
           2.69%, 06/15/05                               5,000             4,972

SCHWAB ADVISOR CASH RESERVES(TM)

PORTFOLIO HOLDINGS  continued

     ISSUER                                        FACE AMOUNT          VALUE
     RATE, MATURITY DATE                           ($ x 1,000)       ($ x 1,000)
           3.01%, 06/24/05                               3,000             2,979
           2.81%, 07/01/05                               3,000             2,979
           3.15%, 09/02/05                              10,000             9,867
     SKANDINAVISKA ENSKILDA BANKEN AB
           2.63%, 04/15/05                              15,000            14,985
           3.00%, 06/09/05                               1,850             1,839
           3.00%, 06/24/05                               7,300             7,249
           3.25%, 09/16/05                               5,000             4,925
     SOCIETE GENERALE
           2.73%, 07/06/05                               9,500             9,432
   + SVENSKA HANDELSBANKEN, INC.
           2.67%, 04/25/05                               7,500             7,487
  *+ THUNDER BAY FUNDING, L.L.C., SECTION
     4(2) / 144A
           2.63%, 04/11/05                               9,693             9,686
           2.63%, 04/15/05                              25,000            24,975
           2.68%, 04/21/05                               5,237             5,229
   + WESTPAC CAPITAL CORP.
           2.71%, 04/25/05                              10,900            10,880
   * WHITE PINE FINANCE, L.L.C., SECTION 3C7
     / 144A
           2.18%, 04/11/05                               2,835             2,833
           2.96%, 08/01/05                              20,343            20,142
  *+ WINDMILL FUNDING CORP., SECTION 4(2) /
     144A
           2.65%, 04/07/05                              24,000            23,989
           2.64%, 04/20/05                              40,400            40,344
           2.79%, 04/28/05                               2,500             2,495
  *+ YORKTOWN CAPITAL, L.L.C., SECTION 4(2) /
     144A
           2.77%, 04/01/05                              25,000            25,000
                                                                     -----------
                                                                       1,785,285


     CERTIFICATES OF DEPOSIT  20.9%
     ---------------------------------------------------------------------------

     AMERICAN EXPRESS CENTURION BANK
           2.65%, 04/01/05                              10,500            10,500
     BANCO BILBAO VIZCAYA ARGENTARIA S.A.
           2.64%, 04/14/05                              11,000            11,000
           2.96%, 06/01/05                              20,000            20,000
           2.77%, 07/06/05                               3,000             3,000
     BANK OF NOVA SCOTIA
           2.66%, 04/06/05                              20,000            20,000
     BANK OF THE WEST
           2.62%, 04/01/05                              20,500            20,500
           3.33%, 09/27/05                               2,000             2,000
     BANK OF TOKYO-MITSUBISHI, LTD.
           2.80%, 04/28/05                              15,000            15,000
     BARCLAYS BANK, PLC
           2.70%, 04/12/05                              17,000            17,000
           2.97%, 08/11/05                              50,000            50,000
     CALYON
           2.61%, 04/08/05                              18,000            18,000
           2.95%, 08/10/05                               1,000             1,000
     CANADIAN IMPERIAL BANK OF COMMERCE
           2.61%, 04/08/05                              14,000            14,000
           2.72%, 07/05/05                              30,000            30,000
     CREDIT SUISSE FIRST BOSTON
           2.65%, 04/18/05                              14,000            14,000
           2.66%, 04/22/05                               1,000             1,000
           2.95%, 05/31/05                              40,000            40,000
     DEPFA BANK, PLC
           2.68%, 04/04/05                               7,500             7,500
     DEUTSCHE BANK, AG
           2.78%, 04/27/05                              10,000            10,000
           2.75%, 05/19/05                              50,000            50,000
     DEXIA CREDIT LOCAL
           2.71%, 04/25/05                              13,000            13,000
           2.71%, 04/26/05                              28,000            28,000
   + HBOS Treasury Services, PLC
           2.91%, 06/13/05                               2,000             2,000
           2.73%, 06/29/05                               5,000             5,000
           2.72%, 07/05/05                              15,000            15,000
     HSBC BANK PLC
           3.03%, 08/22/05                              35,000            35,000
     ING BANK, N.V.
           2.78%, 04/29/05                              20,000            20,000
     LANDESBANK BADEN-WURTTEMBERG
           2.21%, 05/17/05                              16,300            16,295
     LANDESBANK HESSEN-THURINGEN
     GIROZENTRALE
           3.15%, 09/12/05                              10,000            10,000
     MIZUHO CORPORATE BANK LTD.
           2.97%, 05/27/05                              18,000            18,000
           3.15%, 09/12/05                              10,000            10,000
     NORDDEUTSCHE LANDESBANK GIROZENTRALE
           2.63%, 04/14/05                              35,000            35,000
     RABOBANK NEDERLAND
           2.81%, 05/03/05                              18,000            18,000
     ROYAL BANK OF CANADA
           2.70%, 04/15/05                              15,000            15,000
           2.76%, 04/19/05                              10,000            10,000
     SOCIETE GENERALE
           2.95%, 08/09/05                               6,000             6,000
           3.23%, 09/23/05                              10,000            10,000
     SVENSKA HANDELSBANKEN AB
           2.62%, 04/13/05                              35,000            35,000
     TORONTO DOMINION BANK
           2.30%, 05/12/05                              20,000            20,000
           2.73%, 07/07/05                               5,000             5,000
     U.S. BANK, N.A.
           2.68%, 04/07/05                               3,000             3,000
           2.68%, 04/22/05                              15,000            15,000
           2.83%, 05/06/05                              16,000            16,000
           3.20%, 09/15/05                               5,000             5,000
           3.34%, 10/03/05                              25,000            25,000
     UBS, AG
           2.66%, 04/08/05                              21,000            21,000
           2.75%, 05/06/05                              60,000            60,000
           2.71%, 07/08/05                              22,000            22,000
     UNICREDITO ITALIANO SPA
           2.97%, 05/31/05                              25,000            24,999
           2.70%, 06/24/05                              20,000            20,000
     WASHINGTON MUTUAL BANK, FA
           2.80%, 04/28/05                              10,000            10,000
           3.25%, 09/23/05                              20,000            20,000
           3.27%, 09/26/05                               6,000             6,000
     WELLS FARGO BANK, N.A.
           2.83%, 05/09/05                              46,000            46,000
     WILMINGTON TRUST CO.
           2.81%, 07/05/05                               5,000             5,000
                                                                     -----------
                                                                         969,794


     BANK NOTES  1.8%
     ---------------------------------------------------------------------------

     BANK OF AMERICA, N.A.
           2.98%, 08/19/05                               5,000             5,000

SCHWAB ADVISOR CASH RESERVES(TM)

PORTFOLIO HOLDINGS  continued

     ISSUER                                        FACE AMOUNT          VALUE
     RATE, MATURITY DATE                           ($ x 1,000)       ($ x 1,000)
           2.98%, 08/23/05                              25,000            25,000
     LASALLE NATIONAL BANK, N.A.
           2.69%, 04/12/05                              25,000            25,000
     STANDARD FEDERAL BANK, N.A.
           2.63%, 04/11/05                              10,000            10,000
           2.67%, 04/13/05                              20,000            20,000
                                                                     -----------
                                                                          85,000


     PROMISSORY NOTES  0.9%
     ---------------------------------------------------------------------------

   o The Goldman Sachs Group, Inc.
           2.80%, 06/30/05                              15,000            15,000
           2.85%, 07/06/05                              10,000            10,000
           2.93%, 07/15/05                              15,000            15,000
                                                                     -----------
                                                                          40,000


     VARIABLE-RATE OBLIGATIONS  9.1% of net assets

   + ABBEY NATIONAL TREASURY SERVICES, PLC
           2.78%, 04/26/05                               5,000             5,000
     BARCLAYS BANK, PLC
           2.74%, 04/18/05                              50,000            49,977
     BAYERISCHE LANDESBANK GIROZENTRALE
           2.78%, 05/02/05                              25,000            24,995
  *+ BETA FINANCE, INC., SECTION 3C7 / 144A
           2.75%, 04/14/05                              19,000            18,997
   + BRECKENRIDGE TERRACE L.L.C.
           2.91%, 04/07/05                               1,000             1,000
   * DORADA FINANCE, INC., SECTION 3C7 / 144A
           2.75%, 04/14/05                              20,000            19,997
   + EAGLE COUNTY, COLORADO HOUSING
     FACILITIES REVENUE BOND
     (The Tarnes at BC LLC Project B) Series
     1999
           2.91%, 04/07/05                               2,000             2,000
   + HBOS Treasury Service, PLC
           2.81%, 04/26/05                               7,000             7,000
           2.68%, 04/04/05                              22,000            22,000
     HSH NORDBANK, AG
           2.70%, 04/11/05                               4,000             3,999
     LANDESBANK BADEN-WURTTEMBERG
           2.74%, 04/13/05                              15,000            14,998
           2.79%, 04/20/05                              12,000            12,000
           2.79%, 04/22/05                              20,000            19,996
   * LIBERTY LIGHTHOUSE U.S. CAPITAL CO.
     L.L.C. 4(2) / 144A
           2.81%, 04/27/05                               5,000             4,999
           2.66%, 04/01/05                              19,000            18,999
  *+ LINKS FINANCE, L.L.C., SECTION 3C7
     / 144A
           2.76%, 04/15/05                              16,000            15,997
     MORGAN STANLEY
           2.71%, 04/04/05                              20,000            20,000
     ROYAL BANK OF SCOTLAND, PLC
           2.73%, 04/14/05                              35,000            34,998
           2.77%, 04/29/05                              25,000            24,995
  *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
           2.76%, 04/15/05                              51,000            50,992
           2.80%, 04/25/05                               6,000             5,999
     SOCIETE GENERALE
           2.76%, 04/18/05                              10,000             9,999
   + TENDERFOOT SEASONAL HOUSING, L.L.C.
     SERIES B
           2.91%, 04/07/05                               2,885             2,885
   o THE GOLDMAN SACHS GROUP, INC.
           2.76%, 04/04/05                              23,000            23,000
           2.89%, 04/22/05                               5,000             5,000
     WESTLB, AG
           2.80%, 04/20/05                               5,000             5,000
                                                                     -----------
                                                                         424,822

                                                MATURITY AMOUNT
     SECURITY                                      ($ x 1,000)
     OTHER INVESTMENTS  29.4% of net assets

     REPURCHASE AGREEMENTS  29.4%
     ---------------------------------------------------------------------------

     BEAR STEARNS & CO. INC.
     Tri-Party Repurchase Agreement
     Collateralized by U.S. Government
     Securities with a value of $459,001
     2.89%, issued 03/31/05,
     due 04/01/05                                      450,036           450,000
     CREDIT SUISSE FIRST BOSTON
     Tri-Party Repurchase Agreement
     Collateralized by U.S. Government
     Securities with a value of
     $38,620
     2.89%, issued 03/31/05,
     due 04/01/05                                        2,858             2,857
     2.63%, issued 02/08/05,
     due 04/07/05                                       35,148            35,000
     MORGAN STANLEY & CO. INC.
     Tri-Party Repurchase Agreement
     Collateralized by U.S. Government
     Securities with a value of $886,993
     2.89%, issued 03/31/05,
     due 04/01/05                                      837,067           837,000
     2.64%, issued 02/11/05,
     due 04/07/05                                       24,097            24,000
     UBS FINANCIAL SERVICES, INC.
     Tri-Party Repurchase Agreement
     Collateralized by U.S. Government
     Securities with a value of $15,300
     2.62%, issued 02/09/05,
     due 04/07/05                                       15,062            15,000
-                                                                    -----------
                                                                       1,363,857


END OF INVESTMENTS.

At 03/31/05, the tax basis cost of the fund's investments was $4,668,758.

The fund's portfolio holdings include restricted and/or illiquid securities worth $68,000 or 1.5% of the fund's total net assets. Also, includes other restricted but deemed liquid securities comprised of 144A, section 4(2) and 3c7 securities, worth $1,328,775 or 28.6% of the fund's total net assets.

SCHWAB ADVISOR CASH RESERVES(TM)

PORTFOLIO HOLDINGS  continued

At March 31, 2005, portfolio holdings included restricted and/or illiquid securities as follows:

     ISSUER                                            FACE            COST/
     RATE, ACQUISITION DATE,                          AMOUNT           VALUE
     MATURITY DATE                                 ($ x 1,000)       ($ x 1,000)
     THE GOLDMAN SACHS GROUP, INC.
           2.76%,02/03/05, 04/04/05                     23,000            23,000
           2.89%,02/22/05, 04/22/05                      5,000             5,000
           2.80%,12/30/04, 06/30/05                     15,000            15,000
           2.85%,01/06/05, 07/06/05                     10,000            10,000
           2.93%,01/19/05, 07/15/05                     15,000            15,000
                                                                     -----------
                                                                          68,000

ITEM 2. CONTROLS AND PROCEDURES.

(a)Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Charles Schwab Family of Funds
              -----------------------------------

By: /s/ Evelyn Dilsaver
    ------------------------------
      Evelyn Dilsaver
      Chief Executive Officer

Date: May 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Evelyn Dilsaver
    ------------------------------
      Evelyn Dilsaver
      Chief Executive Officer

Date: May 18, 2005

By: /s/ George Pereira
    ------------------------------
      George Pereira
      Principal Financial Officer

Date: May 16, 2005